Quarterly Statement of Investments | See Notes to Statements of Investments.

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, May 31, 2013 (unaudited) (continued)

Quarterly Statement of Investments | See Notes to Statements of Investments.

Quarterly Statement of Investments | See Notes to Statements of Investments.

Quarterly Statement of Investments | See Notes to Statements of Investments.

Quarterly Statement of Investments | See Notes to Statements of Investments.

Quarterly Statement of Investments | See Notes to Statements of Investments.

Quarterly Statement of Investments | See Notes to Statements of Investments.

Quarterly Statement of Investments | See Notes to Statements of Investments.

Quarterly Statement of Investments | See Notes to Statements of Investments.

Quarterly Statement of Investments | See Notes to Statements of Investments.

Quarterly Statement of Investments | See Notes to Statements of Investments.

Quarterly Statement of Investments | See Notes to Statements of Investments.

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, May 31, 2013 (unaudited) (continued)

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, May 31, 2013 (unaudited) (continued)

ABBREVIATIONS

Selected Portfolio

Quarterly Statement of Investments | See Notes to Statements of Investments.

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, May 31, 2013 (unaudited) (continued)

Quarterly Statement of Investments | See Notes to Statements of Investments.

Quarterly Statement of Investments | See Notes to Statements of Investments.

Quarterly Statement of Investments | See Notes to Statements of Investments.

Quarterly Statement of Investments | See Notes to Statements of Investments.

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of twenty-four funds (Funds).

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. INCOME TAXES

At May 31, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

4. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

· Level 1 – quoted prices in active markets for identical financial instruments

· Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)· Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At May 31, 2013, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 2 inputs.

5. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds’ significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TAX-FREE TRUST

By /s/LAURA F. FERGERSON
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date July 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the

Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date July 26, 2013

By /s/GASTON GARDEY
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer
Date July 26, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04149

Franklin Tax-Free Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 2/28

Date of reporting period: 5/31/13

Item 1. Schedule of Investments.

Franklin Tax-Free Trust
Statement of Investments, May 31, 2013 (unaudited)

Franklin Alabama Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 95.2%				
Alabama 85.6%				
Alabama State Port Authority Docks Facilities Revenue, Refunding, 6.00%, 10/01/40	$	3,000,000	$	3,561,750
Alabaster Sewer Revenue, NATL Insured, Pre-Refunded, 5.00%, 4/01/29		2,055,000		2,136,173
Anniston PBA Building Revenue, Judicial Center Project, AGMC Insured, 5.00%, 3/01/43		4,120,000		4,518,033
Athens GO, wts., XLCA Insured, 5.00%, 2/01/36		2,560,000		2,795,853
Auburn University General Fee Revenue,				
Refunding, Series A, 5.00%, 6/01/31		3,000,000		3,464,550
Series A, 5.00%, 6/01/27		5,035,000		5,918,643
Series A, 5.00%, 6/01/34		7,500,000		8,522,250
Series A, AGMC Insured, 5.00%, 6/01/38		5,000,000		5,543,950
Baldwin County Board of Education Revenue, School wts., Refunding, 5.00%,				
6/01/24		2,605,000		3,062,178
6/01/25		2,735,000		3,188,955
6/01/26		2,870,000		3,321,767
6/01/27		3,015,000		3,471,622
Bessemer Governmental Utility Services Corp. Water Supply Revenue, Refunding, Series A, Assured Guaranty, 5.00%, 6/01/39		3,825,000		4,055,877
Birmingham GO, Capital Appreciation, Series A, zero cpn. to 3/01/17, thereafter, 3/01/43		5,000,000		4,468,150
Birmingham Special Care Facilities Financing Authority, Health Care Facility Revenue, Children's Hospital, Assured Guaranty, 6.00%, 6/01/39		4,000,000		4,641,440
Birmingham Waterworks Board Water Revenue, Series A, Assured Guaranty, 5.25%, 1/01/39		5,950,000		6,516,975
Butler County IDA Environmental Improvement Revenue, International Paper, Series A, 7.00%, 9/01/32		1,000,000		1,131,360
Butler County Public Education Cooperative District, Limited Obligation School, Series A, XLCA Insured, 5.00%, 7/01/37		9,025,000		9,164,075
Central Elmore Water and Sewer Authority Revenue, Water, NATL Insured, Pre-Refunded, 5.00%, 1/01/29		4,290,000		4,780,433
Chatom IDB Gulf Opportunity Zone Revenue, PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%,				
8/01/30		5,250,000		5,928,668
8/01/37		5,000,000		5,487,500
Cullman Utilities Board Water Revenue, AGMC Insured, 5.00%, 9/01/41		3,000,000		3,319,770
DCH Health Care Authority Health Care Facilities Revenue, 5.125%, 6/01/36		7,000,000		7,271,740
East Alabama Health Care Authority Health Care Facilities Revenue, Mandatory Put 9/01/18,				
Series A, 5.25%, 9/01/36		5,000,000		5,657,900
Series B, 5.50%, 9/01/33		4,500,000		5,185,125
Etowah County Board of Education Special Tax, School wts.,				
AGMC Insured, Pre-Refunded, 5.00%, 9/01/24		2,580,000		2,609,489
AGMC Insured, Pre-Refunded, 5.00%, 9/01/28		1,225,000		1,239,002
AGMC Insured, Pre-Refunded, 5.00%, 9/01/33		1,510,000		1,527,259
Refunding, AGMC Insured, 5.00%, 9/01/24		1,655,000		1,666,105
Refunding, AGMC Insured, 5.00%, 9/01/28		775,000		779,557
Refunding, AGMC Insured, 5.00%, 9/01/33		990,000		995,059
Fairfield GO, wts., AMBAC Insured,				
5.00%, 2/01/29		285,000		286,388
Pre-Refunded, 5.00%, 2/01/29		325,000		335,017
Franklin County GO, wts., Series B, AMBAC Insured, 5.125%, 10/01/33		2,000,000		2,014,820
Homewood GO, Capital Improvement, wts., 5.00%, 9/01/42		2,000,000		2,223,280
Houston County Health Care Authority Revenue, Refunding, Series A, AMBAC Insured, 5.25%, 10/01/30		5,000,000		5,138,050
Huntsville GO, Capital Improvement and Refunding wts., Series A, 5.00%,				
3/01/24		2,760,000		3,275,292
3/01/31		1,245,000		1,418,690
Huntsville PBA Lease Revenue, Municipal Justice and Public Safety Center, Capital Improvement and Refunding, NATL Insured, 5.00%, 10/01/33		8,000,000		8,900,560
Jefferson County Limited Obligation School wts. Revenue, Series A, 5.00%, 1/01/24		2,000,000		1,985,340
Jefferson County Sewer Revenue, wts., ETM, 7.50%, 9/01/13		60,000		60,547
Leeds Public Educational Building Authority Educational Facilities Revenue, Assured Guaranty, 5.125%, 4/01/33		7,410,000		8,035,478
Limestone County Water and Sewer Authority Water Revenue,				
AMBAC Insured, 5.00%, 12/01/29		1,540,000		1,608,376
AMBAC Insured, 5.00%, 12/01/31		3,910,000		4,065,383
Assured Guaranty, 5.00%, 12/01/39		3,750,000		4,089,900
Madison County Board of Education Capital Outlay Revenue, Tax Anticipation wts.,				
Assured Guaranty, 5.125%, 9/01/34		600,000		651,054
Series A, AMBAC Insured, Pre-Refunded, 5.00%, 9/01/34		1,000,000		1,058,590

Franklin Tax-Free Trust

Statement of Investments, May 31, 2013 (unaudited) *(continued)*

Madison GO, wts.,		
5.00%, 4/01/37	3,745,000	4,175,375
Refunding, XLCA Insured, 4.75%, 12/01/36	1,000,000	1,078,550
Madison Water and Wastewater Board Water and Sewer Revenue, Refunding, Series A, XLCA Insured, 4.75%, 12/01/31	7,500,000	8,205,000
Marshall County Health Care Authority Revenue, Refunding, AMBAC Insured, 4.75%, 2/01/33	3,000,000	3,020,820
Mobile GO, wts., Series C, 5.50%, 2/15/30	2,000,000	2,188,880
Mobile Public Educational Building Authority Revenue, Limited Obligation School, Series A, Assured Guaranty, 5.00%, 3/01/33	6,500,000	7,052,045
Mobile Water and Sewer Commissioners Water and Sewer Revenue, Mobile Water, BHAC Insured, 5.00%, 1/01/36	10,000,000	10,717,100
Montgomery Waterworks and Sanitary Sewer Board Water and Sewer System Revenue, Refunding, 5.00%, 3/01/25	2,000,000	2,397,200
Morgan County Board of Education Capital Outlay School wts., Revenue, 5.00%, 3/01/35	7,020,000	7,932,389
Opelika Water Board Revenue, Assured Guaranty, 5.00%, 6/01/37	3,000,000	3,299,370
Orange Beach Water Sewer and Fire Protection Authority Revenue, NATL Insured, Pre-Refunded, 5.00%, 5/15/35	2,000,000	2,180,880
Oxford GO, wts., Series C, 5.00%,		
10/01/27	1,295,000	1,516,846
10/01/28	1,360,000	1,584,155
10/01/29	1,435,000	1,663,036
Phenix City Water and Sewer Revenue, wts., Series A, AGMC Insured, 5.00%, 8/15/40	2,000,000	2,214,720
Saint Clair County PBA Revenue, wts., DHR Building Project, Series A, 5.00%, 9/01/37	2,000,000	2,200,140
Selma IDBR, Gulf Opportunity Zone, International Paper Co. Projects, Series A,		
5.80%, 5/01/34	3,000,000	3,361,320
5.375%, 12/01/35	3,000,000	3,312,600
Troy Public Educational Building Authority Dormitory Revenue, Troy University Housing LLC Project, Series A, Assured Guaranty, 5.00%, 9/01/32	5,000,000	5,265,100
Troy Public Educational Building Authority Educational Facilities Revenue, AGMC Insured, 5.25%, 12/01/40	2,000,000	2,219,080
Trussville GO, wts., Series A, NATL RE, FGIC Insured, 5.00%, 10/01/36	4,740,000	5,095,690
Tuscaloosa GO, wts., Refunding, Series A, 5.00%, 8/15/25	4,265,000	5,122,350
Tuscaloosa Public Educational Building Authority Student Housing Revenue, Ridgecrest Student Housing LLC, University of Alabama Ridgecrest Residential Project, Assured Guaranty, 6.75%, 7/01/38	5,000,000	5,751,550
University of Alabama at Birmingham Hospital Revenue, Refunding, Series A, AMBAC Insured, 5.00%, 9/01/41	9,000,000	9,226,350
University of North Alabama Student Housing Revenue, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 11/01/29	2,995,000	3,053,133
University of South Alabama University Facilities Revenue, Capital Improvement, BHAC Insured, 5.00%, 8/01/38	5,000,000	5,375,200
Valley Special Care Facilities Financing Authority Revenue, Lanier Memorial Hospital, Series A, 5.65%, 11/01/22	3,465,000	3,412,748
		283,699,600
U.S. Territories 9.6%		
Puerto Rico 9.6%		
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, 6.00%, 7/01/38	1,000,000	1,024,930
Puerto Rico Commonwealth GO, Public Improvement, Refunding, AGMC Insured, 5.125%, 7/01/30	650,000	650,325
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue, Refunding, Series N, Assured Guaranty, 5.25%, 7/01/36	10,335,000	10,473,179
Puerto Rico Electric Power Authority Power Revenue, Series WW, 5.50%, 7/01/38	3,350,000	3,374,857
Puerto Rico Sales Tax FICO Sales Tax Revenue,		
first sub., Series A, 5.75%, 8/01/37	2,000,000	2,139,640
first subordinate, Series A, 5.375%, 8/01/39	4,500,000	4,731,930
first subordinate, Series A, 6.00%, 8/01/42	8,500,000	9,331,470
		31,726,331
Total Municipal Bonds (Cost $298,562,107) 95.2%		315,425,931
Other Assets, less Liabilities 4.8%		16,029,166
Net Assets 100.0%		$ 331,455,097

Abbreviations

Selected Portfolio

AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
BHAC - Berkshire Hathaway Assurance Corp.
ETM - Escrow to Maturity

Franklin Tax-Free Trust

Statement of Investments, May 31, 2013 (unaudited) *(continued)*

FGIC	- Financial Guaranty Insurance Co.
FICO	- Financing Corp.
GO	- General Obligation
IDA	- Industrial Development Authority/Agency
IDB	- Industrial Development Bond/Board
IDBR	- Industrial Development Board Revenue
NATL	- National Public Financial Guarantee Corp.
NATL RE	- National Public Financial Guarantee Corp. Reinsured
PBA	- Public Building Authority
XLCA	- XL Capital Assurance

Franklin Tax-Free Trust
Statement of Investments, May 31, 2013 (unaudited)

Franklin Arizona Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 100.5%				
Arizona 90.3%				
Arizona Board of Regents COP, University of Arizona, Refunding, Series C, 5.00%,				
6/01/29	$	3,000,000	$	3,327,390
6/01/30		8,595,000		9,491,201
6/01/31		7,025,000		7,723,566
Arizona Health Facilities Authority Healthcare Education Facilities Revenue, Kirksville College of Osteopathic Medicine Inc., 5.125%, 1/01/30		2,250,000		2,404,350
Arizona Health Facilities Authority Revenue,				
Banner Health, Refunding, Series D, BHAC Insured, 5.50%, 1/01/38		15,000,000		16,436,250
Banner Health, Series A, 5.00%, 1/01/35		10,000,000		10,524,800
Banner Health, Series D, 5.50%, 1/01/38		17,500,000		19,277,125
Catholic Healthcare West, Series B, Sub Series B-1, 5.25%, 3/01/39		10,000,000		10,921,700
Arizona School Facilities Board COP, 5.50%, 9/01/23		10,000,000		11,495,900
Arizona Sports and Tourism Authority Senior Revenue, Multipurpose Stadium Facility Project, Refunding, Series A, 5.00%, 7/01/36		5,000,000		5,377,150
Arizona State Board of Regents Arizona State University System Revenue,				
Polytechnic Campus Project, Series C, 6.00%, 7/01/26		2,500,000		2,928,650
Polytechnic Campus Project, Series C, 6.00%, 7/01/27		3,000,000		3,500,340
Polytechnic Campus Project, Series C, 6.00%, 7/01/28		3,350,000		3,896,552
Refunding, Series A, 5.00%, 7/01/37		2,580,000		2,880,647
Refunding, Series A, 5.00%, 7/01/42		10,000,000		11,091,500
Arizona State Board of Regents University of Arizona System Revenue,				
Refunding, Series A, 5.00%, 6/01/37		3,665,000		4,088,821
Series A, 5.00%, 6/01/38		5,000,000		5,569,600
Series A, 5.00%, 6/01/39		8,650,000		9,482,562
[a]Stimulus Plan for Economic and Educational Development, SPEED, 5.00%, 8/01/38		10,150,000		11,185,807
[a]Stimulus Plan for Economic and Educational Development, SPEED, 5.00%, 8/01/43		9,430,000		10,300,766
Arizona State COP, Department of Administration,				
Refunding, Series A, 5.00%, 10/01/23		1,000,000		1,162,440
Refunding, Series A, 5.00%, 10/01/24		1,235,000		1,421,497
Refunding, Series A, 5.00%, 10/01/26		2,000,000		2,272,560
Refunding, Series A, 5.00%, 10/01/27		1,100,000		1,241,427
Refunding, Series A, 5.00%, 10/01/28		1,000,000		1,122,620
Series A, AGMC Insured, 5.25%, 10/01/26		8,500,000		9,703,940
Series A, AGMC Insured, 5.00%, 10/01/29		5,855,000		6,481,895
Series B, AGMC Insured, 5.00%, 10/01/28		5,000,000		5,531,300
Series B, AGMC Insured, 5.00%, 10/01/29		3,000,000		3,305,280
Arizona State Health Facilities Authority Hospital Revenue, Phoenix Children's Hospital, Refunding, Series A, 5.00%, 2/01/42		8,000,000		8,507,760
Arizona State Lottery Revenue, Series A, AGMC Insured, 5.00%,				
7/01/28		15,540,000		17,234,326
7/01/29		7,500,000		8,284,950
Arizona State Municipal Financing Program COP, Refunding, Series 14, AMBAC Insured, 5.00%, 8/01/33		1,000,000		1,001,620
Arizona State Transportation Board Highway Revenue, Subordinated, Refunding, Series A, 5.00%,				
7/01/34		8,000,000		9,058,560
7/01/36		10,000,000		11,233,500
7/01/36		6,000,000		6,743,880
7/01/37		12,300,000		13,784,118
7/01/38		7,580,000		8,463,297
Arizona State University COP, Research Infrastructure Projects, AMBAC Insured, 5.00%, 9/01/30		17,250,000		17,830,117
Arizona Tourism and Sports Authority Tax Revenue, Multipurpose Stadium Facility Project, Series A, NATL Insured, Pre-Refunded, 5.00%, 7/01/28		7,000,000		7,024,220
Downtown Phoenix Hotel Corp. Revenue, Subordinate, Series B, NATL RE, FGIC Insured, 5.00%,				
7/01/36		18,995,000		19,637,601
7/01/40		12,845,000		13,273,124
El Mirage GO, AGMC Insured, 5.00%, 7/01/42		2,200,000		2,360,754
Gilbert Public Facilities Municipal Property Corp. Revenue, 5.50%, 7/01/28		10,000,000		11,259,900
Gilbert Water Resources Municipal Property Corp. Water System Development Fee and Water Utility Revenue, sub. lien, NATL Insured, 5.00%, 10/01/29		25,000,000		27,469,250
Glendale IDA Hospital Revenue, John C. Lincoln Health Network, Refunding,				
5.00%, 12/01/32		4,025,000		4,182,176
5.00%, 12/01/42		12,870,000		13,292,522

Franklin Tax-Free Trust

Statement of Investments, May 31, 2013 (unaudited) *(continued)*

Series B, 5.00%, 12/01/37	3,000,000	3,060,420
Glendale IDAR, Midwestern University,		
5.00%, 5/15/35	5,000,000	5,300,450
5.125%, 5/15/40	10,000,000	10,589,000
Refunding, 5.00%, 5/15/31	3,455,000	3,715,265
Glendale Municipal Property Corp. Excise Tax Revenue, Refunding, Series C, 5.00%, 7/01/38	10,000,000	10,722,700
Glendale Water and Sewer Revenue,		
senior lien, Obligations, Refunding, 5.00%, 7/01/27	1,365,000	1,565,218
senior lien, Obligations, Refunding, 5.00%, 7/01/28	1,825,000	2,081,851
sub. lien, Obligations, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/23	2,000,000	2,006,920
Glendale Western Loop 101 Public Facilities Corp. Excise Tax Revenue, third lien, Series A, Pre-Refunded, 6.25%, 7/01/38	10,000,000	10,343,400
Goodyear Community Facilities Utilities District No. 1 GO, AMBAC Insured, 5.00%, 7/15/32	7,500,000	7,941,750
Goodyear Water and Sewer Revenue, sub. lien, Obligations, Refunding, AGMC Insured,		
5.25%, 7/01/31	1,000,000	1,111,710
5.50%, 7/01/41	1,500,000	1,674,690
Greater Arizona Development Authority Infrastructure Revenue, Series B, NATL Insured, 5.00%, 8/01/35	9,090,000	9,437,420
Marana Municipal Property Corp. Municipal Facilities Revenue,		
Refunding, NATL Insured, 5.25%, 7/01/22	1,100,000	1,120,537
Series A, 5.00%, 7/01/28	3,000,000	3,287,700
Maricopa County Hospital Revenue, Sun Health Corp., Pre-Refunded, 5.00%, 4/01/35	12,090,000	15,174,884
Maricopa County IDA, MFHR,		
Senior, National Voluntary Health Facilities II Project, Series A, AGMC Insured, ETM, 5.50%, 1/01/18	2,000,000	2,221,800
Western Groves Apartments Project, Series A-1, AMBAC Insured, 5.30%, 12/01/22	1,595,000	1,595,798
Maricopa County IDA Health Facility Revenue,		
Catholic Healthcare West, Refunding, Series A, 5.375%, 7/01/23	7,000,000	7,302,680
Catholic Healthcare West, Refunding, Series A, 5.50%, 7/01/26	13,950,000	14,579,284
Catholic Healthcare West, Refunding, Series A, 6.00%, 7/01/39	4,860,000	5,553,571
Mayo Clinic, 5.00%, 11/15/36	16,250,000	17,215,575
Maricopa County IDA Hospital System Revenue, Samaritan Health Services, Series A, NATL Insured, ETM, 7.00%, 12/01/16	1,890,000	2,136,191
Maricopa County IDA Senior Living Healthcare Revenue, Immanuel Campus of Care Project, Refunding, Series A, GNMA Secured, 5.00%, 8/20/35	1,725,000	1,715,720
Maricopa County PCC, PCR,		
El Paso Electric Co. Palo Verde Project, Refunding, Series A, 4.50%, 8/01/42	10,000,000	10,081,700
El Paso Electric Co. Palo Verde Project, Series A, 7.25%, 2/01/40	10,000,000	11,756,900
Public Service Co. of New Mexico Palo Verde Project, Refunding, Series A, 6.25%, 1/01/38	5,000,000	5,689,100
Southern California Edison Co., Refunding, Series A, 5.00%, 6/01/35	5,555,000	6,049,673
Southern California Edison Co., Refunding, Series B, 5.00%, 6/01/35	14,745,000	16,058,042
Maricopa County School District No. 83 Cartwright Elementary GO, School Improvement, Project of 2010, Series A, AGMC Insured, 5.375%, 7/01/30	5,415,000	6,131,621
Maricopa County USD No. 48 Scottsdale GO, School Improvement, Project of 2010, Series B,		
4.50%, 7/01/28	1,865,000	2,050,157
4.75%, 7/01/29	2,850,000	3,168,430
4.75%, 7/01/30	2,100,000	2,325,183
Maricopa County USD No. 89 Dysart GO, School Improvement, Project of 2006, Series B, AGMC Insured, 5.00%, 7/01/27	5,015,000	5,410,633
Maricopa CSD, GO, School Improvement, Project of 2010, Series B, 5.00%, 7/01/32	1,905,000	2,145,754
McAllister Academic Village LLC Revenue, Arizona State University Hassayampa Academic Village Project, Refunding,		
5.25%, 7/01/33	5,000,000	5,537,950
5.00%, 7/01/38	5,000,000	5,459,800
Assured Guaranty, 5.25%, 7/01/33	2,525,000	2,796,665
Assured Guaranty, 5.00%, 7/01/38	3,825,000	4,176,747
Mesa Excise Tax Revenue, Obligations, 5.00%, 7/01/32	9,000,000	10,078,560
Mesa Utility Systems Revenue, NATL Insured, Pre-Refunded, 5.00%, 7/01/26	7,000,000	7,355,040
Navajo County PCC Revenue, Mandatory Put 6/01/16, Series E, 5.75%, 6/01/34	6,000,000	6,770,820
Navajo County USD No. 6 Heber-Overgaard GO, School Improvement, Project of 2008, Assured Guaranty, 5.50%, 7/01/28	1,045,000	1,217,383
Nogales Municipal Development Authority Inc. GO, NATL Insured, 5.00%, 6/01/36	2,640,000	2,782,138
Northern Arizona University COP,		
Northern Arizona University Projects, Refunding, 5.00%, 9/01/27	1,500,000	1,678,740
Northern Arizona University Projects, Refunding, 5.00%, 9/01/28	2,000,000	2,226,620
Northern Arizona University Projects, Refunding, 5.00%, 9/01/29	1,465,000	1,622,473
Northern Arizona University Projects, Refunding, 5.00%, 9/01/30	2,340,000	2,579,944
Northern Arizona University Research Infrastructure Projects, AMBAC Insured, Pre-Refunded, 5.00%, 9/01/30	2,000,000	2,117,180
Northern Arizona University System Revenue, 5.00%, 6/01/38	5,000,000	5,263,350
Phoenix Civic Improvement Corp. Airport Revenue,		
junior lien, Series A, 5.00%, 7/01/40	10,000,000	10,815,100
senior lien, Series A, 5.00%, 7/01/38	10,000,000	11,123,300

Franklin Tax-Free Trust

Statement of Investments, May 31, 2013 (unaudited) *(continued)*

Phoenix Civic Improvement Corp. Distribution Revenue, Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL RE, FGIC Insured, zero cpn. to 7/01/13, 5.50% thereafter,		
7/01/27	3,945,000	4,736,683
7/01/28	2,000,000	2,405,140
7/01/29	2,000,000	2,406,320
7/01/36	5,000,000	5,976,250
7/01/37	7,000,000	8,354,290
Phoenix Civic Improvement Corp. Excise Tax Revenue, Subordinated, Civic Plaza Expansion Project, Series A, NATL RE, FGIC Insured, 5.00%,		
7/01/35	2,050,000	2,163,488
7/01/41	5,000,000	5,254,950
Phoenix Civic Improvement Corp. Wastewater System Revenue,		
junior lien, Refunding, AGMC Insured, 5.00%, 7/01/37	5,515,000	6,036,609
junior lien, Refunding, NATL RE, FGIC Insured, 5.00%, 7/01/28	2,000,000	2,080,700
junior lien, Refunding, NATL RE, FGIC Insured, 5.00%, 7/01/29	3,405,000	3,539,804
senior lien, Refunding, 5.50%, 7/01/24	2,500,000	2,970,475
Phoenix Civic Improvement Corp. Water System Revenue, junior lien, Series A, 5.00%, 7/01/39	14,780,000	16,610,207
Phoenix IDA Education Revenue, Facility, JMF-Higley 2012 LLC Project, 5.00%,		
12/01/34	3,000,000	3,222,660
12/01/39	5,610,000	5,949,237
Phoenix IDA Student Housing Revenue, Downtown Phoenix Student Housing LLC Arizona State University Project,		
Series A, AMBAC Insured, 5.00%, 7/01/37	18,095,000	15,659,956
Series C, AMBAC Insured, 5.00%, 7/01/37	8,735,000	7,160,167
Pima County IDA Lease Revenue,		
Clark County Detention Facility Project, 5.00%, 9/01/39	15,000,000	15,627,600
Metro Police Facility, Nevada Project, Series A, 5.375%, 7/01/39	2,000,000	2,139,100
Metro Police Facility, Nevada Project, Series A, 5.50%, 7/01/39	7,500,000	8,071,650
Pima County Arizona, 5.125%, 9/01/27	8,655,000	9,310,789
Pinal County Electrical District No. 3 Electric System Revenue, Refunding, 5.25%,		
7/01/33	1,500,000	1,644,480
7/01/41	6,800,000	7,303,608
Pinal County Electrical District No. 4 Electric System Revenue, 6.00%,		
12/01/23	525,000	607,325
12/01/28	740,000	836,385
12/01/38	1,150,000	1,275,477
Rio Nuevo Multipurpose Facilities District Excise Tax Revenue, sub. lien, Assured Guaranty, 6.50%, 7/15/24	4,220,000	4,954,238
Salt River Project Agricultural Improvement and Power District Electric System Revenue,		
Refunding, Series A, 5.00%, 12/01/30	17,255,000	19,985,776
Salt River Project, Series A, 5.00%, 1/01/37	14,000,000	15,051,400
Salt River Project, Series A, 5.00%, 1/01/38	7,000,000	7,773,920
Salt River Project, Series A, 5.00%, 1/01/39	5,000,000	5,599,400
Salt Verde Financial Corp. Senior Gas Revenue, 5.00%,		
12/01/32	10,000,000	11,185,400
12/01/37	7,500,000	8,229,975
Scottsdale GO, Project of 2004, Preserve Acquisition, 3.50%, 7/01/26	8,985,000	9,382,946
Scottsdale IDA Hospital Revenue, Scottsdale Healthcare, Refunding, Series A, 5.25%, 9/01/30	5,000,000	5,015,450
Scottsdale Municipal Property Corp. Excise Tax Revenue, Water and Sewer Improvements Project, 5.00%, 7/01/33	10,660,000	12,191,735
Show Low IDA Hospital Revenue, Navapache Regional Medical Center, Radian Insured, 5.00%,		
12/01/30	5,160,000	5,243,128
12/01/35	2,000,000	2,025,640
Tempe Excise Tax Revenue, Series A, 5.00%, 7/01/31	2,325,000	2,648,966
Tempe IDA Lease Revenue, State University Foundation, AMBAC Insured, 5.00%,		
7/01/28	4,275,000	4,278,463
7/01/34	11,510,000	11,516,215
Tucson Airport Authority Inc. Revenue, sub. lien, AMBAC Insured, 5.35%, 6/01/31	10,000,000	10,017,400
Tucson COP, Refunding, AGMC Insured, 5.00%,		
7/01/23	2,975,000	3,397,123
7/01/24	2,875,000	3,285,004
Tucson IDA Lease Revenue, University of Arizona/Marshall Foundation Project, Series A, AMBAC Insured, 5.00%, 7/15/32	1,000,000	1,000,810
Tucson Water System Revenue,		
5.00%, 7/01/32	5,000,000	5,597,950
Refunding, 5.00%, 7/01/28	1,230,000	1,394,808
Refunding, 5.00%, 7/01/29	1,765,000	1,994,079
University Medical Center Corp. Hospital Revenue,		
5.00%, 7/01/35	7,000,000	7,259,070

6.50%, 7/01/39	4,750,000	5,483,970
Refunding, 6.00%, 7/01/39	5,000,000	5,780,950
University of Arizona COP, University of Arizona Projects, Series B, AMBAC Insured, Pre-Refunded, 5.00%,		
6/01/26	7,070,000	7,070,000
6/01/28	7,000,000	7,000,000
6/01/31	5,565,000	5,565,000
Yavapai County IDA Hospital Facility Revenue, Yavapai Regional Medical Center,		
Series A, 6.00%, 8/01/33	2,000,000	2,015,080
Series B, 5.625%, 8/01/33	2,315,000	2,458,646
Series B, 5.625%, 8/01/37	12,435,000	13,071,548
		1,039,530,288
U.S. Territories 10.2%		
Puerto Rico 10.2%		
Puerto Rico Commonwealth GO, Public Improvement,		
Refunding, Series A, 5.75%, 7/01/41	5,000,000	5,093,400
Series A, 5.25%, 7/01/37	5,000,000	4,873,100
Puerto Rico Electric Power Authority Power Revenue,		
Refunding, Series ZZ, 5.25%, 7/01/26	8,470,000	8,624,831
Series CCC, 5.25%, 7/01/27	5,000,000	5,064,600
Puerto Rico PBA Guaranteed Revenue, Government Facilities,		
Refunding, Series D, 5.375%, 7/01/33	3,000,000	2,999,910
Series I, Pre-Refunded, 5.375%, 7/01/34	40,000,000	42,180,400
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B, 5.50%, 8/01/31	17,500,000	17,419,150
Puerto Rico Sales Tax FICO Sales Tax Revenue,		
first subordinate, Series A, 5.50%, 8/01/37	6,000,000	6,362,640
first subordinate, Series C, 5.25%, 8/01/41	10,930,000	11,385,344
Refunding, Series C, 5.00%, 8/01/46	12,500,000	13,148,625
		117,152,000
Total Municipal Bonds before Short Term Investments (Cost $1,099,775,316)		1,156,682,288
Short Term Investments (Cost $1,300,000) 0.1%		
Municipal Bonds 0.1%		
Arizona 0.1%		
[b]Maricopa County PCC, PCR, Arizona Public Service Co. Palo Verde Project, Refunding, Series B, Daily VRDN and Put, 0.07%, 5/01/29	1,300,000	1,300,000
Total Investments (Cost $1,101,075,316) 100.6%		1,157,982,288
Other Assets, less Liabilities (0.6)%		(7,313,673)
Net Assets 100.0%		$ 1,150,668,615

[a]Security purchased on a delayed delivery basis.

[b]Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Abbreviations

Selected Portfolio

AGMC	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
BHAC	- Berkshire Hathaway Assurance Corp.
COP	- Certificate of Participation
CSD	- Central School District
ETM	- Escrow to Maturity
FGIC	- Financial Guaranty Insurance Co.
FICO	- Financing Corp.
GNMA	- Government National Mortgage Association
GO	- General Obligation

Franklin Tax-Free Trust
Statement of Investments, May 31, 2013 (unaudited)

Franklin Colorado Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 99.3%		
Colorado 89.9%		
Adams County Revenue, Platte Valley Medical Center Project, NATL Insured, Pre-Refunded, 5.00%, 2/01/31	$ 9,615,000	$ 10,574,192
Adams State College Auxiliary Facilities Revenue, Improvement, Series A, 5.50%,		
5/15/34	2,000,000	2,212,960
5/15/39	2,150,000	2,358,378
Adams State College Institutional Enterprise Revenue, 5.00%,		
5/15/32	1,360,000	1,532,176
5/15/37	1,000,000	1,099,010
ᵃAuraria Higher Education Center Parking Enterprise Revenue, 5th and Walnut Parking Garage Project, Series A, AGMC Insured, 5.00%, 4/01/34	6,150,000	6,856,758
Aurora COP, Refunding, Series A, 5.00%, 12/01/30	5,680,000	6,441,972
Aurora Hospital Revenue, Children's Hospital Assn. Project, Series A, 5.00%, 12/01/40	2,500,000	2,679,450
Aurora Water Improvement Revenue, first lien, Series A, AMBAC Insured, 5.00%,		
8/01/36	5,880,000	6,530,269
8/01/39	10,000,000	11,076,500
Bell Mountain Ranch Metropolitan District GO, Limited Tax, Refunding, AGMC Insured, 5.00%, 12/01/39	3,160,000	3,348,052
Boulder Larimer and Weld Counties Vrain Valley School District No. RE-1J GO, 5.00%, 12/15/33	5,300,000	6,083,287
Boulder Valley School District No. RE-2 Boulder GO, 5.00%, 12/01/34	6,000,000	6,865,380
Bowles Metropolitan District GO, Refunding, AGMC Insured, 5.00%, 12/01/33	2,500,000	2,522,850
Brighton Water Activity Enterprise Revenue, Water System Project, Series A, Assured Guaranty, 5.25%, 12/01/34	5,380,000	6,021,619
Broadlands Metropolitan District No. 2 GO, NATL Insured, Pre-Refunded, 5.25%, 12/01/34	8,655,000	9,295,037
Castle Rock Sales and Use Tax Revenue, 5.00%,		
6/01/31	1,800,000	2,060,226
6/01/32	1,845,000	2,101,621
6/01/35	2,775,000	3,135,833
Colorado Department of Transportation COP, NATL Insured, Pre-Refunded, 5.00%, 6/15/34	6,915,000	7,251,207
Colorado Educational and Cultural Facilities Authority Revenue,		
Alexander Dawson School, Colorado Project, 5.00%, 2/15/40	5,280,000	5,622,197
Charter School, James Irwin Educational Foundation Project, Refunding and Improvement, Assured Guaranty, 5.00%, 8/01/37	6,060,000	6,248,102
Student Housing, Campus Village Apartments Project, Refunding, 5.50%, 6/01/38	9,000,000	9,771,210
Colorado Health Facilities Authority Revenue,		
The Evangelical Lutheran Good Samaritan Society Project, 5.25%, 6/01/31	4,000,000	4,262,520
The Evangelical Lutheran Good Samaritan Society Project, Series A, 5.25%, 6/01/34	3,500,000	3,576,510
Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured, 5.00%, 12/01/25	3,050,000	3,173,586
Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured, 5.00%, 12/01/26	3,205,000	3,313,650
Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured, 5.00%, 12/01/27	3,365,000	3,460,297
Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured, 5.00%, 12/01/30	3,000,000	3,058,590
Colorado HFAR,		
MF, Project II, Series A-2, 5.30%, 10/01/23	470,000	470,517
MF, Project II, Series A-2, 5.375%, 10/01/32	1,155,000	1,156,028
MFH Insured Mortgage, Series C-3, 6.05%, 10/01/32	460,000	460,621
Colorado School of Mines Enterprise Revenue, Refunding and Improvement, Series A, 5.25%, 12/01/37	2,000,000	2,169,240
Colorado School of Mines Institutional Enterprise Revenue, Series B, 5.00%,		
12/01/32	1,000,000	1,141,910
12/01/42	10,000,000	11,133,900
Colorado Springs Public Facilities Authority COP, U.S. Olympic Committee Project, Assured Guaranty, 5.00%, 11/01/39	11,305,000	12,089,341
Colorado Springs Utilities Revenue,		
Series D-1, 5.25%, 11/15/33	5,000,000	5,947,350
sub. lien, System Improvement, Series B, Pre-Refunded, 5.00%, 11/15/33	3,000,000	3,063,810
System, Series C-2, 5.00%, 11/15/37	6,230,000	7,034,729
System, Series C-2, 5.00%, 11/15/42	8,165,000	9,121,693
Colorado State Board of Governors University Enterprise System Revenue,		
Refunding, Series B, 5.00%, 3/01/35	2,000,000	2,377,760
Series A, 5.00%, 3/01/34	25,000	27,617
Series A, 5.00%, 3/01/38	15,010,000	16,715,736
Series A, 5.00%, 3/01/39	145,000	158,418
Series A, NATL RE, FGIC Insured, 5.00%, 3/01/37	1,755,000	1,882,044
Series A, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 3/01/37	11,245,000	13,012,714
Series A, Pre-refunded, 5.00%, 3/01/34	2,225,000	2,681,526
Series A, Pre-Refunded, 5.00%, 3/01/39	7,055,000	8,502,545
Colorado State Building Excellent Schools Today COP, Series G, 5.00%, 3/15/32	10,000,000	11,084,900

Colorado State COP, UCDHSC Fitzsimons Academic Projects,		
Refunding, Series A, 5.00%, 11/01/28	1,500,000	1,722,990
Refunding, Series A, 5.00%, 11/01/29	3,105,000	3,546,034
Series B, NATL Insured, Pre-Refunded, 5.00%, 11/01/30	5,000,000	5,420,550
Colorado State Health Facilities Authority Revenue,		
Boulder Community Hospital Project, Refunding, Series A, 6.00%, 10/01/35	5,500,000	6,147,515
Catholic Health Initiatives, Refunding, Series A, 5.00%, 7/01/39	5,000,000	5,336,450
Catholic Health Initiatives, Series D, 6.125%, 10/01/28	2,500,000	2,958,475
Catholic Health Initiatives, Series D, 6.25%, 10/01/33	2,000,000	2,351,860
Evangelical Lutheran Good Samaritan Society Project, Refunding, 5.00%, 12/01/33	2,500,000	2,660,000
Evangelical Lutheran Good Samaritan Society Project, Series A, Pre-Refunded, 6.125%, 6/01/38	4,500,000	4,760,505
Hospital, NCMC Inc. Project, Series A, AGMC Insured, 5.50%, 5/15/30	7,900,000	8,661,244
Hospital, Refunding, Series C, AGMC Insured, 5.25%, 3/01/40	5,000,000	5,400,900
Parkview Medical Center Inc. Project, Series A, 5.00%, 9/01/37	8,000,000	8,368,960
Poudre Valley Health Care Inc. and Medical Center of the Rockies, Refunding, Series A, AGMC Insured, 5.20%, 3/01/31	9,500,000	10,357,850
Sisters of Charity of Leavenworth Health System, Refunding, Series A, 5.00%, 1/01/40	7,320,000	7,879,321
Valley View Hospital Assn. Project, Refunding, 5.75%, 5/15/36	2,000,000	2,138,900
Yampa Valley Medical Center Project, Refunding, 5.125%, 9/15/29	4,000,000	4,117,960
Colorado State Higher Education Capital Construction Lease Purchase Financing Program COP,		
5.50%, 11/01/27	5,245,000	6,172,211
Pre-Refunded, 5.50%, 11/01/27	2,030,000	2,509,506
Colorado Water Resources and Power Development Authority Clean Water Revenue, Series A, 6.30%, 9/01/14	10,000	10,043
Colorado Water Resources and Power Development Authority Revenue, Fountain Colorado Electric Water and Wastewater Utility Enterprise Project, Series A, AGMC Insured, 5.00%, 9/01/38	1,210,000	1,329,100
Colorado Water Resources and Power Development Authority Water Resources Revenue,		
Arapahoe County Water and Wastewater Public Improvement District Project, Series E, NATL Insured, 5.00%, 12/01/35	10,000,000	10,488,400
Donala Water and Sanitation District Project, Series C, 5.00%, 9/01/36	1,900,000	2,102,350
Parker Water and Sanitation District Project, NATL Insured, Series D, Pre-Refunded, 5.00%, 9/01/30	5,000,000	5,289,700
Commerce City COP, AMBAC Insured, 5.00%, 12/15/37	13,975,000	14,504,932
Commerce City Northern Infrastructure General Improvement District GO, Refunding and Improvement, AGMC Insured, 5.00%, 12/01/31	2,040,000	2,278,272
Denver City and County Airport System Revenue,		
Series B, 5.00%, 11/15/30	10,055,000	11,397,242
Series B, 5.00%, 11/15/43	10,000,000	11,180,200
Series B, Pre-Refunded, 5.50%, 11/15/33	5,000,000	5,117,450
Series D, 7.75%, 11/15/13	160,000	165,253
Denver City and County School District No. 1 COP, Series C, 5.00%, 12/15/30	4,000,000	4,475,880
Denver City and County School District No. 1 GO, Series B, 5.00%, 12/01/31	10,000,000	11,560,500
Denver Convention Center Hotel Authority Revenue, senior bond, Refunding, XLCA Insured, 5.00%, 12/01/30	14,500,000	15,297,065
Denver Health and Hospital Authority Healthcare Recovery Zone Facility Revenue,		
5.50%, 12/01/30	1,500,000	1,655,580
5.625%, 12/01/40	4,000,000	4,422,480
Refunding, Series A, 5.25%, 12/01/31	9,250,000	9,656,723
Series A, Pre-Refunded, 6.25%, 12/01/33	3,250,000	3,533,465
Dove Valley Metropolitan District Arapahoe County GO, Refunding, AGMC Insured, 5.00%, 11/01/35	3,350,000	3,528,220
E-470 Public Highway Authority Senior Revenue,		
Capital Appreciation, Series A, NATL Insured, zero cpn., 9/01/33	3,000,000	1,005,870
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/32	7,800,000	2,796,456
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/34	14,075,000	4,472,894
Series C, 5.25%, 9/01/25	2,500,000	2,785,950
Series D, Sub Series D-1, NATL Insured, 5.50%, 9/01/24	2,500,000	2,675,200
Eagle River Water and Sanitation District Enterprise Wastewater Revenue, 5.00%,		
12/01/27	600,000	688,842
12/01/32	400,000	449,808
12/01/42	7,500,000	8,312,175
Erie Wastewater Enterprise Revenue, Series A, Assured Guaranty, 5.00%,		
12/01/33	2,860,000	3,098,467
12/01/37	5,120,000	5,473,434
Erie Water Enterprise Revenue, Series A, AGMC Insured, 5.00%, 12/01/32	10,000,000	10,768,700
Fort Lewis College Board of Trustees Enterprise Revenue, Series B-1, NATL RE, FGIC Insured, 5.00%, 10/01/37	12,830,000	13,442,889
Gunnison Watershed School District No. RE-1J GO, 5.25%, 12/01/33	1,240,000	1,448,506
Ignacio School District 11JT GO, 5.00%, 12/01/31	1,215,000	1,392,001
Meridian Metropolitan District GO, Refunding, Series A, 5.00%, 12/01/41	5,000,000	5,243,100
Mesa State College Auxiliary Facilities Enterprise Revenue,		
Pre-Refunded, 6.00%, 5/15/38	7,000,000	8,596,560

Refunding, Series A, 5.00%, 5/15/33	3,455,000	3,798,980
Mesa State College College Enterprise Revenue, BHAC Insured, 5.125%, 5/15/37	5,765,000	6,153,215
Park Creek Metropolitan District Revenue,		
Senior Limited Property Tax Supported, Refunding, Series A, AGMC Insured, 6.00%, 12/01/38	2,500,000	2,824,250
Senior Limited Property Tax Supported, Refunding, Series A, AGMC Insured, 6.125%, 12/01/41	2,500,000	2,830,500
Senior Property Tax Supported, Refunding and Improvement, Assured Guaranty, 6.375%, 12/01/37	7,000,000	7,946,120
Parker Water and Sanitation District GO, Refunding, 4.50%, 8/01/37	4,000,000	4,314,120
Platte River Power Authority Power Revenue, Series II, 5.00%, 6/01/37	12,000,000	13,436,880
Poudre Tech Metropolitan District Unlimited Property Tax Supported Revenue, Refunding and Improvement, Series A, AGMC Insured, 5.00%, 12/01/39	7,435,000	6,998,566
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.50%, 11/15/38	9,900,000	13,267,782
Pueblo County COP, County Judicial Complex Project, AGMC Insured, 5.00%, 9/15/42	10,000,000	10,784,200
Pueblo County School District No. 70 GO, 5.00%, 12/01/31	2,155,000	2,472,173
Pueblo Urban Renewal Authority Revenue, Refunding and Improvement, Series B,		
5.25%, 12/01/28	1,000,000	1,115,890
5.50%, 12/01/31	1,010,000	1,138,270
5.25%, 12/01/38	3,615,000	3,902,429
Rangeview Library District COP, Rangeview Library District Projects, Assured Guaranty, 5.00%, 12/15/30	3,840,000	4,201,882
Regional Transportation District COP,		
Refunding, Series A, 5.00%, 6/01/27	5,500,000	6,200,260
Series A, 5.375%, 6/01/31	19,000,000	21,266,700
Regional Transportation District Sales Tax Revenue, FasTracks Project, Series A,		
5.00%, 11/01/32	10,000,000	11,495,500
5.00%, 11/01/38	11,000,000	12,196,580
AMBAC Insured, Pre-Refunded, 5.00%, 11/01/31	14,150,000	16,271,510
Thornton Development Authority Tax Increment Revenue, North Washington Street Urban Renewal Project, NATL Insured, 5.00%, 12/01/29	6,100,000	6,288,063
Thornton Water Enterprise Revenue, NATL Insured, Pre-Refunded, 5.00%, 12/01/29	7,010,000	7,502,382
Triview Metropolitan District GO, Refunding, 5.00%, 11/01/34	10,855,000	11,525,622
University of Colorado Enterprise System Revenue, University of Colorado Regents,		
Refunding, Series A-2, 5.00%, 6/01/31	8,655,000	9,870,854
Refunding, Series A-2, 5.00%, 6/01/33	2,600,000	2,941,380
Refunding, Series B, 5.00%, 6/01/37	7,050,000	7,865,262
Series A, 5.375%, 6/01/38	3,000,000	3,462,540
Series B, NATL Insured, 5.00%, 6/01/32	3,000,000	3,355,620
University of Colorado Hospital Authority Revenue,		
Refunding, Series A, 6.00%, 11/15/29	5,000,000	5,844,200
Series A, 5.00%, 11/15/37	2,000,000	2,120,580
Series A, 5.25%, 11/15/39	3,000,000	3,163,680
University of Northern Colorado Greeley Institutional Enterprise Revenue, Refunding, Series A, 5.00%, 6/01/30	1,690,000	1,892,834
Western State College Revenues, 5.00%,		
5/15/34	2,000,000	2,170,880
5/15/39	2,000,000	2,151,920
Woodmoor Water and Sanitation District No. 1 Enterprise Water and Wastewater Revenue, 5.00%, 12/01/36	5,000,000	5,546,700
		762,239,100
U.S. Territories 9.4%		
Guam 1.4%		
Guam Government Business Privilege Tax Revenue, Series B-1, 5.00%,		
1/01/32	3,545,000	3,880,782
1/01/42	1,900,000	2,035,261
Guam Government Limited Obligation Revenue, Section 30, Series A,		
5.375%, 12/01/24	2,000,000	2,160,540
5.75%, 12/01/34	3,565,000	3,897,151
		11,973,734
Puerto Rico 7.8%		
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Refunding, Series AA-2, 5.30%, 7/01/35	5,000,000	5,014,400
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue, Refunding, Series H, 5.45%, 7/01/35	460,000	461,316
Puerto Rico Electric Power Authority Power Revenue, Series XX, 5.25%, 7/01/40	13,910,000	13,829,878
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Industrial Revenue, Guaynabo Municipal Government Center Project, 5.625%, 7/01/22	1,335,000	1,336,722
Puerto Rico PBA Guaranteed Revenue, Government Facilities,		
Refunding, Series D, 5.375%, 7/01/33	2,120,000	2,119,936

Series I, Pre-Refunded, 5.375%, 7/01/34	5,000,000	5,272,550
Puerto Rico Sales Tax FICO Sales Tax Revenue,		
first subordinate, Refunding, Series C, 5.375%, 8/01/38	2,370,000	2,498,478
first subordinate, Series A, 5.50%, 8/01/37	5,000,000	5,302,200
first subordinate, Series A, 6.375%, 8/01/39	10,000,000	11,214,400
first subordinate, Series A, 5.50%, 8/01/42	3,000,000	3,165,420
first subordinate, Series C, 5.50%, 8/01/40	10,000,000	10,611,600
Senior Series C, 5.25%, 8/01/40	4,560,000	4,907,062
		65,733,962
U.S. Virgin Islands 0.2%		
Virgin Islands PFAR, Virgin Islands Matching Fund Loan Note, sub. lien, Working Capital, Refunding, Series B, 5.25%, 10/01/29	1,800,000	2,011,680
Total U.S. Territories		79,719,376
Total Municipal Bonds before Short Term Investments (Cost $793,427,672)		841,958,476
Short Term Investments 0.4%		
Municipal Bonds 0.4%		
Colorado 0.4%		
[b]Colorado Educational and Cultural Facilities Authority Revenue, National Jewish Federation Bond Program, Series D-4, Daily VRDN and Put, 0.08%, 5/01/38	1,300,000	1,300,000
[b]Pitkin County IDR, Aspen Skiing Co. Project, Refunding, Series A, Daily VRDN and Put, 0.08%, 4/01/16	2,200,000	2,200,000
Total Short Term Investments (Cost $3,500,000)		3,500,000
Total Investments (Cost $796,927,672) 99.7%		845,458,476
Other Assets, less Liabilities 0.3%		2,274,981
Net Assets 100.0%		$ 847,733,457

[a]Security purchased on a when-issued basis.

[b]Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
BHAC - Berkshire Hathaway Assurance Corp.
COP - Certificate of Participation
FGIC - Financial Guaranty Insurance Co.
FICO - Financing Corp.
GO - General Obligation
HFAR - Housing Finance Authority Revenue
IDR - Industrial Development Revenue
MF - Multi-Family
MFH - Multi-Family Housing
NATL - National Public Financial Guarantee Corp.
NATL RE - National Public Financial Guarantee Corp. Reinsured
PBA - Public Building Authority
PFAR - Public Financing Authority Revenue
XLCA - XL Capital Assurance

Franklin Tax-Free Trust
Statement of Investments, May 31, 2013 (unaudited)

Franklin Connecticut Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 96.5%				
Connecticut 84.5%				
Bridgeport GO, Series A, 5.00%, 2/15/32	$	17,000,000	$	18,642,540
Connecticut State GO,				
Series A, 5.00%, 2/15/29		10,000,000		11,665,400
Series B, 5.00%, 4/15/29		6,025,000		6,991,892
Series B, 5.00%, 4/15/31		6,000,000		6,872,160
Series B, 5.00%, 4/15/32		4,000,000		4,564,800
Series C, AGMC Insured, 5.00%, 6/01/26		5,000,000		5,509,650
Series D, 5.00%, 11/01/31		5,000,000		5,737,950
Series E, 5.00%, 9/15/32		5,000,000		5,751,950
Connecticut State Health and Educational Facilities Authority Revenue,				
Ascension Health Senior Credit Group, Series A, 5.00%, 11/15/40		18,520,000		20,109,942
Brunswick School Issue, Series B, NATL Insured, Pre-Refunded, 5.00%, 7/01/33		2,000,000		2,006,840
Brunswick School Issue, Series C, 5.00%, 7/01/28		1,000,000		1,140,740
Brunswick School Issue, Series C, 5.00%, 7/01/29		1,450,000		1,645,518
Canterbury School Issue, Series B, Radian Insured, 5.00%, 7/01/36		1,000,000		1,017,030
Child Care Facilities Program, Series G, Assured Guaranty, 6.00%, 7/01/28		2,250,000		2,568,758
Eastern Connecticut Health Network, Refunding, Series A, Radian Insured, 6.00%, 7/01/25		2,965,000		2,968,973
Eastern Connecticut Health Network, Refunding, Series C, Radian Insured, 5.125%, 7/01/30		2,500,000		2,539,900
Fairfield University Issue, Series M, 5.00%, 7/01/26		450,000		502,137
Fairfield University Issue, Series M, 5.00%, 7/01/34		1,000,000		1,096,390
Fairfield University Issue, Series N, 5.00%, 7/01/29		7,000,000		7,765,240
Fairfield University Issues, New Money, Series O, 5.00%, 7/01/35		4,000,000		4,295,120
Fairfield University Issues, New Money, Series O, 5.00%, 7/01/40		5,000,000		5,308,350
Hartford Health Care, Refunding, Series A, 5.00%, 7/01/41		12,000,000		12,769,440
Hartford University, Series G, Radian Insured, 5.25%, 7/01/26		5,000,000		5,230,350
Hospital for Special Care, Series C, Radian Insured, 5.25%, 7/01/37		2,500,000		2,577,400
Loomis Chafee School, Series G, 5.00%, 7/01/30		3,000,000		3,237,780
Loomis Chafee School, Series G, 5.00%, 7/01/38		6,285,000		6,665,494
Lutheran General Health Care System, ETM, 7.375%, 7/01/19		290,000		342,252
Miss Porter's School Issue, Series B, AMBAC Insured, 5.00%, 7/01/36		4,415,000		4,612,748
New Horizons Village Project, 7.30%, 11/01/16		1,840,000		1,848,979
Norwich Free Academy, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/34		1,675,000		1,759,956
Quinnipiac University, Series H, AMBAC Insured, 5.00%, 7/01/36		5,000,000		5,336,750
Quinnipiac University, Series J, NATL Insured, 5.00%, 7/01/37		15,000,000		16,335,150
Sacred Heart University, Series G, 5.375%, 7/01/31		1,500,000		1,670,580
Sacred Heart University, Series G, 5.625%, 7/01/41		5,500,000		6,143,390
Sacred Heart University, Series H, AGMC Insured, 5.00%, 7/01/27		1,190,000		1,323,780
Sacred Heart University, Series H, AGMC Insured, 5.00%, 7/01/28		2,290,000		2,534,343
Salisbury School, Refunding, Series C, Assured Guaranty, 5.00%, 7/01/28		2,015,000		2,238,322
Salisbury School, Series C, Assured Guaranty, 5.00%, 7/01/38		5,000,000		5,423,050
St. Mary's Hospital, Refunding, Series E, 5.50%, 7/01/20		4,615,000		4,617,584
Stamford Hospital, Series I, 5.00%, 7/01/30		5,000,000		5,378,550
Stamford Hospital, Series J, 5.00%, 7/01/42		8,000,000		8,472,240
Trinity College, Refunding, Series J, NATL Insured, 4.50%, 7/01/37		7,000,000		7,233,800
Trinity College, Series H, NATL Insured, 5.00%, 7/01/26		1,855,000		1,902,933
The Village for Families and Children Inc., Series A, AMBAC Insured, 5.00%, 7/01/32		1,000,000		1,000,310
Wesleyan University, 5.00%, 7/01/39		12,500,000		13,764,000
Western Connecticut Health Network Issue, Series M, 5.375%, 7/01/41		7,000,000		7,688,590
Westminster School, Series E, XLCA Insured, 5.00%, 7/01/37		10,660,000		11,150,360
The William W. Backus Hospital, Series F, AGMC Insured, 5.00%, 7/01/28		1,500,000		1,614,540
The William W. Backus Hospital, Series F, AGMC Insured, 5.125%, 7/01/35		4,025,000		4,287,913
Yale University, Series A-2, 5.00%, 7/01/40		9,000,000		10,138,590
Yale University, Series Y-1, 5.00%, 7/01/35		10,000,000		10,679,600
Yale University, Series Z-1, 5.00%, 7/01/42		10,000,000		10,974,200
Yale-New Haven Hospital, Series J-1, AMBAC Insured, 5.00%, 7/01/31		10,500,000		11,284,350
Yale-New Haven Hospital, Series N, 5.00%, 7/01/48		11,000,000		11,772,310
Connecticut State HFA Housing Mortgage Finance Program Revenue,				
Series C, Sub Series C-1, 4.85%, 11/15/34		3,260,000		3,411,199
Series C, Sub Series C-1, 4.95%, 11/15/39		5,180,000		5,376,840
Series D, Sub Series D-2, 5.00%, 5/15/31		4,685,000		4,992,851

Franklin Tax-Free Trust

Statement of Investments, May 31, 2013 (unaudited) *(continued)*

Connecticut State HFAR,		
Housing Mortgage Finance Program, Series B, Sub Series B-2, 5.00%, 11/15/41	2,750,000	2,912,470
Special Obligation, Special Needs Housing Mortgage Finance Program, Series 1, AMBAC Insured, 5.00%, 6/15/22	1,000,000	1,011,510
Special Obligation, Special Needs Housing Mortgage Finance Program, Series 1, AMBAC Insured, 5.00%, 6/15/32	1,000,000	1,010,740
State Supported Special Obligation, Series 10, 5.00%, 6/15/28	420,000	462,353
State Supported Special Obligation, Series 13, 5.00%, 6/15/40	1,500,000	1,615,845
Connecticut State Higher Education Supplemental Loan Authority Revenue, CHESLA Loan Program, Series A, 5.05%, 11/15/27	850,000	927,452
Connecticut State Municipal Electric Energy Cooperative Power Supply System Revenue, Refunding, Series A, 5.00%, 1/01/38	3,000,000	3,316,980
Connecticut State Revolving Fund General Revenue, Series A,		
5.00%, 3/01/30	4,000,000	4,715,520
5.00%, 3/01/31	6,100,000	7,157,191
Pre-Refunded, 5.00%, 7/01/26	6,025,000	6,850,546
Pre-Refunded, 5.00%, 7/01/27	4,060,000	4,616,301
Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure Purposes, Series A, 5.00%,		
12/01/28	10,095,000	11,804,185
1/01/29	1,000,000	1,168,040
12/01/30	1,680,000	1,946,515
12/01/31	2,075,000	2,394,052
1/01/33	7,000,000	8,031,660
Connecticut Transmission Municipal Electric Energy Cooperative Transmission System Revenue, Series A, 5.00%, 1/01/42	5,000,000	5,500,600
Greater New Haven Water Pollution Control Authority Regional Water Revenue,		
Refunding, Series A, NATL Insured, 5.00%, 11/15/24	3,315,000	3,552,719
Series A, AGMC Insured, 5.00%, 11/15/37	3,000,000	3,207,450
New Haven GO,		
Series A, Assured Guaranty, 5.00%, 3/01/29	1,000,000	1,092,540
Series C, NATL Insured, ETM, 5.00%, 11/01/22	25,000	25,330
South Central Regional Water Authority Water System Revenue,		
Eighteenth Series A, NATL Insured, Pre-Refunded, 5.00%, 8/01/33	5,000,000	5,037,200
Eighteenth Series B, NATL Insured, 5.25%, 8/01/29	1,000,000	1,118,370
Eighteenth Series B, NATL Insured, 5.25%, 8/01/32	1,000,000	1,109,760
Eighteenth Series B-1, NATL Insured, 5.00%, 8/01/26	3,500,000	3,633,980
Refunding, Twenty-Second Series, AGMC Insured, 5.00%, 8/01/38	5,000,000	5,441,750
Refunding, Twenty-Seventh Series, 5.00%, 8/01/33	6,000,000	6,800,100
Twenty-Eighth Series A, 5.00%, 8/01/43	4,000,000	4,420,160
Twenty-Sixth Series, 5.00%, 8/01/41	3,000,000	3,303,330
University of Connecticut GO, Series A, 5.00%, 2/15/31	3,370,000	3,832,364
University of Connecticut Revenue, Student Fee, Refunding, Series A, 5.00%,		
11/15/25	1,170,000	1,399,460
11/15/27	4,000,000	4,714,880
11/15/28	4,000,000	4,689,560
11/15/29	3,805,000	4,437,011
		457,749,728
U.S. Territories 12.0%		
Puerto Rico 11.8%		
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, 6.00%, 7/01/44	1,000,000	1,020,050
Puerto Rico Commonwealth GO, Public Improvement,		
Refunding, Series B, 6.00%, 7/01/39	10,000,000	10,322,300
Series A, Pre-Refunded, 5.00%, 7/01/33	535,000	536,856
Series B, Pre-Refunded, 5.00%, 7/01/35	3,105,000	3,528,398
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,		
Refunding, Series A, 5.00%, 7/01/38	55,000	51,422
Series G, 5.00%, 7/01/33	395,000	375,764
Series G, Pre-Refunded, 5.00%, 7/01/33	600,000	602,106
Series G, Pre-Refunded, 5.00%, 7/01/33	5,000	5,017
Puerto Rico Electric Power Authority Power Revenue,		
Series RR, XLCA Insured, Pre-Refunded, 5.00%, 7/01/30	1,000,000	1,096,580
Series WW, 5.50%, 7/01/38	6,700,000	6,749,714
Puerto Rico HFAR, Capital Fund Modernization Program, Puerto Rico Public Housing Projects, 5.125%, 12/01/27	4,250,000	4,509,335
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Educational Facilities Revenue, University Plaza Project, Series A, NATL Insured, 5.00%, 7/01/33	1,000,000	993,700
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Industrial Revenue, Guaynabo Warehouse for Emergencies Project, Series A, 5.15%, 7/01/19	2,715,000	2,795,201
Puerto Rico Infrastructure Financing Authority Revenue, Ports Authority Project, Series B, 5.25%, 12/15/26	5,000,000	4,956,950

Franklin Tax-Free Trust

Statement of Investments, May 31, 2013 (unaudited) *(continued)*

Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate,		
Series A, 6.00%, 8/01/42	22,000,000	24,152,040
Series C, 5.50%, 8/01/40	2,000,000	2,122,320
		63,817,753
U.S. Virgin Islands 0.2%		
Virgin Islands PFAR, senior lien, Capital Projects, Series A-1, 5.00%, 10/01/29	1,000,000	1,089,100
Total U.S. Territories		64,906,853
Total Municipal Bonds before Short Term Investments (Cost $501,054,881)		522,656,581
Short Term Investments 1.7%		
Municipal Bonds 1.7%		
Connecticut 1.7%		
[a]Connecticut State Health and Educational Facilities Authority Revenue, Yale University, Series V-1, Daily VRDN and Put, 0.03%, 7/01/36	2,500,000	2,500,000
[a]Connecticut State HFA Housing Mortgage Finance Program Revenue, Refunding, Sub Series C-2, Daily VRDN and Put, 0.08%, 11/15/36	6,950,000	6,950,000
Total Short Term Investments (Cost $9,450,000)		9,450,000
Total Investments (Cost $510,504,881) 98.2%		532,106,581
Other Assets, less Liabilities 1.8%		9,489,849
Net Assets 100.0%		$ 541,596,430

[a]Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

- **AGMC** - Assured Guaranty Municipal Corp.
- **AMBAC** - American Municipal Bond Assurance Corp.
- **ETM** - Escrow to Maturity
- **FICO** - Financing Corp.
- **GO** - General Obligation
- **HFA** - Housing Finance Authority/Agency
- **HFAR** - Housing Finance Authority Revenue
- **NATL** - National Public Financial Guarantee Corp.
- **PFAR** - Public Financing Authority Revenue
- **XLCA** - XL Capital Assurance

Franklin Tax-Free Trust
Statement of Investments, May 31, 2013 (unaudited)

Franklin Double Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 94.1%				
U.S. Territories 94.1%				
Guam 17.1%				
Guam Education Financing Foundation COP, 5.00%, 10/01/23	$	2,500,000	$	2,565,950
Guam Government Business Privilege Tax Revenue,				
Series A, 5.25%, 1/01/36		5,000,000		5,506,850
Series A, 5.125%, 1/01/42		22,040,000		23,807,167
Series B-1, 5.00%, 1/01/37		2,500,000		2,700,575
Series B-1, 5.00%, 1/01/42		5,000,000		5,355,950
Guam Government Hotel Occupancy Tax Revenue, Refunding, Series A, 6.50%, 11/01/40		10,380,000		11,941,256
Guam Government Limited Obligation Revenue, Section 30, Series A,				
5.375%, 12/01/24		5,195,000		5,612,003
5.625%, 12/01/29		3,850,000		4,165,584
5.75%, 12/01/34		10,430,000		11,401,763
Guam International Airport Authority Revenue,				
Series A, NATL Insured, 5.25%, 10/01/20		1,725,000		1,737,230
Series A, NATL Insured, 5.25%, 10/01/22		700,000		704,060
Series B, NATL Insured, 5.25%, 10/01/22		1,000,000		1,005,800
Series B, NATL Insured, 5.25%, 10/01/23		1,000,000		1,005,180
Series C, NATL Insured, 5.25%, 10/01/21		5,000,000		5,004,900
Series C, NATL Insured, 5.00%, 10/01/23		5,000,000		5,014,050
Guam Power Authority Revenue, Refunding, Series A,				
5.50%, 10/01/30		3,000,000		3,317,100
5.50%, 10/01/40		19,800,000		21,549,924
AGMC Insured, 5.00%, 10/01/30		4,000,000		4,490,480
				116,885,822
Puerto Rico 66.9%				
Children's Trust Fund Tobacco Settlement Revenue, Asset-Backed Bonds, Refunding, 5.50%, 5/15/39		5,000,000		5,042,500
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A,				
6.00%, 7/01/38		3,100,000		3,177,283
Assured Guaranty, 5.125%, 7/01/47		21,370,000		20,980,639
Puerto Rico Commonwealth GO, Public Improvement,				
Refunding, Series A, 5.50%, 7/01/18		2,395,000		2,570,865
Refunding, Series A, 5.50%, 7/01/32		10,000,000		10,043,400
Refunding, Series A, 5.50%, 7/01/39		9,000,000		9,082,710
Refunding, Series A, 6.00%, 7/01/40		5,000,000		5,197,250
Refunding, Series A, 5.75%, 7/01/41		6,000,000		6,112,080
Refunding, Series B, 5.75%, 7/01/38		4,000,000		4,065,280
Refunding, Series C, 6.00%, 7/01/39		18,950,000		19,560,758
Refunding, Sub Series C-7, NATL Insured, 6.00%, 7/01/27		3,500,000		3,618,545
Refunding, Sub Series C-7, NATL Insured, 6.00%, 7/01/28		1,195,000		1,234,399
Series A, 6.00%, 7/01/38		3,000,000		3,081,480
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue,				
NATL Insured, 5.50%, 7/01/28		5,000,000		5,235,250
Refunding, Series AA-2, 5.30%, 7/01/35		5,750,000		5,766,560
Refunding, Series CC, AGMC Insured, 5.25%, 7/01/32		2,000,000		2,101,300
Refunding, Series CC, AGMC Insured, 5.25%, 7/01/34		2,000,000		2,077,880
Series Y, Pre-Refunded, 5.50%, 7/01/36		11,850,000		13,665,894
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,				
Refunding, Series H, 5.45%, 7/01/35		3,980,000		3,991,383
Refunding, Series L, NATL Insured, 5.25%, 7/01/24		2,205,000		2,298,999
Refunding, Series N, FGIC Insured, 5.25%, 7/01/39		13,000,000		12,728,300
Series H, Pre-Refunded, 5.00%, 7/01/35		80,000		80,281
Series H, Pre-Refunded, 5.00%, 7/01/35		5,000		5,017
Series K, Pre-Refunded, 5.00%, 7/01/40		9,500,000		10,427,865
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue,				
Refunding, Series C, FGIC Insured, 5.50%, 7/01/22		6,285,000		6,558,272
Series B, 5.00%, 7/01/37		20,750,000		19,664,982
Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A, AMBAC Insured, 5.00%, 7/01/31		26,030,000		25,453,435
Puerto Rico Electric Power Authority Power Revenue,				
Refunding, Series UU, Assured Guaranty, 5.00%, 7/01/26		6,500,000		6,670,560
Series CCC, 5.25%, 7/01/28		3,000,000		3,035,190

Series WW, 5.50%, 7/01/38	6,965,000	7,016,680
Series XX, 5.75%, 7/01/36	15,000,000	15,437,700
Series XX, 5.25%, 7/01/40	21,200,000	21,077,888
Puerto Rico HFAR, Capital Fund Modernization Program, Puerto Rico Public Housing Projects, 5.125%, 12/01/27	6,750,000	7,161,885
Puerto Rico HFC, HMR, MBS, Series A, GNMA Secured, 5.20%, 12/01/33	8,725,000	8,725,000
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Educational Facilities Revenue, University Plaza Project, Series A, NATL Insured, 5.00%, 7/01/33	6,000,000	5,962,200
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Industrial Revenue,		
Guaynabo Municipal Government Center Project, 5.625%, 7/01/15	2,550,000	2,556,605
Guaynabo Municipal Government Center Project, 5.625%, 7/01/22	3,160,000	3,164,076
Guaynabo Warehouse for Emergencies Project, Series A, 5.15%, 7/01/19	915,000	942,029
Guaynabo Warehouse for Emergencies Project, Series A, 5.20%, 7/01/24	4,120,000	4,218,180
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Revenue,		
Ana G. Mendez University System Project, Refunding, 5.00%, 4/01/21	1,225,000	1,299,762
Ana G. Mendez University System Project, Refunding, 5.375%, 12/01/21	1,720,000	1,733,158
Ana G. Mendez University System Project, Refunding, 5.00%, 4/01/22	1,345,000	1,433,783
Ana G. Mendez University System Project, Refunding, 5.00%, 4/01/27	4,000,000	3,968,200
Ana G. Mendez University System Project, Refunding, 5.125%, 4/01/32	2,000,000	1,970,180
Ana G. Mendez University System Project, Refunding, 5.375%, 4/01/42	3,005,000	2,980,810
Auxilio Mutuo Obligated Group, Refunding, Series A, 6.00%, 7/01/33	5,000,000	5,556,350
Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	5,970,000	5,970,119
Inter American University of Puerto Rico Project, NATL Insured, 4.25%, 10/01/24	1,000,000	1,004,160
Inter American University of Puerto Rico Project, NATL Insured, 4.375%, 10/01/25	1,000,000	1,003,710
Inter American University of Puerto Rico Project, NATL Insured, 4.50%, 10/01/29	3,750,000	3,763,163
Inter American University of Puerto Rico Project, Refunding, 5.00%, 10/01/16	1,300,000	1,425,151
Inter American University of Puerto Rico Project, Refunding, 5.00%, 10/01/17	2,355,000	2,578,513
Inter American University of Puerto Rico Project, Refunding, 5.00%, 10/01/20	1,770,000	1,973,975
Inter American University of Puerto Rico Project, Refunding, 5.00%, 10/01/21	1,000,000	1,116,620
Inter American University of Puerto Rico Project, Refunding, 5.00%, 10/01/31	1,000,000	1,050,100
Puerto Rico Infrastructure Financing Authority Revenue, Ports Authority Project, Series B,		
5.00%, 12/15/22	9,750,000	9,817,177
5.25%, 12/15/26	13,520,000	13,403,593
6.00%, 12/15/26	2,000,000	2,089,440
Puerto Rico Municipal Finance Agency GO, Series A, AGMC Insured, 5.00%,		
8/01/27	3,500,000	3,500,945
8/01/30	3,500,000	3,518,935
Puerto Rico PBA Guaranteed Revenue, Government Facilities,		
Refunding, Series M, 6.25%, 7/01/21	5,000,000	5,522,500
Refunding, Series P, 6.50%, 7/01/30	5,000,000	5,286,550
Refunding, Series P, 6.75%, 7/01/36	5,000,000	5,345,250
Refunding, Series Q, 5.625%, 7/01/39	8,985,000	9,078,803
Series I, Pre-Refunded, 5.25%, 7/01/33	50,000	52,659
Series I, Pre-Refunded, 5.375%, 7/01/34	5,000,000	5,272,550
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B, 5.50%, 8/01/31	5,000,000	4,976,900
Puerto Rico Sales Tax FICO Sales Tax Revenue,		
Capital Appreciation, first subordinate, Series A, zero cpn. to 8/01/19, 6.25% thereafter, 8/01/33	7,000,000	5,706,750
first sub., Series A, 5.75%, 8/01/37	1,000,000	1,069,820
first sub., Series A, 5.375%, 8/01/39	2,000,000	2,103,080
first sub., Series A, 6.00%, 8/01/42	17,850,000	19,596,087
Senior Series C, 5.25%, 8/01/40	4,560,000	4,907,062
Series A, 5.25%, 8/01/57	15,000,000	15,426,900
University of Puerto Rico Revenues, System, Refunding, Series P, 5.00%,		
6/01/24	6,500,000	6,408,220
6/01/26	5,000,000	4,842,150
		456,543,725
U.S. Virgin Islands 10.1%		
Virgin Islands HFA, SFR, Refunding, Series A, GNMA Secured,		
6.45%, 3/01/16	15,000	15,012
6.50%, 3/01/25	190,000	189,022
Virgin Islands PFAR,		
Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/26	5,000,000	5,162,050
Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33	11,720,000	12,051,910
Gross Receipts Taxes Loan Note, Refunding, ACA Insured, 5.00%, 10/01/31	2,500,000	2,571,125
Gross Receipts Taxes Loan Note, Refunding, BHAC Insured, 5.00%, 10/01/28	3,695,000	3,957,086

Matching Fund Loan Note, sub. lien, Series B, 5.00%, 10/01/25	7,665,000	8,490,367
senior lien, Capital Projects, Series A-1, 5.00%, 10/01/39	4,100,000	4,381,137
Virgin Islands Matching Fund Loan Note, Diageo Project, Series A, 6.75%, 10/01/37	7,700,000	8,738,576
Virgin Islands Matching Fund Loan Note, senior lien, Series A, 5.25%, 10/01/24	2,000,000	2,089,160
Virgin Islands Matching Fund Loan Note, Series A, 6.00%, 10/01/39	6,000,000	6,710,280
Virgin Islands Matching Fund Loan Note, sub. lien, Working Capital, Refunding, Series B, 5.25%, 10/01/29	1,525,000	1,704,340
Virgin Islands Port Authority Marine Revenue, Series A, AGMC Insured, 5.00%, 9/01/23	10,000,000	10,006,700
Virgin Islands Water and Power Authority Electric System Revenue, Series B, AGMC Insured, 5.00%, 7/01/22	2,250,000	2,542,433
		68,609,198
Total Municipal Bonds (Cost $620,036,797) 94.1%		642,038,745
Other Assets, less Liabilities 5.9%		40,607,553
Net Assets 100.0%		$ 682,646,298

ABBREVIATIONS

Selected Portfolio

ACA - American Capital Access Holdings Inc.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
BHAC - Berkshire Hathaway Assurance Corp.
COP - Certificate of Participation
FGIC - Financial Guaranty Insurance Co.
FICO - Financing Corp.
GNMA - Government National Mortgage Association
GO - General Obligation
HFA - Housing Finance Authority/Agency
HFAR - Housing Finance Authority Revenue
HFC - Housing Finance Corp.
HMR - Home Mortgage Revenue
MBS - Mortgage-Backed Security
NATL - National Public Financial Guarantee Corp.
PBA - Public Building Authority
PFAR - Public Financing Authority Revenue
SFR - Single Family Revenue

Franklin Tax-Free Trust
Statement of Investments, May 31, 2013 (unaudited)

Franklin Federal Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 89.7%		
Alabama 2.2%		
Alabama State Public School and College Authority Revenue, Capital Improvement, Refunding, Series A, 5.00%, 5/01/19	$ 7,750,000	$ 9,369,982
Chatom IDB Gulf Opportunity Zone Revenue, PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%,		
8/01/20	3,535,000	4,215,311
8/01/21	3,535,000	4,161,296
8/01/22	3,535,000	4,108,129
East Alabama Health Care Authority Health Care Facilities Revenue, Mandatory Put 9/01/18,		
Series A, 5.25%, 9/01/36	10,000,000	11,315,800
Series B, 5.50%, 9/01/33	13,500,000	15,555,375
Huntsville Health Care Authority Revenue, Series A, NATL Insured, Pre-Refunded, 5.00%, 6/01/17	2,900,000	3,170,077
Jefferson County GO, Capital Improvement wts., Series A, NATL Insured, 5.00%, 4/01/17	2,195,000	2,174,038
Jefferson County Limited Obligation School wts. Revenue, Series A, 5.25%, 1/01/16	2,000,000	2,000,260
Shelby County Board of Education Revenue, Capital Outlay School wts., 5.00%,		
2/01/22	5,250,000	6,183,187
2/01/23	5,520,000	6,454,978
2/01/24	5,055,000	5,880,684
2/01/25	5,920,000	6,824,872
University of Alabama General Revenue, Series A, NATL Insured, Pre-Refunded, 5.00%, 7/01/15	4,070,000	4,273,256
		85,687,245
Alaska 0.1%		
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center Project, Assured Guaranty, 5.00%, 9/01/19	3,650,000	4,352,881
Arizona 5.3%		
Arizona Health Facilities Authority Revenue, Banner Health,		
Series A, 5.00%, 1/01/22	8,000,000	8,750,960
Series D, 5.50%, 1/01/22	5,000,000	5,697,550
Series D, 5.00%, 1/01/23	5,000,000	5,587,250
Arizona School Facilities Board COP,		
5.25%, 9/01/19	10,000,000	11,700,800
Refunding, Series A-3, Assured Guaranty, 5.00%, 9/01/19	16,185,000	18,936,288
Series B, NATL RE, FGIC Insured, 4.00%, 9/01/13	5,000,000	5,045,700
Arizona State Board of Regents Arizona State University System Revenue, Series C, 5.75%,		
7/01/20	500,000	600,160
7/01/21	500,000	594,520
Arizona State COP, Department of Administration,		
Series A, AGMC Insured, 5.00%, 10/01/19	5,650,000	6,622,478
Series A, AGMC Insured, 5.25%, 10/01/21	10,000,000	11,707,000
Series A, AGMC Insured, 5.25%, 10/01/22	40,910,000	47,579,966
Series B, AGMC Insured, 5.00%, 10/01/20	14,860,000	17,410,125
Arizona State Health Facilities Authority Hospital Revenue, Phoenix Children's Hospital, Refunding, Series A, 5.00%, 2/01/27	6,000,000	6,647,880
Arizona State Transportation Board Highway Revenue, Subordinated, Refunding, Series A, 5.00%,		
7/01/24	5,000,000	5,940,700
7/01/24	6,000,000	7,173,060
7/01/25	5,000,000	5,896,500
Arizona State University COP, Research Infrastructure Projects, AMBAC Insured, 5.25%, 9/01/16	2,505,000	2,637,640
Glendale IDA Hospital Revenue, John C. Lincoln Health Network, Refunding, Series B, 5.00%, 12/01/18	5,605,000	5,980,255
Maricopa County Hospital Revenue, Sun Health Corp., Pre-Refunded, 5.00%, 4/01/18	2,000,000	2,167,620
Phoenix Civic Improvement Corp. Airport Revenue, junior lien, Series A, 5.00%,		
7/01/19	1,900,000	2,272,381
7/01/20	1,300,000	1,567,410
7/01/21	4,200,000	4,972,296
Pima County Sewer System Revenue,		
Series A, AGMC Insured, 5.00%, 7/01/24	2,250,000	2,659,927
Series B, 5.00%, 7/01/24	6,030,000	7,044,065
Series B, 5.00%, 7/01/25	4,500,000	5,182,650
Scottsdale IDA Hospital Revenue, Scottsdale Healthcare, Refunding, Series A, 5.00%, 9/01/21	4,000,000	4,286,680
Tempe IDA Lease Revenue, State University Foundation, AMBAC Insured, 4.00%,		
7/01/15	1,000,000	1,001,410
7/01/16	1,000,000	1,001,150

University Medical Center Corp. Hospital Revenue, 6.00%, 7/01/24	2,000,000	2,339,240
		209,003,661
Arkansas 0.2%		
Arkansas State Development Finance Authority Revenue, State Agencies Facilities, Corrections, Series B, AGMC Insured, 5.00%,		
11/01/17	1,955,000	2,146,785
11/01/19	1,065,000	1,166,793
Fort Smith Sales and Use Tax Revenue, Refunding and Improvement, 5.00%, 5/01/23	5,000,000	5,818,750
		9,132,328
California 10.6%		
California Health Facilities Financing Authority Revenue,		
Catholic Healthcare West, Series L, 5.125%, 7/01/22	7,505,000	7,997,553
Providence Health and Services, Series C, 6.00%, 10/01/18	500,000	610,945
Scripps Health, Series A, 5.00%, 10/01/21	5,000,000	5,640,400
Sutter Health, Refunding, Series B, 5.00%, 8/15/22	4,000,000	4,657,440
Sutter Health, Refunding, Series B, 5.25%, 8/15/23	13,000,000	15,349,490
California State GO,		
Pre-Refunded, 5.00%, 2/01/17	260,000	261,963
Pre-Refunded, 5.00%, 2/01/17	2,740,000	2,760,468
Pre-Refunded, 5.25%, 11/01/17	7,680,000	7,835,827
Refunding, 5.00%, 8/01/21	20,000,000	22,412,200
Refunding, 5.25%, 9/01/25	15,000,000	17,795,700
Refunding, 5.00%, 10/01/25	15,000,000	17,717,250
Various Purpose, 5.50%, 4/01/21	20,000,000	23,999,000
Various Purpose, 5.25%, 10/01/23	25,050,000	29,988,106
Various Purpose, 5.25%, 10/01/24	9,780,000	11,683,677
Various Purpose, 5.25%, 10/01/25	5,000,000	5,940,350
Various Purpose, Pre-Refunded, 5.25%, 11/01/17	2,320,000	2,367,560
Various Purpose, XLCA Insured, 5.00%, 11/01/22	4,805,000	5,490,625
California State Public Works Board Lease Revenue, Various Capital Projects,		
Series A, 5.00%, 10/01/20	2,000,000	2,403,720
Series A, 5.25%, 10/01/22	3,300,000	3,980,691
Series A, 5.25%, 10/01/23	5,365,000	6,391,593
Series A, 5.25%, 10/01/24	3,000,000	3,520,260
Series A, 5.25%, 10/01/25	3,000,000	3,503,340
Series G, Sub Series G-1, 5.25%, 10/01/18	5,605,000	6,679,366
Series G, Sub Series G-1, 5.25%, 10/01/19	10,000,000	12,085,900
Series G, Sub Series G-1, 5.00%, 10/01/21	15,055,000	17,588,004
Series I, 5.00%, 11/01/18	4,000,000	4,726,520
Series I, 5.25%, 11/01/20	5,000,000	5,942,550
California Statewide CDA Revenue,		
Enloe Medical Center, Series A, California Mortgage Insured, 5.25%, 8/15/19	1,990,000	2,321,434
Enloe Medical Center, Series A, California Mortgage Insured, 5.375%, 8/15/20	1,650,000	1,929,609
Sutter Health, Refunding, Series A, 5.25%, 8/15/24	4,000,000	4,699,880
El Dorado Irrigation District COP, Refunding, Series A, Assured Guaranty,		
5.00%, 8/01/22	2,610,000	2,941,940
5.25%, 8/01/23	2,860,000	3,246,643
Livermore-Amador Valley Water Management Agency Sewer Revenue, Refunding, 5.00%,		
8/01/24	5,660,000	6,482,172
8/01/25	4,765,000	5,423,857
Los Angeles Department of Water and Power Revenue,		
Power System, Refunding, Series A, 5.00%, 7/01/26	11,025,000	12,998,365
Power System, Refunding, Series B, 5.25%, 7/01/24	17,000,000	19,984,690
Series B, NATL Insured, Pre-Refunded, 4.25%, 7/01/17	4,000,000	4,011,880
Los Angeles Municipal Improvement Corp. Lease Revenue, Capital Equipment, Refunding, Series A, Assured Guaranty,		
5.00%, 4/01/17	3,215,000	3,633,979
5.25%, 4/01/18	2,495,000	2,898,317
5.25%, 4/01/19	3,180,000	3,724,289
Los Angeles USD, GO,		
Election of 2002, Series A, NATL Insured, Pre-Refunded, 4.25%, 7/01/16	2,500,000	2,507,325
Election of 2004, Series F, FGIC Insured, 5.00%, 7/01/24	6,700,000	7,424,873
Election of 2005, Series F, 5.00%, 7/01/22	5,675,000	6,643,836
Orange County Airport Revenue, 5.00%,		
7/01/20	3,465,000	4,024,286

7/01/21	7,545,000	8,633,442
San Diego Community College District GO, Refunding, 5.00%, 8/01/25	21,370,000	25,639,726
San Francisco City and County COP, Multiple Capital Improvement Projects, Series A,		
5.00%, 4/01/25	4,000,000	4,390,680
5.25%, 4/01/26	2,500,000	2,747,850
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Capital Appreciation, Refunding, Series A, 5.65%,		
1/15/17	3,000,000	3,098,400
San Jose RDA Tax Allocation, Merged Area, Refunding, Series D, Assured Guaranty, 5.00%,		
8/01/21	10,000,000	10,674,700
8/01/22	10,000,000	10,586,900
Tulare Joint UHSD, GO, Election of 2004, Series A, NATL Insured, 5.00%, 8/01/16	2,870,000	3,028,682
Tuolumne Wind Project Authority Revenue, Tuolumne Co. Project, Series A, 5.25%, 1/01/23	8,000,000	9,241,120
Val Verde USD, COP, FGIC Insured, ETM, 5.00%, 1/01/15	1,000,000	1,072,020
		423,341,393
Colorado 3.1%		
Adams County PCR, Public Service Co. of Colorado Project, Refunding, Series A, NATL Insured, 4.375%, 9/01/17	17,000,000	18,239,470
Denver City and County Excise Tax Revenue, Refunding, Series A, AGMC Insured, 5.00%, 9/01/20	10,090,000	12,067,640
Denver City and County School District No. 1 GO, Series B, 5.00%,		
12/01/24	14,390,000	17,452,768
12/01/25	27,240,000	32,756,917
E-470 Public Highway Authority Senior Revenue, Series D, Sub Series D-1, NATL Insured, 5.50%, 9/01/24	8,000,000	8,560,640
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 5.75%, 11/15/18	3,885,000	4,397,043
Regional Transportation District COP, Refunding, Series A, 5.00%, 6/01/26	14,000,000	15,896,440
Regional Transportation District Sales Tax Revenue, FasTracks Project, Series A, 5.00%,		
11/01/24	5,000,000	5,986,200
11/01/25	5,870,000	6,968,570
		122,325,688
Connecticut 1.2%		
Connecticut State Revolving Fund General Revenue, Series A, 5.00%,		
3/01/25	8,000,000	9,726,720
3/01/26	6,015,000	7,255,473
Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure Purposes, Series A, 5.00%, 1/01/24	26,040,000	31,477,152
		48,459,345
Florida 8.4%		
Broward County School Board COP, Series A, AGMC Insured, 5.00%, 7/01/16	5,915,000	6,411,742
Broward County Water and Sewer Utility Revenue, Refunding, Series B, 5.00%,		
10/01/24	6,000,000	7,251,360
10/01/25	6,325,000	7,568,495
Citizens Property Insurance Corp. Revenue, High-Risk Account, senior secured, Series A-1,		
5.00%, 6/01/16	40,415,000	45,201,753
5.25%, 6/01/17	3,250,000	3,746,080
6.00%, 6/01/17	5,000,000	5,897,800
Collier County School Board COP, AGMC Insured, 5.00%, 2/15/22	5,075,000	5,608,738
Hillsborough County Capacity Assessment Special Assessment Revenue, NATL RE, FGIC Insured, 5.00%, 3/01/19	5,000,000	5,331,450
Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	6,500,000	7,655,115
Jacksonville Capital Improvement Revenue, Refunding, 5.00%,		
10/01/25	7,295,000	8,590,373
10/01/26	7,350,000	8,648,598
Jacksonville Sales Tax Revenue, Better Jacksonville, Refunding, Series A, 5.00%, 10/01/28	6,000,000	6,786,780
Marion County Public Improvement Revenue, Refunding, NATL Insured, 4.30%, 12/01/13	1,800,000	1,804,248
Miami-Dade County Aviation Revenue, Miami International Airport, Refunding, Series A,		
4.25%, 10/01/18	6,920,000	7,951,011
4.50%, 10/01/19	4,805,000	5,567,553
5.00%, 10/01/21	5,000,000	5,868,000
5.00%, 10/01/22	5,890,000	6,852,367
5.25%, 10/01/23	4,875,000	5,731,099
Miami-Dade County School Board COP, Series A, Assured Guaranty, 5.00%, 2/01/23	12,115,000	13,757,431
Miami-Dade County Transit System Sales Surtax Revenue, Sales Tax, 5.00%,		
7/01/24	2,250,000	2,624,490
7/01/25	3,000,000	3,465,660
7/01/26	4,000,000	4,603,760
7/01/27	4,000,000	4,583,320
Orange County School Board COP, Series B, NATL RE, FGIC Insured, 5.00%,		
8/01/18	5,150,000	5,711,813

8/01/19	5,985,000	6,622,283
Orlando Utilities Commission Utility System Revenue, Refunding, Series A, 5.00%,		
10/01/23	4,000,000	4,904,720
10/01/24	16,385,000	20,165,511
10/01/25	2,000,000	2,453,440
Orlando-Orange County Expressway Authority Revenue, Refunding,		
AGMC Insured, 5.00%, 7/01/24	9,355,000	10,952,740
Series B, AGMC Insured, 5.00%, 7/01/22	7,500,000	8,973,000
Series B, AGMC Insured, 5.00%, 7/01/23	10,000,000	11,996,800
Series B, AGMC Insured, 5.00%, 7/01/24	14,650,000	17,348,383
Palm Beach County School Board COP, Series E, NATL Insured, 5.00%, 8/01/21	6,060,000	6,911,248
Palm Beach County Solid Waste Authority Revenue, Refunding, 5.00%, 10/01/23	17,290,000	20,123,658
Palm Beach County Water and Sewer Revenue, Refunding, 5.00%,		
10/01/24	700,000	855,470
10/01/25	1,690,000	2,041,452
10/01/26	1,250,000	1,499,963
10/01/27	2,150,000	2,565,015
10/01/28	1,240,000	1,470,814
Pasco County Solid Waste Disposal and Resource Recovery System Revenue, Series D, AGMC Insured, 5.00%,		
10/01/22	9,490,000	10,556,581
10/01/24	10,455,000	11,599,927
South Miami Health Facilities Authority Hospital Revenue, Baptist Health South Florida Obligated Group, 5.00%, 8/15/19	5,000,000	5,676,000
		333,936,041
Georgia 1.0%		
Atlanta Tax Allocation, Atlantic Station Project, Refunding, Assured Guaranty, 5.25%,		
12/01/20	1,500,000	1,647,360
12/01/21	1,000,000	1,091,640
Atlanta Water and Wastewater Revenue, Refunding, Series B, AGMC Insured, 5.00%,		
11/01/20	8,575,000	9,963,121
11/01/21	9,230,000	10,576,011
Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center, 5.30%, 12/01/13	1,020,000	1,021,846
Municipal Electric Authority Revenue, Project One, Subordinated, Series B, 5.00%, 1/01/20	10,000,000	11,940,800
South Georgia Governmental Services Authority Revenue, Telecommunications/Cable Systems Projects, NATL RE, FGIC Insured, 5.00%, 1/01/16	2,650,000	2,743,784
		38,984,562
Illinois 5.1%		
Chicago Board of Education GO, Unlimited Tax, Dedicated Revenues, Refunding, Series B, AMBAC Insured, 5.00%, 12/01/21	16,015,000	17,870,818
Chicago GO,		
Project and Refunding, Series A, AGMC Insured, 5.00%, 1/01/20	22,490,000	24,379,385
Project and Refunding, Series A, AMBAC Insured, 5.00%, 1/01/21	10,280,000	11,349,223
Refunding, Series A, 5.00%, 1/01/22	10,935,000	12,313,794
Refunding, Series C, 5.00%, 1/01/24	15,185,000	17,098,462
Series A, 5.00%, 12/01/21	5,500,000	6,405,190
Chicago O'Hare International Airport Revenue,		
Refunding, Series B, AGMC Insured, 5.00%, 1/01/18	10,670,000	12,023,596
Refunding, Series B, AGMC Insured, 5.00%, 1/01/20	7,850,000	8,793,334
Series C, AGMC Insured, 5.25%, 1/01/22	5,215,000	6,034,642
Chicago Transit Authority Capital Grant Receipts Revenue, Federal Transit Administration Section 5307, Refunding, AGMC Insured, 5.25%, 6/01/25	6,125,000	6,807,754
Cook County GO, Refunding, Series A, 5.25%, 11/15/22	12,395,000	14,603,293
Illinois Finance Authority Revenue, Rush University Medical Center Obligated Group, Series A, 6.75%, 11/01/24	5,000,000	5,920,800
Illinois State GO,		
Refunding, AGMC Insured, 5.00%, 1/01/19	12,000,000	13,651,560
Series A, AGMC Insured, 5.00%, 4/01/25	18,000,000	19,833,480
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Refunding, Series B, 5.00%,		
12/15/22	2,000,000	2,271,760
12/15/22	5,000,000	6,025,650
6/15/23	4,000,000	4,732,680

Southwestern Illinois Development Authority Revenue, Local Government Program, Edwardsville Community Unit School District No. 7 Project, AGMC Insured, 5.00%, 12/01/19	11,005,000	12,527,322
		202,642,743
Kentucky 0.7%		
Kentucky Asset/Liability Commission Agency Fund Revenue, Project Notes, Federal Highway Trust, First Series A, 5.00%, 9/01/20	6,000,000	7,225,200
Kentucky State Property and Buildings Commission Revenues, Project No. 87, Refunding, NATL RE, FGIC Insured, 5.00%, 3/01/23	11,000,000	12,237,390
Kentucky State Turnpike Authority Economic Development Road Revenue, 5.00%, 7/01/22	1,000,000	1,184,540
Louisville and Jefferson County Metropolitan Sewer District Sewer and Drainage System Revenue, Refunding, Series A, 5.00%, 5/15/24	7,000,000	8,324,680
		28,971,810
Louisiana 1.4%		
Jefferson Sales Tax District Special Sales Tax Revenue, Refunding, Series B, Assured Guaranty, 5.00%, 12/01/21	15,000,000	17,262,450
Louisiana State Citizens Property Insurance Corp. Assessment Revenue, Series B, AMBAC Insured, 5.00%, 6/01/19	20,000,000	22,100,400
New Orleans Aviation Board Revenue, Restructuring GARB, Refunding, Series A-1, Assured Guaranty, 6.00%, 1/01/23	2,000,000	2,300,200
New Orleans GO, Public Improvement, Radian Insured, Series A, 5.00%, 12/01/25	7,915,000	8,489,154
Orleans Parish Parishwide School District GO, Refunding, AGMC Insured, 5.00%, 9/01/18	5,000,000	5,772,000
		55,924,204
Maryland 0.5%		
Baltimore City GO, Consolidated Public Improvement, Refunding, Series B, 5.00%, 10/15/22	5,000,000	6,173,700
Maryland State EDC Student Housing Revenue, University of Maryland College Park Projects, Refunding, Assured Guaranty, 5.00%,		
6/01/19	1,445,000	1,562,724
6/01/20	1,000,000	1,075,750
Maryland State Health and Higher Educational Facilities Authority Revenue,		
Peninsula Regional Medical Center Issue, 5.00%, 7/01/18	1,600,000	1,775,664
Peninsula Regional Medical Center Issue, 5.00%, 7/01/19	1,430,000	1,572,914
Peninsula Regional Medical Center Issue, 5.00%, 7/01/20	1,000,000	1,095,210
Washington County Hospital Issue, 5.25%, 1/01/22	1,000,000	1,096,780
Washington County Hospital Issue, 5.25%, 1/01/23	1,250,000	1,368,738
Western Maryland Health System Issue, Refunding, Series A, NATL Insured, 5.00%, 1/01/19	2,920,000	3,223,855
		18,945,335
Massachusetts 0.5%		
Massachusetts State Department of Transportation Metropolitan Highway System Revenue,		
Commonwealth Contract Assistance Secured, Subordinated, Series B, 5.00%, 1/01/20	5,000,000	5,973,800
Senior, Refunding, Series B, 5.00%, 1/01/17	5,000,000	5,703,850
Senior, Refunding, Series B, 5.00%, 1/01/18	5,000,000	5,813,750
Massachusetts State Health and Educational Facilities Authority Revenue, CareGroup Issue, Capital Asset Program, Series B-2, NATL Insured, 5.375%, 2/01/26	1,720,000	1,957,738
		19,449,138
Michigan 3.4%		
Detroit GO,		
Limited Tax, Distribution State Aid, 5.00%, 11/01/19	6,775,000	7,724,313
Limited Tax, Distribution State Aid, 5.00%, 11/01/20	6,000,000	6,834,120
Unlimited Tax, Series A-1, NATL Insured, 5.00%, 4/01/19	5,000,000	4,782,900
Unlimited Tax, Series B, AGMC Insured, 5.00%, 4/01/18	2,635,000	2,734,471
Unlimited Tax, Series B, AGMC Insured, 5.00%, 4/01/19	2,515,000	2,601,717
Michigan Municipal Bond Authority Revenue, Local Government Loan Program, Group A, Refunding, Series B, AMBAC Insured, 5.00%,		
12/01/17	1,000,000	1,073,100
12/01/18	1,000,000	1,065,360
Michigan State Finance Authority Revenue, School District of the City of Detroit, Refunding,		
5.25%, 6/01/17	10,640,000	11,976,810
5.50%, 6/01/21	6,000,000	6,995,220
Michigan State GO, School Loan, Refunding, Series A, 5.25%, 11/01/22	10,000,000	11,746,800
Michigan State HDA, SFMR, Series A, 5.00%, 12/01/19	10,000,000	10,566,000
Michigan State Hospital Finance Authority Revenue, Trinity Health Credit Group, Mandatory Put 12/01/17, Refunding, Series A, 6.00%, 12/01/34	10,000,000	12,009,100
Michigan State Revenue, Grant Anticipation Bonds, AGMC Insured, 5.25%, 9/15/20	7,500,000	8,793,600
Michigan State Strategic Fund Limited Obligation Revenue,		
Detroit Edison Co. Exempt Facilities Project, Mandatory Put 8/01/16, Refunding, Series ET, Sub Series ET-2, 5.50%, 8/01/29	7,000,000	7,943,180

Michigan House of Representatives Facilities, Series A, Assured Guaranty, 5.25%, 10/15/22	4,000,000	4,461,360
Michigan House of Representatives Facilities, Series A, Assured Guaranty, 5.25%, 10/15/23	1,000,000	1,108,010
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital Obligated Group, Refunding, Series V, 6.25%, 9/01/14	3,000,000	3,193,380
South Lyon Community Schools GO, Refunding, NATL RE, FGIC Insured, 5.00%, 5/01/16	3,040,000	3,379,021
Wayne State University Revenue, Refunding, Series A, 5.00%,		
11/15/18	4,265,000	5,096,803
11/15/19	5,210,000	6,294,097
11/15/20	5,255,000	6,256,235
Wayne-Westland Community Schools GO, Unlimited Tax, Refunding, AGMC Insured, 5.00%, 5/01/16	2,825,000	2,998,285
Wyandotte Electric System Revenue, Refunding, Series A, Assured Guaranty, 5.00%, 10/01/17	3,955,000	4,493,038
		134,126,920
Minnesota 0.9%		
Minnesota Agricultural and Economic Development Board Revenue, Health Care Facilities, Essentia Health Obligated Group, Series C-1, Assured Guaranty,		
5.00%, 2/15/21	4,165,000	4,789,209
5.00%, 2/15/22	5,570,000	6,375,255
5.25%, 2/15/23	5,000,000	5,775,850
Minnesota State General Fund Revenue, Appropriation, Refunding, Series A, 5.00%,		
3/01/24	7,500,000	9,074,775
3/01/25	6,925,000	8,312,354
		34,327,443
Missouri 0.6%		
Hannibal IDA Health Facilities Revenue, Refunding, 5.00%, 3/01/19	1,675,000	1,768,264
Jackson County Reorganized School District No. 7 Lee's Summit GO, School Building, NATL Insured, 5.00%,		
3/01/16	1,020,000	1,054,262
3/01/16	980,000	1,012,399
Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Plum Point Project, NATL Insured, 5.00%,		
1/01/17	1,500,000	1,599,795
1/01/19	1,000,000	1,059,580
Springfield Public Utility Revenue, NATL RE, FGIC Insured, 4.50%, 8/01/21	15,245,000	16,624,520
		23,118,820
Nevada 1.3%		
Clark County Airport Revenue, System, sub. lien, Series C, AGMC Insured, 5.00%,		
7/01/22	5,000,000	5,764,000
7/01/23	15,000,000	17,227,800
Clark County School District GO, Refunding, Series A, NATL RE, FGIC Insured, 4.50%, 6/15/19	5,000,000	5,718,950
Clark County Water Reclamation District GO,		
Series A, 5.25%, 7/01/21	3,435,000	4,063,846
Series A, 5.25%, 7/01/22	3,120,000	3,677,513
Series B, 5.25%, 7/01/21	3,430,000	4,057,930
Series B, 5.25%, 7/01/22	3,615,000	4,260,964
Washoe County School District GO, Limited Tax, Refunding, Series A, 5.00%, 6/01/25	6,130,000	7,126,370
		51,897,373
New Hampshire 0.2%		
Manchester GARB, Series A, AGMC Insured, 5.00%, 1/01/25	7,930,000	8,816,574
New Jersey 6.9%		
Hudson County Improvement Authority Facility Lease Revenue, Hudson County Lease Project, Refunding, AGMC Insured, 5.375%,		
10/01/22	5,220,000	6,165,551
10/01/23	5,375,000	6,354,002
10/01/24	2,050,000	2,442,657
New Jersey EDA Revenue, School Facilities Construction, Refunding,		
Series DD-1, 5.00%, 12/15/18	20,000,000	23,735,000
Series EE, 5.25%, 9/01/24	12,210,000	14,361,524
New Jersey Health Care Facilities Financing Authority Revenue, Barnabas Health Issue, Refunding, Series A, 5.00%,		
7/01/20	10,000,000	11,688,900
7/01/21	20,535,000	24,332,332
New Jersey State COP, Equipment Lease Purchase Agreement, Series A,		
5.25%, 6/15/22	10,000,000	11,350,200
5.25%, 6/15/23	17,945,000	20,272,287
AMBAC Insured, 5.00%, 6/15/17	5,000,000	5,217,650

New Jersey State Educational Facilities Authority Revenue, Kean University Issue, Refunding, Series A, 5.00%, 9/01/21	6,000,000	6,962,820
New Jersey State Higher Education Assistance Authority Student Loan Revenue,		
Refunding, Series 1A, 5.00%, 12/01/17	3,250,000	3,760,380
Refunding, Series 1A, 5.25%, 12/01/19	2,500,000	2,909,450
Refunding, Series 1A, 4.75%, 12/01/21	7,400,000	8,080,874
Refunding, Series 1A, 4.75%, 12/01/22	9,890,000	10,655,585
Series A, 5.375%, 6/01/24	15,000,000	16,456,650
New Jersey State Transportation Trust Fund Authority Revenue, Transportation System,		
Refunding, Series A, 5.25%, 12/15/21	10,000,000	12,160,100
Refunding, Series A, 5.50%, 12/15/22	25,000,000	30,869,500
Refunding, Series A, Assured Guaranty, 5.50%, 12/15/22	11,465,000	14,156,753
Series D, AGMC Insured, Pre-Refunded, 5.00%, 6/15/19	5,630,000	6,158,488
New Jersey State Turnpike Authority Turnpike Revenue, Series H, 5.00%,		
1/01/20	10,000,000	11,654,600
1/01/21	20,000,000	23,103,000
		272,848,303
New York 10.0%		
Erie County IDA School Facility Revenue, City School District of the City of Buffalo Project,		
Refunding, 5.00%, 5/01/23	6,235,000	7,423,079
Refunding, 5.00%, 5/01/24	8,000,000	9,433,760
Series A, 5.00%, 5/01/22	14,840,000	17,129,070
Series A, AGMC Insured, 5.75%, 5/01/22	5,000,000	5,910,350
Long Island Power Authority Electric System Revenue, General, Refunding,		
Series A, NATL RE, FGIC Insured, 5.00%, 12/01/19	7,000,000	7,728,630
Series B, 5.00%, 9/01/26	5,000,000	5,719,000
Series E, NATL RE, FGIC Insured, 5.00%, 12/01/18	8,500,000	9,572,445
MTA Revenue, Transportation,		
Refunding, Series F, 5.00%, 11/15/15	1,250,000	1,385,200
Refunding, Series F, 5.00%, 11/15/26	25,000,000	28,774,500
Series A, AGMC Insured, 5.00%, 11/15/20	5,000,000	5,675,850
Series A, AGMC Insured, 5.50%, 11/15/20	4,365,000	5,376,065
Series C, 5.00%, 11/15/16	1,150,000	1,314,186
Series C, 5.75%, 11/15/18	15,000,000	17,007,900
Nassau County Local Economic Assistance and FICO Revenue, Catholic Health Services of Long Island Obligated Group Project, Refunding, 5.00%, 7/01/21	9,000,000	10,628,100
New York City GO,		
Refunding, Series G, 5.00%, 8/01/21	7,000,000	8,053,500
Refunding, Series I, 5.00%, 8/01/24	11,420,000	13,619,378
Series D, 5.00%, 12/01/21	5,000,000	5,785,200
Series F, 4.75%, 1/15/16	5,000	5,016
Series H, 5.00%, 8/01/16	1,555,000	1,638,675
Series H, 5.00%, 8/01/17	2,345,000	2,467,550
Series H, Pre-Refunded, 5.00%, 8/01/16	1,445,000	1,523,622
Series H, Pre-Refunded, 5.00%, 8/01/17	1,985,000	2,094,195
Series J, Sub Series J-1, AGMC Insured, 5.00%, 6/01/20	10,000,000	11,140,500
Series O, 5.00%, 6/01/19	45,000	48,564
Series O, Pre-Refunded, 5.00%, 6/01/19	4,955,000	5,409,175
New York City Transitional Finance Authority Building Aid Revenue, Fiscal 2009,		
Series S-3, 5.00%, 1/15/23	5,000,000	5,729,400
Series S-4, 5.00%, 1/15/21	4,665,000	5,401,557
New York City Transitional Finance Authority Revenue, Future Tax Secured, Subordinate,		
Refunding, Sub Series A-1, 5.00%, 11/01/23	11,500,000	13,811,960
Series C, 5.00%, 11/01/23	12,805,000	15,242,560
Series C, 5.00%, 11/01/24	7,620,000	9,081,440
New York State Dormitory Authority Lease Revenue, Third General Resolution, State University Educational Facilities, Refunding, Series A, 5.00%,		
5/15/23	8,435,000	10,160,632
5/15/24	7,000,000	8,351,420
New York State Dormitory Authority Revenue, Mortgage, St. Barnabas Hospital, Series B, FHA Insured, 4.25%, 8/01/14	2,355,000	2,361,476
New York State Dormitory Authority Revenues,		
Non-State Supported Debt, School Districts Revenue, Bond Financing Program, Series A, Assured Guaranty, 5.00%, 10/01/24	5,000,000	5,626,950
State Supported Debt, City University System, Consolidated Fifth General Resolution, Series A, NATL RE, FGIC Insured, 5.50%, 7/01/23	7,915,000	10,025,693
State Supported Debt, Mental Health Services Facilities Improvement, Refunding, Series A-1, 5.50%, 2/15/18	10,000,000	11,911,500

State Supported Debt, Mental Health Services Facilities Improvement, Refunding, Series A-1, 5.00%, 2/15/19	3,245,000	3,818,002
New York State Local Government Assistance Corp. Revenue, sub. lien, Refunding, Series B, 5.00%, 4/01/21	12,000,000	14,428,920
New York State Thruway Authority General Revenue,		
Refunding, Series H, NATL RE, FGIC Insured, 5.00%, 1/01/22	10,000,000	11,234,600
Series I, 5.00%, 1/01/26	10,000,000	11,550,700
New York State Thruway Authority Revenue, Local Highway and Bridge Service Contract, Refunding, 5.00%, 4/01/19	9,570,000	11,442,370
New York State Thruway Authority State Personal Income Tax Revenue, Transportation, Refunding, Series A, 5.00%, 3/15/25	11,500,000	13,468,455
New York State Urban Development Corp. Revenue, Service Contract, Refunding, Series A, Sub Series A-1, 5.00%, 1/01/20	6,500,000	7,730,515
Rockland County Solid Waste Management Authority Revenue, Refunding, Series A, Assured Guaranty, 5.375%, 12/15/18	5,365,000	6,482,851
Suffolk County EDC Revenue, Catholic Health Services of Long Island Obligated Group Project, Refunding, 5.00%, 7/01/22	10,000,000	11,626,500
Triborough Bridge and Tunnel Authority Revenues, General, Refunding, Series B, 5.00%, 11/15/23	20,000,000	24,295,200
		398,646,211
North Carolina 1.5%		
The Charlotte-Mecklenburg Hospital Authority Health Care System Revenue, Carolinas HealthCare System, Series A, AGMC Insured, 5.00%, 1/15/22	10,000,000	11,091,500
North Carolina Eastern Municipal Power Agency Power System Revenue,		
Refunding, Series A, 5.00%, 1/01/21	10,000,000	12,043,600
Refunding, Series A, Assured Guaranty, 5.25%, 1/01/19	15,000,000	17,592,600
Series C, Assured Guaranty, 6.00%, 1/01/19	2,500,000	2,863,700
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue, Refunding,		
Series A, 5.25%, 1/01/20	4,500,000	5,227,830
Series B, 5.00%, 1/01/20	8,000,000	9,601,920
Oak Island Enterprise System Revenue, Assured Guaranty, 5.50%, 6/01/23	1,735,000	2,028,094
		60,449,244
Ohio 5.0%		
Akron Income Tax Revenue, Community Learning Centers, Refunding, Series A, 5.00%,		
12/01/24	5,265,000	6,184,427
12/01/25	6,645,000	7,742,222
12/01/26	8,240,000	9,515,964
American Municipal Power-Ohio Inc. Revenue, Refunding, 5.25%,		
2/15/20	6,000,000	6,945,240
2/15/21	11,500,000	13,227,645
Cleveland Airport System Revenue, Refunding, Series A, AGMC Insured, 5.00%,		
1/01/25	5,000,000	5,726,400
1/01/26	5,000,000	5,678,000
Cleveland Municipal School District GO, AGMC Insured, 5.00%,		
12/01/14	1,915,000	2,004,201
12/01/15	1,510,000	1,577,708
12/01/16	1,400,000	1,460,508
Cleveland Water Revenue, second lien, Refunding, Series A, 5.00%,		
1/01/23	1,840,000	2,208,644
1/01/24	1,750,000	2,079,718
1/01/25	2,500,000	2,947,825
1/01/26	2,000,000	2,338,200
Cuyahoga County EDR, Medical Mart/Convention Center Project, Series F, 5.00%,		
12/01/20	7,000,000	8,251,180
12/01/21	7,300,000	8,490,630
Hamilton City School District GO, School Improvement, AGMC Insured, 5.00%, 12/01/24	5,000,000	5,539,900
Kent State University Revenues, General Receipts, Series A, 5.00%,		
5/01/23	1,200,000	1,419,240
5/01/24	1,500,000	1,757,190
5/01/25	1,500,000	1,743,075
5/01/26	1,600,000	1,844,368
Lakewood City School District GO, Unlimited Tax, School Improvement, Refunding, AGMC Insured, 4.50%, 12/01/22	2,900,000	3,226,917
Mason City School District GO, Unlimited Tax, School Improvement, Refunding, NATL RE, FGIC Insured, 5.00%, 12/01/15	2,670,000	2,966,824
Montgomery County Revenue, Miami Valley Hospital, Mandatory Put 11/15/14, Refunding, Series B, 5.25%, 11/15/39	4,000,000	4,219,400
Nordonia Hills City School District GO, Unlimited Tax, School Improvement, Refunding, NATL RE, FGIC Insured, 4.50%, 12/01/21	2,360,000	2,546,275
Ohio State Building Authority Revenue, State Facilities, Administrative Building Fund Projects, Refunding, Series C, 5.00%, 10/01/22	5,780,000	6,804,678
Ohio State GO, Higher Education, Refunding, Series A, 5.00%,		
2/01/24	8,585,000	10,222,160
2/01/25	7,000,000	8,261,050

Ohio State Turnpike Commission Revenue, Refunding, Series A, NATL RE, FGIC Insured, 5.50%, 2/15/24	10,000,000	12,469,500
Toledo City School District GO, Unlimited Tax, School Facilities Improvement, Refunding, Series B, 5.00%,		
12/01/24	2,920,000	3,454,710
12/01/25	4,125,000	4,839,079
12/01/26	4,340,000	5,063,869
12/01/27	4,565,000	5,289,557
University of Cincinnati General Receipts Revenue, Series C,		
5.00%, 6/01/25	3,010,000	3,539,248
Assured Guaranty, 5.00%, 6/01/21	11,810,000	13,885,253
Assured Guaranty, 5.00%, 6/01/22	11,675,000	13,572,654
Youngstown GO, AMBAC Insured, 6.125%, 12/01/15	810,000	823,414
		199,866,873
Oregon 1.3%		
Deschutes County Hospital Facilities Authority Hospital Revenue, Cascade Healthcare Community Inc., Refunding, 7.375%, 1/01/23	2,000,000	2,517,200
Oregon State Department of Administrative Services COP, Series A, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 11/01/19	2,340,000	2,690,836
Oregon State Department of Transportation Highway User Tax Revenue, senior lien,		
Refunding, Series A, 5.00%, 11/15/25	10,000,000	12,063,300
Series A, 5.00%, 11/15/22	5,840,000	6,835,136
Portland Sewer System Revenue, second lien, Series B, NATL Insured, 5.00%,		
6/15/18	3,135,000	3,499,099
6/15/19	3,290,000	3,667,922
Salem Water and Sewer Revenue, NATL Insured, Pre-Refunded, 4.10%, 6/01/16	1,035,000	1,035,000
Washington County District No. 48J Beaverton GO, Refunding, Series B, 4.00%, 6/15/26	18,755,000	20,476,709
		52,785,202
Pennsylvania 4.4%		
Allegheny County Hospital Development Authority Revenue, University of Pittsburgh Medical Center,		
Series A, 5.00%, 5/15/19	9,000,000	10,616,580
Series A, 5.00%, 5/15/20	7,500,000	8,903,850
Series B, 5.00%, 6/15/18	5,000,000	5,204,500
Allegheny County IDAR, Pollution Control, Duquesne Light Co. Project, Refunding, Series A, AMBAC Insured, 4.35%, 12/01/13	5,000,000	5,084,700
Commonwealth Financing Authority Revenue, Series C-1, AGMC Insured, 5.00%,		
6/01/22	4,130,000	4,805,585
6/01/23	4,345,000	5,013,478
Pennsylvania State Turnpike Commission Turnpike Revenue,		
Series B, 5.00%, 12/01/19	32,230,000	38,432,664
Series E, 5.00%, 12/01/24	5,000,000	5,760,700
Series E, 5.00%, 12/01/25	10,000,000	11,432,600
Subordinate, Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.00%, 6/01/23	10,000,000	11,953,200
Subordinate, Series A, Assured Guaranty, 5.00%, 6/01/22	6,070,000	6,876,703
Philadelphia GO, Refunding, Series A, Assured Guaranty, 5.25%, 8/01/22	20,000,000	22,344,600
Philadelphia Municipal Authority Revenue, Lease, 6.00%, 4/01/22	7,065,000	8,321,793
Philadelphia Water and Wastewater Revenue,		
Refunding, Series A, AGMC Insured, 5.00%, 6/15/17	10,000,000	11,566,600
Refunding, Series A, AGMC Insured, 5.00%, 6/15/18	5,000,000	5,884,200
Refunding, Series A, AGMC Insured, 5.00%, 6/15/19	5,000,000	5,919,450
Series A, 5.00%, 1/01/20	1,210,000	1,394,973
Series A, 5.25%, 1/01/21	3,655,000	4,249,047
Series A, 5.25%, 1/01/22	2,330,000	2,688,820
		176,454,043
South Carolina 1.6%		
Anderson Water and Sewer System Revenue, Refunding, AGMC Insured, 5.00%,		
7/01/22	2,555,000	3,140,402
7/01/23	2,695,000	3,285,232
7/01/24	2,825,000	3,423,109
7/01/25	2,965,000	3,557,970
Berkeley County Utility Revenue, Combined Utility System, Refunding, 5.00%,		
6/01/25	3,665,000	4,391,586
6/01/26	1,700,000	2,020,654
SCAGO Educational Facilities Corp. for Pickens School District Revenue, Installment Purchase, School District of Pickens County Project, AGMC Insured, 5.00%, 12/01/18	5,000,000	5,671,150
South Carolina Jobs EDA Hospital Revenue, Palmetto Health, Refunding and Improvement, 5.375%, 8/01/22	6,000,000	6,970,860

South Carolina State Transportation Infrastructure Bank Revenue, Refunding, Series B, AGMC Insured, 5.00%,		
10/01/25	12,935,000	15,454,350
10/01/26	13,440,000	15,947,770
		63,863,083
Tennessee 1.0%		
Memphis GO, General Improvement, Refunding, Series A, 5.00%, 4/01/22	15,805,000	19,679,754
Metropolitan Government of Nashville and Davidson County GO, Improvement, Refunding, Series A, 5.00%,		
1/01/25	7,000,000	8,541,470
1/01/26	5,000,000	6,001,600
Metropolitan Government of Nashville and Davidson County Water and Sewer Revenue, Refunding, 5.00%,		
7/01/26	1,675,000	1,988,342
7/01/27	1,800,000	2,124,630
		38,335,796
Texas 5.9%		
Austin Water and Wastewater System Revenue, Refunding, 5.00%,		
11/15/26	4,835,000	5,743,206
11/15/27	4,000,000	4,707,640
Brownsville Utility System Revenue, Refunding and Improvement, Series A, AGMC Insured, 5.00%, 9/01/22	8,455,000	9,207,749
Clear Creek ISD, GO, Refunding, Series A, 5.00%,		
2/15/25	11,370,000	13,422,626
2/15/26	12,060,000	14,064,010
Dallas County Utility and Reclamation District GO, Refunding,		
Series A, AMBAC Insured, 5.15%, 2/15/21	3,025,000	3,280,492
Series B, AMBAC Insured, 5.15%, 2/15/21	8,025,000	8,702,792
Dallas Waterworks and Sewer System Revenue, Refunding,		
5.00%, 10/01/23	5,000,000	6,108,000
AMBAC Insured, 4.50%, 10/01/19	10,000,000	11,349,600
Dallas/Fort Worth International Airport Revenue, Joint, Refunding, Series A, 5.00%,		
11/01/23	1,500,000	1,667,310
11/01/24	1,000,000	1,110,480
Fort Worth GO, Refunding and Improvement, 5.00%,		
3/01/25	6,000,000	7,155,180
3/01/26	6,790,000	8,027,206
Frisco GO, Refunding and Improvement, 5.00%, 2/15/25	5,000,000	5,998,550
Harris County Hospital District Revenue, senior lien, Refunding, Series A, NATL Insured, 5.00%, 2/15/22	4,165,000	4,510,195
Houston GO, Public Improvement, Refunding, Series A, 5.00%, 3/01/22	10,000,000	11,771,900
Laredo ISD Public Facility Corp. Lease Revenue, Series C, AMBAC Insured, 5.00%, 8/01/19	1,000,000	1,003,920
Lower Colorado River Authority Transmission Contract Revenue, LCRA Transmission Services Corp. Project, Refunding,		
Series A, 5.00%, 5/15/24	6,000,000	6,879,060
Series B, 5.00%, 5/15/24	10,620,000	12,175,936
North Texas Tollway Authority Revenue, Special Projects System, Series D, 5.00%, 9/01/24	12,000,000	14,074,440
Sabine River Authority PCR, Southwestern Electric Power Co. Project, Refunding, NATL Insured, 4.95%, 3/01/18	15,000,000	16,746,000
San Antonio Electric and Gas Revenue, Refunding, 5.25%, 2/01/25	27,000,000	33,875,280
Tyler Health Facilities Development Corp. Hospital Revenue, East Texas Medical Center Regional Healthcare System Project, Refunding and Improvement, Series A, 5.25%,		
11/01/22	5,000,000	5,469,550
11/01/23	5,000,000	5,471,700
Williamson County GO, Limited Tax, Refunding, 5.00%,		
2/15/23	6,235,000	7,516,355
2/15/25	13,780,000	16,338,257
		236,377,434
Utah 0.6%		
Salt Lake County College Revenue, Refunding, 5.00%, 10/01/19	2,585,000	2,725,624
Utah State Board of Regents Student Loan Revenue, Refunding, Series EE-2, 5.00%,		
11/01/20	9,000,000	10,932,570
11/01/21	9,000,000	10,733,580
		24,391,774
Virginia 1.2%		
Norfolk Water Revenue, Refunding, 5.00%,		
11/01/24	6,145,000	7,402,697
11/01/25	6,000,000	7,169,640
Virginia Beach Development Authority Public Facility Revenue, Refunding, Series B, 5.00%,		
8/01/19	12,635,000	15,102,616

8/01/20	13,450,000	16,236,974
		45,911,927
Washington 1.6%		
Seattle Municipal Light and Power Revenue, Refunding and Improvement, Series B, 5.00%,		
2/01/19	6,805,000	8,116,119
2/01/20	7,000,000	8,457,470
Washington State GO, Various Purpose, Series D, 5.00%,		
2/01/23	12,655,000	15,223,332
2/01/24	13,285,000	15,843,824
2/01/25	13,955,000	16,499,834
		64,140,579
Wisconsin 0.3%		
Wisconsin State Transportation Revenue, Series 1, 5.00%, 7/01/24	10,000,000	12,062,900
U.S. Territories 1.7%		
Guam 0.1%		
Guam Government Limited Obligation Revenue, Section 30, Series A, 5.50%,		
12/01/18	1,540,000	1,712,911
12/01/19	1,025,000	1,136,172
		2,849,083
Puerto Rico 1.6%		
Puerto Rico Commonwealth GO, Public Improvement,		
Refunding, Series A, 5.50%, 7/01/18	8,455,000	9,075,850
Series A, 5.00%, 7/01/23	4,000,000	3,987,320
Series A, 5.25%, 7/01/23	3,500,000	3,525,480
Series A, FGIC Insured, 5.50%, 7/01/21	2,500,000	2,636,400
Puerto Rico Commonwealth Highways and Transportation Authority Transportation Revenue, Series K, 5.00%, 7/01/19	5,000,000	5,115,350
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Refunding, Series C, AMBAC Insured, 5.50%, 7/01/24	10,000,000	10,275,100
Puerto Rico Electric Power Authority Power Revenue, Refunding,		
Series DDD, 5.00%, 7/01/21	8,745,000	9,071,451
Series SS, NATL Insured, 5.00%, 7/01/24	10,000,000	10,064,100
Series ZZ, 5.25%, 7/01/19	8,000,000	8,610,080
Puerto Rico Sales Tax FICO Sales Tax Revenue, Senior Series C, 5.00%, 8/01/22	3,500,000	4,113,620
		66,474,751
Total U.S. Territories		69,323,834
Total Municipal Bonds before Short Term Investments (Cost $3,338,731,941)		3,568,900,707
Short Term Investments 9.4%		
Municipal Bonds 9.4%		
Arizona 0.2%		
ªMaricopa County PCC, PCR, Arizona Public Service Co. Palo Verde Project, Refunding, Series B, Daily VRDN and Put, 0.07%, 5/01/29	6,900,000	6,900,000
Colorado 0.2%		
ªColorado Educational and Cultural Facilities Authority Revenue, National Jewish Federation Bond Program, Refunding, Series D-1, Daily VRDN and Put, 0.08%, 7/01/36	8,255,000	8,255,000
ªPitkin County IDR, Aspen Skiing Co. Project, Refunding, Series A, Daily VRDN and Put, 0.08%, 4/01/16	1,000,000	1,000,000
		9,255,000
Connecticut 0.5%		
ªConnecticut State Health and Educational Facilities Authority Revenue, Yale University, Series V-1, Daily VRDN and Put, 0.03%, 7/01/36	19,200,000	19,200,000
Florida 0.6%		
ªFlorida State Municipal Power Agency Revenue, All-Requirements Power Supply Project, Refunding, Series C, Daily VRDN and Put, 0.12%, 10/01/35	6,700,000	6,700,000
ªSarasota County Public Hospital District Revenue, Sarasota Memorial Hospital Project, Refunding, Series B, Daily VRDN and Put, 0.07%, 7/01/37	18,250,000	18,250,000
		24,950,000
Georgia 0.1%		
ªAthens-Clarke County Unified Government Development Authority Revenue, University of Georgia Athletic Assn. Project, Daily VRDN and Put, 0.08%, 8/01/33	3,800,000	3,800,000

Franklin Tax-Free Trust

Statement of Investments, May 31, 2013 (unaudited) *(continued)*

ᵃBurke County Development Authority PCR, Georgia Power Co. Plant Voltage Project, Refunding, First Series, Daily VRDN and Put, 0.09%, 7/01/49	1,500,000	1,500,000
		5,300,000
Kentucky 0.8%		
ᵃKentucky Economic Development Finance Authority Hospital Revenue, Baptist Healthcare System Obligated Group, Refunding, Series B-2, Daily VRDN and Put, 0.06%, 8/15/38	15,140,000	15,140,000
ᵃLouisville/Jefferson County Metro Government Health System Revenue, Norton Healthcare Inc., Series B, Daily VRDN and Put, 0.06%, 10/01/39	14,900,000	14,900,000
		30,040,000
Louisiana 0.8%		
ᵃLouisiana Public Facilities Authority Hospital Revenue, Franciscan Missionaries of Our Lady Health System Project, Refunding, Series D, Daily VRDN and Put, 0.07%, 7/01/28	19,600,000	19,600,000
ᵃLouisiana State Offshore Terminal Authority Deepwater Port Revenue, Loop LLC Project, First Stage, ACES, Refunding, Daily VRDN and Put, 0.08%, 9/01/17	13,500,000	13,500,000
		33,100,000
Maryland 0.8%		
ᵃMaryland State Health and Higher Educational Facilities Authority Revenue, University of Maryland Medical System, Refunding, Series D, Daily VRDN and Put, 0.08%, 7/01/41	16,400,000	16,400,000
ᵃMontgomery County GO, Consolidated Public Improvement, BAN, Refunding, Series A, Daily VRDN and Put, 0.05%, 6/01/26	15,850,000	15,850,000
		32,250,000
Massachusetts 1.2%		
ᵃMassachusetts State GO, Consolidated Loan, Refunding, Series A, Daily VRDN and Put, 0.08%, 3/01/26	1,100,000	1,100,000
ᵃMassachusetts State Health and Educational Facilities Authority Revenue,		
Harvard University Issue, Refunding, Series R, Daily VRDN and Put, 0.03%, 11/01/49	5,400,000	5,400,000
Museum of Fine Arts, Series A-2, Daily VRDN and Put, 0.08%, 12/01/37	21,255,000	21,255,000
Tufts University Issue, Refunding, Series N-1, Daily VRDN and Put, 0.06%, 8/15/40	6,400,000	6,400,000
Tufts University Issue, Series G, Daily VRDN and Put, 0.05%, 2/15/26	6,600,000	6,600,000
Wellesley College, Refunding, Series I, Daily VRDN and Put, 0.04%, 7/01/39	6,700,000	6,700,000
		47,455,000
Michigan 0.0%†		
ᵃMichigan Higher Education Facilities Authority Revenue, Limited Obligation, University of Detroit Mercy Project, Refunding, Daily VRDN and Put, 0.08%, 11/01/36	890,000	890,000
Minnesota 1.2%		
ᵃMinneapolis and St. Paul Housing and RDA Health Care System Revenue, Allina Health System, Refunding,		
Series B-1, Daily VRDN and Put, 0.08%, 11/15/35	33,125,000	33,125,000
Series B-2, Daily VRDN and Put, 0.07%, 11/15/35	15,700,000	15,700,000
		48,825,000
Missouri 0.5%		
ᵃMissouri State Health and Educational Facilities Authority Educational Facilities Revenue, St. Louis University,		
Daily VRDN and Put, 0.06%, 7/01/32	4,360,000	4,360,000
Refunding, Series A-2, Daily VRDN and Put, 0.06%, 10/01/35	7,940,000	7,940,000
Refunding, Series B-1, Daily VRDN and Put, 0.09%, 10/01/35	7,125,000	7,125,000
		19,425,000
North Carolina 0.7%		
ᵃThe Charlotte-Mecklenburg Hospital Authority Health Care System Revenue, Carolinas HealthCare System, Refunding, Series B, Daily VRDN and Put, 0.06%, 1/15/38	26,730,000	26,730,000
Ohio 0.4%		
ᵃAllen County Hospital Facilities Revenue, Catholic Healthcare Partners, Series A, Daily VRDN and Put, 0.11%, 10/01/31	15,700,000	15,700,000
Pennsylvania 0.1%		
ᵃGeisinger Authority Health System Revenue, Geisinger Health System, Series C, Daily VRDN and Put, 0.05%, 8/01/28	1,570,000	1,570,000
Tennessee 0.0%†		
ᵃBlount County PBA Revenue, Local Government Public Improvement, Refunding, Series E-3-B, Daily VRDN and Put, Daily VRDN and Put, 0.11%, 6/01/31	900,000	900,000
Virginia 1.3%		
ᵃFairfax Country IDAR, Inova Health System Project, Series C-1, Daily VRDN and Put, 0.07%, 5/15/26	8,400,000	8,400,000
ᵃRoanoke IDA Hospital Revenue, Carilion Health System Obligated Group, Series A, Sub Series A-1, AGMC Insured, Daily VRDN and Put, 0.12%, 7/01/36	26,000,000	26,000,000

Franklin Tax-Free Trust
Statement of Investments, May 31, 2013 (unaudited) *(continued)*

Sub Series A-2, AGMC Insured, Daily VRDN and Put, 0.12%, 7/01/36	18,000,000	18,000,000
		52,400,000
Total Short Term Investments (Cost $374,890,000)		374,890,000
Total Investments (Cost $3,713,621,941) 99.1%		3,943,790,707
Other Assets, less Liabilities 0.9%		36,590,045
Net Assets 100.0%		$ 3,980,380,752

†Rounds to less than 0.1% of net assets.

ᵃVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

ACES - Adjustable Convertible Exempt Security
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
BAN - Bond Anticipation Note
CDA - Community Development Authority/Agency
COP - Certificate of Participation
EDA - Economic Development Authority
EDC - Economic Development Corp.
EDR - Economic Development Revenue
ETM - Escrow to Maturity
FGIC - Financial Guaranty Insurance Co.
FHA - Federal Housing Authority/Agency
FICO - Financing Corp.
GARB - General Airport Revenue Bonds
GO - General Obligation
HDA - Housing Development Authority/Agency
IDA - Industrial Development Authority/Agency
IDAR - Industrial Development Authority Revenue
IDB - Industrial Development Bond/Board
IDR - Industrial Development Revenue
ISD - Independent School District
MTA - Metropolitan Transit Authority
NATL - National Public Financial Guarantee Corp.
NATL RE - National Public Financial Guarantee Corp. Reinsured
PBA - Public Building Authority
PCC - Pollution Control Corp.
PCR - Pollution Control Revenue
RDA - Redevelopment Agency/Authority
SFMR - Single Family Mortgage Revenue
UHSD - Unified/Union High School District
USD - Unified/Union School District
XLCA - XL Capital Assurance

Franklin Tax-Free Trust
Statement of Investments, May 31, 2013 (unaudited)

Franklin Federal Limited-Term Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 84.5%				
Alabama 1.0%				
Alabama State University Revenue, General Tuition and Fee, Assured Guaranty, 5.00%,				
9/01/14	$	665,000	$	702,167
9/01/15		700,000		760,200
9/01/16		730,000		816,614
East Alabama Health Care Authority Health Care Facilities Revenue,				
Mandatory Put 9/01/13, Series B, Pre-Refunded, 5.00%, 9/01/33		1,000,000		1,011,700
Mandatory Put 9/01/18, Series A, 5.25%, 9/01/36		1,000,000		1,131,580
Mobile IDR, PCR, Alabama Power Co. Barry Plant Project, Mandatory Put 3/20/17, Series A, 1.65%, 6/01/34		5,000,000		5,070,100
				9,492,361
Alaska 0.6%				
Valdez Marine Terminal Revenue, BP Pipelines Inc. Project, Refunding, Series A, 5.00%, 1/01/16		5,000,000		5,505,250
Arizona 4.6%				
Arizona State COP, Department of Administration, Series B, AGMC Insured, 5.00%, 10/01/15		11,975,000		13,103,524
Phoenix Civic Improvement Corp. Excise Tax Revenue, Light Rail Project, AMBAC Insured, 5.00%, 7/01/16		17,000,000		17,835,720
Phoenix Civic Improvement Corp. Transit Excise Tax Revenue, Light Rail Project, AMBAC Insured, 5.00%, 7/01/17		2,805,000		2,940,734
Phoenix Civic Improvement Corp. Wastewater System Revenue, junior lien, Refunding, NATL Insured, 5.00%, 7/01/19		3,840,000		4,019,021
Tucson COP, Refunding, AGMC Insured,				
2.00%, 7/01/16		1,200,000		1,221,936
3.00%, 7/01/17		1,250,000		1,318,212
3.00%, 7/01/18		1,195,000		1,252,946
				41,692,093
Arkansas 0.5%				
Jefferson County PCR, Entergy Arkansas Inc. Project, Refunding, 1.55%, 10/01/17		5,000,000		5,006,200
California 5.4%				
Bennett Valley USD, GO, BANS, 4.00%, 1/01/15		2,130,000		2,214,795
ᵃCalifornia Infrastructure and Economic Development Bank Revenue, The J. Paul Getty Trust, Mandatory Put 4/01/15, Refunding, Series B-1, Weekly FRN, 0.42%, 10/01/47		8,000,000		8,019,040
California State Economic Recovery GO, Series A, 5.25%, 7/01/13		200,000		200,760
California State GO, Refunding, 5.00%, 4/01/15		500,000		541,810
California State Public Works Board Lease Revenue, Various Capital Projects, Series G, Sub Series G-1, 5.00%, 10/01/13		10,685,000		10,843,779
California Statewide CDA Revenue,				
CHF-Irvine LLC, UCI East Campus Apartments, Phase II, 5.00%, 5/15/14		1,000,000		1,037,400
Temporary 40, American Baptist Homes of the West, Series B, Sub Series B-3, 2.10%, 10/01/19		2,000,000		1,994,100
Temporary 55, American Baptist Homes of the West, Series B, Sub Series B-2, 2.40%, 10/01/20		1,000,000		996,650
Temporary 70, American Baptist Homes of the West, Series B, Sub Series B-1, 2.75%, 10/01/21		5,880,000		5,862,536
Imperial Community College District GO, Capital Appreciation, zero cpn., 8/01/14		7,250,000		7,177,500
Los Angeles CRDA Community Redevelopment Financing Authority Revenue, Bunker Hill Project, Series A, AGMC Insured, 5.00%, 12/01/13		1,000,000		1,020,500
Northern California Power Agency Public Power Revenue, Hydroelectric Project No. 1, Refunding, Series C, Assured Guaranty, 5.00%, 7/01/15		1,000,000		1,088,950
Palo Verde Community College District COP, AMBAC Insured, 5.00%, 1/01/15		745,000		782,258
San Jose RDA Tax Allocation, Series A, 6.125%, 8/01/15		3,000,000		3,146,040
Santa Clara County Financing Authority Revenue, El Camino Hospital, Series B, AMBAC Insured, 5.00%,				
2/01/14		1,000,000		1,024,520
2/01/15		1,025,000		1,085,680
Southern California Public Power Authority Gas Project Revenue, Project No. 1, Series A, 5.00%, 11/01/15		1,000,000		1,077,940
Tustin USD School Facilities ID No. 2002-1 GO, Capital Appreciation, Election of 2002, Series C, AGMC Insured, zero cpn., 6/01/18		810,000		737,805
West Kern Community College District COP, AMBAC Insured, 4.50%, 11/01/14		780,000		807,651
				49,659,714
Colorado 0.3%				
Garfield County School District No. 16 GO, Refunding, 3.00%, 12/01/18		1,115,000		1,205,872

Franklin Tax-Free Trust

Statement of Investments, May 31, 2013 (unaudited) *(continued)*

Regional Transportation District COP, Transit Vehicles Project, Series A, AMBAC Insured, 5.00%, 12/01/15	1,500,000	1,655,340
		2,861,212
Florida 9.4%		
Citizens Property Insurance Corp. Revenue, High-Risk Account, senior secured, Series A-1,		
5.50%, 6/01/17	5,000,000	5,811,600
6.00%, 6/01/17	5,000,000	5,897,800
Assured Guaranty, 5.50%, 6/01/16	5,000,000	5,653,000
Escambia County Solid Waste Disposal Revenue, Gulf Power Co. Project, Mandatory Put 6/02/15, 1.35%, 4/01/39	7,500,000	7,529,475
Florida State Board of Education Lottery Revenue, Refunding, Series B, AMBAC Insured, 5.00%, 7/01/18	11,480,000	13,010,858
Florida State Hurricane Catastrophe Fund Finance Corp. Revenue, Series A, 4.25%, 7/01/14	4,000,000	4,168,120
Florida State Turnpike Authority Turnpike Revenue, Department of Transportation, Refunding, Series A, AGMC Insured,		
5.00%, 7/01/15	12,625,000	12,794,932
Jacksonville Sales Tax Revenue, Better Jacksonville, Refunding, 5.00%, 10/01/16	2,000,000	2,259,340
ªLakeland Electric and Water Revenue, Refunding, Weekly FRN, 0.87%, 10/01/17	3,000,000	3,017,010
Miami-Dade County Public Facilities Revenue, Jackson Health System, Assured Guaranty, 4.00%, 6/01/16	1,580,000	1,678,813
Sunshine State Governmental Financing Commission Revenue, Miami-Dade County Program, Series A, AGMC Insured,		
4.00%, 9/01/14	23,185,000	24,074,145
		85,895,093
Georgia 1.9%		
Atlanta Water and Wastewater Revenue, Refunding, Series B, AGMC Insured, 4.00%, 11/01/15	6,390,000	6,865,033
Burke County Development Authority Revenue, Georgia Power Co. Plant Vogtle Project, Mandatory Put 6/01/17, 1.75%,		
12/01/49	10,000,000	10,233,300
		17,098,333
Idaho 0.2%		
Canyon County School District No. 131 GO, Refunding, 4.00%, 8/15/18	1,480,000	1,665,000
Illinois 6.4%		
Chicago GO, Modern Schools Across Chicago Program, Series A, 5.00%, 12/01/16	5,000,000	5,704,400
Chicago Wastewater Transmission Revenue, Series A, BHAC Insured,		
5.00%, 1/01/16	1,425,000	1,577,831
5.50%, 1/01/17	1,000,000	1,160,190
Dolton GO, Refunding, Series B, AGMC Insured,		
3.00%, 12/01/13	1,155,000	1,163,859
4.00%, 12/01/14	1,195,000	1,233,634
3.50%, 12/01/15	1,245,000	1,297,838
Homer Glen Village GO, Will and Cook Counties, Series A,		
2.00%, 12/01/15	1,000,000	1,025,270
4.00%, 12/01/18	1,000,000	1,116,150
Illinois State GO,		
AGMC Insured, 5.50%, 5/01/15	5,000,000	5,436,500
AGMC Insured, 5.00%, 9/01/16	9,000,000	9,740,610
Refunding, AGMC Insured, 5.00%, 1/01/16	7,000,000	7,671,720
Illinois State Unemployment Insurance Fund Building Receipts Revenue, Series B, 5.00%, 12/15/17	6,000,000	6,899,700
Mount Vernon GO, Jefferson County, AGMC Insured, 3.00%,		
12/15/17	1,430,000	1,503,016
12/15/18	1,475,000	1,541,582
Regional Transportation Authority Revenue, Series A, NATL RE Insured, 5.00%, 7/01/21	5,410,000	5,991,900
Southwestern Development Authority Revenue, Local Government Program, Edwardsville Community Unit School District		
No. 7 Project, Refunding, AGMC Insured, 5.25%, 12/01/20	4,475,000	5,079,930
		58,144,130
Indiana 0.6%		
Indianapolis Thermal Energy System Revenue, first lien, Refunding, Series B, AGMC Insured, 4.00%, 10/01/14	4,640,000	4,809,221
Lafayette Sewer Works Revenue, Refunding, 3.00%, 1/01/15	1,000,000	1,039,420
		5,848,641
Louisiana 0.7%		
England District Sub-District No. 1 Revenue, Economic Development Project, Refunding,		
4.00%, 8/15/15	2,780,000	2,978,770
5.00%, 8/15/16	2,505,000	2,823,436

Louisiana Local Government Environmental Facilities and CDA Revenue, Shreveport Utility System Project, NATL Insured, 4.00%, 12/01/14	500,000	516,385
		6,318,591
Maryland 0.7%		
ᵉHoward County Housing Commission Revenue, Columbia Landing Project, Mandatory Put 7/01/18, Series A, Weekly FRN, 1.37%, 7/01/34	6,000,000	6,018,240
Massachusetts 0.2%		
Massachusetts State Health and Educational Facilities Authority Revenue, Cape Cod Healthcare Obligated Group, Series D, Assured Guaranty, 4.00%,		
11/15/13	1,150,000	1,162,984
11/15/15	1,000,000	1,054,090
		2,217,074
Michigan 5.9%		
Detroit GO, Distribution State Aid, 5.00%,		
11/01/16	6,120,000	6,740,568
11/01/17	7,485,000	8,356,928
Detroit Water and Sewerage Department Sewage Disposal System Revenue, senior lien, Refunding, Series A, AGMC Insured, 5.00%, 7/01/16	5,000,000	5,487,100
Garden City GO, Refunding, AGMC Insured, 4.00%,		
4/01/14	1,015,000	1,036,061
4/01/15	1,215,000	1,264,681
4/01/16	1,415,000	1,487,462
Jackson GO, Downtown Development, Limited Tax, AGMC Insured, zero cpn., 6/01/16	1,370,000	1,250,385
Michigan Municipal Bond Authority Revenue, Local Government Loan Program, Charter County of Wayne Local Project, Series B, Assured Guaranty, 5.00%, 11/01/13	4,000,000	4,056,000
Michigan State Finance Authority Revenue, School District of the City of Detroit, Refunding,		
4.00%, 6/01/14	550,000	567,963
5.00%, 6/01/14	1,250,000	1,303,125
5.00%, 6/01/15	1,700,000	1,814,087
5.00%, 6/01/16	1,600,000	1,750,288
Rochester Community School District GO, Refunding, AGMC Insured, 5.00%, 5/01/15	4,795,000	4,992,842
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital Obligated Group, Refunding, Series W, 5.25%, 8/01/17	7,000,000	7,947,590
Western Townships Utilities Authority Revenue, Sewage Disposal System, Limited Tax, Refunding, 3.00%,		
1/01/15	1,000,000	1,039,100
1/01/17	1,000,000	1,055,200
Wyandotte Electric System Revenue, Refunding, Series A, Assured Guaranty, 5.00%, 10/01/13	3,355,000	3,397,005
		53,546,385
Minnesota 1.5%		
Farmington GO, Improvement, Series B, AGMC Insured, 3.50%, 2/01/14	455,000	463,741
Hennepin County GO, Refunding, Series B, 5.00%, 12/01/18	3,315,000	4,021,493
Minnesota Agricultural and Economic Development Board Revenue, Health Care Facilities, Essentia Health Obligated Group, Series C-1, Assured Guaranty, 5.00%, 2/15/15	1,335,000	1,423,550
Northern Municipal Power Agency Electric System Revenue, Refunding, Series A, Assured Guaranty, 5.00%, 1/01/15	5,000,000	5,349,450
Otsego GO, Water and Sewer, Refunding, Series C, AGMC Insured, 2.00%, 12/01/16	2,000,000	2,073,300
		13,331,534
Mississippi 0.1%		
Jackson Water and Sewer System Revenue, Refunding, AGMC Insured, 4.00%, 9/01/14	580,000	604,667
Nebraska 0.4%		
University of Nebraska Facilities Corp. Lease Rental Revenue, UNMC Health Professions Futures Project, 5.00%, 8/15/13	4,000,000	4,037,400
Nevada 0.5%		
Nevada State GO, Limited Tax, Nevada Municipal Bond Bank Project Nos. R-9A R-9B R-9C R-10 R-11 and R12, Series F, AGMC Insured, 5.00%, 12/01/20	4,260,000	4,632,707
New Hampshire 0.3%		
New Hampshire State GO, Refunding, Series A, 5.00%, 7/01/18	2,610,000	3,117,932
New Jersey 6.9%		
Gloucester County Improvement Authority Solid Waste Resource Recovery Revenue, Waste Management Inc. Project, Mandatory Put 12/01/17, Refunding, Series A, 2.125%, 12/01/29	3,000,000	3,099,600

New Jersey EDA Revenue,		
Cigarette Tax, Refunding, 5.00%, 6/15/13	3,575,000	3,580,219
Cigarette Tax, Refunding, 5.00%, 6/15/14	4,810,000	5,013,800
Cigarette Tax, Refunding, 5.00%, 6/15/15	3,160,000	3,404,458
School Facilities Construction, Refunding, Series DD-1, 5.00%, 12/15/16	10,000,000	11,458,100
ᵃSchool Facilities Construction, Series H, Weekly FRN, 1.02%, 2/01/17	3,000,000	3,033,450
New Jersey Environmental Infrastructure Trust Revenue,		
Environmental-2012, Series A, Pre-Refunded, 5.00%, 9/01/22	15,000	17,166
Environmental-2013, Series A, 5.00%, 9/01/22	3,105,000	3,483,934
New Jersey State GO, Refunding,		
Series N, AMBAC Insured, 5.50%, 7/15/14	3,000,000	3,174,300
Series Q, 5.00%, 8/15/18	15,885,000	18,968,755
New Jersey Transportation Trust Fund Authority Revenue, Transportation System, Refunding, Series A, AMBAC Insured, 5.50%, 12/15/14	5,000,000	5,385,600
Ocean County GO, Refunding, 5.00%, 8/01/19	1,125,000	1,360,822
South Brunswick Township GO, Refunding, 1.75%, 7/01/14	1,000,000	1,014,750
		62,994,954
New Mexico 0.7%		
New Mexico Educational Assistance Foundation Revenue, Education Loan, Series A-1, 4.00%,		
12/01/14	2,000,000	2,102,780
12/01/15	4,000,000	4,326,160
		6,428,940
New York 9.7%		
Beekmantown CSD, GO, Refunding,		
2.00%, 6/15/13	2,400,000	2,401,128
AGMC Insured, 3.00%, 6/15/14	1,000,000	1,024,030
AGMC Insured, 4.00%, 6/15/15	1,245,000	1,317,982
AGMC Insured, 2.00%, 6/15/16	1,075,000	1,096,951
East Meadow Union Free School District GO, Refunding,		
3.00%, 8/15/15	1,000,000	1,054,710
4.00%, 8/15/16	1,000,000	1,106,070
4.00%, 8/15/17	1,000,000	1,126,870
ᵃMTA Dedicated Tax Fund Revenue, Mandatory Put 11/04/14, Refunding, Sub Series B-3A, Weekly FRN, 0.35%, 11/01/28	8,900,000	8,896,618
New York City GO, Refunding, Series G, 5.25%, 8/01/16	9,010,000	10,271,941
New York City HDC, MFHR, Mandatory Put 9/16/13, Series L-2, 2.00%, 5/01/45	15,000,000	15,015,600
New York City IDAR, Capital Appreciation, Yankee Stadium Project, Pilot, Series A, Assured Guaranty, zero cpn., 3/01/14	5,335,000	5,270,607
New York State Dormitory Authority Revenues,		
Non-State Supported Debt, Fordham University, Series B, Assured Guaranty, 3.25%, 7/01/13	610,000	611,360
Non-State Supported Debt, Manhattan College, Series B, Radian Insured, 5.00%, 7/01/13	295,000	295,614
Non-State Supported Debt, Rochester General Hospital, Radian Insured, ETM, 5.00%, 12/01/15	100,000	111,301
Non-State Supported Debt, School District Financing Program, Series A, AGMC Insured, 5.00%, 10/01/15	1,000,000	1,101,550
Non-State Supported Debt, School Districts Financing Program, Series A, Assured Guaranty, 3.75%, 10/01/14	1,380,000	1,438,650
Non-State Supported Debt, School Districts Financing Program, Series F, 4.00%, 10/01/14	3,300,000	3,451,569
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured, 5.00%, 2/15/15	1,000,000	1,076,180
New York State Environmental Facilities Corp. Special Obligation Revenue, Riverbank State Park, Refunding, CIFG Insured, 5.00%, 4/01/16	200,000	221,318
New York State GO, Series A, 5.00%, 3/01/18	1,130,000	1,298,144
New York State Urban Development Corp. Revenue, Refunding, Series D, 5.00%, 1/01/15	4,000,000	4,288,720
Patchogue-Medford Union Free School District GO, Refunding, Series B,		
2.00%, 7/01/14	1,000,000	1,015,150
3.00%, 7/01/16	1,000,000	1,059,110
Poughkeepsie Town GO, Public Improvement, Refunding, AGMC Insured, 5.00%, 4/15/15	250,000	267,812
Rochester GO, Refunding,		
Series IV, 2.00%, 10/15/15	1,850,000	1,915,490
Series V, 2.00%, 2/15/15	1,535,000	1,574,588
Sales Tax Asset Receivable Corp. Revenue,		
Refunding, Series A, NATL Insured, 5.25%, 10/15/18	3,285,000	3,505,226
Series A, NATL Insured, 5.25%, 10/15/19	785,000	836,959
St. Lawrence County IDA Civic Facility Revenue, St. Lawrence University Project, Series A, 5.00%, 10/01/16	9,910,000	11,067,389
Suffolk County EDC Revenue, Catholic Health Services of Long Island Obligated Group Project, Refunding, 5.00%, 7/01/16	1,250,000	1,398,875

7/01/17	3,000,000	3,385,350
		88,502,862
North Carolina 0.8%		
Charlotte COP, Transit Projects, Phase III, Series B, 3.00%, 6/01/22	7,500,000	7,675,950
Ohio 6.3%		
Akron COP, District Energy Project, 2.75%, 12/01/16	1,895,000	1,968,014
Cleveland Airport System Revenue,		
Refunding, Series A, AGMC Insured, 5.00%, 1/01/19	7,870,000	9,126,996
Series C, Assured Guaranty, 5.00%, 1/01/16	5,140,000	5,630,459
Cleveland Public Power System Revenue, Refunding, Series A-1, NATL Insured, 5.00%, 11/15/20	5,000,000	5,498,550
Hamilton GO, Various Purpose, Street Improvement and Building, Refunding, 2.00%,		
11/01/14	1,455,000	1,476,272
11/01/15	1,465,000	1,496,204
Ohio State Air Quality Development Authority Revenue,		
Environmental Improvement, Buckeye Power Inc. Project, 3.00%, 12/01/13	1,085,000	1,097,261
Pollution Control, FirstEnergy Generation Corp. Project, Mandatory Put 6/03/13, Refunding, Series A, 2.25%, 12/01/23	14,940,000	14,940,000
Ohio State Department of Administrative Services COP, Administrative Knowledge System Project, Series A, NATL Insured, 5.25%, 9/01/15	6,205,000	6,714,617
South-Western City School District of Ohio Franklin and Pickaway Counties GO, School Facilities Construction and Improvement, 3.00%,		
12/01/15	1,210,000	1,283,181
12/01/16	1,265,000	1,359,205
Toledo GO,		
Capital Improvement, Refunding, Assured Guaranty, 3.25%, 12/01/14	1,900,000	1,970,205
Limited Tax, Various Purpose Improvement, Refunding, Assured Guaranty, 3.00%, 12/01/13	1,210,000	1,224,568
Limited Tax, Various Purpose Improvement, Refunding, Assured Guaranty, 3.00%, 12/01/14	1,210,000	1,250,233
Limited Tax, Various Purpose Improvement, Refunding, Assured Guaranty, 3.00%, 12/01/15	1,185,000	1,234,474
Wright State University Revenue, General Receipts, Series A, 3.00%, 5/01/14	1,325,000	1,353,434
		57,623,673
Oklahoma 0.5%		
Tulsa County Industrial Authority Educational Facilities Lease Revenue, Broken Arrow Public Schools Project, 4.00%, 9/01/15	4,000,000	4,292,680
Pennsylvania 8.7%		
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue, PPL Energy Supply LLC Project, Mandatory Put 9/01/15, Refunding, Series A, 3.00%, 12/01/38	10,000,000	10,364,800
Pennsylvania State Higher Educational Facilities Authority Revenue, Philadelphia University, Series A, Pre-Refunded, 5.125%, 6/01/25	3,000,000	3,142,500
Philadelphia Gas Works Revenue, 1998 General Ordinance, Refunding, Tenth Series, AGMC Insured,		
3.50%, 7/01/16	6,190,000	6,635,618
4.00%, 7/01/17	4,795,000	5,268,794
Philadelphia GO, Refunding, Series A, AGMC Insured, 5.25%, 8/01/17	10,000,000	11,465,900
Philadelphia School District GO, Refunding, Series C,		
3.00%, 9/01/13	1,000,000	1,005,880
5.00%, 9/01/14	1,000,000	1,052,040
5.00%, 9/01/15	1,500,000	1,634,235
5.00%, 9/01/16	2,630,000	2,941,155
5.00%, 9/01/17	2,750,000	3,138,933
Philadelphia Water and Wastewater Revenue, Refunding, Series A, AGMC Insured, 5.00%, 6/15/13	10,000,000	10,015,200
Pittsburgh School District GO, Refunding, Series A,		
3.00%, 9/01/14	1,160,000	1,197,967
4.00%, 9/01/17	4,250,000	4,668,157
Reading School District GO, Refunding, Series A, 5.00%,		
4/01/17	4,500,000	5,022,405
4/01/18	4,035,000	4,535,340
South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial Hospital, Refunding, Series A, Assured Guaranty,		
5.00%, 7/01/13	1,130,000	1,132,678
5.00%, 7/01/14	1,250,000	1,289,025
4.00%, 7/01/15	1,235,000	1,277,237
5.00%, 7/01/16	1,325,000	1,421,937

University of Pittsburgh of the Commonwealth System of Higher Education Revenue, University Capital Project, Mandatory Put 9/15/13, Series A, 5.50%, 9/15/39	2,500,000	2,535,625
		79,745,426
Rhode Island 0.8%		
Rhode Island State and Providence Plantations GO, Consolidated Capital Development Loan, Refunding, Series A, 5.00%, 8/01/18	6,290,000	7,426,100
South Carolina 0.8%		
Piedmont Municipal Power Agency Electric Revenue, Refunding, Series A-2, 5.00%, 1/01/15	4,000,000	4,250,240
SCAGO Educational Facilities Corp. for Pickens School District Revenue, Installment Purchase, School District of Pickens County Project, AGMC Insured, 5.00%, 12/01/14	3,000,000	3,200,940
		7,451,180
Tennessee 2.4%		
Memphis Electric System Revenue, Subordinate, Refunding, 5.00%, 12/01/15	8,000,000	8,893,520
Metropolitan Nashville Airport Authority Airport Revenue, Refunding and Improvement, Series B, 4.00%, 7/01/13	2,880,000	2,887,891
Sevier County PBA Revenue, Local Government Public Improvement, Series VII-D-1, 5.00%, 6/01/15	9,000,000	9,740,610
		21,522,021
Texas 3.1%		
Brock ISD, GO, Capital Appreciation, PSF Guarantee, zero cpn., 8/15/16	460,000	448,132
Crandall ISD, GO, Refunding, Series A, PSF Guarantee, zero cpn., 8/15/15	1,000,000	983,710
Dallas Area Rapid Transit Sales Tax Revenue, senior lien, Refunding, AGMC Insured, 4.50%, 12/01/24	6,720,000	7,485,274
Dallas-Fort Worth International Airport Revenue, Joint, Refunding, Series A, 5.00%, 11/01/14	3,235,000	3,441,943
Gulf Coast Waste Disposal Authority Environmental Facilities Revenue, BP Products North America Inc. Project, Mandatory Put 9/03/13, Refunding, 2.30%, 1/01/42	10,000,000	10,044,100
Tarrant County Cultural Education Facilities Finance Corp. Revenue, CHRISTUS Health, Refunding, Series A, Assured Guaranty, 5.75%, 7/01/18	1,740,000	1,857,607
Wylie ISD, GO, Capital Appreciation Bonds, Refunding, PSF Guarantee, zero cpn.,		
8/15/16	1,500,000	1,463,625
8/15/17	2,775,000	2,659,060
		28,383,451
Utah 0.2%		
Nebo School District GO, Refunding, Series A, 2.00%,		
7/01/16	1,200,000	1,228,536
7/01/17	1,000,000	1,019,210
		2,247,746
Washington 1.0%		
King County Housing Authority Revenue, Birch Creek Apartments Project, 4.40%, 5/01/18	2,290,000	2,443,796
Snohomish County Everett School District No. 2 GO, Refunding, NATL RE, FGIC Insured, 5.00%, 12/01/14	250,000	267,170
Snohomish County School District No. 103 GO, Monroe, Refunding, 2.50%, 12/01/15	3,895,000	4,073,586
Washington State Health Care Facilities Authority Revenue, MultiCare Health System,		
Series A, AGMC Insured, 4.00%, 8/15/13	250,000	251,525
Series A, AGMC Insured, 4.00%, 8/15/14	310,000	319,734
Series B, AGMC Insured, 4.00%, 8/15/13	250,000	251,525
Series B, AGMC Insured, 4.00%, 8/15/14	600,000	618,840
Series B, AGMC Insured, 4.00%, 8/15/15	625,000	664,325
		8,890,501
U.S. Territories 1.4%		
Puerto Rico 1.4%		
Puerto Rico Commonwealth GO, Public Improvement, AGMC Insured, 5.50%, 7/01/15	5,000,000	5,333,400
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series X, NATL Insured, ETM, 5.50%, 7/01/13	245,000	245,929
Puerto Rico Electric Power Authority Power Revenue, Series WW, 5.25%, 7/01/13	1,000,000	1,003,000
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Mandatory Put 7/01/17, Refunding, Series M, Sub Series M-2,		
5.75%, 7/01/34	5,000,000	5,285,250
AMBAC Insured, 5.50%, 7/01/35	750,000	785,835
Total U.S. Territories		12,653,414
Total Municipal Bonds before Short Term Investments (Cost $751,647,505)		772,531,455

Franklin Tax-Free Trust
Statement of Investments, May 31, 2013 (unaudited) *(continued)*

Short Term Investments 15.3%		
Municipal Bonds 15.3%		
California 1.8%		
California State GO, RAN, Series A-2, 2.50%, 6/20/13	15,000,000	15,016,500
[b]Metropolitan Water District of Southern California Water Revenue, Refunding, Series B-3, Daily VRDN and Put, 0.05%, 7/01/35	1,500,000	1,500,000
		16,516,500
Florida 0.6%		
[b]Florida State Municipal Power Agency Revenue, All-Requirements Power Supply Project, Refunding, Series C, Daily VRDN and Put, 0.12%, 10/01/35	2,200,000	2,200,000
[b]Sarasota County Public Hospital District Revenue, Sarasota Memorial Hospital Project, Refunding, Series B, Daily VRDN and Put, 0.07%, 7/01/37	3,300,000	3,300,000
		5,500,000
Illinois 0.5%		
[b]Illinois State Finance Authority Revenue, Various Insured OSF Healthcare System, Refunding, Series F, AGMC Insured, Weekly VRDN and Put, 0.38%, 11/15/37	5,000,000	5,000,000
Indiana 0.1%		
Lafayette Sewage Works Revenue, Refunding, 3.00%, 1/01/14	1,270,000	1,289,291
Kentucky 2.2%		
[b]Kentucky Economic Development Finance Authority Hospital Revenue, Baptist Healthcare System Obligated Group, Refunding, Series B-2, Daily VRDN and Put, 0.06%, 8/15/38	6,100,000	6,100,000
[b]Louisville/Jefferson County Metro Government Health System Revenue, Norton Healthcare Inc., Series B, Daily VRDN and Put, 0.06%, 10/01/39	10,000,000	10,000,000
[b]Shelby County Lease Revenue, Series A, Daily VRDN and Put, 0.07%, 9/01/34	3,600,000	3,600,000
		19,700,000
Maryland 1.1%		
[b]Maryland State Health and Higher Educational Facilities Authority Revenue, University of Maryland Medical System, Refunding, Series D, Daily VRDN and Put, 0.08%, 7/01/41	5,900,000	5,900,000
[b]Montgomery County GO, Consolidated Public Improvement, BAN, Refunding, Series A, Daily VRDN and Put, 0.05%, 6/01/26	3,800,000	3,800,000
		9,700,000
Massachusetts 0.4%		
[b]Massachusetts State GO, Consolidated Loan, Refunding, Series A, Daily VRDN and Put, 0.08%, 3/01/26	915,000	915,000
[b]Massachusetts State Health and Educational Facilities Authority Revenue, Harvard University, Refunding, Series R, Daily VRDN and Put, 0.03%, 11/01/49	2,500,000	2,500,000
		3,415,000
Minnesota 0.2%		
[b]Minneapolis and St. Paul Housing and RDA Health Care System Revenue, Allina Health System, Refunding, Series B-1, Daily VRDN and Put, 0.08%, 11/15/35	1,700,000	1,700,000
Missouri 1.6%		
[b]Missouri State Health and Educational Facilities Authority Educational Facilities Revenue,		
St. Louis University, Daily VRDN and Put, 0.06%, 7/01/32	2,750,000	2,750,000
St. Louis University, Refunding, Series A-2, Daily VRDN and Put, 0.06%, 10/01/35	1,850,000	1,850,000
St. Louis University, Series A, Daily VRDN and Put, 0.06%, 10/01/16	1,855,000	1,855,000
St. Louis University, Series B, Daily VRDN and Put, 0.10%, 10/01/24	6,700,000	6,700,000
The Washington University, Series B, Daily VRDN and Put, 0.07%, 2/15/33	1,600,000	1,600,000
		14,755,000
New Hampshire 1.1%		
[b]New Hampshire Health and Education Facilities Authority Revenue, Dartmouth College, Refunding, Series A, Daily VRDN and Put, 0.06%, 6/01/31	9,910,000	9,910,000
North Carolina 1.0%		
[b]The Charlotte-Mecklenburg Hospital Authority Health Care System Revenue, Carolinas HealthCare System, Refunding, Series B, Daily VRDN and Put, 0.06%, 1/15/38	8,855,000	8,855,000
Ohio 0.5%		
[b]Allen County Hospital Facilities Revenue, Catholic Healthcare Partners, Series A, Daily VRDN and Put, 0.11%, 10/01/31	4,900,000	4,900,000
Pennsylvania 1.1%		
[b]Pittsburgh Water and Sewer Authority Revenue, first lien, Series B-2, AGMC Insured, Weekly VRDN and Put, 0.26%, 9/01/33	10,000,000	10,000,000

Tennessee 0.1%		
[b]Blount County PBA Revenue, Local Government Public Improvement, Refunding, Series E-3-B, Daily VRDN and Put, 0.11%, 6/01/31	800,000	800,000
Virginia 3.0%		
[b]Roanoke IDA Hospital Revenue, Carilion Health System Obligated Group, Series A, Sub Series A-2, AGMC Insured, Daily VRDN and Put, 0.12%, 7/01/36	27,600,000	27,600,000
Total Short Term Investments (Cost $139,641,707)		139,640,791
Total Investments (Cost $891,289,212) 99.8%		912,172,246
Other Assets, less Liabilities 0.2%		1,633,886
Net Assets 100.0%		$ 913,806,132

[a]The coupon rate shown represents the rate at period end.

[b]Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
BAN - Bond Anticipation Note
BHAC - Berkshire Hathaway Assurance Corp.
CDA - Community Development Authority/Agency
CIFG - CDC IXIS Financial Guaranty
COP - Certificate of Participation
CRDA - Community Redevelopment Authority/Agency
CSD - Central School District
EDA - Economic Development Authority
EDC - Economic Development Corp.
ETM - Escrow to Maturity
FGIC - Financial Guaranty Insurance Co.
FRN - Floating Rate Note
GO - General Obligation
HDC - Housing Development Corp.
ID - Improvement District
IDA - Industrial Development Authority/Agency
IDAR - Industrial Development Authority Revenue
IDR - Industrial Development Revenue
ISD - Independent School District
MFHR - Multi-Family Housing Revenue
MTA - Metropolitan Transit Authority
NATL - National Public Financial Guarantee Corp.
NATL RE - National Public Financial Guarantee Corp. Reinsured
PBA - Public Building Authority
PCR - Pollution Control Revenue
PSF - Permanent School Fund
RAN - Revenue Anticipation Note
RDA - Redevelopment Agency/Authority
USD - Unified/Union School District

Franklin Tax-Free Trust
Statement of Investments, May 31, 2013 (unaudited)

Franklin Florida Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 94.6%				
Florida 82.6%				
Alachua County Health Facilities Authority Health Facilities Revenue, Shands Healthcare Project, Refunding,				
Series D-1, 6.50%, 12/01/19	$	1,215,000	$	1,449,070
Series D-1, 6.75%, 12/01/22		1,000,000		1,171,360
Series D-2, 6.75%, 12/01/30		5,000,000		5,743,200
Brevard County Health Facilities Authority Health Care Facilities Revenue, Health First Inc. Project,				
7.00%, 4/01/39		2,000,000		2,427,920
Refunding, Series A, 5.00%, 4/01/31		7,260,000		7,887,554
Broward County Educational Facilities Authority Revenue, Educational Facilities, Nova Southeastern University, Refunding, Series B, 5.60%, 4/01/29		3,180,000		3,223,407
Broward County HFA, MFHR, Stirling Apartments Phase II, Series A,				
5.35%, 10/01/29		970,000		970,301
5.40%, 4/01/39		1,940,000		1,940,427
Broward County Water and Sewer Utility Revenue, Series A,				
5.25%, 10/01/34		2,200,000		2,502,016
5.00%, 10/01/37		2,500,000		2,853,650
Citizens Property Insurance Corp. Revenue,				
High-Risk Account, senior secured, Series A-1, 6.00%, 6/01/17		5,000,000		5,897,800
Personal Lines Account/Commercial Lines Account, senior secured, Series A-1, 5.00%, 6/01/22		10,000,000		11,720,300
Citrus County Hospital Board Revenue, Citrus Memorial Hospital, Refunding, 6.25%, 8/15/23		7,280,000		7,288,590
Clearwater Water and Sewer Revenue, Series A, 5.25%, 12/01/39		2,000,000		2,211,360
Collier County IDA Health Care Facilities Revenue, NCH Healthcare System Project, 6.25%, 10/01/39		5,000,000		5,821,900
Crossing at Fleming Island CDD Special Assessment, Refunding, Series B, NATL Insured, 5.80%, 5/01/16		3,200,000		3,201,184
Duval County School Board COP, Master Lease Program, Series A, Assured Guaranty, 5.25%, 7/01/35		10,000,000		10,779,400
Escambia County Health Facilities Authority Health Facility Revenue, Baptist Hospital Inc. Project,				
Refunding, Series A, 5.75%, 8/15/29		7,195,000		8,231,080
Series A, 6.00%, 8/15/36		11,000,000		12,637,020
Escambia County HFA Dormitory Revenue, University of West Florida Foundation Inc. Project, Refunding, NATL Insured, 5.00%, 6/01/31		6,580,000		6,676,923
Florida HFAR, Homeowner Mortgage, Series 1, NATL Insured, 5.625%, 7/01/17		830,000		831,303
Florida HFC Revenue,				
Homeowner Mortgage, Series 4, GNMA Secured, 6.375%, 7/01/38		940,000		958,800
Housing-Waverly Apartments, Series C-1, AGMC Insured, 6.50%, 7/01/40		3,000,000		3,003,900
Florida Higher Educational Facilities Financing Authority Revenue,				
Bethune Cookman University, Refunding, 5.375%, 7/01/32		3,500,000		3,805,025
Nova Southeastern University, 6.375%, 4/01/31		2,750,000		3,192,805
Rollins College Project, 5.00%, 12/01/37		10,000,000		10,782,500
Florida State Board of Education Public Education GO, Capital Outlay,				
Refunding, Series C, 5.00%, 6/01/28		17,795,000		21,057,713
Refunding, Series D, 6.00%, 6/01/23		15,000,000		19,864,800
Series A, 5.50%, 6/01/38		10,000,000		11,682,100
Series F, 5.00%, 6/01/41		5,960,000		6,613,395
Series H, 5.00%, 6/01/40		7,295,000		8,058,568
Florida State GO, Department of Transportation, Right of Way, Refunding, Series B, 5.00%, 7/01/26		12,500,000		14,943,875
Florida State Governmental Utility Authority Utility Revenue, Lehigh Utility System, Refunding, 5.25%, 10/01/40		5,000,000		5,505,350
Florida State Higher Education Facilities Financial Authority Revenue, University of Tampa Project, Refunding, Series A, 5.25%, 4/01/42		2,000,000		2,195,100
Florida State Mid-Bay Bridge Authority Revenue,				
Exchangeable, Series D, ETM, 6.10%, 10/01/22		3,545,000		4,567,413
Series A, AMBAC Insured, Pre-Refunded, zero cpn., 10/01/25		9,845,000		6,186,007
Series A, AMBAC Insured, Pre-Refunded, zero cpn., 10/01/26		2,500,000		1,487,875
Series A, ETM, 6.875%, 10/01/22		6,000,000		7,991,160
Florida State Municipal Loan Council Revenue, Series D, AGMC Insured, 5.50%, 10/01/41		3,750,000		4,203,825
Florida State Municipal Power Agency Revenue,				
All-Requirements Power Supply Project, Series A, 5.00%, 10/01/31		6,000,000		6,595,260
All-Requirements Power Supply Project, Series A, 6.25%, 10/01/31		2,000,000		2,381,840
Stanton Project, Refunding, 5.50%, 10/01/19		1,000,000		1,218,800
Florida State Turnpike Authority Turnpike Revenue, Department of Transportation, Refunding, Series A, 5.00%, 7/01/35		5,000,000		5,475,250
Fort Lauderdale Water and Sewer Revenue,				
5.00%, 9/01/35		24,090,000		26,866,854
NATL Insured, 5.00%, 9/01/31		6,315,000		6,981,485

Franklin Tax-Free Trust

Statement of Investments, May 31, 2013 (unaudited) *(continued)*

Fort Pierce Capital Improvement Revenue, Refunding, Series A, Assured Guaranty, 6.00%, 9/01/32	1,500,000	1,683,330
Fort Pierce Utilities Authority Revenue,		
AMBAC Insured, 5.00%, 10/01/27	7,000,000	7,014,070
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/20	3,090,000	2,546,407
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/21	2,585,000	2,037,575
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/22	3,090,000	2,315,368
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/23	3,060,000	2,193,806
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/24	2,560,000	1,761,357
Greater Orlando Aviation Authority Orlando Airport Facilities Revenue,		
Refunding, Series C, 5.00%, 10/01/39	4,250,000	4,659,062
Series A, 5.00%, 10/01/39	5,000,000	5,497,450
Halifax Hospital Medical Center Hospital Revenue,		
Refunding and Improvement, Series A, 5.00%, 6/01/38	11,395,000	11,905,724
Series B-1, AGMC Insured, 5.50%, 6/01/38	10,000,000	10,575,000
Hernando County School Board COP, NATL Insured, 5.00%, 7/01/35	10,000,000	10,261,500
Hialeah Housing Authority Revenue, Affordable Housing Program, Refunding, GNMA Secured, 5.30%, 12/20/18	820,000	820,525
Hillsborough County Assessment Revenue, Capacity Assessment Special, AGMC Insured, 5.125%, 3/01/20	1,000,000	1,001,820
Hillsborough County Aviation Authority Revenue, Series B, Assured Guaranty, 5.00%,		
10/01/33	5,465,000	5,995,925
10/01/38	6,725,000	7,319,624
Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	6,500,000	7,655,115
Hillsborough County IDAR, Tampa General Hospital Project, Series B, Pre-Refunded, 5.40%, 10/01/28	7,000,000	7,116,970
Hillsborough County School Board COP, Master Lease Program, Series B, NATL Insured, Pre-Refunded, 5.00%, 7/01/29	10,000,000	10,034,600
Jacksonville Sales Tax Revenue, Better Jacksonville, Refunding,		
5.00%, 10/01/30	3,000,000	3,365,310
Series A, 5.00%, 10/01/29	2,000,000	2,250,320
Series A, 5.00%, 10/01/30	8,000,000	8,960,640
Jacksonville Special Revenue, Refunding, Series C, 5.00%,		
10/01/31	3,000,000	3,390,840
10/01/32	2,200,000	2,475,352
Kissimmee Water and Sewer Revenue, AMBAC Insured, ETM, 6.00%, 10/01/15	3,860,000	3,875,401
Lake County School Board COP, Series A, AMBAC Insured, 5.00%, 6/01/30	5,000,000	5,209,350
Lakeland Electric and Water Revenue, Capital Appreciation, ETM, zero cpn., 10/01/14	5,770,000	5,738,842
Leesburg Hospital Revenue, Leesburg Regional Medical Center Project, 5.50%, 7/01/32	4,150,000	4,153,361
Marion County Utility System Revenue, Series A, NATL Insured, Pre-Refunded, 5.00%, 12/01/28	5,000,000	5,116,700
Martin County Health Facilities Authority Hospital Revenue, Martin Memorial Medical Center, 5.50%, 11/15/42	2,100,000	2,276,820
Melbourne Water and Sewer Improvement Revenue, Capital Appreciation, FGIC Insured, ETM, zero cpn., 10/01/26	1,500,000	1,018,125
Melbourne Water and Sewer Revenue, Capital Appreciation, Refunding, Series B, NATL RE, FGIC Insured, zero cpn.,		
10/01/22	1,785,000	1,247,554
10/01/26	4,500,000	2,576,475
Miami Beach Water and Sewer Revenue, AMBAC Insured, 5.00%, 9/01/30	7,000,000	7,009,940
Miami Parking System Revenue, Refunding, Assured Guaranty, 5.00%, 10/01/39	4,000,000	4,285,880
Miami Special Obligation, Marlins Stadium Project, Series A, AGMC Insured, 5.25%, 7/01/35	5,000,000	5,407,150
Miami Special Obligation Revenue, 5.625%, 1/01/39	15,000,000	16,552,650
Miami-Dade County Aviation Revenue, Miami International Airport,		
Hub of the Americas, Refunding, Series A, 5.50%, 10/01/36	5,000,000	5,767,650
Hub of the Americas, Refunding, Series A, XLCA Insured, 5.00%, 10/01/37	8,000,000	8,472,400
Refunding, Series A, 5.375%, 10/01/35	7,500,000	8,504,625
Miami-Dade County Expressway Authority Toll System Revenue,		
Refunding, Series A, 5.00%, 7/01/33	5,000,000	5,484,800
Series A, 5.00%, 7/01/40	5,770,000	6,136,857
Miami-Dade County GO, Building Better Communities Program, Series B-1, 5.75%, 7/01/33	5,000,000	5,782,400
Miami-Dade County Health Facilities Authority Hospital Revenue, Miami Children's Hospital, Refunding, Series A, 6.125%,		
8/01/42	4,000,000	4,548,120
Miami-Dade County HFA, MFMR, Villa Esperanza Apartments Project,		
5.25%, 10/01/19	360,000	360,223
5.40%, 10/01/33	1,485,000	1,485,223
Miami-Dade County Public Facilities Revenue, Jackson Health System, Series A, NATL Insured, 5.00%, 6/01/35	10,000,000	10,158,700
Miami-Dade County School Board COP, Assured Guaranty, 5.375%, 2/01/34	5,000,000	5,585,700
Miami-Dade County Special Obligation Revenue,		
Juvenile Courthouse Project, Series A, AMBAC Insured, 5.00%, 4/01/35	5,000,000	5,012,750
Refunding, 5.00%, 10/01/37	5,000,000	5,397,750
Miami-Dade County Transit Sales Surtax Revenue, Sales Tax, 5.00%, 7/01/42	40,615,000	44,194,400
Miami-Dade County Water and Sewer Revenue, AGMC Insured, 5.00%, 10/01/39	10,000,000	11,015,300
North Sumter County Utility Dependent District Utility Revenue, 5.75%, 10/01/43	5,000,000	5,473,950

Okaloosa County Water and Sewer Revenue, Refunding, AGMC Insured, 5.00%, 7/01/36	8,000,000	8,418,000
Orange County Health Facilities Authority Revenue, Hospital,		
Orlando Health Inc., Series A, 5.00%, 10/01/42	10,000,000	10,622,000
Orlando Regional Healthcare System, Refunding, Series B, AGMC Insured, 5.00%, 12/01/32	5,000,000	5,454,150
Orlando Regional Healthcare System, Refunding, Series C, 5.25%, 10/01/35	4,000,000	4,398,160
Orlando Regional Healthcare System, Series B, 5.125%, 11/15/39	5,000,000	5,274,100
Orange County School Board COP, Series A, Assured Guaranty, 5.50%, 8/01/34	10,000,000	11,227,900
Orlando Tourist Development Tax Revenue, 6th Cent Contract Payments, senior bond, Series A, Assured Guaranty, 5.25%, 11/01/38	16,740,000	17,215,751
Orlando-Orange County Expressway Authority Revenue,		
senior lien, AMBAC Insured, ETM, 7.625%, 7/01/18	255,000	314,627
Series B, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/35	6,135,000	6,156,227
Series C, 5.00%, 7/01/35	20,310,000	22,390,759
Series C, 5.00%, 7/01/40	2,755,000	2,997,440
Palm Beach County HFA, MFR, Housing Winsor Park Apartments Project, Series A, 5.90%, 6/01/38	840,000	841,378
Palm Beach County Public Improvement Revenue, 5.00%, 5/01/33	1,000,000	1,122,090
Palm Beach County Solid Waste Authority Revenue, Improvement, Series B, 5.50%, 10/01/25	5,000,000	5,837,950
Palm Beach County Water and Sewer Revenue,		
5.00%, 10/01/40	5,000,000	5,499,200
Refunding, 5.00%, 10/01/32	2,000,000	2,323,800
Refunding, 5.00%, 10/01/33	1,680,000	1,943,978
Panama City Beach Utility Revenue, Assured Guaranty, 5.00%, 6/01/39	3,000,000	3,204,450
Port St. Lucie Utility System Revenue,		
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 9/01/32	5,000,000	2,077,950
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 9/01/33	5,000,000	1,975,850
Refunding, Assured Guaranty, 5.25%, 9/01/35	2,000,000	2,260,020
Refunding, Series A, NATL Insured, 5.00%, 9/01/30	10,000,000	10,750,200
Sarasota Special Obligation Revenue, Capital Appreciation, Refunding, AMBAC Insured, zero cpn., 11/01/15	2,180,000	2,020,664
South Broward Hospital District Revenue, South Broward Hospital District Obligated Group, Refunding, 5.00%, 5/01/36	7,000,000	7,597,450
South Florida Water Management District COP, AMBAC Insured, 5.00%, 10/01/31	12,050,000	13,263,194
South Lake County Hospital District Revenue, South Lake Hospital Inc., Refunding, 5.25%, 10/01/34	5,000,000	5,447,500
St. Johns County Water and Sewer Revenue, Capital Appreciation, AMBAC Insured, Pre-Refunded, zero cpn.,		
6/01/22	4,000,000	2,687,840
6/01/23	4,255,000	2,698,436
6/01/24	1,500,000	897,450
6/01/25	2,130,000	1,204,707
St. Petersburg Public Utilities Revenue, Series A, 5.00%, 10/01/36	3,180,000	3,497,491
Sunrise Utilities System Revenue,		
AMBAC Insured, Pre-Refunded, 5.20%, 10/01/22	1,050,000	1,252,682
Refunding, AMBAC Insured, 5.20%, 10/01/22	1,500,000	1,705,410
Tamarac Utility System Revenue, Refunding, Assured Guaranty, 5.00%, 10/01/39	1,585,000	1,720,597
Tampa Bay Water Regional Water Supply Authority Utility System Revenue, 5.00%,		
10/01/34	8,000,000	9,050,240
10/01/38	14,340,000	16,062,521
10/01/38	20,000,000	22,560,800
Tampa Health System Revenue, Baycare Health System, Refunding, Series A, 5.00%, 11/15/33	5,000,000	5,515,050
Tampa Sports Authority Revenue, Guaranteed Package, Tampa Bay Arena Project, NATL Insured,		
6.00%, 10/01/15	535,000	560,509
6.05%, 10/01/20	1,715,000	1,901,884
6.10%, 10/01/26	2,695,000	3,111,189
Tampa Water and Sewer Revenue, sub. lien, Series A, AMBAC Insured, ETM, 7.25%, 10/01/16	790,000	878,464
Tampa-Hillsborough County Expressway Authority Revenue, Refunding, Series B, 5.00%, 7/01/42	28,000,000	30,045,960
University of North Florida FICO Capital Improvement Revenue, Student Union Project, NATL RE, FGIC Insured, 5.00%, 11/01/32	5,150,000	5,413,268
Viera East CDD Special Assessment, Series B, ETM, 6.75%, 5/01/14	830,000	878,455
Village Center CDD Recreational Revenue, Series A, NATL Insured, 5.20%, 11/01/25	10,000,000	10,003,100
Volusia County Tourist Development Tax Revenue, FSA Insured, 5.00%, 12/01/34	11,000,000	11,461,890
West Lake CDD Special Assessment, NATL Insured, 5.75%, 5/01/17	620,000	620,496
West Palm Beach CRDA Revenue, Northwood Pleasant Community Redevelopment, 5.00%, 3/01/35	1,000,000	1,019,910
Winter Park Water and Sewer Revenue, Improvement, Refunding, 5.00%, 12/01/34	2,000,000	2,203,280
		909,358,668
U.S. Territories 12.0%		
Puerto Rico 11.1%		
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, 6.00%, 7/01/44	2,100,000	2,142,105
Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series B, 6.00%, 7/01/39	15,000,000	15,483,450

Franklin Tax-Free Trust
Statement of Investments, May 31, 2013 (unaudited) *(continued)*

Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,		
Refunding, Series A, NATL Insured, 5.00%, 7/01/38	255,000	243,423
Series G, 5.00%, 7/01/33	1,495,000	1,422,194
Series G, Pre-Refunded, 5.00%, 7/01/33	5,000	5,017
Puerto Rico Electric Power Authority Power Revenue,		
Refunding, Series A, 5.00%, 7/01/42	19,800,000	18,838,908
Series XX, 5.25%, 7/01/40	13,250,000	13,173,680
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Revenue,		
Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	5,900,000	5,900,118
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B, 5.50%, 8/01/31	5,000,000	4,976,900
Puerto Rico Sales Tax FICO Sales Tax Revenue,		
first subordinate, Series A, 5.50%, 8/01/42	5,000,000	5,275,700
first subordinate, Series A, 6.00%, 8/01/42	8,000,000	8,782,560
first subordinate, Series A-1, 5.25%, 8/01/43	22,225,000	22,982,872
first subordinate, Series C, 5.50%, 8/01/40	15,000,000	15,917,400
Refunding, Series C, 5.00%, 8/01/46	6,250,000	6,574,313
		121,718,640
U.S. Virgin Islands 0.9%		
Virgin Islands PFAR, Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33	10,000,000	10,283,200
Total U.S. Territories		132,001,840
Total Municipal Bonds before Short Term Investments (Cost $977,397,017)		1,041,360,508
Short Term Investments 4.5%		
Municipal Bonds 4.5%		
Florida 4.5%		
[a]Florida State Municipal Power Agency Revenue, All-Requirements Power Supply Project, Refunding, Series C, Daily VRDN and Put, 0.12%, 10/01/35	8,450,000	8,450,000
[a]Gainesville Utilities System Revenue, Refunding, Series B, Daily VRDN and Put, 0.07%, 10/01/42	29,000,000	29,000,000
[a]Sarasota County Public Hospital District Revenue, Sarasota Memorial Hospital Project, Refunding, Series B, Daily VRDN and Put, 0.07%, 7/01/37	10,000,000	10,000,000
[a]University Athletic Assn. Inc. Capital Improvement Revenue, Refunding, Daily VRDN and Put, 0.07%, 10/01/31	2,000,000	2,000,000
Total Short Term Investments (Cost $49,450,000)		49,450,000
Total Investments (Cost $1,026,847,017) 99.1%		1,090,810,508
Other Assets, less Liabilities 0.9%		10,381,508
Net Assets 100.0%		$ 1,101,192,016

[a] Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
CDD - Community Development District
COP - Certificate of Participation
CRDA - Community Redevelopment Authority/Agency
ETM - Escrow to Maturity
FGIC - Financial Guaranty Insurance Co.
FICO - Financing Corp.
FSA - Financial Security Assurance Inc.
GNMA - Government National Mortgage Association
GO - General Obligation
HFA - Housing Finance Authority/Agency
HFAR - Housing Finance Authority Revenue

Franklin Tax-Free Trust

Statement of Investments, May 31, 2013 (unaudited) *(continued)*

HFC	- Housing Finance Corp.
IDA	- Industrial Development Authority/Agency
IDAR	- Industrial Development Authority Revenue
MFHR	- Multi-Family Housing Revenue
MFMR	- Multi-Family Mortgage Revenue
MFR	- Multi-Family Revenue
NATL	- National Public Financial Guarantee Corp.
NATL RE	- National Public Financial Guarantee Corp. Reinsured
PCR	- Pollution Control Revenue
PFAR	- Public Financing Authority Revenue
XLCA	- XL Capital Assurance

Franklin Tax-Free Trust
Statement of Investments, May 31, 2013 (unaudited)

Franklin Georgia Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 98.5%				
Georgia 92.0%				
Athens-Clarke County Unified Government Development Authority Revenue, 5.00%, 6/01/32	$	1,080,000	$	1,231,718
Athens-Clarke County Unified Government Water and Sewerage Revenue,				
5.625%, 1/01/33		10,000,000		11,683,900
5.50%, 1/01/38		5,000,000		5,733,600
Atlanta Airport Passenger Facility Charge Revenue, General, sub. lien,				
Refunding, Series C, AGMC Insured, 5.00%, 1/01/33		5,000,000		5,181,050
Series J, AGMC Insured, 5.00%, 1/01/34		5,000,000		5,260,450
Atlanta Airport Revenue,				
General, Refunding, Series C, 6.00%, 1/01/30		6,000,000		7,329,240
General, Series A, 5.00%, 1/01/40		9,000,000		9,880,380
Series B, 5.00%, 1/01/42		5,000,000		5,462,100
Atlanta Development Authority Educational Facilities Revenue, Science Park LLC Project, 5.00%, 7/01/32		3,000,000		3,281,310
Atlanta Development Authority Revenue, Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/26		2,555,000		2,829,458
Atlanta Development Authority Student Housing Revenue, Facilities, Piedmont/Ellis LLC University Commons Project, Refunding, 5.00%, 9/01/32		5,000,000		5,567,550
Atlanta GO, Refunding, Assured Guaranty, 5.25%, 12/01/23		2,000,000		2,381,640
Atlanta Public Safety and Judicial Facilities Authority Revenue, Public Safety Facility Project, AGMC Insured, 5.00%, 12/01/26		1,140,000		1,268,136
Atlanta Tax Allocation, Atlantic State Project, Refunding, Assured Guaranty, 5.00%, 12/01/23		1,000,000		1,066,090
Atlanta Water and Wastewater Revenue,				
Refunding, Series A, 6.00%, 11/01/28		5,055,000		6,142,785
Refunding, Series A, NATL Insured, 5.00%, 11/01/33		5,000,000		5,014,200
Series A, AGMC Insured, 5.50%, 11/01/27		5,000,000		5,966,050
Augusta Water and Sewer Revenue,				
AGMC Insured, 5.25%, 10/01/39		3,000,000		3,160,080
Second Resolution, Refunding and Improvement, 4.00%, 10/01/31		5,000,000		5,299,350
Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center,				
5.25%, 12/01/22		2,500,000		2,457,875
5.375%, 12/01/28		2,000,000		1,898,220
Bartow County Development Authority PCR, Georgia Power Co. Plant Bowen Project, First Series, 5.10%, 6/01/23		5,000,000		5,082,900
Bartow-Catersville Joint Development Authority Revenue, GHC Student Center LLC Project, AGMC Insured, 5.00%, 6/15/36		4,155,000		4,572,619
Bibb County Development Authority Revenue, Macon State College, AGMC Insured, 5.00%, 7/01/40		8,000,000		8,743,520
Bleckley-Dodge County Joint Development Authority Student Housing Facilities Revenue, MGC Real Estate Foundation II LLC Project, 5.00%, 7/01/33		3,500,000		3,698,625
Brunswick and Glynn County Joint Water and Sewer Commission Revenue, Refunding, Series C, AGMC Insured, 5.00%, 6/01/33		2,045,000		2,284,735
Bulloch County Development Authority Lease Revenue, Georgia Southern University Student Housing and Athletic Facilities Project, XLCA Insured, Pre-Refunded, 5.00%, 8/01/27		5,000,000		5,273,250
Bulloch County Development Authority Student Housing Revenue, Georgia Southern University Housing Foundation Five LLC Project, AGMC Insured, 5.00%, 7/01/36		2,055,000		2,245,910
Burke County Development Authority PCR, Oglethorpe Power Corp. Vogtle Project,				
Series B, 5.50%, 1/01/33		5,000,000		5,523,500
Series E, 7.00%, 1/01/23		5,000,000		6,019,100
Calhoun GO, School, 4.00%,				
9/01/29		4,150,000		4,465,192
9/01/32		6,000,000		6,371,220
Camden County Public Service Authority Revenue, St. Mary's Project, Refunding, 4.50%,				
12/01/31		1,200,000		1,315,704
12/01/32		1,000,000		1,090,830
Carroll City-County Hospital Authority Revenue, Anticipation Certificates, Tanner Medical Center Inc. Project,				
5.00%, 7/01/40		5,000,000		5,327,400
Assured Guaranty, 5.00%, 7/01/38		5,000,000		5,300,350
Cherokee County School System GO, 5.00%, 8/01/33		5,000,000		5,752,000
Cherokee County Water and Sewer Authority Revenue,				
AGMC Insured, 5.00%, 8/01/35		3,000,000		3,386,910
NATL Insured, 6.90%, 8/01/18		10,000		10,028
Clarke County Hospital Authority Revenue, Athens Regional Medical Center Project, Refunding, 5.00%, 1/01/32		2,000,000		2,212,660
Clayton County Development Authority Revenue,				
Refunding, Series A, NATL Insured, 5.00%, 8/01/23		2,310,000		2,508,083
Tuff Archives LLC, Refunding, 5.00%, 7/01/33		5,000,000		5,586,800

Clayton County Development Authority Student Housing Revenue, CSU Foundation Real Estate II LLC Project, AGMC Insured, 5.00%, 7/01/36	3,000,000	3,272,130
Clayton County Hospital Authority Revenue, Anticipation Certificates, Southern Regional Medical Center Project, Refunding, Series A,		
5.00%, 8/01/30	2,000,000	2,159,440
5.25%, 8/01/35	1,000,000	1,091,360
Clayton County MFHR, Pointe Clear Apartments Project, AGMC Insured, 5.70%, 7/01/23	930,000	931,060
Clayton County Urban Redevelopment Agency Revenue, Clayton County Project, Refunding, 5.00%, 2/01/28	1,285,000	1,476,414
Cobb County Development Authority Student Recreation and Activities Center Revenue, KSU SRAC Real Estate Foundation LLC Project, 5.00%,		
7/15/35	2,500,000	2,747,300
7/15/38	2,500,000	2,727,100
Cobb County Development Authority University Facilities Revenue, Kennesaw State University Foundations Project, Series D, NATL Insured, 5.00%, 7/15/29	5,000,000	5,067,750
Cobb County Kennestone Hospital Authority Revenue, Anticipation Certificates, Refunding, 5.00%, 4/01/30	2,500,000	2,829,300
Columbia County Water and Sewerage Revenue,		
AGMC Insured, Pre-Refunded, 5.00%, 6/01/24	1,010,000	1,057,248
Refunding, 4.50%, 6/01/33	4,015,000	4,371,010
Refunding, AGMC Insured, 5.00%, 6/01/24	120,000	124,906
Columbus Water and Sewerage Revenue, AGMC Insured, Pre-Refunded, 5.00%, 5/01/29	2,500,000	2,822,550
Coweta County Development Authority Revenue, Piedmont Healthcare Project, 5.00%, 6/15/40	5,000,000	5,357,400
Dahlonega Water and Wastewater Revenue, Series A, Assured Guaranty,		
5.25%, 9/01/30	1,750,000	1,897,088
5.50%, 9/01/37	5,000,000	5,444,600
Decatur County School Building Authority Revenue, High School Project, AGMC Insured, 5.00%, 10/01/32	1,500,000	1,641,720
Decatur Urban Redevelopment Agency Revenue, Series A, 5.00%, 1/01/38	6,195,000	6,971,977
DeKalb County Public Safety and Judicial Facilities Authority Revenue, Public Safety and Judicial Facility Project, 5.00%, 12/01/29	2,000,000	2,069,060
DeKalb County Water and Sewerage Revenue,		
Refunding, Series B, AGMC Insured, 5.00%, 10/01/35	4,000,000	4,737,560
Second Resolution, Series A, 5.25%, 10/01/41	11,425,000	12,769,722
DeKalb Newton and Gwinnett Counties Joint Development Authority Revenue,		
Georgia Gwinnett College Student Center LLC Project, 5.50%, 7/01/34	3,000,000	3,183,900
GGCF Athletic Fields LLC Project, Series A, AGMC Insured, 5.00%, 7/01/39	5,000,000	5,428,650
DeKalb Private Hospital Authority Revenue Anticipation Certificates, Children's Healthcare of Atlanta Inc. Project, Refunding, 5.25%, 11/15/39	5,000,000	5,455,600
Douglasville-Douglas County Water and Sewer Authority Revenue, NATL Insured, 5.00%,		
6/01/29	3,410,000	3,736,508
6/01/32	2,225,000	2,489,664
East Point Building Authority Revenue, Water and Sewer Project, Series A, XLCA Insured, 5.00%, 2/01/34	5,480,000	5,535,238
Fairburn GO, AGMC Insured, 5.75%, 12/01/31	2,000,000	2,277,600
Fayette County School District GO, AGMC Insured,		
4.75%, 3/01/21	1,355,000	1,482,275
4.95%, 3/01/25	1,000,000	1,092,780
Forsyth County Water and Sewerage Authority Revenue, AGMC Insured, 5.00%, 4/01/32	5,000,000	5,598,150
Fulton County Development Authority Revenue,		
AMC Campus Project I LLC Project, AGMC Insured, 5.00%, 6/15/37	3,075,000	3,427,241
Georgia Tech Facilities Inc. Project, Refunding, Series A, 5.00%, 6/01/34	4,000,000	4,465,720
Georgia Tech Facilities Inc. Project, Series A, 5.00%, 6/01/41	3,500,000	3,889,410
Georgia Tech Foundation Inc., Series A, 5.00%, 11/01/27	1,060,000	1,244,705
Georgia Tech Foundation Inc., Series A, 5.00%, 11/01/28	1,200,000	1,404,396
Georgia Tech Foundation Technology Square Project, Refunding, Series A, 5.00%, 11/01/29	6,845,000	7,960,050
Georgia Tech Foundation Technology Square Project, Refunding, Series A, 5.00%, 11/01/30	2,000,000	2,308,840
Georgia Tech Foundation Technology Square Project, Refunding, Series A, 5.00%, 11/01/31	2,455,000	2,813,430
Molecular Science Building Project, NATL Insured, 5.00%, 5/01/25	2,240,000	2,319,520
Morehouse College Project, Refunding, AMBAC Insured, 5.00%, 12/01/27	5,000,000	5,397,400
Piedmont Healthcare Inc. Project, Refunding, Series A, 5.25%, 6/15/37	5,000,000	5,486,000
Fulton County Water and Sewerage Revenue,		
NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 1/01/30	2,500,000	2,568,000
Refunding, 5.00%, 1/01/33	5,000,000	5,657,600
Gainesville and Hall County Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Healthcare Project, Series A, 5.375%, 2/15/40	5,000,000	5,427,500
Georgia Municipal Assn. Inc. COP, City Court Atlanta Project, AMBAC Insured, 5.25%, 12/01/26	2,000,000	2,001,900
Georgia School Boards Assn. Inc. COP, DeKalb County Public Schools Project,		
AMBAC Insured, 5.00%, 12/01/27	4,285,000	4,675,235

NATL Insured, 5.00%, 12/01/25	2,600,000	2,712,372
Georgia State GO,		
Series A, 4.00%, 7/01/32	5,000,000	5,431,750
Series B, 5.00%, 7/01/28	3,225,000	3,671,050
Series I, 4.00%, 11/01/27	5,000,000	5,481,850
Georgia State HFAR, SFM,		
3.80%, 12/01/37	5,000,000	4,988,100
Series C, 5.00%, 12/01/27	1,000,000	1,036,540
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate Foundation I LLC Project,		
6.00%, 6/15/34	5,000,000	5,657,750
Assured Guaranty, 5.625%, 6/15/38	3,000,000	3,278,520
Georgia State Municipal Electric Authority Power Revenue,		
Series GG, 5.00%, 1/01/39	7,000,000	7,829,500
Series W, 6.60%, 1/01/18	750,000	850,703
Series W, ETM, 6.60%, 1/01/18	30,000	31,090
Georgia State Municipal Gas Authority Revenue, Gas Portfolio III, Refunding, Series S, 5.00%,		
10/01/25	2,500,000	2,910,500
10/01/26	2,500,000	2,888,475
10/01/27	1,000,000	1,151,890
Glynn-Brunswick Memorial Hospital Authority Revenue, Anticipation Certificates, Southeast Georgia Health System Project, Series A, 5.625%, 8/01/34	5,000,000	5,511,850
Gwinnett County Development Authority COP, Gwinnett County Public Schools Project,		
NATL Insured, Pre-Refunded, 5.00%, 1/01/24	8,500,000	8,733,665
Refunding, NATL Insured, 5.25%, 1/01/22	3,000,000	3,679,680
Refunding, NATL Insured, 5.25%, 1/01/24	2,000,000	2,499,720
Gwinnett County Hospital Authority Revenue, Anticipation Certificates, Gwinnett Hospital System Inc. Project, Series D, AGMC Insured, 5.50%, 7/01/37	4,000,000	4,427,200
Gwinnett County School District GO,		
5.00%, 2/01/32	4,125,000	4,694,044
5.00%, 2/01/36	5,815,000	6,556,296
Pre-Refunded, 5.00%, 2/01/32	875,000	1,033,813
Habersham County Hospital Authority Revenue, Anticipation Certificates, XLCA Insured, 5.00%, 12/01/27	2,015,000	2,095,358
Habersham County School District GO, NATL Insured, Pre-Refunded, 5.00%, 4/01/28	2,750,000	3,094,685
Hogansville Combined Public Utility System Revenue, Refunding, AGMC Insured, 6.00%, 10/01/23	3,300,000	4,205,124
Jackson County School District GO,		
NATL Insured, Pre-Refunded, 5.00%, 3/01/25	3,000,000	3,242,700
Refunding, 5.00%, 3/01/24	5,000,000	6,267,100
Refunding, 5.00%, 3/01/25	4,785,000	6,017,520
LaGrange-Troup County Hospital Authority Revenue, Series A, 5.50%, 7/01/38	4,000,000	4,335,840
Lincoln County School District GO, 5.50%, 4/01/37	2,200,000	2,495,482
Macon-Bibb County Hospital Authority Revenue, The Medical Center of Central Georgia Inc. Project, RAN, 5.00%, 8/01/35	5,000,000	5,499,050
Main Street Natural Gas Inc. Revenue, Gas Project, Series A, 5.50%, 9/15/27	5,000,000	6,134,950
Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare System Inc. Project,		
Assured Guaranty, 6.375%, 8/01/29	4,000,000	4,489,840
Refunding, AGMC Insured, 5.00%, 8/01/41	5,000,000	5,210,200
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Third Indenture Series,		
Refunding, Series B, AGMC Insured, 5.00%, 7/01/37	10,000,000	11,006,900
Series A, 5.00%, 7/01/39	8,730,000	9,878,781
Municipal Electric Authority Revenue,		
General Resolution Projects, sub. note, Refunding, Series D, 5.50%, 1/01/26	5,000,000	5,730,850
Project 1, sub. bond, Series E, NATL Insured, 5.00%, 1/01/25	2,315,000	2,479,203
Newton County IDAR, Georgia Perimeter College Foundation Real Estate Newton LLC Academic Building Newton Campus Project, CIFG Insured, 5.00%, 6/01/24	3,150,000	3,366,059
Paulding County GO, Courthouse Government Complex Project, NATL RE, FGIC Insured, 5.00%, 2/01/32	4,000,000	4,458,320
Paulding County Hospital Authority Revenue, Anticipation Certificates, Series A, 5.00%, 4/01/42	3,500,000	3,812,130
Paulding County School District GO, 5.00%, 2/01/33	4,000,000	4,447,800
Peach County Development Authority Student Housing Facilities Revenue, Fort Valley State University Foundation Property LLC Project, AMBAC Insured, 5.00%, 6/01/34	3,000,000	3,211,110
Private Colleges and Universities Authority Revenue, Emory University, Refunding, 5.00%, 9/01/35	10,000,000	11,348,900
Richmond County Development Authority Educational Facilities Revenue, Augusta State University Jaguar Student Center LLC Project, Series A, XLCA Insured, 5.00%, 7/01/29	1,000,000	1,050,370
Richmond County Development Authority Solid Waste Disposal Revenue, International Paper Co. Project, 5.80%, 12/01/20	1,500,000	1,502,340
Rockdale County Water and Sewer Authority Revenue, AGMC Insured, Pre-Refunded, 5.00%, 7/01/29	4,000,000	4,383,680
Savannah EDA Revenue, Armstrong Center LLC Project, Series A, XLCA Insured, 5.00%, 12/01/30	1,500,000	1,573,635

Franklin Tax-Free Trust

Statement of Investments, May 31, 2013 (unaudited) *(continued)*

Thomasville Hospital Authority Revenue, Anticipation Certificates, John D. Archbold Memorial Hospital Inc. Project,		
5.25%, 11/01/35	1,000,000	1,088,760
5.375%, 11/01/40	5,000,000	5,450,100
TIFT County Hospital Revenue, Anticipation Certificates, Refunding, 5.00%, 12/01/38	2,000,000	2,191,360
Upper Oconee Basin Water Authority Revenue, Refunding, NATL Insured, 5.00%, 7/01/26	1,000,000	1,080,750
Valdosta and Lowndes County Hospital Authority Revenue, Certificates, South Georgia Medical Center Project,		
5.00%, 10/01/33	2,000,000	2,060,140
Series B, 5.00%, 10/01/41	3,000,000	3,236,850
Walton County School District GO, Refunding, 5.25%,		
8/01/23	3,700,000	4,664,294
8/01/24	3,000,000	3,825,600
8/01/25	3,775,000	4,852,687
Walton County Water and Sewer Authority Revenue,		
Hard Labor Creek Project, AGMC Insured, 5.00%, 2/01/33	5,000,000	5,415,450
Oconee, Hard Creek Resources Project, AGMC Insured, 5.00%, 2/01/38	3,845,000	4,315,205
Ware County Hospital Authority Revenue, Anticipation Certificates, NATL Insured, 5.25%, 3/01/25	3,000,000	3,002,970
		601,338,976
U.S. Territories 6.5%		
Puerto Rico 6.5%		
Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series B, 6.00%, 7/01/39	5,000,000	5,161,150
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue, Refunding, Series L, NATL Insured, 5.25%, 7/01/35	10,000,000	10,025,600
Puerto Rico Electric Power Authority Power Revenue,		
Refunding, Series A, 5.00%, 7/01/42	5,000,000	4,757,300
Series XX, 5.25%, 7/01/40	5,000,000	4,971,200
Puerto Rico Sales Tax FICO Sales Tax Revenue,		
first subordinate, Series A, 5.375%, 8/01/39	10,000,000	10,515,400
first subordinate, Series C, 5.50%, 8/01/40	5,000,000	5,305,800
Senior Series C, 5.25%, 8/01/40	1,430,000	1,538,837
		42,275,287
Total Municipal Bonds before Short Term Investments (Cost $601,961,524)		643,614,263
Short Term Investments (Cost $2,400,000) 0.4%		
Municipal Bonds 0.4%		
Georgia 0.4%		
[a]Burke County Development Authority PCR, Georgia Power Co. Plant Voltage Project, Refunding, First Series, Daily VRDN and Put, 0.09%, 7/01/49	2,400,000	2,400,000
Total Investments (Cost $604,361,524) 98.9%		646,014,263
Other Assets, less Liabilities 1.1%		7,343,472
Net Assets 100.0%		$ 653,357,735

[a]Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
CIFG - CDC IXIS Financial Guaranty
COP - Certificate of Participation
EDA - Economic Development Authority
ETM - Escrow to Maturity
FGIC - Financial Guaranty Insurance Co.

Franklin Tax-Free Trust
Statement of Investments, May 31, 2013 (unaudited)

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 98.0%		
Alabama 0.6%		
Alabama State Incentives Financing Authority Special Obligation Revenue, Series A, 5.00%,		
9/01/37	$ 5,000,000	$ 5,504,450
9/01/42	18,500,000	20,139,840
Alabama State Port Authority Docks Facilities Revenue, Refunding, 6.00%, 10/01/40	6,000,000	7,123,500
Camden IDB Exempt Facilities Revenue, Weyerhaeuser Co. Project,		
Series A, Pre-Refunded, 6.125%, 12/01/24	3,000,000	3,086,520
Series B, Pre-Refunded, 6.375%, 12/01/24	1,750,000	1,800,400
Courtland IDB Environmental Improvement Revenue, International Paper Co. Projects, Refunding, Series B, 6.25%, 8/01/25	2,500,000	2,511,925
Cullman County Health Care Authority GO, Refunding, Series A, 7.00%, 2/01/36	7,500,000	8,180,250
Prattville IDB Environmental Improvement Revenue, International Paper Co. Projects, Series A, 9.25%, 3/01/33	5,500,000	7,002,655
Selma IDBR, Gulf Opportunity Zone, International Paper Co. Projects, Series A, 5.80%, 5/01/34	3,000,000	3,361,320
		58,710,860
Arizona 2.2%		
Arizona Health Facilities Authority Revenue, Catholic Healthcare West, Series B, Sub Series B-1, 5.25%, 3/01/39	10,000,000	10,921,700
Casa Grande IDA Hospital Revenue, Casa Grande Regional Medical Center, Series A, 7.25%, 12/01/32	14,500,000	15,013,010
Downtown Phoenix Hotel Corp. Revenue, Subordinate, Series B, NATL RE, FGIC Insured, 5.00%, 7/01/36	12,000,000	12,405,960
Glendale Municipal Property Corp. Excise Tax Revenue, Refunding, Series C, 5.00%, 7/01/38	15,500,000	16,620,185
Maricopa County IDA Health Facility Revenue, Catholic Healthcare West, Refunding, Series A, 5.50%, 7/01/26	7,500,000	7,838,325
Maricopa County PCC, PCR,		
El Paso Electric Co. Palo Verde Project, Series A, 7.25%, 4/01/40	20,000,000	23,606,400
Public Service Co. of New Mexico Palo Verde Project, Refunding, Series A, 6.25%, 1/01/38	15,000,000	17,067,300
Southern California Edison Co., Refunding, Series A, 5.00%, 6/01/35	6,025,000	6,561,526
Navajo County PCC Revenue, Arizona Public Service Co. Cholla Project, Mandatory Put 6/01/16, Refunding, Series D, 5.75%, 6/01/34	10,750,000	12,131,053
Phoenix Civic Improvement Corp. Airport Revenue,		
junior lien, Series A, 5.00%, 7/01/40	24,000,000	25,956,240
senior lien, Series A, 5.00%, 7/01/38	15,000,000	16,684,950
Pinal County Electrical District No. 3 Electric System Revenue, Refunding, 5.25%, 7/01/41	10,000,000	10,740,600
Salt Verde Financial Corp. Senior Gas Revenue,		
5.25%, 12/01/25	6,000,000	7,001,940
5.50%, 12/01/29	11,105,000	13,251,041
University Medical Center Corp. Hospital Revenue,		
6.00%, 7/01/24	250,000	292,405
6.25%, 7/01/29	1,000,000	1,158,120
5.00%, 7/01/35	10,175,000	10,551,577
6.50%, 7/01/39	1,500,000	1,731,780
Yuma County IDA Water and Sewer Exempt Facility Revenue, Far West Water and Sewer Inc. Project, Refunding, Series A, 6.375%, 12/01/37	15,500,000	13,191,895
		222,726,007
Arkansas 0.0%†		
Baxter County IDR, Aeroquip Corp. Project, Refunding, 5.80%, 10/01/13	2,400,000	2,428,128
California 16.3%		
Aliso Viejo CFD No. 2005-01 Special Tax, Glenwood at Aliso Viejo, 6.00%, 9/01/38	5,200,000	5,310,396
Alvord USD, GO, Election of 2007, Refunding, Series B, AGMC Insured, zero cpn., 8/01/41	30,750,000	7,128,157
Anaheim City School District GO,		
AGMC Insured, zero cpn., 8/01/30	5,000,000	2,125,150
Capital Appreciation, Election of 2002, AGMC Insured, zero cpn., 8/01/29	7,000,000	3,157,070
Azusa Special Tax, CFD No. 2005-1, Improvement Area No. 1, 5.00%, 9/01/37	4,675,000	4,626,053
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Refunding, Series F-1, 5.50%, 4/01/43	29,685,000	33,006,455
Beaumont Financing Authority Local Agency Revenue, Improvement Area No. 19C, Series A, 5.35%, 9/01/36	3,680,000	3,689,274
Beaumont PFAR, Sewer Enterprise Project, Series A, Pre-Refunded, 6.90%, 9/01/23	3,535,000	4,103,711
California County Tobacco Securitization Agency Tobacco Revenue, Tobacco Settlement Asset-Backed, Alameda County Tobacco Asset Securitization Corp., 5.875%, 6/01/35	3,700,000	3,714,319
California Health Facilities Financing Authority Revenue,		
Children's Hospital of Orange County, Series A, 6.50%, 11/01/24	5,000,000	6,006,350
Children's Hospital of Orange County, Series A, 6.50%, 11/01/38	8,000,000	9,548,480
Marshall Medical Center, Series A, California Mortgage Insured, 5.00%, 11/01/24	2,295,000	2,408,258
Marshall Medical Center, Series A, California Mortgage Insured, 5.00%, 11/01/29	2,220,000	2,310,554

Marshall Medical Center, Series A, California Mortgage Insured, 5.00%, 11/01/33	3,130,000	3,239,988
California HFAR, Home Mortgage, Series K, 4.70%, 8/01/31	20,000,000	19,311,400
California Infrastructure and Economic Development Bank Revenue, Department of Social Services Administration Building, AMBAC Insured, 5.00%,		
12/01/30	10,300,000	11,190,126
12/01/35	5,000,000	5,357,100
California PCFA Water Facilities Revenue, American Water Capital Corp. Project, 5.25%, 8/01/40	6,000,000	6,462,360
California State GO, Various Purpose,		
6.00%, 4/01/38	28,725,000	34,174,132
5.25%, 11/01/40	47,000,000	52,616,030
Refunding, 5.25%, 3/01/30	70,000,000	79,725,100
Refunding, 5.50%, 3/01/40	60,000,000	69,643,200
Refunding, 5.00%, 10/01/41	10,000,000	10,863,700
Refunding, 5.00%, 4/01/42	20,000,000	21,799,400
Refunding, 5.00%, 2/01/43	35,000,000	38,366,300
California State Municipal Finance Authority Revenue, Harbor Regional Center Project, 8.50%, 11/01/39	5,000,000	6,148,900
California State Public Works Board Lease Revenue,		
Trustees of California State University, Series J, 6.00%, 11/01/29	7,365,000	8,809,571
Trustees of California State University, Series J, 6.00%, 11/01/34	17,560,000	20,720,800
Various Capital Projects, Series A, 5.00%, 4/01/30	17,785,000	19,581,285
Various Capital Projects, Series A, 5.00%, 4/01/33	12,500,000	13,585,500
California Statewide CDA Revenue,		
American Baptist Homes of the West, Refunding, 6.00%, 10/01/29	3,125,000	3,524,812
American Baptist Homes of the West, Refunding, 6.25%, 10/01/39	5,000,000	5,655,400
Kaiser Permanente, Series A, 5.00%, 4/01/42	20,000,000	21,627,800
Monterey Institute International, 5.50%, 7/01/31	13,240,000	15,416,656
St. Joseph Health System, Series B, FGIC Insured, 5.75%, 7/01/47	5,000,000	5,577,600
St. Joseph Health System, Series E, AGMC Insured, 5.25%, 7/01/47	10,000,000	10,653,400
Sutter Health, Refunding, Series A, 5.00%, 11/15/43	25,000,000	26,061,500
Thomas Jefferson School of Law, Refunding, Series A, 7.25%, 10/01/38	11,730,000	12,002,722
California Statewide CDA Special Tax Revenue, CFD No. 2007-1, Orinda, 6.00%, 9/01/37	10,000,000	10,091,800
Centinela Valley UHSD, GO, Election of 2010, Series B, AGMC Insured, zero cpn., 8/01/37	8,400,000	2,190,720
Chabot-Las Positas Community College District GO, Capital Appreciation, Series C, AMBAC Insured, zero cpn.,		
8/01/33	21,015,000	7,812,536
8/01/34	10,000,000	3,500,200
8/01/45	34,035,000	6,760,372
Chino CFD Special Tax, No. 03-3, Improvement Area 2, 5.00%, 9/01/36	2,215,000	2,126,622
Chula Vista CFD Special Tax,		
No. 07-I, Otay Ranch Village Eleven, 5.875%, 9/01/34	2,855,000	2,882,694
No. 13-I, Otay Ranch Village Seven, 5.35%, 9/01/36	1,800,000	1,699,344
El Dorado County CFD No. 2001-1 Special Tax, Promontory Specific Plan, 6.30%, 9/01/31	3,500,000	3,510,395
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue, Capital Appreciation, Refunding,		
5.85%, 1/15/23	35,000,000	35,870,800
zero cpn., 1/15/22	49,115,000	29,626,659
zero cpn., 1/15/31	4,000,000	1,402,760
zero cpn., 1/15/34	4,500,000	1,313,460
zero cpn., 1/15/36	4,000,000	1,030,400
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,		
Asset-Backed, Refunding, Senior Series A-1, 5.00%, 6/01/33	9,960,000	9,303,337
Asset-Backed, Series A-3, Pre-Refunded, 7.875%, 6/01/42	10,000,000	10,000,000
Enhanced, Asset-Backed, Refunding, Series A, 5.00%, 6/01/45	15,750,000	16,372,282
Enhanced, Asset-Backed, Refunding, Series A, AMBAC Insured, 5.00%, 6/01/45	13,250,000	13,773,507
Lee Lake Water District CFD No. 3 Special Tax, Retreat, 5.95%, 9/01/34	5,000,000	5,088,400
Livermore CFD Special Tax, No. 06-1, Shea Properties, 5.40%, 9/01/36	6,595,000	6,172,260
Los Angeles Department of Airports Airport Revenue, Los Angeles International Airport,		
Senior, Refunding, Series A, 5.00%, 5/15/40	25,500,000	27,987,780
senior, Series D, 5.00%, 5/15/40	52,685,000	57,824,949
Los Angeles MFR, Refunding,		
Series J-1C, 7.125%, 1/01/24	25,000	25,051
Series J-2B, 8.50%, 1/01/24	10,000	10,047
ᵃSeries J-2C, 8.50%, 1/01/24	130,000	130,172
Los Angeles USD, GO, Series KRY, 5.25%, 7/01/34	36,625,000	42,041,471
Los Angeles Wastewater System Revenue, Refunding, Series A, NATL Insured, 5.00%, 6/01/30	7,530,000	8,069,073
M-S-R Energy Authority Gas Revenue,		
Series B, 6.125%, 11/01/29	30,505,000	37,210,914

Series B, 7.00%, 11/01/34	20,000,000	27,332,800
Series C, 6.50%, 11/01/39	20,000,000	26,405,800
Novato RDA Tax Allocation, Hamilton Field Redevelopment Project, 6.75%, 9/01/40	3,750,000	4,267,050
Palmdale Elementary School District Special Tax, CFD No. 90-1,		
Capital Appreciation, Series A, AGMC Insured, zero cpn. to 8/01/25, 5.625% thereafter, 8/01/34	2,500,000	1,335,900
Series A, AGMC Insured, zero cpn., 8/01/28	1,500,000	706,500
Series A, AGMC Insured, zero cpn., 8/01/30	1,250,000	520,725
Series A, AGMC Insured, zero cpn., 8/01/31	1,250,000	489,588
Perris UHSD Financing Authority Special Tax,		
5.75%, 9/01/30	1,690,000	1,743,421
6.00%, 9/01/33	2,570,000	2,651,649
6.125%, 9/01/41	5,500,000	5,673,745
Poway USD Special Tax, CFD No. 14, Del Sur, 5.25%, 9/01/36	7,465,000	7,424,689
Rocklin Special Tax, CFD No. 10, Whitney Ranch, 5.00%, 9/01/35	7,030,000	6,945,781
Romoland School District Special Tax, CFD No. 1,		
Improvement Area 1, 5.35%, 9/01/28	7,015,000	7,110,264
Improvement Area 1, 5.40%, 9/01/36	6,175,000	6,226,191
Improvement Area 2, 5.35%, 9/01/38	7,900,000	7,675,640
Roseville Special Tax, CFD No. 1, Westpark, 5.25%, 9/01/25	1,550,000	1,558,308
San Buenaventura Revenue, Community Memorial Health System,		
8.00%, 12/01/31	10,000,000	12,673,500
7.50%, 12/01/41	15,000,000	18,240,600
San Diego USD, GO, Election of 2008, Series E, zero cpn. to 7/01/32,		
5.25% thereafter, 7/01/42	51,165,000	20,935,695
5.375% thereafter, 7/01/47	23,000,000	9,376,640
San Francisco City and County COP, Multiple Capital Improvement Projects, Series A, 5.00%, 4/01/29	10,000,000	10,772,500
San Francisco City and County RDA Lease Revenue, George R. Moscone Convention Center, zero cpn.,		
7/01/13	4,250,000	4,247,237
7/01/14	2,250,000	2,221,785
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,		
Capital Appreciation, Refunding, Series A, 5.60%, 1/15/16	22,500,000	23,260,500
Capital Appreciation, Refunding, Series A, 5.65%, 1/15/17	20,000,000	20,656,000
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/41	35,256,000	18,823,178
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/42	35,256,000	18,774,878
junior lien, ETM, zero cpn., 1/01/24	52,700,000	40,441,453
junior lien, ETM, zero cpn., 1/01/25	45,200,000	33,026,736
junior lien, ETM, zero cpn., 1/01/26	131,900,000	92,070,157
junior lien, ETM, zero cpn., 1/01/27	139,100,000	93,105,194
senior lien, Capital Appreciation, 5.00%, 1/01/33	44,970,000	44,580,560
San Jose Special Hotel Tax Revenue, Convention Center Expansion and Renovation Project, 6.50%, 5/01/42	10,000,000	11,738,900
San Mateo-Foster City School District GO, Capital Appreciation, Election of 2008, Series A, zero cpn. to 8/01/26, 6.625% thereafter, 8/01/42	40,000,000	21,696,000
San Mateo UHSD, GO, Capital Appreciation, Election of 2010, Refunding, Series A, zero cpn. to 9/01/28, 6.70% thereafter, 9/01/41	20,000,000	10,380,600
Saugus USD Special Tax, CFD No. 2002-1, 6.00%, 9/01/33	3,150,000	3,163,010
Seal Beach CFD No. 2005-01 Special Tax, Pacific Gateway Business Center, 5.30%, 9/01/36	2,000,000	2,001,000
South Bayside Waste Management Authority Solid Waste Enterprise Revenue, Shoreway Environmental Center, Series A, 6.00%, 9/01/36	7,740,000	8,373,596
Southern California Public Power Authority Gas Project Revenue, Project No. 1, Series A, 5.25%, 11/01/27	9,855,000	11,369,319
Stockton 1915 Act Special Assessment, Limited Obligation, Mosher AD No. 2003-2, 6.30%, 9/02/33	6,000,000	6,027,540
[e,b] Stockton PFA Lease Revenue, Capital Improvement Projects, Series A,		
6.75%, 9/01/29	15,905,000	7,952,500
7.00%, 9/01/38	12,175,000	6,087,500
Tustin CFD No. 06-01 Special Tax, Legacy/Columbus Villages, Series A, 6.00%, 9/01/36	19,840,000	20,541,741
		1,633,683,384
Colorado 4.0%		
Colorado State Health Facilities Authority Revenue, Hospital, Refunding, Series C, AGMC Insured, 5.25%, 3/01/40	20,000,000	21,603,600
Denver City and County Airport System Revenue,		
Series B, 5.00%, 11/15/32	18,000,000	20,232,180
Series B, 5.00%, 11/15/33	16,435,000	18,402,763
Series B, 4.00%, 11/15/43	10,250,000	10,037,518
Series B, 5.00%, 11/15/43	15,775,000	17,636,765
Series D, 7.75%, 11/15/13	95,000	98,119
Denver City and County Special Facilities Airport Revenue, United Air Lines Project, Refunding, Series A, 5.25%, 10/01/32	9,000,000	9,290,430

Denver Convention Center Hotel Authority Revenue, senior bond, Refunding, XLCA Insured, 5.00%,		
12/01/30	15,000,000	15,824,550
12/01/35	15,000,000	15,725,850
Denver Health and Hospital Authority Healthcare Recovery Zone Facility Revenue, Series A, Pre-Refunded, 6.25%, 12/01/33	4,000,000	4,348,880
E-470 Public Highway Authority Senior Revenue,		
Capital Appreciation, Refunding, Series B, NATL Insured, zero cpn., 9/01/37	15,720,000	4,455,205
Capital Appreciation, Series A, NATL Insured, zero cpn., 9/01/28	15,000,000	7,324,200
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/29	10,000,000	4,311,000
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/30	17,300,000	7,008,922
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/31	10,000,000	3,809,300
Series A, Sub Series A-1, NATL Insured, 5.50%, 9/01/24	10,000,000	10,700,800
Series C, 5.375%, 9/01/26	5,000,000	5,584,500
Series C, Sub Series C-1, NATL Insured, 5.50%, 9/01/24	3,000,000	3,210,240
Series D, Sub Series D-1, NATL Insured, 5.50%, 9/01/24	6,000,000	6,420,480
Eagle County Sports and Housing Facilities Revenue, Vail Associate Project, Refunding, 6.95%, 8/01/19	41,200,000	42,706,272
Plaza Metropolitan District No. 1 Revenue, Refunding, 5.00%, 12/01/40	3,000,000	3,107,760
Public Authority for Colorado Energy Natural Gas Purchase Revenue,		
6.125%, 11/15/23	2,465,000	2,969,388
6.25%, 11/15/28	12,500,000	15,766,625
6.50%, 11/15/38	90,100,000	120,750,218
Regional Transportation District COP, Series A, 5.00%, 6/01/25	13,500,000	15,118,650
Superior Metropolitan District No. 1 Special Revenue, Refunding, AMBAC Insured, 5.00%, 12/01/28	7,640,000	7,842,918
[e,c]Villages Castle Rock Metropolitan District No. 4 Revenue, Refunding, 8.50%, 6/01/31	3,000,000	2,871,060
		397,158,193
Connecticut 0.3%		
Connecticut State Health and Educational Facilities Authority Revenue, St. Mary's Hospital, Refunding, Series E, 5.50%,		
7/01/20	5,650,000	5,653,164
Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure Purposes, Series A, 5.00%, 1/01/29	21,635,000	25,270,545
		30,923,709
District of Columbia 2.8%		
District of Columbia Ballpark Revenue, Series B-1, NATL RE, FGIC Insured, 5.00%, 2/01/35	18,000,000	18,526,500
District of Columbia Hospital Revenue, Children's Hospital Obligated Group, Assured Guaranty, 5.25%, 7/15/38	11,000,000	11,587,840
District of Columbia Income Tax Secured Revenue,		
Refunding, Series D, 4.00%, 12/01/37	3,740,000	3,847,188
Series C, 5.00%, 12/01/35	21,250,000	24,172,512
Series C, 4.00%, 12/01/37	8,905,000	9,160,217
Series C, 5.00%, 12/01/37	7,360,000	8,314,592
District of Columbia Revenue,		
American Society of Hematology Issue, 5.00%, 7/01/36	1,500,000	1,613,145
American Society of Hematology Issue, 5.00%, 7/01/42	2,000,000	2,130,480
Assn. of American Medical Colleges Issue, Series B, 5.25%, 10/01/36	12,425,000	13,652,963
The Catholic University of America Issue, Refunding, 5.00%, 10/01/34	3,750,000	4,011,413
Center for Strategic and International Studies Inc. Issue, Refunding, 6.375%, 3/01/31	5,200,000	5,713,188
Center for Strategic and International Studies Inc. Issue, Refunding, 6.625%, 3/01/41	5,500,000	6,019,200
Deed Tax, Series A, 5.00%, 6/01/40	13,000,000	13,712,790
Georgetown University Issue, Growth and Income Securities, AMBAC Insured, zero cpn. to 3/31/18, 5.00% thereafter,		
4/01/36	27,105,000	21,926,590
The Methodist Home of the District of Columbia Issue, 6.00%, 1/01/29	4,750,000	4,750,618
The Methodist Home of the District of Columbia Issue, Series A, 7.375%, 1/01/30	2,525,000	2,587,216
The Methodist Home of the District of Columbia Issue, Series A, 7.50%, 1/01/39	4,580,000	4,690,973
District of Columbia Tobacco Settlement FICO Revenue,		
Asset-Backed Bonds, Refunding, 6.50%, 5/15/33	22,000,000	26,044,480
Capital Appreciation, Asset-Backed Bonds, Series A, zero cpn., 6/15/46	175,000,000	16,338,000
Capital Appreciation, Asset-Backed Bonds, Series B, zero cpn., 6/15/46	66,000,000	2,500,740
District of Columbia Water and Sewer Authority Public Utility Revenue, sub. lien, Series A, 5.00%, 10/01/37	8,000,000	8,987,760
Metropolitan Washington D.C. Airports Authority Dulles Toll Road Revenue, Capital Appreciation, second lien, Series C,		
Assured Guaranty, zero cpn. to 10/01/16, 6.50% thereafter, 10/01/41	60,145,000	59,451,528
Washington Convention and Sports Authority Dedicated Tax Revenue, senior lien, Convention Center Hotel Project, Series		
A, 5.00%, 10/01/40	10,000,000	10,346,200
		280,086,133
Florida 6.3%		
Bartram Springs CDD Special Assessment, Refunding, 4.75%, 5/01/34	4,500,000	4,520,385
Boggy Creek Improvement District Special Assessment Revenue, Refunding, 5.125%, 5/01/43	20,000,000	19,389,200
Brevard County Health Facilities Authority Health Care Facilities Revenue, Health First Inc. Project, 7.00%, 4/01/39	6,500,000	7,890,740

Brooks of Bonita Springs CDD Capital Improvement Revenue, 6.85%, 5/01/31	1,185,000	1,186,292
Cape Coral Water and Sewer Revenue, Refunding, Series A, AGMC Insured, 5.00%, 10/01/42	10,000,000	10,938,400
Championsgate CDD Capital Improvement Revenue, Series A, 6.25%, 5/01/20	1,550,000	1,474,872
Citizens Property Insurance Corp. Revenue,		
High-Risk Account, senior secured, Series A-1, 6.00%, 6/01/17	25,000,000	29,489,000
Personal Lines Account/Commercial Lines Account, senior secured, Series A-1, 5.00%, 6/01/22	10,760,000	12,611,043
Citrus County Hospital Board Revenue, Citrus Memorial Hospital, Refunding, 6.375%, 8/15/32	10,550,000	10,556,646
East Homestead CDD Special Assessment Revenue, 5.45%, 5/01/36	1,400,000	1,405,208
Escambia County Environmental Improvement Revenue, International Paper Co. Projects, Series A, 9.50%, 3/01/33	7,975,000	10,255,531
Florida State Board of Education Public Education GO, Capital Outlay, Refunding, Series D, 6.00%, 6/01/23	5,000,000	6,621,600
Florida State Governmental Utility Authority Utility Revenue,		
Lake Aqua Utility System, Series A, 5.00%, 10/01/40	2,500,000	2,615,500
Pasco Aqua Utility System, Series A, 5.00%, 10/01/40	5,260,000	5,462,194
Greenway Improvement District Special Assessment Revenue, 5.125%, 5/01/43	20,000,000	19,418,400
Halifax Hospital Medical Center Hospital Revenue, Daytona Beach, Refunding and Improvement, Series A, 5.375%, 6/01/46	18,000,000	18,897,660
Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	6,525,000	7,684,558
Hillsborough County IDAR, Series B, Pre-Refunded, 5.25%,		
10/01/28	1,500,000	1,524,330
10/01/34	7,250,000	7,367,595
Hillsborough County School Board COP, Master Lease Program, Refunding, Series A, 5.00%, 7/01/29	15,715,000	18,167,797
Indian Trace Development District Special Assessment, Isles at Weston Project, 5.50%, 5/01/33	2,560,000	2,511,309
Indigo CDD Capital Improvement Revenue, Refunding,		
Series A, 7.00%, 5/01/31	800,000	768,528
a,b Series C, 7.00%, 5/01/30	4,390,000	2,195,000
Islands at Doral CDD Special Assessment, 6.125%, 5/01/24	1,350,000	1,377,716
Lake Ashton CDD Revenue, Capital Improvement, Series A, 7.40%, 5/01/32	1,125,243	1,113,181
Lakeland Retirement Community Revenue, first mortgage, Carpenters Estates, Accredited Investors, Refunding,		
5.875%, 1/01/19	1,255,000	1,418,903
6.25%, 1/01/28	1,230,000	1,367,612
6.375%, 1/01/43	2,250,000	2,468,565
Lee County Transportation Facilities Revenue, Sanibel Bridges and Causeway Project, Series B, CIFG Insured, 5.00%, 10/01/30	11,505,000	12,138,925
Martin County Health Facilities Authority Hospital Revenue, Martin Memorial Medical Center, 5.50%, 11/15/42	3,800,000	4,119,960
Miami-Dade County Aviation Revenue, Miami International Airport, Refunding, Series A, 5.50%, 10/01/41	20,850,000	23,608,246
Miami-Dade County Educational Facilities Authority Revenue, University of Miami, Refunding, Series B, AMBAC Insured, 5.25%, 4/01/27	10,995,000	12,969,482
Miami-Dade County Expressway Authority Toll System Revenue,		
Refunding, Series A, 5.00%, 7/01/29	5,385,000	6,030,338
Refunding, Series A, 5.00%, 7/01/30	6,000,000	6,669,600
Refunding, Series A, 5.00%, 7/01/31	5,900,000	6,529,530
Series A, 5.00%, 7/01/40	30,270,000	32,194,567
Miami-Dade County School Board COP,		
Refunding, Series A, 5.00%, 5/01/32	10,000,000	11,017,300
Series B, Assured Guaranty, 5.00%, 5/01/33	14,310,000	15,477,124
Miami-Dade County Special Obligation Revenue,		
Refunding, Series A, 5.00%, 10/01/28	8,365,000	9,341,195
Refunding, Series A, 5.00%, 10/01/29	10,000,000	11,125,000
Refunding, Series A, 5.00%, 10/01/30	11,925,000	13,216,716
sub. bond, Refunding, Series B, 5.00%, 10/01/31	5,000,000	5,516,600
sub. bond, Refunding, Series B, 5.00%, 10/01/32	4,500,000	4,946,310
sub. bond, Refunding, Series B, 5.00%, 10/01/35	3,250,000	3,532,295
Miami-Dade County Transit Sales Surtax Revenue, Sales Tax, 5.00%, 7/01/42	31,855,000	34,662,381
Midtown Miami Community Development Special Assessment Revenue,		
Series A, 6.25%, 5/01/37	7,500,000	7,569,750
Series B, 6.50%, 5/01/37	3,785,000	3,820,806
North Sumter County Utility Dependent District Utility Revenue, sub. bond,		
6.00%, 10/01/30	3,780,000	4,260,627
6.25%, 10/01/43	6,865,000	7,615,894
Northern Palm Beach County ID Special Assessment, Water Control and Improvement Bonds, Unit of Development No. 46, Series A, 5.35%, 8/01/41	800,000	764,136
Orlando-Orange County Expressway Authority Revenue,		
Refunding, 5.00%, 7/01/22	2,500,000	2,991,000
Refunding, 5.00%, 7/01/23	2,000,000	2,362,620
Series C, 5.00%, 7/01/40	15,000,000	16,320,000
Palm Glades CDD Revenue, Special Assessment, Series A, 5.30%, 5/01/36	1,100,000	1,094,170

Pelican Marsh CDD Special Assessment Revenue, Refunding,		
4.875%, 5/01/22	1,380,000	1,382,415
5.375%, 5/01/31	1,500,000	1,508,880
Pensacola Airport Revenue, Refunding, 6.00%, 10/01/28	7,000,000	8,077,650
Port St. Lucie Utility System Revenue, Refunding, Series A, NATL Insured, 5.00%, 9/01/29	11,025,000	11,923,427
e,p Portofino Landings CDD Special Assessment, Series A, 5.40%, 5/01/38	2,705,000	946,750
River Place St. Lucie CDD Special Assessment Revenue, Series A, 7.625%,		
5/01/21	750,000	750,150
5/01/30	1,590,000	1,589,920
Somerset CDD Revenue, Capital Improvement, 5.30%, 5/01/37	7,000,000	5,104,190
South Broward Hospital District Revenue, South Broward Hospital District Obligated Group, Refunding,		
4.75%, 5/01/32	11,235,000	11,561,040
5.00%, 5/01/36	12,500,000	13,566,875
South Miami Health Facilities Authority Hospital Revenue, Baptist Health South Florida Obligated Group, 5.00%, 8/15/32	15,000,000	15,762,300
South-Dade Venture CDD Special Assessment Revenue, 6.00%, 5/01/24	1,990,000	2,056,187
Stonegate CDD Special Assessment Revenue, 6.00%, 5/01/24	1,635,000	1,670,872
Tampa-Hillsborough County Expressway Authority Revenue, Refunding,		
Series A, 5.00%, 7/01/37	7,500,000	8,119,125
Series B, 5.00%, 7/01/42	15,000,000	16,096,050
Verandah East CDD Revenue, Capital Improvement, Series A, 5.40%, 5/01/37	1,825,000	1,147,104
Village CDD No. 6 Special Assessment Revenue, Refunding, 4.00%, 5/01/29	6,555,000	6,677,906
Village CDD No. 8 Special Assessment Revenue, 6.375%, 5/01/38	8,100,000	9,631,791
Village CDD No. 9 Special Assessment Revenue,		
6.75%, 5/01/31	8,490,000	9,945,610
7.00%, 5/01/41	7,545,000	8,897,668
Refunding, 5.00%, 5/01/22	1,860,000	1,982,351
Refunding, 5.25%, 5/01/31	2,260,000	2,401,905
Refunding, 5.50%, 5/01/42	2,245,000	2,403,026
Village CDD No. 10 Special Assessment Revenue,		
5.00%, 5/01/32	6,000,000	6,095,880
5.125%, 5/01/43	9,000,000	9,131,310
Village Center CDD Recreational Revenue, sub. bond,		
Series B, 8.25%, 1/01/17	900,000	903,978
Series C, 7.375%, 1/01/19	1,565,000	1,572,841
Waters Edge CDD Capital Improvement Revenue, 5.30%, 5/01/36	1,500,000	1,455,420
Westchase East CDD Capital Improvement Revenue, 7.10%, 5/01/21	850,000	850,638
Winter Garden Village at Fowler Groves CDD Special Assessment, 5.65%, 5/01/37	1,820,000	1,885,902
		635,691,498
Georgia 2.7%		
Atlanta Airport Revenue, General, Series A, 5.00%, 1/01/40	10,000,000	10,978,200
Atlanta Tax Allocation, Princeton Lakes Project, 5.50%, 1/01/31	1,035,000	1,085,208
Atlanta Water and Wastewater Revenue, Refunding,		
Series A, 6.25%, 11/01/34	30,000,000	36,560,400
Series B, AGMC Insured, 5.25%, 11/01/34	30,000,000	33,462,000
Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center, 5.375%, 12/01/28	1,470,000	1,395,191
Burke County Development Authority PCR, Oglethorpe Power Corp. Vogtle Project,		
Series C, 5.70%, 1/01/43	55,000,000	60,976,850
Series E, 7.00%, 1/01/23	25,000,000	30,095,500
Carrollton Payroll Development Authority Revenue, UWG Phase II LLC Project, AGMC Insured, 5.00%, 6/15/40	10,000,000	10,965,800
Floyd County Development Authority Environmental Improvement Revenue, Temple-Inland Inc., Refunding, 5.70%, 12/01/15	1,575,000	1,588,277
Forsyth County Hospital Authority Revenue, Anticipation Certificates, Georgia Baptist Health Care System Project, ETM,		
6.25%, 10/01/18	4,565,000	5,174,519
6.375%, 10/01/28	8,000,000	10,361,280
Fulton County Residential Care Revenue, Lenbrook Project, Series A, 5.00%, 7/01/27	5,000,000	5,030,900
Gainesville RDA Educational Facilities Revenue, Riverside Military Academy Project, Refunding, 5.125%, 3/01/37	6,500,000	6,287,190
Henry County Hospital Authority Revenue, Henry Medical Center Inc. Project, Refunding, NATL Insured, 5.00%, 7/01/34	15,000,000	15,498,000
Main Street Natural Gas Inc. Revenue, Gas Project, Series A, 5.50%,		
9/15/25	5,000,000	6,029,700
9/15/27	4,000,000	4,907,960
9/15/28	10,000,000	12,323,800
McDuffie County Development Authority Waste Disposal Revenue, Temple-Inland Forest Products Corp. Project, Pre-Refunded, 6.95%, 12/01/23	5,120,000	5,278,413
Richmond County Development Authority Environmental Improvement Revenue, International Paper Co. Project, Series A, 6.25%, 11/01/33	7,000,000	7,928,410

Savannah EDA Revenue, Recovery Zone Facility, International Paper Co. Project, Series A, 6.25%, 11/01/33	4,865,000	5,510,245
		271,437,843
Hawaii 0.9%		
Hawaii State Department of Budget and Finance Special Purpose Revenue, Hawaiian Electric Co. and Subsidiary Projects, 6.50%, 7/01/39	7,500,000	8,734,350
Hawaii State GO, Series EE,		
5.00%, 11/01/26	12,500,000	14,885,125
5.00%, 11/01/28	18,000,000	21,254,220
4.00%, 11/01/31	10,000,000	10,754,500
Honolulu City and County GO, Refunding, Series A, 5.00%,		
11/01/31	7,165,000	8,306,098
11/01/33	15,650,000	17,990,457
Honolulu City and County Wastewater System Revenue, First Bond Resolution, Senior Series A, 5.00%,		
7/01/37	8,025,000	9,060,065
7/01/42	3,500,000	3,910,760
		94,895,575
Idaho 0.6%		
Idaho Health Facilities Authority Revenue, St. Luke's Health System Project, Series A, 6.75%, 11/01/37	12,500,000	14,437,875
Idaho State Housing and Finance Assn. EDR, TDF Facilities Project, Series A, 7.00%, 2/01/36	13,305,000	14,943,245
Nez Perce County PCR,		
Potlatch 84, 7.00%, 12/01/14	5,000,000	5,100,000
Potlatch Corp. Projects, Refunding, 6.00%, 10/01/24	22,500,000	22,591,125
		57,072,245
Illinois 6.1%		
Antioch Village Special Service Area No. 1 Special Tax, Deercrest Project, 6.625%, 3/01/33	3,214,000	2,784,224
[d]Bolingbrook GO, Will and DuPage Counties, Capital Appreciation, Refunding, Series A, zero cpn., 1/01/35	16,800,000	5,322,408
Bourbonnais Industrial Project Revenue, Olivet Nazarene University Project, 5.50%, 11/01/40	3,570,000	3,818,079
Bryant PCR, Central Illinois Light Co. Project, Refunding, NATL Insured, 5.90%, 8/01/23	11,000,000	11,040,150
Cary Special Tax, Special Service Area No. 2, Refunding, Radian Insured, 5.00%, 3/01/30	3,025,000	3,040,125
Chicago Board of Education GO,		
Refunding, Series F, 5.00%, 12/01/31	12,500,000	13,427,500
Series A, 5.50%, 12/01/39	6,500,000	7,260,370
Series A, 5.00%, 12/01/42	40,200,000	42,437,532
Chicago GO,		
Project, Series A, 5.25%, 1/01/35	7,000,000	7,585,620
Refunding, Series A, AGMC Insured, 5.00%, 1/01/27	34,105,000	37,251,868
Chicago O'Hare International Airport Revenue,		
General Airport, third lien, Refunding, Series A, AGMC Insured, 5.00%, 1/01/38	16,500,000	17,753,505
General Airport, third lien, Series A, NATL RE, FGIC Insured, 5.00%, 1/01/33	15,000,000	15,947,550
Passenger Facility, Series B, 5.00%, 1/01/35	12,555,000	13,644,146
Passenger Facility, Series B, 5.00%, 1/01/40	20,430,000	22,015,777
Chicago Sales Tax Revenue, Refunding, Series A, 5.00%, 1/01/41	10,000,000	10,870,700
Chicago Transit Authority Sales Tax Receipts Revenue, 5.25%, 12/01/36	11,000,000	12,360,150
Chicago Wastewater Transmission Revenue, second lien,		
4.00%, 1/01/42	5,000,000	4,916,150
5.00%, 1/01/42	14,805,000	16,094,071
Cook County GO, Refunding,		
Series A, 5.25%, 11/15/33	8,720,000	9,586,332
Series G, 5.00%, 11/15/28	50,000,000	55,118,000
Illinois Finance Authority Water Facility Revenue, American Water Capital Corp. Project, 5.25%,		
10/01/39	6,050,000	6,556,264
5/01/40	10,415,000	11,193,417
Illinois Health Facilities Authority Revenue, Thorek Hospital and Medical Center, Refunding, 5.375%, 8/15/28	8,595,000	8,612,620
Illinois State Finance Authority Revenue,		
Institute of Technology, 6.50%, 2/01/23	1,000,000	1,114,110
Institute of Technology, 7.125%, 2/01/34	1,500,000	1,673,955
Lutheran Hillside Village, Refunding, 5.25%, 2/01/37	7,500,000	7,596,375
Recovery Zone Facility, Navistar International Corp. Project, 6.50%, 10/15/40	4,500,000	4,919,760
Resurrection Health Care, Series A, AGMC Insured, 5.25%, 5/15/29	15,500,000	16,684,975
Riverside Health System, 6.25%, 11/15/35	5,000,000	5,642,500
Roosevelt University Project, Refunding, 6.50%, 4/01/39	15,000,000	16,968,150
Rush University Medical Center Obligated Group, Series B, 7.25%, 11/01/38	10,000,000	12,211,900
Sherman Health Systems, Series A, 5.50%, 8/01/37	17,240,000	18,798,668

Illinois State Finance Authority Student Housing Revenue,		
CHF-DeKalb II LLC, Northern Illinois University Project, 6.875%, 10/01/43	15,000,000	17,920,500
CHF-Normal LLC, Illinois State University Project, 7.00%, 4/01/43	7,500,000	8,783,550
Illinois State GO,		
5.00%, 3/01/35	1,000,000	1,043,070
5.00%, 3/01/36	2,000,000	2,078,780
5.00%, 3/01/37	2,000,000	2,074,380
Series A, 5.00%, 4/01/35	10,000,000	10,449,400
Series A, 5.00%, 4/01/36	10,000,000	10,408,900
Series A, 5.00%, 4/01/38	20,000,000	20,689,200
Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue, McCormick Place Expansion Project, Series A, 5.50%, 6/15/50	10,475,000	11,503,226
Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick Place Convention Center, ETM, 7.00%, 7/01/26	7,500,000	10,428,150
Minooka Special Assessment, Improvement, Prairie Ridge Project, 6.875%, 3/01/33	2,854,000	2,854,657
Otter Creek Water Reclamation District Kane County GO, Separate Waterworks and Sewerage Systems Alternate Revenue Source, Refunding, XLCA Insured, 5.00%, 1/01/39	4,500,000	4,628,655
Plano Special Service Area No. 2 Special Tax, Lakewood Springs Project, Series B, 6.375%, 3/01/34	7,575,000	7,742,559
Railsplitter Tobacco Settlement Authority Revenue,		
6.25%, 6/01/24	6,000,000	6,712,140
Refunding, 6.00%, 6/01/28	24,650,000	29,771,284
University of Illinois University Revenue, Auxiliary Facilities System, Refunding, NATL Insured, 5.00%, 4/01/32	22,430,000	24,525,635
Wauconda Special Service Area No. 1 Special Tax, Liberty Lakes Project,		
6.00%, 3/01/33	4,313,000	4,433,980
6.625%, 3/01/33	5,104,000	5,212,613
Yorkville United City Special Service Area Special Tax,		
[a]No. 2003-101, Windett Ridge Project, 6.875%, 3/01/33	3,317,000	1,993,119
No. 2004-104, MPI Grande Reserve Project, 6.375%, 3/01/34	4,093,000	3,465,461
No. 2005-108, Autumn Creek Project, 6.00%, 3/01/36	4,245,000	4,116,589
		615,082,799
Indiana 1.8%		
Carmel RDA Lease Rental Revenue, Multipurpose, Series A, 4.00%,		
8/01/33	8,500,000	8,850,455
2/01/38	7,220,000	7,364,111
Delaware County Hospital Authority Hospital Revenue, Cardinal Health System Obligated Group, 5.25%, 8/01/36	5,000,000	5,266,650
Goshen Revenue, Greencroft Obligated Group, Refunding, 5.75%,		
8/15/19	3,000,000	3,001,470
8/15/28	5,000,000	4,999,950
Indiana Finance Authority Midwestern Disaster Relief Revenue, Ohio Valley Electric Corp. Project, Series A, 5.00%, 6/01/32	10,000,000	10,694,200
Indiana Health and Educational Facility Financing Authority Hospital Revenue, Community Foundation of Northwest Indiana Obligated Group, 5.50%, 3/01/37	8,000,000	8,608,000
Indiana Health and Educational Facility Financing Authority Revenue, Baptist Homes of Indiana, Refunding, 5.25%, 11/15/35	12,000,000	12,306,360
Indiana Health Facility Financing Authority Hospital Revenue, Community Foundation of Northwest Indiana Obligated Group, Pre-Refunded,		
6.25%, 3/01/25	5,900,000	6,218,187
6.00%, 3/01/34	12,000,000	12,625,080
Indiana Municipal Power Agency Power Supply System Revenue, Series B, 6.00%, 1/01/39	4,000,000	4,622,560
Indiana State Finance Authority Revenue,		
Baptist Homes of Indiana Senior Living, 5.75%, 11/15/41	5,000,000	5,549,800
Community Foundation of Northwest Indiana Obligated Group, 5.00%, 3/01/41	11,000,000	11,547,140
Educational Facilities, Marian University Project, 6.375%, 9/15/41	12,500,000	13,732,250
Private Activity, Ohio River Bridges East End Crossing Project, Series A, 5.00%, 7/01/40	15,000,000	15,675,750
Indiana State Finance Authority Wastewater Utility Revenue, CWA Authority Project, first lien, Series A,		
5.00%, 10/01/37	5,000,000	5,575,100
4.00%, 10/01/42	22,620,000	22,636,513
Jasper County PCR, Northern Indiana Public Service Co. Project, Refunding, Series C, NATL Insured,		
5.60%, 11/01/16	10,000,000	11,085,200
5.85%, 4/01/19	5,000,000	5,781,850
		176,140,626
Iowa 0.5%		
Iowa Finance Authority Midwestern Disaster Area Revenue, Alcoa Inc. Project, 4.75%, 8/01/42	2,500,000	2,371,425
Iowa Higher Education Loan Authority Revenue, Private College Facility, Upper Iowa University Project, Refunding, 6.00%, 9/01/39	11,000,000	12,144,660

Franklin Tax-Free Trust

Statement of Investments, May 31, 2013 (unaudited) *(continued)*

Tobacco Settlement Authority Tobacco Settlement Revenue, Capital Appreciation, Asset-Backed, Refunding, Series B, 5.60%, 6/01/34	35,850,000	35,718,072
		50,234,157
Kansas 0.2%		
Kansas State Development Finance Authority Hospital Revenue, Adventist Health System/Sunbelt Obligated Group, Refunding, Series C, 5.75%, 11/15/38	6,250,000	7,093,438
Wyandotte County Kansas City Unified Government Utility System Revenue, Improvement, Series B, 5.00%, 9/01/32	10,000,000	11,166,500
		18,259,938
Kentucky 1.1%		
Kentucky Economic Development Finance Authority Health System Revenue, Norton Healthcare Inc.,		
Refunding, Series C, NATL Insured, 6.10%, 10/01/22	10,650,000	10,855,545
Refunding, Series C, NATL Insured, 6.15%, 10/01/27	3,995,000	4,068,268
Series C, NATL Insured, Pre-Refunded, 6.10%, 10/01/22	5,325,000	5,476,496
Series C, NATL Insured, Pre-Refunded, 6.15%, 10/01/27	6,005,000	6,176,803
Kentucky Economic Development Finance Authority Hospital Facilities Revenue, Owensboro Medical Health System, Refunding, Series A, 6.50%, 3/01/45	18,330,000	21,601,172
Kentucky Economic Development Finance Authority Louisville Arena Project Revenue, Louisville Arena, Series A, Sub Series A-1, Assured Guaranty, 6.00%, 12/01/42	5,000,000	5,361,750
Louisville/Jefferson County Metro Government College Revenue, Improvement, Bellarmine University Inc. Project,		
5.625%, 5/01/29	5,555,000	6,109,834
6.125%, 5/01/39	5,000,000	5,550,250
Louisville/Jefferson County Metro Government Health Facilities Revenue, Jewish Hospital and St. Mary's HealthCare Inc. Project, Pre-Refunded, 6.125%, 2/01/37	11,500,000	14,203,765
Ohio County PCR, Big Rivers Electric Corp. Project, Refunding, Series A, 6.00%, 7/15/31	10,500,000	10,478,475
Owen County Waterworks System Revenue, American Water Co. Project, Series A,		
6.25%, 6/01/39	8,000,000	8,923,120
5.375%, 6/01/40	10,000,000	10,831,100
		109,636,578
Louisiana 3.4%		
Beauregard Parish Revenue, Boise Cascade Corp. Project, Refunding, 6.80%, 2/01/27	13,990,000	14,050,157
Louisiana Local Government Environmental Facilities and CDA Revenue, Westlake Chemical Corp. Projects,		
6.75%, 11/01/32	41,250,000	46,894,237
Series A, 6.50%, 8/01/29	9,000,000	10,701,810
Series A-2, 6.50%, 11/01/35	8,000,000	9,536,160
Louisiana Public Facilities Authority Hospital Revenue, Franciscan Missionaries of Our Lady Health System Project, 6.75%, 7/01/39	10,000,000	11,656,600
Louisiana Public Facilities Authority Revenue,		
Entergy Gulf States Louisiana LLC Project, Refunding, Series A, 5.00%, 9/01/28	25,000,000	26,140,000
Entergy Louisiana LLC Project, Refunding, 5.00%, 6/01/30	8,500,000	8,919,305
FHA Insured Mortgage, Baton Rouge General Medical Center Project, NATL Insured, Pre-Refunded, 5.25%, 7/01/33	20,000,000	21,056,800
Ochsner Clinic Foundation Project, 6.50%, 5/15/37	5,000,000	6,067,150
Ochsner Clinic Foundation Project, 6.75%, 5/15/41	15,500,000	18,657,040
Ochsner Clinic Foundation Project, Series B, 5.25%, 5/15/38	10,000,000	10,582,600
Ochsner Clinic Foundation Project, Series B, 5.50%, 5/15/47	10,000,000	10,620,800
Louisiana State Gasoline and Fuels Tax Revenue, second lien, Series B, 5.00%, 5/01/45	26,340,000	28,998,760
New Orleans GO,		
Limited Tax, NATL Insured, 5.00%, 3/01/21	5,000,000	5,266,400
Public Improvement, Series A, Radian Insured, 5.25%, 12/01/36	13,480,000	14,239,733
Refunding, 5.00%, 12/01/23	2,840,000	3,225,615
Refunding, 5.00%, 12/01/24	4,500,000	5,071,995
Refunding, 5.00%, 12/01/25	2,535,000	2,835,423
St. Charles Parish Gulf Opportunity Zone Revenue, Valero Project, Mandatory Put 6/01/22, 4.00%, 12/01/40	5,000,000	5,433,500
St. John the Baptist Parish Revenue, Marathon Oil Corp. Project, Series A, 5.125%, 6/01/37	79,225,000	84,282,724
		344,236,809
Maine 0.2%		
Maine Health and Higher Educational Facilities Authority Revenue, MaineGeneral Medical Center Issue,		
6.75%, 7/01/36	4,250,000	5,143,988
7.00%, 7/01/41	10,000,000	12,198,500
Rumford PCR, Boise Cascade Corp. Project, Refunding, 6.625%, 7/01/20	4,800,000	4,820,640
		22,163,128
Maryland 0.5%		
Harford County Special Obligation Tax Allocation, Beachtree Estates Project, 7.50%, 7/01/40	7,000,000	7,644,350

Maryland State Community Development Administration Development Housing and CDR, Housing, Series A, 5.875%, 7/01/16	595,000	595,571
Maryland State EDC Port Facilities Revenue, CNX MarineTerminals Inc. Port of Baltimore Facility, Refunding, 5.75%, 9/01/25	8,600,000	9,583,582
Maryland State EDC Revenue, Chesapeake Bay Conference Center Project, senior lien, Refunding,		
Series A, 5.00%, 12/01/16	2,500,000	2,147,825
Series A, 5.00%, 12/01/31	10,000,000	6,864,900
Series B, 5.00%, 12/01/16	400,000	343,652
Series B, 5.25%, 12/01/31	2,000,000	1,373,220
Maryland State EDC, EDR, 5.75%, 6/01/35	13,070,000	14,784,915
Maryland State Health and Higher Educational Facilities Authority Revenue,		
Anne Arundel Health System Issue, Series A, 6.75%, 7/01/39	3,000,000	3,655,530
Edenwald Issue, Series A, 5.40%, 1/01/37	1,200,000	1,228,896
Washington County Hospital Issue, 6.00%, 1/01/43	6,000,000	6,483,660
		54,706,101
Massachusetts 1.7%		
Massachusetts Bay Transportation Authority Revenue,		
Assessment, Refunding, Series A, 4.00%, 7/01/37	15,000,000	15,425,400
Assessment, Refunding, Series A, 5.00%, 7/01/41	10,000,000	11,206,600
General Transportation System, Series A, 7.00%, 3/01/21	775,000	1,006,167
General Transportation System, Series A, ETM, 7.00%, 3/01/21	930,000	1,060,991
Massachusetts State Development Finance Agency Resource Recovery Revenue, Covanta Energy Project, Refunding, Series C, 5.25%, 11/01/42	16,000,000	16,493,440
Massachusetts State Development Finance Agency Revenue,		
Curry College, Series A, ACA Insured, 5.00%, 3/01/36	2,000,000	2,039,300
first mortgage, Berkshire Retirement Community, 5.60%, 7/01/19	780,000	780,998
first mortgage, Berkshire Retirement Community, 5.625%, 7/01/29	1,620,000	1,621,215
Loomis Community Project, first mortgage, Refunding, Series A, 5.625%, 7/01/15	880,000	881,091
Loomis Community Project, first mortgage, Refunding, Series A, 5.75%, 7/01/23	3,500,000	3,506,405
Merrimack College Issue, Refunding, Series A, 5.00%, 7/01/27	1,720,000	1,910,542
Merrimack College Issue, Refunding, Series A, 5.00%, 7/01/32	1,450,000	1,577,788
Merrimack College Issue, Refunding, Series A, 5.25%, 7/01/42	2,400,000	2,605,368
Massachusetts State Development Finance Agency Solid Waste Disposal Revenue, Mandatory Put 5/01/19, Refunding, 5.75%, 12/01/42	3,700,000	4,494,464
Massachusetts State Port Authority Special Facilities Revenue, ConRAC Project, Series A, 5.125%, 7/01/41	10,340,000	11,337,190
Massachusetts State School Building Authority Dedicated Sales Tax Revenue, Refunding, Senior Series B, 5.00%,		
8/15/29	19,000,000	22,099,280
8/15/30	20,000,000	23,157,600
Massachusetts State Special Obligation Dedicated Tax Revenue, Refunding, NATL RE, FGIC Insured, 5.50%, 1/01/34	40,000,000	47,855,200
		169,059,039
Michigan 3.3%		
Detroit City School District GO, School Building and Site Improvement, Series A, AGMC Insured, 6.00%, 5/01/29	15,900,000	18,445,908
Detroit GO, Distribution State Aid, 5.25%, 11/01/35	23,000,000	24,567,680
Detroit Sewage Disposal System Revenue, second lien,		
Series A, NATL Insured, 5.00%, 7/01/35	25,750,000	25,950,593
Series B, Assured Guaranty, 5.00%, 7/01/36	10,000,000	10,104,500
Series B, NATL Insured, 5.00%, 7/01/36	3,000,000	3,031,350
Series B, NATL RE, FGIC Insured, 5.50%, 7/01/29	5,000,000	5,684,650
Detroit Water and Sewerage Department Sewage Disposal System Revenue, senior lien, Refunding, Series A, 5.25%, 7/01/39	12,000,000	12,783,480
Detroit Water Supply System Revenue,		
Refunding, Series D, NATL Insured, 5.00%, 7/01/33	20,430,000	20,795,697
second lien, Refunding, Series C, AGMC Insured, 5.00%, 7/01/33	11,000,000	11,187,330
Ecorse City GO, Financial Recovery, Dedicated Tax, 6.50%, 11/01/35	5,215,000	5,565,500
Garden City Hospital Finance Authority Hospital Revenue, Garden City Hospital Obligated Group, Refunding, Series A,		
5.75%, 9/01/17	430,000	430,572
5.00%, 8/15/38	5,250,000	4,962,300
Michigan State Building Authority Revenue, Facilities Program, Refunding,		
Series I, 6.00%, 10/15/38	6,000,000	7,014,480
Series I, AMBAC Insured, 5.00%, 10/15/33	13,495,000	14,501,592
Series IA, NATL RE, FGIC Insured, 5.00%, 10/15/31	9,500,000	10,289,545
Series II, NATL Insured, 5.00%, 10/15/29	16,585,000	16,802,595
Series II-A, 5.375%, 10/15/41	10,000,000	11,179,400
Michigan State Finance Authority Revenue, School District of the City of Detroit, Refunding, 5.50%, 6/01/21	10,000,000	11,658,700

Michigan State Hospital Finance Authority Revenue,		
Marquette General Hospital Obligated Group, Series A, Pre-Refunded, 5.00%, 5/15/34	6,000,000	6,536,520
Memorial Healthcare Center Obligated Group, Refunding, 5.75%, 11/15/15	635,000	637,432
MidMichigan Obligated Group, Series A, 6.125%, 6/01/34	4,065,000	4,667,758
Oakwood Obligated Group, Refunding, Series A, 5.00%, 7/15/37	3,680,000	3,774,576
Michigan State Strategic Fund Limited Obligation Revenue, The Dow Chemical Co. Project,		
Mandatory Put 6/02/14, Refunding, Series A-1, 6.75%, 12/01/28	2,800,000	2,958,172
Refunding, Series B-2, 6.25%, 6/01/14	20,050,000	21,111,848
Michigan Tobacco Settlement Finance Authority Revenue, Tobacco Settlement Asset-Backed, Senior Series A, 6.00%,		
6/01/34	2,500,000	2,377,075
6/01/48	10,000,000	9,274,000
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital Obligated Group, Refunding,		
Series V, 8.25%, 9/01/39	20,000,000	25,242,200
Series W, 6.00%, 8/01/39	33,120,000	36,586,670
		328,122,123
Minnesota 0.5%		
Mahtomedi Senior Housing Revenue, St. Andrews Village Project, Refunding, 5.75%, 12/01/40	5,000,000	5,021,750
Minneapolis Health Care Facility Revenue, Augustana Chapel View Homes Inc. Project, Series D, 5.875%, 6/01/35	5,075,000	5,116,970
Minneapolis Health Care System Revenue, Fairview Health Services, Series A,		
6.625%, 11/15/28	11,000,000	12,995,070
6.75%, 11/15/32	6,250,000	7,336,750
Minnesota Agricultural and Economic Development Board Revenue, Health Care System, Refunding, Series A, 6.375%,		
11/15/29	175,000	175,679
Minnesota State General Fund Revenue, Appropriation, Refunding, Series A, 5.00%, 3/01/28	8,000,000	9,409,840
St. Paul Housing and RDA Hospital Facility Revenue, HealthEast Project, 6.00%, 11/15/35	10,000,000	10,696,900
		50,752,959
Mississippi 0.6%		
Lowndes County Solid Waste Disposal and PCR, Weyerhaeuser Co. Project, Refunding, Series B, 6.70%, 4/01/22	18,875,000	22,491,261
Warren County Gulf Opportunity Zone Revenue, International Paper Co. Project, Series A,		
5.50%, 9/01/31	20,000,000	21,125,800
6.50%, 9/01/32	10,000,000	11,439,400
5.80%, 5/01/34	7,000,000	7,843,080
		62,899,541
Missouri 0.3%		
Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Iatan 2 Project, Series A, 6.00%, 1/01/39	11,000,000	12,054,240
St. Louis Airport Revenue, Lambert-St. Louis International Airport, Series A-1,		
6.25%, 7/01/29	7,000,000	8,073,590
6.625%, 7/01/34	3,000,000	3,487,380
St. Louis County IDA Senior Living Facilities Revenue, Friendship Village Chesterfield, 5.00%, 9/01/42	7,000,000	6,893,670
		30,508,880
Nebraska 0.2%		
Omaha Public Power District Revenue, Refunding, Series A, 5.00%,		
2/01/37	3,250,000	3,616,308
2/01/42	14,000,000	15,456,840
		19,073,148
Nevada 1.0%		
Clark County ID Special Assessment,		
Local ID No. 128, The Summerlin Centre, Series A, 5.00%, 2/01/26	1,320,000	1,133,444
Local ID No. 128, The Summerlin Centre, Series A, 5.05%, 2/01/31	1,035,000	848,503
Local ID No. 142, Mountain's Edge Local Improvement, Refunding, 5.00%, 8/01/21	1,640,000	1,781,614
Local ID No. 151, Summerlin-Mesa, 5.00%, 8/01/20	740,000	651,637
Local ID No. 151, Summerlin-Mesa, 5.00%, 8/01/25	2,365,000	1,916,501
Clark County IDR, Southwest Gas Corp. Project, Series D, AMBAC Insured, 5.55%, 12/01/38	7,260,000	7,285,047
Henderson GO, Refunding, Series A, 4.00%,		
6/01/31	5,685,000	5,802,111
6/01/32	6,230,000	6,328,434
6/01/33	5,240,000	5,301,937
6/01/34	5,230,000	5,271,108
Henderson Health Care Facility Revenue, Catholic Healthcare West, Series A, 5.625%, 7/01/24	7,000,000	7,299,040
Henderson Local ID Special Assessment,		
No. T-4(C), Green Valley Properties, Refunding, Series A, 5.90%, 11/01/18	3,005,000	3,021,828
No. T-12, Limited Obligation Improvement, Lake Las Vegas NorthShore, Series A, 7.375%, 8/01/18	22,435,000	22,494,004
No. T-16, Limited Obligation Improvement, The Falls at Lake Las Vegas, 4.90%, 3/01/16	1,350,000	1,327,874

No. T-16, Limited Obligation Improvement, The Falls at Lake Las Vegas, 5.00%, 3/01/18	955,000	928,260
No. T-16, Limited Obligation Improvement, The Falls at Lake Las Vegas, 5.00%, 3/01/19	955,000	921,680
No. T-16, Limited Obligation Improvement, The Falls at Lake Las Vegas, 5.10%, 3/01/22	1,440,000	1,352,722
No. T-16, Limited Obligation Improvement, The Falls at Lake Las Vegas, 5.125%, 3/01/25	1,525,000	1,383,632
No. T-17, Limited Obligation Improvement, Madeira Canyon, 5.00%, 9/01/15	685,000	703,481
No. T-17, Limited Obligation Improvement, Madeira Canyon, 5.00%, 9/01/16	710,000	731,328
No. T-17, Limited Obligation Improvement, Madeira Canyon, 5.00%, 9/01/25	1,315,000	1,320,405
Las Vegas Local Improvement Bonds Special Assessment, Special ID No. 607, Providence, 6.25%, 6/01/24	4,650,000	4,789,500
Las Vegas Valley Water District GO, Series B, 5.00%, 6/01/37	8,000,000	8,827,680
Overton Power District No. 5 Special Obligation Revenue, 8.00%, 12/01/38	7,500,000	8,772,075
		100,193,845
New Hampshire 0.3%		
New Hampshire Health and Education Facilities Authority Revenue, Southern New Hampshire University, Refunding, 5.00%, 1/01/42	7,500,000	7,955,700
New Hampshire Higher Educational and Health Facilities Authority Revenue, Hillcrest Terrace, 7.50%, 7/01/24	12,750,000	12,760,327
New Hampshire State Business Finance Authority Revenue, Elliot Hospital Obligated Group, Series A, 6.125%, 10/01/39	5,000,000	5,611,750
		26,327,777
New Jersey 3.8%		
Hudson County Improvement Authority Solid Waste Systems Revenue, Refunding, Series A, 5.75%, 1/01/40	5,000,000	5,702,500
New Jersey EDA Lease Revenue, International Center for Public Health Project, University of Medicine and Dentistry, AMBAC Insured, 6.00%, 6/01/32	9,965,000	9,983,435
New Jersey EDA Revenue,		
Cigarette Tax, Pre-Refunded, 5.50%, 6/15/31	6,500,000	6,852,820
Cigarette Tax, Pre-Refunded, 5.75%, 6/15/34	10,000,000	10,568,500
first mortgage, Keswick Pines, Refunding, 5.75%, 1/01/24	1,525,000	1,513,029
Montclair State University Student Housing Project, Provident Group, Montclair Properties LLC, Series A, 5.875%, 6/01/42	5,000,000	5,638,100
New Jersey EDA Special Facility Revenue, Continental Airlines Inc. Project,		
4.875%, 9/15/19	20,000,000	20,614,400
5.125%, 9/15/23	16,000,000	17,127,360
5.25%, 9/15/29	37,900,000	40,213,795
New Jersey Health Care Facilities Financing Authority Revenue,		
Capital Appreciation, St. Barnabas Health Care System, Refunding, Series B, zero cpn., 7/01/33	57,680,000	21,182,980
Capital Appreciation, St. Barnabas Health Care System, Refunding, Series B, zero cpn., 7/01/34	52,330,000	18,221,306
South Jersey Hospital Issue, 5.00%, 7/01/46	6,000,000	6,138,540
St. Joseph's Healthcare System Obligated Group Issue, 6.625%, 7/01/38	25,000,000	28,501,500
New Jersey State Transportation Trust Fund Authority Revenue,		
Transportation Program, Series AA, 5.00%, 6/15/33	40,000,000	44,283,200
Transportation Program, Series AA, 5.00%, 6/15/38	37,500,000	40,911,375
Transportation System, Series A, 6.00%, 12/15/38	35,705,000	42,038,353
Transportation System, Series A, 5.00%, 6/15/42	24,910,000	26,723,199
Transportation System, Series A, Pre-Refunded, 6.00%, 12/15/38	19,295,000	24,423,032
Transportation System, Series B, 5.25%, 6/15/36	10,000,000	11,290,100
		381,927,524
New Mexico 1.5%		
Farmington PCR, Public Service Co. of New Mexico, San Juan Project, Refunding,		
Series B, 5.90%, 6/01/40	58,000,000	64,848,060
Series C, 5.90%, 6/01/40	18,435,000	20,611,621
Series D, 5.90%, 6/01/40	53,520,000	59,839,106
New Mexico State Hospital Equipment Loan Council Hospital Revenue, St. Vincent Hospital, Series A, Radian Insured, Pre-Refunded,		
5.25%, 7/01/30	4,360,000	4,781,612
5.00%, 7/01/35	3,470,000	3,787,713
		153,868,112
New York 6.8%		
Long Island Power Authority Electric System Revenue, General, Refunding, Series A, 6.00%, 5/01/33	12,500,000	14,700,125
MAC for City of Troy Revenue, Capital Appreciation, Series C, NATL Insured, zero cpn.,		
7/15/21	428,010	347,103
1/15/22	649,658	514,815
MTA Revenue, Transportation,		
Refunding, Series D, 5.25%, 11/15/40	10,000,000	10,973,100
Series A, 5.00%, 11/15/41	15,500,000	16,704,815
Series C, 5.00%, 11/15/41	14,000,000	15,080,380
Series F, 5.00%, 11/15/30	7,000,000	7,493,290

New York City GO,		
Refunding, Series H, 6.25%, 8/01/15	20,000	20,088
Refunding, Series H, 6.125%, 8/01/25	5,000	5,018
Series A, Sub Series A-1, 5.00%, 10/01/33	9,000,000	10,234,260
Series A, Sub Series A-1, 5.00%, 10/01/34	4,250,000	4,810,958
Series B, 5.00%, 8/01/30	6,270,000	7,229,247
Series D, Sub Series D-1, 5.00%, 10/01/34	9,550,000	10,693,135
Series F, 7.50%, 2/01/21	85,000	85,412
Series G, 7.50%, 2/01/22	10,000	10,048
New York City IDA Civic Facility Revenue,		
2002 Lycee Francais de New York Project, Series C, 6.80%, 6/01/28	5,000,000	5,063,100
Amboy Properties Corp. Project, Refunding, 6.75%, 6/01/20	5,045,000	5,044,697
New York City IDA Special Facility Revenue,		
American Airlines Inc., JFK International Airport Project, 7.625%, 8/01/25	31,860,000	36,561,580
American Airlines Inc., JFK International Airport Project, 7.75%, 8/01/31	15,000,000	17,295,600
British Airways PLC Project, 7.625%, 12/01/32	15,550,000	15,742,198
New York City Municipal Water Finance Authority Water and Sewer System Revenue, Series E, Pre-Refunded, 5.00%, 6/15/34	10,000,000	10,013,500
New York City Transitional Finance Authority Revenue, Future Tax Secured,		
Series C, Sub Series C-1, 5.00%, 11/01/26	14,745,000	17,464,273
Series C, Sub Series C-1, 5.00%, 11/01/27	12,455,000	14,672,862
Series D, Sub Series D-1, 5.00%, 11/01/38	41,310,000	46,170,121
New York Liberty Development Corp. Liberty Revenue,		
Second Priority, Bank of America Tower at One Bryant Park Project, Class 3, Refunding, 6.375%, 7/15/49	18,500,000	21,649,810
Seven World Trade Center Project, Refunding, 5.00%, 9/15/30	19,475,000	22,234,413
Seven World Trade Center Project, Refunding, 5.00%, 9/15/31	20,000,000	22,735,000
Seven World Trade Center Project, Refunding, 5.00%, 9/15/32	11,000,000	12,459,260
Seven World Trade Center Project, Refunding, 5.00%, 9/15/40	5,000,000	5,610,550
Seven World Trade Center Project, Refunding, 5.00%, 9/15/43	5,000,000	5,409,100
New York Liberty Development Corp. Revenue, Goldman Sachs Headquarters Issue, 5.25%, 10/01/35	65,000,000	75,337,600
New York State Dormitory Authority Revenues, Non-State Supported Debt, Orange Regional Medical Center,		
6.125%, 12/01/29	16,000,000	17,777,120
6.25%, 12/01/37	30,000,000	33,048,600
New York State Dormitory Authority State Personal Income Tax Revenue, General Purpose,		
Refunding, Series A, 5.00%, 6/15/31	12,500,000	14,346,125
Series B, 5.00%, 3/15/32	33,385,000	37,813,854
Series B, 5.00%, 3/15/42	25,000,000	27,553,500
Series E, 5.00%, 8/15/38	5,000,000	5,518,800
New York State Urban Development Corp. Revenue, State Personal Income Tax, Series A, 5.00%,		
3/15/34	11,920,000	13,256,351
3/15/35	12,515,000	13,872,752
3/15/36	13,140,000	14,518,386
Port Authority of New York and New Jersey Revenue, Consolidated, One Hundred Seventy-First Series, 4.00%,		
7/15/33	15,000,000	15,496,650
7/15/37	31,560,000	32,275,150
Port Authority of New York and New Jersey Special Obligation Revenue, Continental Airlines Inc., Eastern Project, La Guardia, 9.125%, 12/01/15	14,140,000	14,220,739
Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Revenue, Series B,		
5.00%, 6/01/32	1,675,000	1,791,279
5.25%, 6/01/37	700,000	750,225
Utica IDA Civic Facility Revenue, Utica College Civic Facility,		
6.75%, 12/01/21	1,160,000	1,173,758
6.85%, 12/01/31	2,000,000	2,024,400
		677,803,147
North Carolina 0.3%		
Albemarle Hospital Authority Health Care Facilities Revenue, Refunding, 5.25%, 10/01/27	4,500,000	4,675,680
Columbus County Industrial Facilities and PCFA Revenue, International Paper Co. Projects,		
Recovery Zone Facility Bonds, Series B, 6.25%, 11/01/33	4,000,000	4,530,520
Series A, 6.25%, 11/01/33	1,300,000	1,472,419
North Carolina Medical Care Commission Health Care Facilities Revenue, Pennybyrn at Maryfield Project, Series A,		
5.75%, 10/01/23	3,625,000	3,678,868
6.00%, 10/01/23	2,500,000	2,550,675
5.65%, 10/01/25	2,000,000	2,016,680
6.125%, 10/01/35	12,250,000	12,397,735

Franklin Tax-Free Trust

Statement of Investments, May 31, 2013 (unaudited) *(continued)*

North Carolina Medical Care Commission Retirement Facilities Revenue, first mortgage, The United Methodist Retirement Homes Project, Refunding, Series C,		
5.25%, 10/01/24	920,000	945,824
5.50%, 10/01/32	1,600,000	1,638,704
		33,907,105
Ohio 2.5%		
American Municipal Power-Ohio Inc. Revenue, Fremont Energy Center Project, Series B, 5.00%,		
2/15/37	30,000,000	32,665,800
2/15/42	36,000,000	38,811,600
Bowling Green Student Housing Revenue, CFP I LLC, State University Project, 6.00%, 6/01/45	12,500,000	13,810,625
Buckeye Tobacco Settlement Financing Authority Revenue, Asset-Backed,		
Senior Capital Appreciation Turbo Term Bond, Series A-3, 6.25%, 6/01/37	15,000,000	14,285,400
Senior Current Interest Turbo Term Bond, Series A-2, 5.875%, 6/01/30	22,500,000	20,848,275
Senior Current Interest Turbo Term Bond, Series A-2, 5.75%, 6/01/34	5,000,000	4,510,350
Butler County Hospital Facilities Revenue, UC Health, 5.50%, 11/01/40	10,000,000	11,020,200
Cleveland-Cuyahoga County Port Authority Development Lease Revenue, Administrative Headquarters Project, 5.00%,		
7/01/33	5,000,000	5,737,850
7/01/37	6,000,000	6,801,180
Hamilton County Healthcare Revenue, Life Enriching Communities Project, Series A,		
6.50%, 1/01/41	4,970,000	5,561,082
6.625%, 1/01/46	2,500,000	2,834,175
JobsOhio Beverage System Statewide Liquor Profits Revenue, senior lien, Series A, 5.00%, 1/01/38	21,060,000	23,107,032
Kent State University Revenues, General Receipts, Series A, 5.00%, 5/01/42	11,000,000	12,006,390
Little Miami Local School District GO, School Improvement, Refunding, 6.875%, 12/01/34	5,860,000	6,535,482
Miami County Hospital Facilities Revenue, Refunding and Improvement, Upper Valley Medical Center, 5.25%, 5/15/26	2,750,000	2,871,715
Ohio State Air Quality Development Authority Revenue, Environmental Improvement, Buckeye Power Inc. Project, 6.00%, 12/01/40	15,000,000	16,377,150
Scioto County Hospital Revenue, Southern Ohio Medical Center, Refunding, 5.75%, 2/15/38	17,000,000	18,208,190
Southeastern Port Authority Hospital Facilities Revenue, Memorial Health System, Refunding and Improvement, 6.00%, 12/01/42	8,000,000	8,808,080
Toledo Lucas County Port Authority Airport Revenue, Bax Global Project, Refunding, Series 1, 6.25%, 11/01/13	800,000	808,536
		245,609,112
Oklahoma 0.1%		
Tulsa Industrial Authority Revenue, Refunding, NATL Insured, 5.00%, 10/01/31	5,325,000	5,817,882
Oregon 0.1%		
Oregon Health and Science University Revenue, Series A, 5.75%, 7/01/39	5,000,000	5,860,950
Salem Hospital Facility Authority Revenue, Capital Manor Inc., Refunding,		
5.00%, 5/15/22	1,000,000	1,049,980
5.75%, 5/15/27	1,000,000	1,077,440
5.625%, 5/15/32	1,000,000	1,056,410
6.00%, 5/15/42	1,600,000	1,717,792
6.00%, 5/15/47	2,000,000	2,141,260
		12,903,832
Pennsylvania 2.0%		
Allegheny County Higher Education Building Authority University Revenue, Carlow University Project, Refunding,		
6.75%, 11/01/31	1,215,000	1,374,530
7.00%, 11/01/40	2,000,000	2,259,940
Delaware County IDAR, Resource Recovery Facility, Refunding, Series A,		
6.10%, 7/01/13	7,875,000	7,887,206
6.20%, 7/01/19	17,525,000	17,540,071
Lancaster County Hospital Authority Revenue, Brethren Village Project, Series A,		
6.375%, 7/01/30	1,000,000	1,068,250
6.50%, 7/01/40	3,000,000	3,194,460
Northampton County General Purpose Authority Hospital Revenue, St. Luke's Hospital Project, Series A, 5.50%, 8/15/40	15,000,000	15,936,600
Pennsylvania State Economic Development Financing Authority Exempt Facilities Revenue, Allegheny Energy Supply Co., LLC Project, 7.00%, 7/15/39	60,000,000	71,388,000
Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Revenue, Waste Management Inc. Project, 1.75%, 12/01/33	3,000,000	3,052,200
Pennsylvania State Economic Development Financing Authority Water Facilities Revenue, Aqua Pennsylvania Inc. Project, Series B, 5.00%, 12/01/43	7,500,000	8,097,000
Pennsylvania State Turnpike Commission Turnpike Revenue,		
Capital Appreciation, Series C, AGMC Insured, zero cpn. to 6/01/16, 6.25% thereafter, 6/01/33	5,000,000	5,209,050
Motor License Fund Enhanced Turnpike, sub. bond, Series B, 5.00%, 12/01/37	5,000,000	5,436,850

Motor License Fund-Enhanced Turnpike, sub. bond, Series B, 5.00%, 12/01/42	11,500,000	12,372,390
sub. bond, Series B, 5.75%, 6/01/39	20,000,000	22,332,200
Philadelphia Hospitals and Higher Education Facilities Authority Revenue, Temple University Health System Obligated Group,		
Refunding, Series B, 5.50%, 7/01/26	10,000,000	10,635,500
Series A, 5.625%, 7/01/42	10,000,000	10,668,800
		198,453,047
Rhode Island 0.1%		
Rhode Island State Health and Educational Building Corp. Revenue, Hospital Financing, Lifespan Obligated Group Issue,		
Refunding, NATL Insured, 5.75%, 5/15/23	405,000	405,583
Series A, 7.00%, 5/15/39	8,200,000	9,485,104
Tobacco Settlement FICO Revenue, Asset-Backed, Series B, zero cpn., 6/01/52	90,000,000	1,833,300
		11,723,987
South Carolina 0.7%		
Dorchester County School District No. 002 Installment Purchase Revenue, Growth Remedy Opportunities Tax Hike, Pre-Refunded, 5.25%, 12/01/29	16,500,000	17,694,435
Greenville County School District Installment Purchase Revenue, Building Equity Sooner Tomorrow, Pre-Refunded, 5.00%, 12/01/28	10,000,000	10,702,400
Lancaster Educational Assistance Program Inc. Revenue, School District of Lancaster County Project, Pre-Refunded, 5.00%, 12/01/26	15,015,000	16,057,942
SCAGO Educational Facilities Corp. for Calhoun School District Revenue, School District of Calhoun County Project, Radian Insured, 5.00%, 12/01/26	7,540,000	7,845,521
SCAGO Educational Facilities Corp. for Williamsburg School District Revenue, School District of Williamsburg County Project, Refunding, Radian Insured, 5.00%, 12/01/31	2,000,000	2,086,360
South Carolina Jobs EDA Student Housing Revenue, Coastal Housing Foundation LLC Project, Series A, 6.50%, 4/01/42	10,000,000	11,806,100
		66,192,758
Tennessee 0.8%		
Johnson City Health and Educational Facilities Board Hospital Revenue,		
Capital Appreciation, first mortgage, Refunding, Series A, NATL Insured, zero cpn., 7/01/27	19,365,000	9,731,494
Capital Appreciation, first mortgage, Refunding, Series A, NATL Insured, zero cpn., 7/01/28	19,400,000	9,175,230
first mortgage, Mountain States Health, Refunding, Series A, NATL Insured, zero cpn., 7/01/29	19,365,000	8,633,304
first mortgage, Mountain States Health, Refunding, Series A, NATL Insured, zero cpn., 7/01/30	19,370,000	8,063,150
Knox County Health Educational and Housing Facility Board Hospital Revenue, Covenant Health, Refunding and Improvement, Series A, zero cpn.,		
1/01/37	12,760,000	3,875,212
1/01/39	13,755,000	3,637,097
Knox County Health Educational and Housing Facility Board Revenue, University Health System Inc., Refunding, 5.25%, 4/01/36	23,475,000	24,665,652
Memphis-Shelby County Airport Authority Airport Revenue, Refunding, Series B, 5.75%,		
7/01/23	5,000,000	5,957,950
7/01/24	3,500,000	4,153,275
		77,892,364
Texas 7.6%		
Angelina and Neches River Authority Waste Disposal Revenue, Temple-Inland Forest Products Corp. Project, 6.95%, 5/01/23	1,750,000	1,790,705
Austin Convention Enterprises Inc. Convention Center Hotel Revenue, first tier, Refunding, Series B, 5.75%, 1/01/34	15,750,000	16,556,715
Brazos County Health Facilities Development Corp. Franciscan Services Corp. Revenue, Obligated Group, St. Joseph Regional Health Center, 5.50%, 1/01/38	5,250,000	5,485,515
Cameron County GO, State Highway 550 Project, 5.00%, 2/15/38	7,500,000	8,166,450
Capital Area Cultural Education Facilities Finance Corp. Revenue, The Roman Catholic Diocese of Austin, Series B, 6.125%, 4/01/45	10,000,000	11,333,700
Central Texas Regional Mobility Authority Revenue,		
Capital Appreciation, Refunding, zero cpn., 1/01/35	3,000,000	958,440
Capital Appreciation, Refunding, zero cpn., 1/01/37	2,500,000	710,325
Capital Appreciation, Refunding, zero cpn., 1/01/38	2,405,000	644,732
Capital Appreciation, Refunding, zero cpn., 1/01/39	2,545,000	645,056
senior lien, Refunding, 5.75%, 1/01/25	2,350,000	2,778,946
senior lien, Refunding, 6.00%, 1/01/41	7,925,000	9,181,271
senior lien, Refunding, 6.25%, 1/01/46	24,340,000	28,545,952
Comal ISD, GO, Refunding, Series A, PSF Guarantee, 4.00%, 2/01/31	10,500,000	11,109,945
Corpus Christi Utility System Revenue, junior lien,		
Improvement, 5.00%, 7/15/37	5,000,000	5,519,000
Refunding, 5.00%, 7/15/42	14,860,000	16,079,114

Dallas-Fort Worth International Airport Revenue, Joint Improvement,		
Refunding, Series C, 5.00%, 11/01/45	25,250,000	27,055,122
Series A, 5.00%, 11/01/42	12,000,000	12,945,600
Series A, 5.00%, 11/01/45	50,000,000	53,573,000
Fort Bend Grand Parkway Toll Road Authority Limited Contract Tax Toll Revenue, sub. lien,		
5.00%, 3/01/37	5,000,000	5,620,300
4.00%, 3/01/46	8,000,000	7,927,440
Harris County Health Facilities Development Corp. Hospital Revenue, Memorial Hermann Healthcare System, Series B, Pre-Refunded, 7.25%, 12/01/35	13,500,000	17,918,955
Houston Airport System Revenue, Special Facilities, Continental Airlines Inc. Terminal E Project, Series E, 6.75%,		
7/01/21	35,095,000	35,251,524
7/01/29	31,520,000	31,637,570
Lufkin Health Facilities Development Corp. Health System Revenue, Memorial Health System of East Texas, Refunding, 6.25%, 2/15/37	5,000,000	5,474,250
Matagorda County Navigation District No. 1 PCR, Central Power and Light Co. Project, Refunding, Series A, 6.30%, 11/01/29	10,000,000	11,609,700
Matagorda County Navigation District No. 1 Revenue, CenterPoint Energy Houston Electric LLC Project, Refunding, 5.60%, 3/01/27	12,000,000	12,298,440
Midland County Fresh Water Supply District No. 1 Revenue, Midland Project, Refunding, Series A, 5.00%, 9/15/40	5,000,000	5,568,550
North East ISD, GO, Refunding, PSF Guarantee, 5.25%, 2/01/30	7,635,000	9,734,625
North Texas Tollway Authority Revenue,		
Special Projects System, Capital Appreciation, first tier, Refunding, Series I, zero cpn. to 1/01/15, 6.50% thereafter, 1/01/43	25,000,000	27,253,750
Special Projects System, Capital Appreciation, Series B, zero cpn., 9/01/37	7,500,000	2,123,850
Special Projects System, Capital Appreciation, Series C, zero cpn. to 9/01/21, 6.75% thereafter, 9/01/45	25,000,000	20,217,000
Special Projects System, Capital Appreciation, Series C, zero cpn. to 9/01/23, 7.00% thereafter, 9/01/43	10,000,000	7,193,800
System, first tier, Refunding, Series A, 5.625%, 1/01/33	1,000,000	1,120,430
System, first tier, Refunding, Series A, 6.25%, 1/01/39	12,500,000	14,246,500
System, first tier, Refunding, Series A, 5.75%, 1/01/48	30,000,000	33,175,200
System, first tier, Refunding, Series B, 5.00%, 1/01/38	10,000,000	10,762,500
System, first tier, Refunding, Series B, 5.75%, 1/01/40	11,680,000	13,074,242
System, first tier, Refunding, Series K, Sub Series K-2, 6.00%, 1/01/38	15,000,000	16,923,600
System, second tier, Refunding, Series F, 5.75%, 1/01/38	20,000,000	21,992,000
Red River Health Facilities Development Corp. First Mortgage Revenue,		
Eden Home Project, 7.25%, 12/15/42	11,000,000	11,570,020
Wichita Falls Retirement Foundation Project, Refunding, 5.50%, 1/01/32	1,500,000	1,561,260
Wichita Falls Retirement Foundation Project, Refunding, 5.125%, 1/01/41	2,000,000	2,015,800
San Antonio Public Facilities Corp. Lease Revenue, Refunding and Improvement, Convention Center Refinancing and Expansion Project, 4.00%,		
9/15/33	13,910,000	14,016,690
9/15/35	4,365,000	4,345,663
9/15/42	41,000,000	39,356,720
Tarrant County Cultural Education Facilities Finance Corp. Revenue, Texas Health Resources System, Refunding, 5.00%, 11/15/40	15,225,000	16,699,541
Texas State GO, Transportation Commission, Highway Improvement, Series A, 5.00%,		
4/01/31	7,500,000	8,820,075
4/01/32	8,000,000	9,299,120
4/01/33	7,500,000	8,636,025
Texas State Municipal Gas Acquisition and Supply Corp. III Gas Supply Revenue, 5.00%,		
12/15/31	25,560,000	27,234,436
12/15/32	17,515,000	18,591,647
Texas State Municipal Power Agency Revenue, sub. lien, Transmission, Refunding, 5.00%, 9/01/40	15,250,000	16,397,715
Texas State Transportation Commission Turnpike System Revenue, first tier, Refunding, Series A, 5.00%, 8/15/41	10,000,000	10,683,100
Texas State Turnpike Authority Central Turnpike System Revenue, Capital Appreciation, AMBAC Insured, zero cpn., 8/15/32	51,000,000	16,445,970
Tyler Health Facilities Development Corp. Hospital Revenue,		
East Texas Medical Center Regional Healthcare System Project, Refunding and Improvement, Series A, 5.375%, 11/01/37	8,000,000	8,430,080
Mother Frances Hospital Regional Health Care Center Project, Series B, 5.00%, 7/01/37	2,500,000	2,635,275
United ISD, GO, PSF Guarantee, 5.00%, 8/15/34	12,000,000	13,708,200
Wood County Central Hospital District Hospital Revenue, East Texas Medical Center Quitman Project, 6.00%, 11/01/41	9,350,000	10,702,103
		765,353,254
Virginia 1.0%		
Fairfax County EDA Facility Revenue, Community Services Facilities Project, Series A, 4.50%, 3/01/42	16,980,000	17,851,074
Peninsula Ports Authority Coal Terminal Revenue, Dominion Terminal Associates Project, Refunding, 6.00%, 4/01/33	9,500,000	9,605,640

Tobacco Settlement FICO Revenue,		
Asset-Backed, Pre-Refunded, 5.50%, 6/01/26	2,245,000	2,374,020
Capital Appreciation, Second Subordinate, Refunding, Series D, zero cpn., 6/01/47	50,000,000	1,496,000
Virginia Small Business Financing Authority Revenue, Elizabeth River Crossings OPCO LLC Project, senior lien,		
6.00%, 1/01/37	20,000,000	22,276,800
5.50%, 1/01/42	13,500,000	14,444,055
Virginia State College Building Authority Educational Facilities Revenue, 21st Century College and Equipment Programs, Series B, 4.00%,		
2/01/27	20,355,000	22,008,844
2/01/28	10,000,000	10,717,600
		100,774,033
Washington 2.9%		
Douglas County PUD No. 1 Wells Hydroelectric Revenue, Refunding, Series B, NATL RE, FGIC Insured, 5.00%, 9/01/35	7,685,000	8,074,783
FYI Properties Lease Revenue, Washington State District Project, 5.50%,		
6/01/34	11,935,000	13,351,207
6/01/39	16,250,000	18,066,425
Greater Wenatchee Regional Events Center Public Facilities District Revenue, Refunding, Series A, 5.50%, 9/01/42	3,150,000	3,322,368
Ocean Shores Local ID No. 1 Tax Allocation, 7.25%, 2/01/31	15,535,000	19,728,673
Port of Seattle Revenue, intermediate lien, Refunding, Series B, 5.00%, 6/01/40	17,000,000	18,524,730
Skagit County Public Hospital District No. 1 Revenue, Skagit Valley Hospital, 5.75%,		
12/01/32	2,000,000	2,123,100
12/01/35	5,355,000	5,826,186
Snohomish County Public Hospital District No. 3 GO, Cascade Valley Hospital and Clinics, AMBAC Insured, 5.00%, 12/01/31	10,000,000	10,601,000
Washington State GO,		
Motor Vehicle Fuel Tax, Refunding, Series R-D, 4.00%, 7/01/28	15,575,000	16,574,292
Motor Vehicle Fuel Tax, Series B-1, 4.00%, 8/01/36	9,040,000	9,234,541
Motor Vehicle Fuel Tax, Series B-1, 5.00%, 8/01/40	13,375,000	14,867,383
Motor Vehicle Fuel Tax, Series B-1, 4.00%, 8/01/42	19,530,000	19,633,509
Various Purpose, Refunding, Series R-C, 5.00%, 7/01/26	34,715,000	41,039,726
Various Purpose, Series A, 4.00%, 8/01/31	6,000,000	6,285,780
Various Purpose, Series A, 4.00%, 8/01/36	19,290,000	19,780,545
Washington State Health Care Facilities Authority Revenue,		
Central Washington Health Services Assn., 7.00%, 7/01/39	8,500,000	9,798,035
Fred Hutchinson Cancer Research Center, Refunding, Series A, 6.00%, 1/01/33	7,500,000	8,331,150
Kadlec Medical Center, 5.00%, 12/01/42	3,000,000	3,089,910
Kadlec Medical Center, Refunding, Series A, Assured Guaranty, 5.00%, 12/01/30	4,000,000	4,144,840
Providence Health and Services, Series A, FGIC Insured, Pre-Refunded, 5.00%, 10/01/36	305,000	347,450
Virginia Mason Medical Center, Series B, ACA Insured, 6.00%, 8/15/37	30,000,000	32,631,900
Washington State Higher Education Facilities Authority Revenue, Whitworth University Project, Refunding, 5.625%, 10/01/40	5,235,000	5,696,622
		291,074,155
West Virginia 0.3%		
County Commission of Harrison County Solid Waste Disposal Revenue, Allegheny Energy Supply Co. LLC Harrison Station Project, Refunding, Series D, 5.50%, 10/15/37	14,745,000	15,530,761
Pleasants County PCR, County Commission, Series F, 5.25%, 10/15/37	16,250,000	17,282,038
		32,812,799
Wisconsin 0.5%		
Wisconsin Housing and EDA Home Ownership Revenue, Series E, 4.90%, 9/01/37	8,915,000	9,095,172
Wisconsin State General Fund Annual Appropriation Revenue, Series A, 6.00%, 5/01/33	15,000,000	17,910,900
Wisconsin State Health and Educational Facilities Authority Revenue,		
Fort Healthcare Inc. Project, 5.75%, 5/01/24	5,000,000	5,192,200
Thedacare Inc., AMBAC Insured, 5.00%, 12/15/30	9,530,000	9,886,899
Thedacare Inc., Series A, 5.50%, 12/15/38	5,000,000	5,484,250
Wisconsin State Public Finance Authority Revenue, Adams-Columbia Electric Cooperative, NATL Insured, 5.50%, 12/01/40	6,755,000	7,350,453
		54,919,874
Wyoming 0.3%		
Campbell County Solid Waste Facilities Revenue, Basin Electric Power Cooperative, Dry Fork Station Facilities, Series A, 5.75%, 7/15/39	5,500,000	6,233,535
West Park Hospital District Revenue, West Park Hospital Project, Series A, 7.00%, 6/01/40	5,500,000	6,690,200
Wyoming CDA Student Housing Revenue, CHF-Wyoming LLC, University of Wyoming Project,		
6.25%, 7/01/31	600,000	666,102
6.50%, 7/01/43	1,600,000	1,774,544

Wyoming Municipal Power Agency Power Supply Revenue, Series A,		
5.50%, 1/01/28	1,350,000	1,514,619
5.50%, 1/01/33	2,360,000	2,642,398
5.50%, 1/01/38	2,810,000	3,142,395
5.00%, 1/01/42	1,000,000	1,047,950
5.375%, 1/01/42	2,750,000	3,041,912
		26,753,655
U.S. Territories 8.3%		
Guam 1.0%		
Guam Government Department of Education COP, John F. Kennedy High School, Series A,		
6.625%, 12/01/30	5,065,000	5,401,316
6.875%, 12/01/40	4,000,000	4,303,400
Guam Government GO,		
Refunding, Series A, 5.125%, 11/15/27	7,270,000	7,193,011
Refunding, Series A, 5.25%, 11/15/37	37,000,000	37,085,840
Series A, 6.00%, 11/15/19	8,000,000	8,558,480
Series A, 6.75%, 11/15/29	10,000,000	11,087,100
Series A, 7.00%, 11/15/39	15,000,000	16,748,550
Guam Government Waterworks Authority Water and Wastewater System Revenue,		
6.00%, 7/01/25	4,000,000	4,134,880
5.875%, 7/01/35	8,000,000	8,230,960
5.625%, 7/01/40	4,000,000	4,198,200
		106,941,737
Northern Mariana Islands 0.1%		
Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Senior Series A, 6.60%, 3/15/28	6,520,000	6,502,787
Puerto Rico 6.6%		
Children's Trust Fund Tobacco Settlement Revenue, Asset-Backed Bonds, Refunding,		
5.50%, 5/15/39	11,500,000	11,597,750
5.625%, 5/15/43	4,000,000	4,012,240
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien,		
Refunding, Series A, 5.75%, 7/01/37	17,265,000	17,618,587
Series A, 6.00%, 7/01/38	5,575,000	5,713,985
Series A, 6.00%, 7/01/44	12,420,000	12,669,021
Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series A,		
5.50%, 7/01/26	24,450,000	24,727,263
5.75%, 7/01/28	32,125,000	33,153,964
5.50%, 7/01/39	33,000,000	33,303,270
5.75%, 7/01/41	15,000,000	15,280,200
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, NATL Insured, 5.50%, 7/01/28	10,000,000	10,470,500
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue, Refunding, Series N, FGIC Insured, 5.25%, 7/01/39	7,500,000	7,343,250
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Refunding, Series C, AMBAC Insured, 5.50%, 7/01/26	4,950,000	5,023,607
Puerto Rico Electric Power Authority Power Revenue,		
Refunding, Series A, 5.00%, 7/01/29	4,250,000	4,194,410
Refunding, Series A, 5.00%, 7/01/42	26,990,000	25,679,905
Refunding, Series VV, NATL RE, FGIC Insured, 5.25%, 7/01/32	8,500,000	8,550,660
Series TT, 5.00%, 7/01/32	18,220,000	17,781,809
Series WW, 5.50%, 7/01/38	4,125,000	4,155,608
Series XX, 5.75%, 7/01/36	8,620,000	8,871,532
Series XX, 5.25%, 7/01/40	48,125,000	47,847,800
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	11,865,000	11,865,237
Puerto Rico PBA Guaranteed Revenue, Government Facilities,		
Refunding, Series U, 5.25%, 7/01/42	22,500,000	21,750,750
Series S, 6.00%, 7/01/41	15,000,000	15,571,950
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B, 5.50%, 8/01/31	93,125,000	92,694,762
Puerto Rico Sales Tax FICO Sales Tax Revenue,		
Capital Appreciation, first subordinate, Refunding, Series C, zero cpn., 8/01/39	18,130,000	3,921,882
Capital Appreciation, first subordinate, Series A, zero cpn., 8/01/34	4,000,000	1,205,640
Capital Appreciation, first subordinate, Series A, zero cpn., 8/01/35	4,930,000	1,389,028
Capital Appreciation, first subordinate, Series A, zero cpn. to 8/01/16, 6.75% thereafter, 8/01/32	53,000,000	54,905,880
Capital Appreciation, first subordinate, Series A, zero cpn. to 8/01/19, 6.25% thereafter, 8/01/33	36,500,000	29,756,625
Capital Appreciation, first subordinate, Series C, zero cpn., 8/01/37	15,000,000	3,716,850

Capital Appreciation, Series A, zero cpn., 8/01/33	29,950,000	9,647,793
Capital Appreciation, Series C, zero cpn., 8/01/38	30,000,000	6,948,300
first subordinate, Refunding, Series A, Sub Series A-1, 5.00%, 8/01/43	10,000,000	10,173,600
first subordinate, Series A, 5.50%, 8/01/42	61,560,000	64,954,418
first subordinate, Series C, 5.50%, 8/01/40	25,000,000	26,529,000
Senior Series C, 5.25%, 8/01/40	7,150,000	7,694,186
		660,721,262
U.S. Virgin Islands 0.6%		
Virgin Islands PFAR,		
Matching Fund Loan Note, Series A, 5.00%, 10/01/32	7,000,000	7,828,730
senior lien, Capital Projects, Series A-1, 5.00%, 10/01/24	555,000	612,748
senior lien, Refunding, Series B, 5.00%, 10/01/25	1,500,000	1,650,660
sub. lien, Refunding, Series C, 5.00%, 10/01/19	9,145,000	10,342,629
sub. lien, Refunding, Series C, 5.00%, 10/01/22	10,000,000	11,082,800
Virgin Islands Matching Fund Loan Note, Diageo Project, Series A, 6.625%, 10/01/29	18,380,000	20,863,689
Virgin Islands Matching Fund Loan Note, sub. lien, Working Capital, Refunding, Series B, 5.25%, 10/01/29	5,750,000	6,426,200
		58,807,456
Total U.S. Territories		832,973,242
Total Municipal Bonds before Short Term Investments (Cost $9,051,969,451)		9,832,970,905
Short Term Investments 1.1%		
Municipal Bonds 1.1%		
Arizona 0.2%		
[e]Maricopa County PCC, PCR, Arizona Public Service Co. Palo Verde Project, Refunding, Series B, Daily VRDN and Put, 0.07%, 5/01/29	14,200,000	14,200,000
Connecticut 0.0%[†]		
[e]Connecticut State HFA Housing Mortgage Finance Program Revenue, Refunding, Sub Series C-2, Daily VRDN and Put, 0.08%, 11/15/36	3,500,000	3,500,000
Florida 0.1%		
[e]Florida State Municipal Power Agency Revenue, All-Requirements Power Supply Project, Refunding, Series C, Daily VRDN and Put, 0.12%, 10/01/35	5,000,000	5,000,000
Georgia 0.3%		
[e]Burke County Development Authority PCR, Georgia Power Co. Plant Voltage Project, Refunding, First Series, Daily VRDN and Put, 0.09%, 7/01/49	29,500,000	29,500,000
Illinois 0.2%		
[e]Illinois State Finance Authority Revenue, Various Insured OSF Healthcare System, Refunding, Series F, AGMC Insured, Weekly VRDN and Put, 0.38%, 11/15/37	21,500,000	21,500,000
North Carolina 0.1%		
[e]The Charlotte-Mecklenburg Hospital Authority Health Care System Revenue, Carolinas HealthCare System, Refunding, Series B, Daily VRDN and Put, 0.06%, 1/15/38	8,000,000	8,000,000
Oregon 0.0%[†]		
[e]Oregon State Health Housing Educational and Cultural Facilities Authority Revenue, Peacehealth, Daily VRDN and Put, 0.07%, 12/01/15	1,400,000	1,400,000
Tennessee 0.2%		
[e]Blount County PBA Revenue, Local Government Public Improvement, Refunding, Series E-3-B, Daily VRDN and Put, 0.11%, 6/01/31	18,165,000	18,165,000
[e]Knox County Health Educational and Housing Facility Board Hospital Revenue, Covenant Health, Refunding, Series A, Weekly VRDN and Put, 0.12%, 1/01/33	1,900,000	1,900,000
		20,065,000
Total Short Term Investments (Cost $103,165,000)		103,165,000

Franklin Tax-Free Trust

Statement of Investments, May 31, 2013 (unaudited) *(continued)*

Total Investments (Cost $9,155,134,451) 99.1%	9,936,135,905
Other Assets, less Liabilities 0.9%	95,157,734
Net Assets 100.0%	$ 10,031,293,639

† Rounds to less than 0.1% of net assets.

a Security has been deemed illiquid because it may not be able to be sold within seven days. At May 31, 2013, the aggregate value of these securities was $22,176,101, representing 0.22% of net assets.

b Defaulted security or security for which income has been deemed uncollectible.

c The bond pays interest and/or principal based upon the issuer's ability to pay, which may be less than the stated interest rate or principal paydown.

d Security purchased on a when-issued basis.

e Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

1915 Act - Improvement Bond Act of 1915
ACA - American Capital Access Holdings Inc.
AD - Assessment District
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
CDA - Community Development Authority/Agency
CDD - Community Development District
CDR - Community Development Revenue
CFD - Community Facilities District
CIFG - CDC IXIS Financial Guaranty
COP - Certificate of Participation
EDA - Economic Development Authority
EDC - Economic Development Corp.
EDR - Economic Development Revenue
ETM - Escrow to Maturity
FGIC - Financial Guaranty Insurance Co.
FHA - Federal Housing Authority/Agency
FICO - Financing Corp.
GO - General Obligation
HFA - Housing Finance Authority/Agency
HFAR - Housing Finance Authority Revenue
ID - Improvement District
IDA - Industrial Development Authority/Agency
IDAR - Industrial Development Authority Revenue
IDB - Industrial Development Bond/Board
IDBR - Industrial Development Board Revenue
IDR - Industrial Development Revenue
ISD - Independent School District
MAC - Municipal Assistance Corp.
MFR - Multi-Family Revenue
MTA - Metropolitan Transit Authority
NATL - National Public Financial Guarantee Corp.
NATL RE - National Public Financial Guarantee Corp. Reinsured
PBA - Public Building Authority
PCC - Pollution Control Corp.
PCFA - Pollution Control Financing Authority
PCR - Pollution Control Revenue
PFA - Public Financing Authority

Franklin Tax-Free Trust
Statement of Investments, May 31, 2013 (unaudited)

Franklin Insured Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 96.6%				
Alabama 3.5%				
Birmingham Airport Authority Airport Revenue, AGMC Insured, 5.50%, 7/01/40	$	20,000,000	$	22,526,200
Birmingham Waterworks Board Water Revenue, Series A, Assured Guaranty, 5.25%, 1/01/39		5,000,000		5,476,450
Chatom IDB Gulf Opportunity Zone Revenue, PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%,				
8/01/30		5,250,000		5,928,667
8/01/37		5,000,000		5,487,500
Houston County Health Care Authority Revenue, Series A, AMBAC Insured, 5.125%,				
10/01/24		5,855,000		6,098,509
10/01/25		6,065,000		6,299,352
Leeds Public Educational Building Authority Educational Facilities Revenue, Assured Guaranty, 5.125%, 4/01/38		10,865,000		11,651,626
Limestone County Water and Sewer Authority Water Revenue, AMBAC Insured, 5.00%, 12/01/35		9,100,000		9,414,769
Orange Beach Water Sewer and Fire Protection Authority Revenue, NATL Insured, Pre-Refunded, 5.00%, 5/15/35		3,665,000		3,996,463
Pell City GO, wts.,				
Refunding, XLCA Insured, 5.00%, 2/01/24		1,020,000		1,081,853
XLCA Insured, 5.00%, 2/01/34		5,195,000		5,357,448
Phenix City Water and Sewer Revenue, wts., Series A, AGMC Insured, 5.00%, 8/15/40		8,090,000		8,958,542
Tuscaloosa Public Educational Building Authority Student Housing Revenue, Ridgecrest Student Housing LLC, University of Alabama Ridgecrest Residential Project, Assured Guaranty, 6.75%, 7/01/38		5,000,000		5,751,550
University of Alabama at Birmingham Hospital Revenue, Refunding, Series A, AMBAC Insured, 5.00%, 9/01/41		5,000,000		5,125,750
				103,154,679
Alaska 0.4%				
Alaska Energy Authority Power Revenue, Bradley Lake Project, Refunding, NATL Insured, 6.25%, 7/01/21		5,000		5,019
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center Project, Assured Guaranty, 6.00%, 9/01/32		10,000,000		11,694,900
				11,699,919
Arizona 2.1%				
Arizona State COP, Department of Administration,				
Series A, AGMC Insured, 5.25%, 10/01/26		8,500,000		9,703,940
Series A, AGMC Insured, 5.25%, 10/01/28		10,000,000		11,317,300
Series A, AGMC Insured, 5.00%, 10/01/29		5,000,000		5,535,350
Series B, AGMC Insured, 5.00%, 10/01/27		8,000,000		8,886,320
Downtown Phoenix Hotel Corp. Revenue, Subordinate, Series B, NATL RE, FGIC Insured, 5.00%, 7/01/36		6,450,000		6,668,203
Maricopa County IDA Hospital System Revenue, Samaritan Health Services, Series A, NATL Insured, ETM, 7.00%, 12/01/16		300,000		339,078
Pima County Sewer System Revenue, Obligations, Assured Guaranty, 5.00%, 7/01/25		7,000,000		8,113,070
Tucson Water System Revenue, Series B, AGMC Insured, 5.00%, 7/01/32		12,000,000		13,105,800
				63,669,061
Arkansas 0.3%				
Benton Regional Public Water Authority Water Revenue, Refunding and Improvement, XLCA Insured, 5.00%, 10/01/35		5,230,000		5,526,855
University of Arkansas University Revenues, Various Facility, Fayetteville Campus, AMBAC Insured, 5.00%, 11/01/36		3,205,000		3,535,563
				9,062,418
California 7.9%				
California State GO,				
AMBAC Insured, Pre-Refunded, 5.00%, 2/01/33		4,525,000		4,559,164
Refunding, AMBAC Insured, 5.00%, 2/01/33		2,475,000		2,487,251
Refunding, NATL Insured, 5.00%, 10/01/32		20,000		20,048
Various Purpose, AGMC Insured, 6.00%, 4/01/38		30,000,000		35,691,000
Various Purpose, Refunding, NATL Insured, 4.75%, 3/01/35		20,855,000		21,891,076
California State Public Works Board Lease Revenue, Various Capital Projects,				
Series A, AGMC Insured, 5.00%, 4/01/28		13,030,000		14,387,335
Series A, AGMC Insured, 5.00%, 4/01/29		21,000,000		23,121,000
Series G-1, Assured Guaranty Insured, 5.25%, 10/01/24		5,000,000		5,796,150
California State University Revenue, Systemwide, Series A, AGMC Insured, 5.00%, 11/01/39		10,000,000		10,905,800
Colton Joint USD, GO, Election of 2008, Series A, Assured Guaranty, 5.375%, 8/01/34		10,000,000		11,247,700
East Side UHSD Santa Clara County GO, Election of 2008, Series B, Assured Guaranty, 5.25%, 8/01/35		23,800,000		25,474,806
Los Angeles USD, GO, Election of 2004, Series H, AGMC Insured, 5.00%, 7/01/32		32,565,000		36,272,525
Montebello USD, GO, Election of 2004, Series A-1, Assured Guaranty, 5.25%, 8/01/34		5,000,000		5,603,950
Oakland RDA Tax Allocation, Central District Redevelopment Project, Refunding, AMBAC Insured, 5.50%, 2/01/14		45,000		46,322
Richmond Joint Powers Financing Authority Revenue, Lease, Civic Center Project, Refunding, Assured Guaranty, 5.75%, 8/01/29		13,315,000		14,635,449

San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Refunding, Series A, NATL Insured, 5.25%, 1/15/30	4,000,000	4,000,040
San Jose RDA Tax Allocation, Merged Area, Refunding, Series D, Assured Guaranty, 5.00%, 8/01/22	10,000,000	10,586,900
Val Verde USD, COP, School Construction Project,		
Refunding, Series B, NATL RE, FGIC Insured, 5.00%, 1/01/35	1,680,000	1,682,453
Series B, FGIC Insured, Pre-Refunded, 5.00%, 1/01/35	820,000	879,056
Westlands Water District Revenue, Refunding, Series A, AGMC Insured, 5.00%,		
9/01/25	1,000,000	1,174,400
9/01/26	1,720,000	1,992,689
9/01/27	1,905,000	2,192,103
9/01/28	1,000,000	1,142,080
		235,789,297
Colorado 2.3%		
Colorado State Board of Governors University Enterprise System Revenue, Series A, NATL RE, FGIC Insured,		
5.00%, 3/01/37	1,350,000	1,447,727
Pre-Refunded, 5.00%, 3/01/37	8,650,000	10,009,780
Colorado State Health Facilities Authority Revenue,		
Catholic Health Initiatives, Series C-7, AGMC Insured, 5.00%, 9/01/36	20,000,000	21,276,000
Health Facility Authority, Hospital, Refunding, Series B, AGMC Insured, 5.25%, 3/01/36	10,000,000	10,871,500
Denver City and County Airport System Revenue, Series C, NATL Insured, ETM, 6.125%,		
11/15/25	3,590,000	4,748,349
11/15/25	4,410,000	4,422,745
Denver Convention Center Hotel Authority Revenue, senior bond, Refunding, XLCA Insured, 5.00%, 12/01/35	15,000,000	15,725,850
		68,501,951
Connecticut 0.2%		
Connecticut State Health and Educational Facilities Authority Revenue, Child Care Facilities Program, Series G, Assured Guaranty, 6.00%, 7/01/38	5,000,000	5,581,100
District of Columbia 0.7%		
District of Columbia Hospital Revenue, Children's Hospital Obligated Group, Sub Series 1, AGMC Insured, 5.45%, 7/15/35	19,325,000	20,719,299
Florida 7.7%		
Brevard County Local Option Fuel Tax Revenue, NATL RE, FGIC Insured, 5.00%,		
8/01/32	12,440,000	13,324,360
8/01/37	13,000,000	13,778,440
Broward County HFAR,		
5.65%, 11/01/22	405,000	405,421
5.70%, 11/01/29	225,000	225,180
Broward County School Board COP,		
NATL Insured, Pre-Refunded, 5.00%, 7/01/28	2,000,000	2,006,920
Series A, AGMC Insured, 5.00%, 7/01/30	2,000,000	2,140,160
Cape Coral Water and Sewer Revenue, AMBAC Insured, 5.00%, 10/01/36	2,000,000	2,179,080
Celebration CDD Special Assessment, Series B, NATL Insured, 5.50%, 5/01/19	130,000	130,481
Coral Gables Health Facilities Authority Hospital Revenue, Baptist Health South Florida Obligated Group, AGMC Insured, Pre-Refunded, 5.00%, 8/15/29	1,000,000	1,056,490
Dade County HFA, MFMR, Siesta Pointe Apartments, Series A, AGMC Insured, 5.75%, 9/01/29	1,890,000	1,891,569
Destin Capital Improvement Revenue, NATL Insured, 5.00%, 8/01/27	1,315,000	1,318,445
Florida Gulf Coast University FICO Capital Improvement Revenue, Housing Project, Series A, NATL Insured, 5.00%, 2/01/37	10,000,000	10,278,200
Florida HFAR, Spinnaker Cove Apartments, Series G, AMBAC Insured, 6.50%, 7/01/36	1,600,000	1,601,296
Florida HFC Revenue, Marina Bay Apartments, Series S, AGMC Insured, 5.85%, 2/01/41	1,070,000	1,070,760
Florida State Correctional Privatization Commission COP, Series B, AMBAC Insured, 5.00%, 8/01/25	2,000,000	2,088,580
Florida State Governmental Utility Authority Utility Revenue, Lehigh Utility, Refunding, AGMC Insured, 5.00%, 10/01/33	7,115,000	7,945,320
Hernando County School Board COP, NATL Insured, 5.00%, 7/01/30	1,150,000	1,195,206
Hillsborough County School Board COP, Master Lease Program, Refunding, Series A, NATL Insured, 5.00%, 7/01/26	1,670,000	1,796,619
Indian Trail Water Control District Improvement Revenue, NATL Insured, 5.75%, 8/01/16	675,000	677,646
Jacksonville Sales Tax Revenue, Better Jacksonville, NATL Insured, Pre-Refunded, 5.00%, 10/01/30	1,500,000	1,523,130
Lake County School Board COP, Series A, AMBAC Insured, 5.00%, 6/01/30	2,080,000	2,167,090
Lee County Airport Revenue, Refunding, AGMC Insured, 5.00%, 10/01/33	3,530,000	3,674,165
Lee Memorial Health System Hospital Revenue, Series A, AMBAC Insured, 5.00%,		
4/01/32	1,460,000	1,533,905
4/01/37	11,000,000	11,484,770
Leon County COP, AMBAC Insured, 5.00%, 7/01/25	8,935,000	9,596,905
Maitland CDA Revenue, AMBAC Insured, 5.00%, 7/01/34	2,595,000	2,775,742
Martin County Health Facilities Authority Hospital Revenue, Martin Memorial Medical Center, AGMC Insured, 5.50%, 11/15/42	3,800,000	4,139,606
Miami Beach Water and Sewer Revenue, AMBAC Insured, 5.00%, 9/01/30	3,000,000	3,004,260

Miami-Dade County Aviation Revenue, Miami International Airport, Hub of the Americas,		
Refunding, Series A, CIFG Insured, 5.00%, 10/01/38	1,625,000	1,718,681
Series B, NATL RE, FGIC Insured, 5.00%, 10/01/30	3,500,000	3,681,020
Miami-Dade County GO, Building Better Communities Program, NATL RE, FGIC Insured, 5.00%, 7/01/33	2,000,000	2,146,960
Miami-Dade County Public Facilities Revenue, Jackson Health System, Series A, NATL Insured, 5.00%, 6/01/31	1,650,000	1,679,023
Miami-Dade County School Board COP, Series A, NATL RE, FGIC Insured, 5.00%, 5/01/25	5,000,000	5,534,950
Miami-Dade County Transit Sales Surtax Revenue, AGMC Insured, 5.00%, 7/01/42	16,000,000	17,384,480
Orange County Health Facilities Authority Hospital Revenue, Orlando Regional Healthcare System, Refunding, Series B, AGMC Insured, 5.00%, 12/01/32	7,000,000	7,635,810
Orlando-Orange County Expressway Authority Revenue,		
Refunding, AGMC Insured, 5.00%, 7/01/25	9,040,000	10,505,474
Refunding, Series B, AGMC Insured, 5.00%, 7/01/25	17,710,000	20,819,522
Series B, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/35	20,000,000	20,069,200
Pasco County Guaranteed Entitlement Revenue, Refunding, AGMC Insured, 5.00%, 12/01/33	2,185,000	2,206,784
Pembroke Pines Public Improvement Revenue,		
Series A, AMBAC Insured, 5.00%, 10/01/29	2,000,000	2,050,600
Series B, AMBAC Insured, 5.00%, 10/01/34	2,000,000	2,049,040
Pinellas County Sewer Revenue, AGMC Insured,		
5.00%, 10/01/32	610,000	617,619
Pre-Refunded, 5.00%, 10/01/32	2,390,000	2,427,236
Polk County Public Facilities Revenue, NATL Insured, 5.00%, 12/01/33	2,000,000	2,165,260
Polk County Utility System Revenue, Series A, NATL RE, FGIC Insured, 5.00%, 10/01/30	1,000,000	1,044,690
Port Orange GO, NATL Insured, 5.00%, 4/01/33	1,755,000	1,912,371
Port St. Lucie Utility System Revenue, NATL Insured, 5.00%, 9/01/34	8,420,000	8,670,748
Sumter County School District Revenue, Multi-District Loan Program, AGMC Insured, ETM, 7.15%, 11/01/15	245,000	283,588
Sunrise Utilities System Revenue,		
AMBAC Insured, Pre-Refunded, 5.20%, 10/01/22	860,000	1,026,006
Refunding, AMBAC Insured, 5.20%, 10/01/22	1,140,000	1,296,112
Tampa-Hillsborough County Expressway Authority Revenue, Refunding, Series A, AGMC Insured, 5.00%,		
7/01/27	2,750,000	3,084,097
7/01/28	2,500,000	2,789,275
University of Central Florida Athletics Assn. Inc. COP, Series A, NATL RE, FGIC Insured, 5.00%,		
10/01/27	1,000,000	1,021,910
10/01/30	1,485,000	1,511,270
		230,341,472
Georgia 4.3%		
Albany Dougherty Payroll Development Authority Revenue, Darton College Project, Assured Guaranty, 5.75%, 6/15/41	5,550,000	6,336,435
Atlanta Airport Revenue, General, Series A, AGMC Insured, 5.00%, 1/01/40	9,215,000	10,202,387
Atlanta Water and Wastewater Revenue,		
AGMC Insured, 5.00%, 11/01/37	15,000,000	15,712,200
Refunding, Series B, AGMC Insured, 5.375%, 11/01/39	23,000,000	25,819,340
Series A, NATL RE, FGIC Insured, 5.00%, 11/01/29	4,750,000	4,755,700
Brunswick Water and Sewer Revenue, Improvement, NATL Insured, ETM, 6.10%, 10/01/14	1,055,000	1,099,521
Bulloch County Development Authority Student Housing Revenue, Georgia Southern University Housing Foundation Four, Assured Guaranty, 5.25%, 7/01/33	14,825,000	16,288,079
Cherokee County Water and Sewer Authority Revenue, NATL Insured, 6.90%, 8/01/18	15,000	15,043
Dahlonega Water and Wastewater Revenue, Series A, Assured Guaranty, 5.50%, 9/01/37	6,450,000	7,023,534
East Point Building Authority Revenue, Water and Sewer Project, Series A, XLCA Insured, 5.00%, 2/01/30	11,360,000	11,528,469
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate Foundation III LLC Project, Series A, Assured Guaranty, 5.00%, 6/15/38	9,250,000	9,817,580
Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare System Inc. Project, Refunding, AGMC Insured, 5.00%, 8/01/41	7,500,000	7,815,300
Savannah EDA Revenue, SSU Community Development I LLC Project, Series I, Assured Guaranty, 5.75%, 6/15/41	10,000,000	11,134,000
		127,547,588
Illinois 7.4%		
Chicago Board of Education GO,		
Dedicated, Series A, AGMC Insured, 5.00%, 12/01/42	20,000,000	21,113,200
Refunding, Series C, Assured Guaranty, 5.25%, 12/01/26	12,575,000	13,829,985
Chicago GO, Refunding, Series A, AGMC Insured, 5.00%,		
1/01/28	29,885,000	32,459,294
1/01/29	13,345,000	14,437,555
1/01/30	6,200,000	6,700,030
Chicago O'Hare International Airport Revenue,		
General, third lien, Series C, AGMC Insured, 5.25%, 1/01/35	26,635,000	29,697,226

Refunding, Series A, AGMC Insured, 5.00%, 1/01/28	24,915,000	27,601,335
Illinois State Finance Authority Revenue,		
Edward Hospital, Series A, AMBAC Insured, 5.50%, 2/01/40	4,000,000	4,324,680
Southern Illinois HealthCare, AGMC Insured, 5.375%, 3/01/35	8,500,000	9,100,950
Illinois State GO,		
AGMC Insured, 5.00%, 3/01/26	4,000,000	4,372,520
AGMC Insured, 5.00%, 3/01/27	11,500,000	12,508,435
Refunding, AGMC Insured, 5.00%, 1/01/23	10,000,000	10,849,200
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Project, Refunding, Series B, 5.00%, 12/15/28	15,000,000	17,102,400
Regional Transportation Authority Revenue, Series A, AMBAC Insured, 7.20%, 11/01/20	280,000	322,378
Saline Valley Conservancy District Waterworks Revenue, Saline Valley Conservancy District, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/41	7,000,000	7,295,610
St. Clair County School District No. 189 East St. Louis GO, Alternate Revenue Source, Refunding, AMBAC Insured, 5.125%, 1/01/28	7,135,000	7,491,465
		219,206,263
Indiana 0.5%		
Indiana Health and Educational Facility Financing Authority Revenue, Sisters of St. Francis Health Services Inc. Obligated Group, Refunding, Series E, AGMC Insured, 5.25%, 5/15/41	3,750,000	3,919,387
Indianapolis Local Public Improvement Bond Bank Revenue, Waterworks Project, Series A, Assured Guaranty, 5.50%, 1/01/38	8,650,000	9,500,295
		13,419,682
Kentucky 1.2%		
Kentucky Economic Development Finance Authority Health System Revenue, Norton Healthcare Inc.,		
Refunding, Series C, NATL Insured, 6.05%, 10/01/20	8,505,000	8,679,863
Series C, NATL Insured, Pre-Refunded, 6.05%, 10/01/20	4,255,000	4,375,374
Series C, NATL Insured, Pre-Refunded, 6.15%, 10/01/26	12,195,000	12,543,899
Kentucky State Municipal Power Agency Power System Revenue, Prairie State Project, Series A, NATL Insured, 5.00%, 9/01/37	10,000,000	10,761,200
		36,360,336
Louisiana 2.2%		
Lafayette Public Trust Financing Authority Revenue, Ragin' Cajun Facilities, Housing and Package Project, Assured Guaranty,		
5.00%, 10/01/25	5,500,000	5,984,110
5.50%, 10/01/41	15,000,000	16,197,600
Louisiana Local Government Environmental Facilities and CDA Revenue,		
LCTCS Facilities Corp. Project, Series B, Assured Guaranty, 5.00%, 10/01/26	2,750,000	2,970,660
Southeastern Louisiana University, Series A, AGMC Insured, 5.00%, 10/01/40	8,545,000	9,257,055
Louisiana State Citizens Property Insurance Corp. Assessment Revenue,		
Refunding, AGMC Insured, 5.00%, 6/01/24	5,250,000	5,874,330
Series C-2, Assured Guaranty, 6.75%, 6/01/26	21,000,000	25,613,280
		65,897,035
Maine 0.9%		
Maine Educational Loan Authority Student Loan Revenue, Series A-3, Assured Guaranty, 5.875%, 12/01/39	14,250,000	15,510,127
Maine State Health and Higher Educational Facilities Authority Revenue, Series C, AGMC Insured, 6.20%, 7/01/25	100,000	100,305
Portland Airport Revenue, General, AGMC Insured,		
5.25%, 1/01/35	3,000,000	3,243,570
5.00%, 1/01/40	6,000,000	6,368,520
		25,222,522
Maryland 1.0%		
Baltimore Convention Center Hotel Revenue, Senior Series A, XLCA Insured, 5.00%, 9/01/32	10,000,000	10,254,500
Baltimore Project Revenue, Water Projects, Refunding, Series A, NATL RE, FGIC Insured, 5.125%, 7/01/42	11,000,000	11,027,390
Maryland State Health and Higher Educational Facilities Authority Revenue,		
LifeBridge Health Issue, Refunding, Assured Guaranty, 5.00%, 7/01/34	9,000,000	9,571,230
University of Maryland Medical System, Series B, NATL RE, FGIC Insured, 7.00%, 7/01/22	195,000	239,487
		31,092,607
Massachusetts 1.9%		
Massachusetts State Development Finance Agency Revenue, Worcester Polytechnic Institute, NATL Insured, 5.00%, 9/01/47	25,050,000	26,245,135
Massachusetts State Health and Educational Facilities Authority Revenue,		
CareGroup Issue, Series A, NATL Insured, Pre-Refunded, 5.00%, 7/01/25	750,000	887,483
Emmanuel College Issue, NATL Insured, 5.00%, 7/01/37	21,685,000	22,640,875
Harvard Pilgrim Health, Series A, AGMC Insured, 5.00%, 7/01/18	3,000,000	3,005,430

Simmons College, Series C, NATL Insured, 5.125%, 10/01/28	4,260,000	4,269,287
		57,048,210
Michigan 6.3%		
Birmingham City School District GO, School Building and Site, AGMC Insured, Pre-Refunded, 5.00%, 11/01/33	8,135,000	8,681,591
Central Michigan University Revenue, General, Series A, AMBAC Insured, Pre-Refunded, 5.05%, 10/01/32	8,650,000	8,784,767
Detroit GO, Series A-1, NATL Insured, 5.00%, 4/01/21	12,390,000	11,384,551
Detroit Sewage Disposal System Revenue,		
second lien, Series B, NATL Insured, 5.00%, 7/01/36	15,000,000	15,156,750
senior lien, Refunding, Series A, AGMC Insured, 5.00%, 7/01/32	2,905,000	2,910,781
senior lien, Series B, AGMC Insured, 7.50%, 7/01/33	6,000,000	7,350,240
Detroit Water and Sewerage Department Sewage Disposal System Revenue, senior lien, Refunding, Series A, AGMC Insured, 5.00%, 7/01/39	10,000,000	10,391,400
Detroit Water Supply System Revenue,		
second lien, Series B, AGMC Insured, 7.00%, 7/01/36	5,000,000	5,928,650
senior lien, Series A, AGMC Insured, 5.00%, 7/01/34	7,040,000	7,155,878
senior lien, Series A, NATL Insured, 5.00%, 7/01/34	10,150,000	10,058,244
Jackson County Hospital Finance Authority Revenue, W.A. Foote Memorial Hospital, Refunding, Series C, Assured Guaranty, 5.00%, 6/01/26	15,000,000	16,229,550
Michigan State Building Authority Revenue, Refunding, Series IA,		
AGMC Insured, 5.00%, 10/15/36	28,895,000	31,034,964
NATL RE, FGIC Insured, 5.00%, 10/15/36	10,000,000	10,740,600
Michigan State Hospital Finance Authority Revenue,		
Hospital, Sparrow Obligated Group, Refunding, NATL Insured, 5.00%, 11/15/36	13,000,000	13,291,850
Trinity Health Credit Group, Series A, 6.50%, 12/01/33	25,000,000	29,425,500
Michigan State Strategic Fund Limited Obligation Revenue, Detroit Edison Co. Pollution Control Bonds Project, Refunding, Collateralized Series BB, AMBAC Insured, 7.00%, 5/01/21	250,000	320,923
		188,846,239
Minnesota 0.5%		
Minneapolis-St. Paul Metropolitan Airports Commission Airport Revenue, sub. bond, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/35	15,000,000	15,719,100
Minnesota Agricultural and Economic Development Board Revenue, Health Care System, Fairview Hospital and Healthcare Services, Refunding, Series A, NATL Insured, 5.75%, 11/15/26	180,000	180,531
		15,899,631
Mississippi 0.4%		
Mississippi Development Bank Special Obligation Revenue, Municipal Energy Agency, Series A, XLCA Insured, 5.00%, 3/01/36	10,915,000	11,172,048
Missouri 0.8%		
Bi-State Development Agency Missouri-Illinois Metropolitan District Mass Transit Sales Tax Revenue, Metrolink Cross County Extension Project, Assured Guaranty, 5.00%, 10/01/39	6,000,000	6,495,600
Missouri State Health and Educational Facilities Authority Health Facilities Revenue, St. Luke's Health System, Series B, AGMC Insured, 5.50%, 11/15/35	15,000,000	16,870,500
		23,366,100
Nebraska 0.1%		
Lancaster County Hospital Authority Revenue, Bryan Memorial Hospital Project No. 1, NATL Insured, ETM, 6.70%, 6/01/22	2,500,000	3,119,425
Nevada 1.1%		
Clark County GO, Series A, AMBAC Insured, 6.50%, 6/01/17	250,000	301,347
Clark County Passenger Facility Charge Revenue, Las Vegas, McCarran International Airport, Series A,		
AGMC Insured, 5.25%, 7/01/42	5,000,000	5,500,400
Assured Guaranty, 5.25%, 7/01/39	20,000,000	22,137,400
Reno Hospital Revenue, Washoe Medical Center, Refunding, Series C, AGMC Insured, 5.375%, 6/01/39	5,000,000	5,299,800
		33,238,947
New Hampshire 0.2%		
Manchester General Airport Revenue, General, Refunding, Series A, AGMC Insured, 5.125%, 1/01/30	6,000,000	6,476,940
New Jersey 4.1%		
Essex County Improvement Authority Revenue, Garden State Cancer Center Project, AMBAC Insured, 6.00%, 12/01/20	1,770,000	1,777,045
New Jersey EDA Revenue,		
Motor Vehicle Surcharge, Series A, NATL Insured, 5.00%, 7/01/29	3,450,000	3,579,409
Motor Vehicle Surcharge, Series A, NATL Insured, 5.00%, 7/01/34	21,250,000	22,000,975
Municipal Rehabilitation, Series A, AMBAC Insured, 5.00%, 4/01/28	4,000,000	4,007,880

New Jersey State Transportation Trust Fund Authority Revenue,		
Transportation Program, Series AA, AGMC Insured, 5.00%, 6/15/24	13,545,000	15,883,950
Transportation Program, Series AA, AGMC Insured, 5.00%, 6/15/25	22,500,000	25,997,175
Transportation Program, Series AA, AGMC Insured, 5.00%, 6/15/26	26,650,000	30,565,151
Transportation System, Series A, 6.00%, 12/15/38	9,620,000	11,326,396
Transportation System, Series A, Pre-Refunded, 6.00%, 12/15/38	5,380,000	6,809,843
New Jersey State Turnpike Authority Turnpike Revenue, Series C,		
AMBAC Insured, 6.50%, 1/01/16	35,000	39,828
AMBAC Insured, ETM, 6.50%, 1/01/16	20,000	23,052
AMBAC Insured, Pre-Refunded, 6.50%, 1/01/16	130,000	139,864
ETM, 6.50%, 1/01/16	15,000	17,268
		122,167,836
New York 8.8%		
Hudson Yards Infrastructure Corp. Revenue, Series A, AGMC Insured, 5.00%, 2/15/47	16,475,000	17,908,325
MTA Revenue,		
Refunding, Series D, AGMC Insured, 5.00%, 11/15/27	25,000,000	28,576,750
Refunding, Series D, AGMC Insured, 5.00%, 11/15/29	15,000,000	16,963,500
Transportation, Series A, AGMC Insured, 5.00%, 11/15/33	20,000,000	22,090,600
Transportation, Series B, NATL Insured, Pre-Refunded, 5.00%, 11/15/28	20,000,000	20,427,200
New York City Municipal Water Finance Authority Water and Sewer System Revenue,		
Refunding, Series AA, 5.00%, 6/15/44	21,550,000	23,495,750
Second Generation Resolution, Refunding, Series GG, 5.00%, 6/15/43	25,000,000	27,257,250
New York City Transitional Finance Authority Building Aid Revenue, Fiscal 2012, Series S-1, Sub Series S-1A, 5.25%, 7/15/37	25,000,000	28,178,000
New York City Transitional Finance Authority Revenue, Future Tax Secured,		
Series A, NATL RE, FGIC Insured, Pre-Refunded, 5.125%, 8/01/33	14,590,000	14,703,073
Series B, NATL Insured, Pre-Refunded, 5.00%, 8/01/32	2,230,000	2,246,658
New York State Dormitory Authority State Personal Income Tax Revenue, General Purpose, Refunding, Series D, 5.00%,		
2/15/37	7,000,000	7,786,450
2/15/40	20,000,000	22,089,000
2/15/42	12,900,000	14,206,899
New York State Thruway Authority Personal Income Tax Revenue, Transportation, Refunding, Series A, 5.00%, 3/15/32	7,720,000	8,693,260
Triborough Bridge and Tunnel Authority Revenues, Refunding,		
Series E, NATL Insured, 5.00%, 11/15/32	2,030,000	2,034,486
Sub Series A, Build America Mutual Assurance, 5.00%, 11/15/25	5,000,000	5,934,650
		262,591,851
North Carolina 1.5%		
Charlotte GO, Refunding, Series A, 5.00%,		
7/01/25	10,905,000	13,233,654
7/01/26	11,140,000	13,357,863
7/01/27	6,900,000	8,279,931
Raleigh Combined Enterprise System Revenue, 5.00%, 3/01/40	7,915,000	8,792,694
		43,664,142
North Dakota 1.1%		
Cass County Health Facilities Revenue, Health Care, Essentia Obligation, Series D, Assured Guaranty, 5.00%, 2/15/40	31,970,000	33,687,748
Ohio 3.1%		
Akron Income Tax Revenue, Community Learning Centers, Series A, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 12/01/33	5,000,000	5,116,700
Cleveland Airport System Revenue, Refunding, Series A, AGMC Insured, 5.00%,		
1/01/27	4,190,000	4,724,644
1/01/28	9,500,000	10,636,865
Hamilton County Healthcare Revenue, Christ Hospital Project, AGMC Insured, 5.00%, 6/01/42	22,500,000	23,106,375
Jefferson Area Local School District GO, School Facilities Construction and Improvement, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 12/01/31	4,085,000	4,461,147
Ohio State Higher Educational Facility Commission Revenue, Summa Health System, 2010 Project, Refunding, Assured Guaranty, 5.25%, 11/15/40	15,000,000	15,764,550
Ohio State Hospital Facility Revenue, University Hospital Health System, Refunding, Series A, AGMC Insured, 5.00%, 1/15/41	7,000,000	7,344,050
Olentangy Local School District GO, School Facilities Construction and Improvement, Series A, FGIC Insured, Pre-Refunded, 5.25%, 12/01/32	11,450,000	12,019,752
Reynoldsburg City School District GO, School Facilities Construction and Improvement, AGMC Insured, 5.00%, 12/01/31	4,000,000	4,196,280

Toledo City School District GO, School Facilities Improvement, Series B, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 12/01/32	4,000,000	4,093,360
		91,463,723
Oklahoma 0.0%†		
McGee Creek Authority Water Revenue, NATL Insured, 6.00%, 1/01/23	300,000	348,171
Oregon 0.2%		
Medford Hospital Facilities Authority Revenue, Asante Health System, Series A, Assured Guaranty, 5.00%, 8/15/40	4,935,000	5,227,942
Pennsylvania 5.0%		
Allegheny County GO, Series C-70, AGMC Insured, 5.00%, 12/01/37	15,000,000	16,248,600
Allegheny County Sanitary Authority Sewer Revenue, AGMC Insured, 5.00%,		
6/01/25	3,540,000	4,096,488
6/01/26	5,930,000	6,814,459
Bucks County Water and Sewer Authority Water System Revenue, AGMC Insured, 5.00%,		
12/01/33	5,500,000	6,170,010
12/01/37	10,520,000	11,637,645
12/01/41	5,110,000	5,605,772
Centre County Hospital Authority Hospital Revenue, Mount Nittany Medical Center Project, Assured Guaranty, Pre-Refunded,		
5.875%, 11/15/29	1,000,000	1,080,900
6.125%, 11/15/39	3,000,000	3,253,500
6.25%, 11/15/44	2,500,000	2,715,750
Delaware River Port Authority Revenue, Series D, AGMC Insured, 5.00%, 1/01/40	15,000,000	16,228,050
Lackawanna County GO, Series B, AGMC Insured, 5.00%, 9/01/35	7,500,000	7,728,975
Pennsylvania Convention Center Authority Revenue, Series A, FGIC Insured, ETM, 6.00%, 9/01/19	500,000	623,215
Pennsylvania State Public School Building Authority Lease Revenue, School District of Philadelphia Project, Refunding, Series B, AGMC Insured, 4.75%, 6/01/30	6,000,000	6,300,660
Pennsylvania State Turnpike Commission Turnpike Revenue,		
AGMC Insured, 6.00%, 12/01/41	10,000,000	11,212,200
Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.25%, 6/01/38	10,000,000	11,682,100
Series A, Assured Guaranty, 5.00%, 6/01/39	10,000,000	10,681,500
Philadelphia Gas Works Revenue, 1998 General Ordinance, Fourth Series, AGMC Insured, 5.00%, 8/01/32	4,000,000	4,010,880
Philadelphia Water and Wastewater Revenue, Series C, AGMC Insured, 5.00%, 8/01/40	7,000,000	7,687,120
Pittsburgh Water and Sewer Authority Revenue, FGIC Insured, ETM, 7.25%, 9/01/14	35,000	36,677
South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial Hospital, Refunding, Series B, Assured Guaranty, 5.375%, 7/01/35	15,000,000	16,163,400
		149,977,901
Rhode Island 1.3%		
Rhode Island State Clean Water Finance Agency Revenue, Cranston Wastewater Treatment System, NATL Insured, 5.80%, 9/01/22	7,785,000	7,793,408
Rhode Island State EDC Special Facility Revenue, first lien, Rhode Island Airport Corp. Project, CIFG Insured, 5.00%, 7/01/31	5,720,000	5,905,385
Rhode Island State Health and Educational Building Corp. Higher Education Facility Revenue, University of Rhode Island, Auxiliary Enterprise, Series B, AGMC Insured, 5.00%,		
9/15/30	7,535,000	8,316,380
9/15/35	4,500,000	4,884,975
9/15/40	10,270,000	11,019,607
Rhode Island State Health and Educational Building Corp. Revenue, Hospital Financing, Lifespan Obligated Group Issue, Refunding, NATL Insured, 5.75%, 5/15/23	100,000	100,144
		38,019,899
South Carolina 1.7%		
Piedmont Municipal Power Agency Electric Revenue, Refunding, NATL RE, FGIC Insured, 6.25%, 1/01/21	200,000	254,450
Richland County Hospital Facilities Revenue, Community Provider, Pooled Loan Program, Series A, AGMC Insured, ETM, 7.125%, 7/01/17	1,230,000	1,384,291
SCAGO Educational Facilities Corp. for Pickens School District Revenue, Installment Purchase, School District of Pickens County Project, AGMC Insured, 5.00%, 12/01/31	17,800,000	19,013,426
South Carolina Jobs EDA Hospital Revenue, Palmetto Health, Refunding, Series A, AGMC Insured, 5.00%, 8/01/35	20,000,000	20,855,000
Spartanburg Water System Revenue, Assured Guaranty, 5.00%, 6/01/39	6,000,000	6,740,760
Woodruff Roebuck Water District Water System Revenue, Improvement, Refunding, AGMC Insured, 5.00%, 6/01/40	3,000,000	3,329,820
		51,577,747
South Dakota 0.2%		
Brookings COP, Refunding, AMBAC Insured, 5.10%, 12/01/18	3,935,000	3,938,030

South Dakota Lease Revenue, Series A, AGMC Insured, 6.75%, 12/15/16	1,205,000	1,334,477
		5,272,507
Tennessee 0.3%		
Johnson City Health and Educational Facilities Board Hospital Revenue, Johnson City Medical Center Hospital, Improvement,		
Series C, NATL Insured, Pre-Refunded, 5.125%, 7/01/25	425,000	425,842
NATL Insured, ETM, 5.25%, 7/01/28	8,500,000	8,504,760
		8,930,602
Texas 8.3%		
Austin Electric Utility System Revenue, AGMC Insured, 5.00%,		
11/15/25	2,750,000	3,256,495
11/15/26	9,915,000	11,651,116
11/15/27	6,000,000	7,018,140
11/15/37	11,000,000	12,326,380
Coastal Bend Health Facilities Development Corp. Revenue, Series B, AMBAC Insured, ETM, 6.30%, 1/01/17	5,005,000	5,525,020
Corpus Christi Utility System Revenue, junior lien, Refunding, AGMC Insured, 5.00%,		
7/15/22	5,255,000	6,305,159
7/15/23	2,500,000	2,966,050
7/15/24	3,000,000	3,527,430
7/15/25	2,685,000	3,121,876
Denton County GO, Permanent Improvement, Refunding, 5.00%,		
7/15/30	10,000,000	11,527,700
7/15/31	12,000,000	13,791,360
Harris County Hospital District Revenue, senior lien, Refunding, Series A, NATL Insured, 5.25%, 2/15/37	10,250,000	10,844,192
Harris County Houston Sports Authority Revenue, senior lien, Series G, NATL Insured, 5.25%, 11/15/30	21,325,000	21,332,464
Laredo ISD Public Facility Corp. Lease Revenue, Series C, AMBAC Insured, 5.00%, 8/01/29	1,000,000	1,001,460
North Fort Bend Water Authority Water System Revenue, Assured Guaranty, 5.25%, 12/15/34	20,000,000	22,161,800
North Harris County Regional Water Authority Revenue, senior lien,		
NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 12/15/33	10,000,000	10,252,000
Refunding, Build America Mutual Assurance, 5.00%, 12/15/29	6,405,000	7,277,681
Refunding, Build America Mutual Assurance, 5.00%, 12/15/30	6,725,000	7,600,259
Refunding, Build America Mutual Assurance, 5.00%, 12/15/31	5,000,000	5,620,400
Refunding, Build America Mutual Assurance, 5.00%, 12/15/32	5,000,000	5,637,700
Palestine ISD, GO, School Building, Assured Guaranty, 5.50%, 2/15/39	12,530,000	14,067,306
Port Neches-Groves ISD, GO, School Building, Assured Guaranty, 5.00%, 2/15/34	11,375,000	12,557,772
San Antonio Airport System Revenue, Improvement, Passenger Facility Charge, sub. lien, Refunding and Improvement, AGMC Insured, 5.375%, 7/01/40	5,000,000	5,536,500
San Antonio Electric and Gas Revenue, Refunding, 5.25%, 2/01/24	23,000,000	28,712,740
Tarrant County Health Facilities Development Corp. Health Systems Revenue, Harris Methodist Health System, NATL Insured, ETM, 6.00%, 9/01/24	3,250,000	4,069,813
Texas State Transportation Commission Turnpike System Revenue, first tier, Refunding, Series A, AGMC Insured, 5.00%, 8/15/41	7,500,000	8,071,800
		245,760,613
Utah 0.0%†		
Provo Electric System Revenue, Series A, AMBAC Insured, ETM, 10.375%, 9/15/15	25,000	28,012
Virginia 0.6%		
Chesterfield County EDA Revenue, Bon Secours Health System Inc., Series C-2, Assured Guaranty, 5.00%, 11/01/42	8,000,000	8,439,840
Front Royal and Warren County IDA Lease Revenue, Series B, AGMC Insured, Pre-Refunded, 5.00%, 4/01/35	5,000,000	5,195,350
Middle River Regional Jail Authority Jail Facility Revenue, NATL Insured, 5.00%, 5/15/28	3,510,000	3,603,963
		17,239,153
Washington 1.5%		
King County Sewer Revenue,		
Refunding, Second Series, AGMC Insured, 5.00%, 1/01/36	5,000,000	5,487,400
Series A, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 1/01/35	6,420,000	6,442,406
Snohomish County PUD No. 1 Electric Revenue, Generation System, FGIC Insured, ETM, 6.65%, 1/01/16	3,375,000	3,691,001
Washington State Health Care Facilities Authority Revenue,		
MultiCare Health System, Series B, Assured Guaranty, 6.00%, 8/15/39	1,500,000	1,705,335
Providence Health and Services, Refunding, Series D, AGMC Insured, 5.25%, 10/01/33	18,000,000	19,954,260
Virginia Mason Medical Center, Series B, NATL Insured, 5.00%, 2/15/27	5,425,000	5,781,043
		43,061,445
West Virginia 0.4%		
Shepherd University Board of Governors Revenue, Residence Facilities Projects, NATL Insured, 5.00%, 6/01/35	7,445,000	7,774,367

West Virginia State Water Development Authority Water Development Revenue, Loan Program II, Refunding, Series C-II, NATL RE, FGIC Insured, 5.00%, 11/01/36	5,000,000	5,271,950
		13,046,317
Wisconsin 0.9%		
Superior Limited Obligation Revenue, Midwest Energy Resources, Refunding, Series E, NATL RE, FGIC Insured, 6.90%, 8/01/21	3,000,000	3,781,230
Wisconsin State General Fund Annual Appropriation Revenue, Series A, 6.00%, 5/01/36	20,000,000	23,760,200
		27,541,430
U.S. Territories 3.7%		
Puerto Rico 2.8%		
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, Assured Guaranty, 5.125%, 7/01/47	10,000,000	9,817,800
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Refunding, Series CC, AGMC Insured, 5.25%,		
7/01/32	5,000,000	5,253,250
7/01/36	8,870,000	9,171,225
Puerto Rico Sales Tax FICO Sales Tax Revenue,		
first sub., Series A, Assured Guaranty, 5.00%, 8/01/40	10,000,000	10,348,200
first sub., Series C, AGMC Insured, 5.125%, 8/01/42	20,000,000	20,781,200
Refunding, Series C, 5.00%, 8/01/46	20,890,000	21,973,982
Senior Series C, 5.25%, 8/01/40	7,000,000	7,532,770
		84,878,427
U.S. Virgin Islands 0.9%		
Virgin Islands PFAR, Matching Fund Loan Notes, senior lien, AGMC Insured, 5.00%, 10/01/29	23,000,000	25,809,910
Total U.S. Territories		110,688,337
Total Municipal Bonds before Short Term Investments (Cost $2,730,187,968)		2,876,728,145
Short Term Investments 2.3%		
Municipal Bonds 2.3%		
Florida 0.4%		
[a]Florida State Municipal Power Agency Revenue, All-Requirements Power Supply Project, Refunding, Series C, Daily VRDN and Put, 0.12%, 10/01/35	2,200,000	2,200,000
[a]Hillsborough County School Board COP, Master Lease Program, Series C, NATL Insured, Daily VRDN and Put, 0.08%, 7/01/30	9,800,000	9,800,000
		12,000,000
Kentucky 0.1%		
[a]Louisville/Jefferson County Metro Government Health System Revenue, Norton Healthcare Inc., Series B, Daily VRDN and Put, 0.06%, 10/01/39	4,200,000	4,200,000
Louisiana 0.2%		
[a]Louisiana Public Facilities Authority Hospital Revenue, Franciscan Missionaries of Our Lady Health System Project, Refunding, Series D, Daily VRDN and Put, 0.07%, 7/01/28	5,450,000	5,450,000
[a]Louisiana State Offshore Terminal Authority Deepwater Port Revenue, Loop LLC Project, First Stage, ACES, Refunding, Daily VRDN and Put, 0.08%, 9/01/17	600,000	600,000
		6,050,000
Maryland 0.0%[†]		
[a]Maryland State Health and Higher Educational Facilities Authority Revenue, University of Maryland Medical System, Refunding, Series D, Daily VRDN and Put, 0.08%, 7/01/41	400,000	400,000
[a]Montgomery County GO, Consolidated Public Improvement, BAN, Refunding, Series A, Daily VRDN and Put, 0.05%, 6/01/26	400,000	400,000
		800,000
Massachusetts 0.3%		
[a]Massachusetts State GO, Consolidated Loan, Refunding, Series A, Daily VRDN and Put, 0.08%, 3/01/26	6,000,000	6,000,000
[a]Massachusetts State Health and Educational Facilities Authority Revenue, Tufts University Issue, Refunding, Series N-1, Daily VRDN and Put, 0.06%, 8/15/40	1,550,000	1,550,000
		7,550,000
Minnesota 0.1%		
[a]Minneapolis and St. Paul Housing and RDA Health Care System Revenue, Allina Health System, Refunding, Series B-1, Daily VRDN and Put, 0.08%, 11/15/35	1,900,000	1,900,000

Missouri 1.1%		
ᵃMissouri State Health and Educational Facilities Authority Educational Facilities Revenue,		
St. Louis University, Refunding, Series A-1, Daily VRDN and Put, 0.06%, 10/01/35	7,400,000	7,400,000
St. Louis University, Refunding, Series B-1, Daily VRDN and Put, 0.09%, 10/01/35	2,970,000	2,970,000
St. Louis University, Series B, Daily VRDN and Put, 0.10%, 10/01/24	12,230,000	12,230,000
The Washington University, Series B, Daily VRDN and Put, 0.07%, 2/15/33	9,700,000	9,700,000
		32,300,000
Ohio 0.1%		
ᵃAllen County Hospital Facilities Revenue, Catholic Healthcare Partners, Series A, Daily VRDN and Put, 0.11%, 10/01/31	3,900,000	3,900,000
Oregon 0.0%†		
ᵃOregon State GO, Veterans Welfare, Series 87C, Daily VRDN and Put, 0.07%, 6/01/28	1,145,000	1,145,000
Pennsylvania 0.0%†		
ᵃGeisinger Authority Health System Revenue, Geisinger Health System, Series C, Daily VRDN and Put, 0.05%, 8/01/28	200,000	200,000
Total Short Term Investments (Cost $70,045,000)		70,045,000
Total Investments (Cost $2,800,232,968) 98.9%		2,946,773,145
Other Assets, less Liabilities 1.1%		31,777,249
Net Assets 100.0%		$ 2,978,550,394

†Rounds to less than 0.1% of net assets.

ᵃVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

ABAG - The Association of Bay Area Governments
ACES - Adjustable Convertible Exempt Security
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
BAN - Bond Anticipation Note
CDA - Community Development Authority/Agency
CDD - Community Development District
CIFG - CDC IXIS Financial Guaranty
COP - Certificate of Participation
EDA - Economic Development Authority
EDC - Economic Development Corp.
ETM - Escrow to Maturity
FGIC - Financial Guaranty Insurance Co.
FICO - Financing Corp.
GO - General Obligation
HFA - Housing Finance Authority/Agency
HFAR - Housing Finance Authority Revenue
HFC - Housing Finance Corp.
IDA - Industrial Development Authority/Agency
IDB - Industrial Development Bond/Board
ISD - Independent School District
MFMR - Multi-Family Mortgage Revenue
MTA - Metropolitan Transit Authority
NATL - National Public Financial Guarantee Corp.
NATL RE - National Public Financial Guarantee Corp. Reinsured
PFAR - Public Financing Authority Revenue
PUD - Public Utility District
RDA - Redevelopment Agency/Authority

Franklin Tax-Free Trust
Statement of Investments, May 31, 2013 (unaudited)

Franklin Kentucky Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 98.3%				
Kentucky 91.1%				
Bellevue GO, Harbor Greene Project, XLCA Insured, Pre-Refunded, 5.00%, 2/01/34	$	1,065,000	$	1,097,823
Boone County PCR, Collateralized, Dayton Power and Light Co. Project, Refunding, Series A, FGIC Insured, 4.70%, 1/01/28		3,000,000		3,047,250
Bowling Green GO, Project, Series A, 5.00%, 6/01/38		5,000,000		5,582,850
Boyle County Revenue, Refunding and College Improvement, Assured Guaranty, 5.00%, 6/01/32		1,500,000		1,591,110
Campbell and Kenton Counties Sanitation District No. 1 Sanitation District Revenue, NATL Insured, 5.00%, 8/01/37		2,500,000		2,722,450
Campbell County School District Finance Corp. School Building Revenue, AGMC Insured, 5.00%, 8/01/26		2,845,000		3,030,892
Christian County Hospital Revenue, Jennie Stuart Medical Center Inc., Refunding, Assured Guaranty, 5.50%, 2/01/36		3,000,000		3,176,190
Fayette County School District Finance Corp. Revenue, School Building, Refunding, Series A, 4.00%, 4/01/25		3,000,000		3,247,860
Glasgow Healthcare Revenue, T.J. Samson Community Hospital Project, 6.45%, 2/01/41		2,000,000		2,294,500
Greater Kentucky Housing Assistance Corp. Mortgage Revenue, Section 8 Assisted Projects, Refunding, Series A, NATL Insured, 6.10%, 1/01/24		275,000		275,435
Jefferson County School District Finance Corp. School Building Revenue,				
Series A, NATL Insured, 4.75%, 6/01/27		2,440,000		2,674,411
Series D, 3.00%, 10/01/27		1,760,000		1,711,864
Kentucky Area Development Districts Financing Trust Lease Acquisition Program COP, Series L, XLCA Insured, 5.00%, 11/01/29		1,000,000		1,049,860
Kentucky Economic Development Finance Authority Health System Revenue, Norton Healthcare Inc.,				
Refunding, Series C, NATL Insured, 6.15%, 10/01/24		160,000		163,066
Series C, NATL Insured, Pre-Refunded, 6.15%, 10/01/24		245,000		252,009
Series C, NATL Insured, Pre-Refunded, 6.15%, 10/01/25		935,000		961,750
Kentucky Economic Development Finance Authority Hospital Revenue, Baptist Healthcare System Obligated Group, 5.25%, 8/15/46		5,000,000		5,429,100
Kentucky Economic Development Finance Authority Louisville Arena Project Revenue, Louisville Arena Authority Inc., Sub Series A-1, Assured Guaranty, 6.00%, 12/01/33		2,000,000		2,176,460
Kentucky Economic Development Finance Authority Revenue, Catholic Health, Refunding, Series A, 5.00%, 5/01/29		5,670,000		6,157,847
Kentucky Rural Water Finance Corp. Public Project Revenue, Multimodal, Flexible Term Program,				
Series A, 5.00%, 2/01/26		485,000		485,611
Series I, 5.00%, 2/01/34		1,010,000		1,020,635
Kentucky State Housing Corp. Conduit MFHR, Collateral Mortgage Loan, Country Place Apartments Project, GNMA Secured,				
5.00%, 4/20/40		2,280,000		2,374,004
5.25%, 4/20/45		1,850,000		1,947,921
Kentucky State Housing Corp. Housing Revenue, Series A, 4.60%, 7/01/32		2,000,000		2,064,100
Kentucky State Infrastructure Authority Revenue, Wastewater and Drinking Water Revolving Fund, Series A, 5.00%,				
2/01/28		2,000,000		2,331,040
2/01/31		4,190,000		4,827,927
Kentucky State Municipal Power Agency Power System Revenue, Prairie State Project, Series A, NATL Insured, 5.00%,				
9/01/32		5,000,000		5,422,000
9/01/37		3,250,000		3,497,390
Kentucky State Property and Buildings Commission Revenue,				
Agency Fund Project No. 104, Refunding, 5.00%, 11/01/22		1,000,000		1,214,910
Project No. 104, Refunding, 5.00%, 11/01/21		2,000,000		2,437,860
Kentucky State Property and Buildings Commission Revenues,				
Project No. 77, NATL Insured, Pre-Refunded, 5.00%, 8/01/23		1,100,000		1,108,184
Project No. 90, Refunding, 5.50%, 11/01/28		5,000,000		5,729,400
Kentucky State Turnpike Authority Economic Development Road Revenue, Revitalization Projects,				
Refunding, Series A, 5.00%, 7/01/28		1,000,000		1,136,250
Refunding, Series A, 5.00%, 7/01/29		1,000,000		1,148,520
Refunding, Series A, 5.00%, 7/01/30		2,500,000		2,859,900
Series A, 5.00%, 7/01/31		1,000,000		1,155,220
Series A, 5.00%, 7/01/32		4,000,000		4,620,880
Lawrenceburg Water and Sewer Revenue, NATL Insured, Pre-Refunded, 5.00%, 10/01/28		1,730,000		1,756,677
Lexington-Fayette Urban County Airport Board General Airport Revenue, Refunding,				
Series A, 5.00%, 7/01/27		2,000,000		2,222,840
Series B, 5.00%, 7/01/33		1,000,000		1,118,180
Series B, 5.00%, 7/01/38		1,000,000		1,101,000
Lexington-Fayette Urban County Government GO, 5.00%,				
10/01/20		1,090,000		1,324,917
10/01/21		1,145,000		1,399,247
10/01/22		1,200,000		1,470,420

10/01/23	1,265,000	1,565,400
Lexington-Fayette Urban County Government Public Facilities Corp. Lease Revenue, Eastern State Hospital Project, Refunding, Series A, 5.25%, 6/01/32	3,000,000	3,312,510
Louisville and Jefferson County Metropolitan Sewer District Sewer and Drainage System Revenue,		
Refunding, Series A, 5.00%, 5/15/24	3,770,000	4,483,435
Refunding, Series A, 5.00%, 5/15/28	3,000,000	3,451,860
Series A, AMBAC Insured, 5.00%, 5/15/36	1,000,000	1,051,900
Louisville Regional Airport Authority Airport System Revenue, AGMC Insured, 5.50%, 7/01/38	3,000,000	3,267,840
Louisville/Jefferson County Metro Government College Revenue, Bellarmine University Project, Refunding and Improvement, Series A, 6.00%, 5/01/38	2,500,000	2,704,425
Louisville/Jefferson County Metro Government Health Facilities Revenue, Jewish Hospital and St. Mary's HealthCare Inc. Project, Pre-Refunded, 6.125%, 2/01/37	2,000,000	2,470,220
Louisville/Jefferson County Metro Government Industrial Building Revenue, Sisters of Mercy of the Americas, Regional Community of Cincinnati Obligated Group, 5.00%, 10/01/35	1,500,000	1,576,170
Louisville/Jefferson County Metro Government Parking Authority Revenue, first mortgage, Series A, 5.375%, 12/01/39	1,995,000	2,276,275
Louisville/Jefferson County Metro Government Student Housing Industrial Building Revenue, University of Louisville, Phase III Project, Series A, AMBAC Insured, 5.00%, 6/01/34	3,755,000	3,896,000
Murray Hospital Facilities Revenue, Murray, Calloway County Public Hospital Corp. Project,		
5.125%, 8/01/37	3,000,000	3,036,150
6.375%, 8/01/40	2,500,000	2,737,475
Oldham County School District Finance Corp. School Building Revenue, NATL Insured, Pre-Refunded, 5.00%, 5/01/24	5,680,000	5,924,410
Owen County Waterworks System Revenue, American Water Co. Project,		
Series A, 6.25%, 6/01/39	2,000,000	2,230,780
Series A, 5.375%, 6/01/40	2,000,000	2,166,220
Series B, 5.625%, 9/01/39	2,000,000	2,170,840
Owensboro GO,		
Public Project, 5.00%, 4/01/41	5,440,000	5,951,034
Series A, 5.00%, 5/01/25	1,200,000	1,429,260
Paducah Electric Plant Board Revenue, Series A, Assured Guaranty, 5.25%, 10/01/35	6,500,000	7,037,160
Pikeville Hospital Revenue, Pikeville Medical Center, Refunding and Improvement, 6.50%, 3/01/41	2,875,000	3,334,598
Princeton Electric Plant Board Revenue, Series A, Assured Guaranty, 5.00%, 11/01/37	1,500,000	1,633,455
Pulaski County Public Properties Corp. First Mortgage Revenue, AOC Judicial Facility, Refunding, 6.00%, 12/01/28	1,000,000	1,173,430
ᵃRiver City Inc. Parking Authority Revenue, first mortgage, Refunding,		
Series A, 5.00%, 6/01/33	1,395,000	1,594,122
Series B, 5.00%, 6/01/31	1,080,000	1,242,097
Series B, 5.00%, 6/01/32	1,130,000	1,292,336
Russell Revenue, Bon Secours Health System Inc., Refunding, 5.00%, 11/01/26	5,000,000	5,609,300
Scott County School District Finance Corp. Revenue, School Building, Refunding, 4.00%, 1/01/24	1,995,000	2,247,767
Trimble County Environmental Facilities Revenue,		
Kentucky Utilities Co. Project, Series A, AMBAC Insured, 6.00%, 3/01/37	5,000,000	5,514,700
Louisville Gas and Electric Co. Project, Refunding, Series A, AMBAC Insured, 4.60%, 6/01/33	3,750,000	3,848,887
Warren County Hospital Facility Revenue,		
Bowling Green, Warren County, Series A, 5.00%, 10/01/33	1,750,000	1,917,790
Bowling Green, Warren County, Series A, 5.00%, 10/01/37	1,345,000	1,447,650
Community Hospital Corp. Project, Refunding, Series A, 5.00%, 8/01/29	1,000,000	1,075,120
Western Kentucky University Revenue, General Receipts, Series A, 5.00%, 5/01/32	1,625,000	1,843,319
		198,931,695
U.S. Territories 7.2%		
Puerto Rico 7.2%		
Children's Trust Fund Tobacco Settlement Revenue, Asset-Backed Bonds, Refunding, 5.375%, 5/15/33	1,385,000	1,399,833
Puerto Rico Commonwealth GO, Public Improvement, Series A, 5.125%, 7/01/31	3,125,000	3,047,594
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue, Series K, 5.00%, 7/01/27	3,000,000	2,996,880
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series N, 5.00%, 7/01/32	3,000,000	2,892,690
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate, Series C, 5.50%, 8/01/40	5,000,000	5,305,800
		15,642,797
Total Municipal Bonds before Short Term Investments (Cost $202,869,082)		214,574,492
Short Term Investments 1.0%		
Municipal Bonds 1.0%		
Kentucky 1.0%		
ᵇKentucky Economic Development Finance Authority Hospital Revenue, Baptist Healthcare System Obligated Group, Refunding, Series B-2, Daily VRDN and Put, 0.06%, 8/15/38	1,370,000	1,370,000
ᵇLouisville/Jefferson County Metro Government Health System Revenue, Norton Healthcare Inc., Series B, Daily VRDN and Put, 0.06%, 10/01/39	700,000	700,000

Franklin Tax-Free Trust

Statement of Investments, May 31, 2013 (unaudited) *(continued)*

Total Short Term Investments (Cost $2,070,000)		2,070,000
Total Investments (Cost $204,939,082) 99.3%		216,644,492
Other Assets, less Liabilities 0.7%		1,615,855
Net Assets 100.0%	$	218,260,347

[a] Security purchased on a when-issued basis.

[b] Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
COP - Certificate of Participation
FGIC - Financial Guaranty Insurance Co.
FICO - Financing Corp.
GNMA - Government National Mortgage Association
GO - General Obligation
MFHR - Multi-Family Housing Revenue
NATL - National Public Financial Guarantee Corp.
PBA - Public Building Authority
PCR - Pollution Control Revenue
XLCA - XL Capital Assurance

Franklin Tax-Free Trust
Statement of Investments, May 31, 2013 (unaudited)

Franklin Louisiana Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 99.9%		
Louisiana 90.6%		
Alexandria Sales and Use Tax Revenue, 5.00%,		
8/01/26	$ 1,710,000	$ 1,940,269
8/01/27	1,790,000	2,023,577
8/01/28	1,875,000	2,109,000
Bossier City Utilities Revenue, BHAC Insured, 5.50%, 10/01/33	5,000,000	5,527,500
Calcasieu Parish Public Trust Authority Student Lease Revenue, McNeese State University Student Housing, Cowboy Facilities Inc. Project, Refunding, AGMC Insured, 5.00%, 5/01/29	2,050,000	2,181,692
Calcasieu Parish School District No. 23 GO, Public School, Refunding, Series A, 5.00%,		
2/15/25	1,165,000	1,334,426
2/15/27	1,300,000	1,474,213
Calcasieu Parish School District No. 30 GO, Refunding, Series A, 5.00%,		
2/15/25	1,165,000	1,334,426
2/15/27	1,300,000	1,474,213
2/15/29	1,465,000	1,643,598
De Soto Parish Environmental Improvement Revenue, International Paper Co. Project, Series A, 5.65%, 12/01/21	1,000,000	1,001,300
East Baton Rouge Mortgage Finance Authority SFMR, MBS Program,		
Refunding, Series A-3, GNMA Secured, 5.00%, 10/01/28	545,000	550,243
Series A-2, GNMA Secured, 5.10%, 10/01/40	350,000	355,926
East Baton Rouge Parish Park and Recreation District GO, AGMC Insured, Pre-Refunded, 5.00%, 5/01/25	3,325,000	3,619,695
East Baton Rouge Parish Sales Tax Revenue,		
Public Improvement, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 2/01/24	2,000,000	2,155,800
Road and Street Improvement, Assured Guaranty, 5.25%, 8/01/28	1,000,000	1,152,880
Road and Street Improvement, Assured Guaranty, 5.50%, 8/01/30	1,700,000	1,972,408
East Baton Rouge Sewerage Commission Revenue, Refunding, Series A, 5.25%,		
2/01/34	2,500,000	2,835,000
2/01/39	8,250,000	9,341,640
England District Sub-District No. 1 Revenue, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 8/15/19	5,000,000	5,513,600
Greater New Orleans Expressway Commission Revenue, Refunding, AMBAC Insured, 5.00%, 11/01/27	5,000,000	5,046,300
Jefferson Parish Hospital Service District No.1 Hospital Revenue, West Jefferson Medical Center, Refunding, Series A, 6.00%, 1/01/39	3,105,000	3,417,673
Jefferson Parish Revenue, Public Improvement, 24th Judicial District Project, NATL Insured, 5.00%, 4/01/29	3,060,000	3,099,964
Jefferson Parish School Board Sales and Use Tax Revenue, Refunding, 5.00%,		
2/01/23	500,000	601,395
2/01/24	1,205,000	1,439,144
Jefferson Parish West Jefferson Park and Community Center Revenue, NATL Insured, 5.00%, 10/01/29	2,925,000	3,012,457
Kenner Consolidated Sewerage District Revenue, AGMC Insured, 5.00%, 11/01/36	5,320,000	5,727,884
Lafayette Communications Systems Revenue, XLCA Insured, 5.25%, 11/01/27	5,000,000	5,517,350
Lafayette Public Improvement Sales Tax Revenue, 5.00%,		
3/01/29	2,460,000	2,759,505
3/01/36	2,115,000	2,343,145
ᵃ3/01/38	4,460,000	4,926,427
Lafayette Public Power Authority Electric Revenue,		
5.00%, 11/01/31	1,000,000	1,132,150
5.00%, 11/01/32	1,245,000	1,397,774
NATL Insured, 5.00%, 11/01/32	5,000,000	5,589,150
Lafayette Public Trust Financing Authority Revenue,		
Ragin' Cajun Facilities Inc. Housing and Parking Project, Assured Guaranty, 5.25%, 10/01/30	4,000,000	4,346,160
Ragin' Cajun Facilities Inc. Project, Assured Guaranty, 5.75%, 10/01/29	750,000	829,688
Ragin' Cajun Facilities Inc. Project, Assured Guaranty, 6.00%, 10/01/34	1,750,000	1,939,577
Ragin' Cajun Facilities Inc. Project, Assured Guaranty, 6.00%, 10/01/38	1,335,000	1,471,010
Ragin' Cajun Facilities Inc. Project, Refunding, AGMC Insured, 5.00%, 10/01/25	1,650,000	1,843,957
Ragin' Cajun Facilities Inc. Project, Refunding, AGMC Insured, 5.00%, 10/01/27	1,000,000	1,105,810
Lafayette Utilities Revenue,		
5.00%, 11/01/33	5,000,000	5,670,150
NATL Insured, Pre-Refunded, 5.00%, 11/01/28	5,000,000	5,332,300
Lafourche Parish Consolidated School District No. 1 GO, Refunding, 5.00%,		
3/01/24	2,610,000	3,047,906
3/01/25	1,175,000	1,361,379
3/01/27	3,115,000	3,569,603
3/01/29	1,370,000	1,552,799

Livingston Parish Waterworks Revenue, Ward Two Water District, AMBAC Insured, Pre-Refunded, 5.125%, 4/01/29	2,200,000	2,331,186
Louisiana HFA, SFMR, Home Ownership Program,		
GO Zone, Series B-1, GNMA Secured, 5.00%, 12/01/32	270,000	273,394
Series A, GNMA Secured, 5.50%, 6/01/40	3,000,000	3,044,760
Series B, GNMA Secured, 6.125%, 12/01/33	610,000	659,788
Louisiana Local Government Environmental Facilities and CDA Revenue,		
Ascension Parish Library Projects, AMBAC Insured, Pre-Refunded, 5.25%, 4/01/29	1,000,000	1,089,310
Baton Rouge Community College Facilities Corp. Project, Refunding, AGMC Insured, 5.00%, 12/01/26	1,000,000	1,112,440
Bossier Parish Community College, Campus Facilities Inc. Project, Refunding, 5.00%, 12/01/24	1,295,000	1,510,993
Bossier Parish Public Improvement Projects, 5.00%, 3/01/38	3,320,000	3,532,380
Bossier Parish Public Improvement Projects, 5.00%, 3/01/42	905,000	955,409
Delta Campus Facilities Corp. Project, Assured Guaranty, 5.50%, 10/01/27	5,000,000	5,494,250
Denham Springs Sewer District No. 1 Project, Assured Guaranty, 5.00%, 12/01/39	3,750,000	4,064,925
East Ascension Consolidated Gravity Drainage District No. 1 Project, Refunding, AMBAC Insured, 5.00%, 12/01/37	5,370,000	5,806,635
East Ascension Consolidated Gravity Drainage District No. 1 Project, Refunding, AMBAC Insured, 5.00%, 12/01/44	8,870,000	9,470,233
Independence Stadium Project, Refunding, 5.25%, 3/01/30	8,845,000	9,403,739
Jefferson Parish Projects, Refunding, Series A, 5.375%, 4/01/31	2,000,000	2,192,560
Lake Charles Public Improvements Project, AMBAC Insured, 5.00%, 5/01/27	3,000,000	3,313,860
Livingston Parish Road Project, AMBAC Insured, 5.00%, 3/01/21	3,540,000	3,740,930
McNeese State University Student Parking, Cowboys Facilities Inc. Project, AGMC Insured, 5.00%, 3/01/36	1,800,000	1,915,146
Monroe Regional Airport Terminal Project, Assured Guaranty, 5.50%, 2/01/39	2,000,000	2,184,660
Parish of Plaquemines Courthouse Project, AGMC Insured, 5.00%, 11/01/28	1,535,000	1,725,985
Parish of Plaquemines Courthouse Project, AGMC Insured, 5.00%, 11/01/30	1,690,000	1,881,578
Parish of Plaquemines Project, AGMC Insured, 5.00%, 9/01/25	1,620,000	1,851,563
Parish of Plaquemines Project, AGMC Insured, 5.00%, 9/01/29	1,970,000	2,199,800
Parish of Plaquemines Project, AGMC Insured, 5.00%, 9/01/30	1,070,000	1,189,455
Parish of Plaquemines Project, AGMC Insured, 5.00%, 9/01/31	750,000	830,003
Shreveport Airport Cargo Project, Series C, Assured Guaranty, 6.75%, 1/01/24	2,620,000	2,969,613
Shreveport Airport Cargo Project, Series C, Assured Guaranty, 7.00%, 1/01/33	2,500,000	2,799,675
Southeastern Louisiana Student Housing, University Facilities Inc. Project, Series A, NATL Insured, 5.00%, 8/01/27	3,000,000	3,064,440
Louisiana Public Facilities Authority Hospital Revenue,		
Franciscan Missionaries of Our Lady Health System Project, 6.75%, 7/01/39	3,500,000	4,079,810
Franciscan Missionaries of Our Lady Health System Project, 5.00%, 7/01/42	8,000,000	8,565,680
Lafayette General Medical Center Project, Refunding, 5.50%, 11/01/40	5,000,000	5,296,800
Touro Infirmary Project, Series A, 5.625%, 8/15/29	3,435,000	3,437,576
Louisiana Public Facilities Authority Revenue,		
Archdiocese of New Orleans Project, Refunding, CIFG Insured, 5.00%, 7/01/31	6,000,000	6,327,000
Black and Gold Facilities Project, Series A, CIFG Insured, 5.00%, 7/01/30	5,000,000	4,915,300
CHRISTUS Health, Refunding, Series B, Assured Guaranty, 6.50%, 7/01/30	5,000,000	5,888,900
Entergy Louisiana LLC Project, Refunding, 5.00%, 6/01/30	5,000,000	5,246,650
Loyola University Project, 5.00%, 10/01/39	5,000,000	5,397,900
Loyola University Project, 5.00%, 10/01/41	5,000,000	5,457,950
MFHR, One Lakeshore Place Apartments Project, Refunding, Series A, GNMA Secured, 6.40%, 7/20/20	1,280,000	1,274,752
Ochsner Clinic Foundation Project, 6.75%, 5/15/41	5,000,000	6,018,400
Ochsner Clinic Foundation Project, Refunding, Series A, 5.375%, 5/15/43	5,000,000	5,283,950
Ochsner Clinic Foundation Project, Series B, 5.25%, 5/15/27	3,990,000	4,310,756
Ochsner Clinic Foundation Project, Series B, ETM, 5.75%, 5/15/23	2,500,000	3,286,175
Tulane University of Louisiana Project, Series B, 5.00%, 10/01/37	5,000,000	5,535,300
Louisiana Stadium and Exposition District Revenue, Senior, Refunding, Series A, 5.00%, 7/01/36	6,000,000	6,555,720
Louisiana State Citizens Property Insurance Corp. Assessment Revenue,		
Refunding, 5.00%, 6/01/24	4,000,000	4,430,040
Series B, AMBAC Insured, 5.00%, 6/01/23	5,000,000	5,433,100
Series C-2, Assured Guaranty, 6.75%, 6/01/26	5,000,000	6,098,400
Louisiana State Gasoline and Fuels Tax Revenue,		
Refunding, Series A-1, 5.00%, 5/01/27	8,000,000	9,344,240
Series A, AGMC Insured, 5.00%, 5/01/31	13,000,000	14,347,320
Series A, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 5/01/35	2,300,000	2,503,849
Louisiana State GO,		
Match, Series B, Assured Guaranty, Pre-Refunded, 5.00%, 7/15/24	3,475,000	3,951,318
Match, Series B, Assured Guaranty, Pre-Refunded, 5.00%, 7/15/25	1,765,000	2,006,929
Refunding, Series C, 5.00%, 7/15/26	4,600,000	5,453,438
Refunding, Series C, 5.00%, 7/15/26	4,000,000	4,793,520
Series A, 5.00%, 8/01/27	10,000,000	11,783,300
Series A, 5.00%, 9/01/27	1,000,000	1,173,240

Louisiana State Highway Improvement Revenue, Series A, 5.00%,		
6/15/31	2,945,000	3,391,167
6/15/32	4,540,000	5,202,658
6/15/33	2,000,000	2,282,740
Louisiana State Office Facilities Corp. Lease Revenue, Refunding, 5.00%,		
11/01/22	3,280,000	3,858,133
11/01/23	4,150,000	4,903,308
Louisiana State University and Agricultural and Mechanical College Board Revenue,		
AMBAC Insured, 5.00%, 7/01/22	5,000,000	5,067,100
Auxiliary, NATL RE, FGIC Insured, 5.00%, 7/01/31	3,000,000	3,201,150
Auxiliary, Refunding, 5.00%, 7/01/24	440,000	509,432
Auxiliary, Refunding, 5.00%, 7/01/25	375,000	430,643
Auxiliary, Series A, 5.00%, 7/01/40	5,000,000	5,381,750
Auxiliary, Series B, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/27	1,500,000	1,576,080
New Orleans Aviation Board Revenue, Restructuring GARB, Refunding, Series A-1, Assured Guaranty, 6.00%, 1/01/23	2,000,000	2,300,200
New Orleans GO,		
Drainage System, AMBAC Insured, 5.00%, 12/01/18	1,000,000	1,001,630
Public Improvement, AMBAC Insured, Pre-Refunded, 5.25%, 12/01/29	1,485,000	1,593,657
Radian Insured, 5.125%, 12/01/30	10,055,000	10,663,931
Refunding, Series A, 5.00%, 12/01/30	3,575,000	3,950,053
Refunding, Series A, 5.00%, 12/01/31	1,060,000	1,156,121
Refunding, Series A, 5.00%, 12/01/33	1,430,000	1,541,983
New Orleans Sewage Service Revenue, Refunding, Assured Guaranty, 6.25%, 6/01/29	500,000	569,655
Port New Orleans Board of Commissioners Port Facility Revenue, Refunding, Assured Guaranty, 5.125%, 4/01/38	5,000,000	5,138,150
Shreveport GO, 5.00%,		
8/01/25	4,690,000	5,316,772
8/01/28	4,255,000	4,755,431
8/01/29	4,790,000	5,331,653
St. Charles Parish Gulf Opportunity Zone Revenue, Valero Project, Mandatory Put 6/01/22, 4.00%, 12/01/40	3,500,000	3,803,450
St. John the Baptist Parish Revenue, Marathon Oil Corp. Project, Series A, 5.125%, 6/01/37	5,000,000	5,319,200
St. Tammany Parish Sales Tax District No. 3 Sales and Use Tax Revenue, Refunding, AGMC Insured, 4.00%, 6/01/28	2,440,000	2,546,286
St. Tammany Parish Utilities Revenue, Series B,		
5.50%, 8/01/35	2,650,000	2,936,783
5.00%, 8/01/44	3,290,000	3,501,218
Terrebonne Parish Sales and Use Tax Revenue, Morganza Levee Improvement, Series ST, AGMC Insured, 5.00%, 4/01/32	2,265,000	2,477,774
Terrebonne Parish Waterworks District No. 1 Revenue, Consolidated, Series A, 5.00%,		
11/01/30	3,065,000	3,443,711
11/01/33	2,275,000	2,525,227
11/01/37	1,250,000	1,366,612
		473,471,744
U.S. Territories 9.3%		
Puerto Rico 8.6%		
Puerto Rico Commonwealth GO, Public Improvement,		
Refunding, Series A-4, AGMC Insured, 5.25%, 7/01/30	5,000,000	5,163,700
Series A, 5.00%, 7/01/33	615,000	592,344
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue, Refunding, Series L, NATL Insured, 5.25%, 7/01/35	10,000,000	10,025,600
Puerto Rico Electric Power Authority Power Revenue,		
Series CCC, 5.25%, 7/01/27	5,000,000	5,064,600
Series WW, 5.25%, 7/01/33	6,450,000	6,449,742
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate, Series A,		
6.375%, 8/01/39	10,000,000	11,214,400
5.50%, 8/01/42	6,000,000	6,330,840
		44,841,226
U.S. Virgin Islands 0.7%		
Virgin Islands PFAR, Matching Fund Loan Note, sub. lien, Series B, 5.00%, 10/01/25	3,500,000	3,876,880
Total U.S. Territories		48,718,106
Total Municipal Bonds before Short Term Investments (Cost $496,411,963)		522,189,850

Franklin Tax-Free Trust
Statement of Investments, May 31, 2013 (unaudited) *(continued)*

Short Term Investments (Cost $700,000) 0.1%		
Municipal Bonds 0.1%		
Louisiana 0.1%		
[b] Louisiana State Offshore Terminal Authority Deepwater Port Revenue, Loop LLC Project, First Stage, ACES, Refunding, Daily VRDN and Put, 0.08%, 9/01/17	700,000	700,000
Total Investments (Cost $497,111,963) 100.0%		522,889,850
Other Assets, less Liabilities (0.0)%†		(231,982)
Net Assets 100.0%		$ 522,657,868

† Rounds to less than 0.1% of net assets.
[a] Security purchased on a when-issued basis.
[b] Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS
Selected Portfolio

ACES - Adjustable Convertible Exempt Security
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
BHAC - Berkshire Hathaway Assurance Corp.
CDA - Community Development Authority/Agency
CIFG - CDC IXIS Financial Guaranty
ETM - Escrow to Maturity
FGIC - Financial Guaranty Insurance Co.
FICO - Financing Corp.
GARB - General Airport Revenue Bonds
GNMA - Government National Mortgage Association
GO - General Obligation
HFA - Housing Finance Authority/Agency
MBS - Mortgage-Backed Security
MFHR - Multi-Family Housing Revenue
NATL - National Public Financial Guarantee Corp.
NATL RE - National Public Financial Guarantee Corp. Reinsured
PFAR - Public Financing Authority Revenue
SFMR - Single Family Mortgage Revenue
XLCA - XL Capital Assurance

Franklin Tax-Free Trust
Statement of Investments, May 31, 2013 (unaudited)

Franklin Maryland Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 96.9%				
Maryland 85.4%				
Annapolis GO, Refunding, 5.00%, 8/01/31	$	1,250,000	$	1,475,187
Anne Arundel County GO,				
Consolidated General Improvement, Refunding, 5.00%, 4/01/22		5,060,000		6,361,179
Consolidated General Improvement, Refunding, 5.00%, 4/01/26		4,050,000		4,911,313
Consolidated General Improvement, Refunding, 5.00%, 4/01/27		4,050,000		4,889,767
Consolidated Water and Sewer, 5.00%, 4/01/41		12,620,000		14,405,478
Refunding, 4.625%, 3/01/32		2,000,000		2,005,480
Anne Arundel County MFR, Glenview Gardens Apartments Project, Mandatory Put 1/01/27, 5.00%, 1/01/28		1,995,000		2,290,001
Baltimore City GO, Consolidated Public Improvement, Refunding, Series B, 5.00%,				
10/15/22		3,495,000		4,315,416
10/15/28		500,000		587,765
Baltimore Convention Center Hotel Revenue, Senior Series A, XLCA Insured, 5.25%, 9/01/39		15,095,000		15,472,828
Baltimore County GO,				
Metropolitan District 74th Issue, Refunding, 5.00%, 2/01/32		1,250,000		1,473,712
Public Improvement, Refunding, 5.00%, 2/01/25		6,000,000		7,290,960
Public Improvement, Refunding, 5.00%, 2/01/28		5,000,000		5,899,100
Public Improvement, Refunding, 5.00%, 2/01/29		9,045,000		10,633,212
Baltimore Project Revenue,				
sub. bond, Water Projects, Series A, 5.375%, 7/01/34		750,000		850,868
sub. bond, Water Projects, Series A, 5.75%, 7/01/39		1,250,000		1,440,250
Wastewater Projects, AGMC Insured, 5.00%, 7/01/37		5,000,000		5,585,800
Wastewater Projects, Series A, 5.00%, 7/01/41		14,435,000		16,479,718
Wastewater Projects, Series A, AGMC Insured, 5.00%, 7/01/38		5,000,000		5,632,550
Wastewater Projects, Series C, 5.125%, 7/01/34		1,835,000		2,067,311
Wastewater Projects, Series C, 5.625%, 7/01/39		2,965,000		3,413,604
Wastewater Projects, Series C, AMBAC Insured, 5.00%, 7/01/31		2,855,000		3,177,586
Wastewater Projects, Series D, AMBAC Insured, 5.00%, 7/01/32		2,120,000		2,389,643
Water Projects, Refunding, Series A, NATL RE, FGIC Insured, 5.125%, 7/01/42		11,740,000		11,769,233
Water Projects, Series A, 5.00%, 7/01/41		7,845,000		8,956,244
Water Projects, Series C, AMBAC Insured, 5.00%, 7/01/32		5,000,000		5,635,950
Frederick County Educational Facilities Revenue, Mount St. Mary University, Refunding, 5.625%, 9/01/38		5,000,000		5,056,200
Frederick County GO,				
Public Facilities, Series A, 4.00%, 8/01/29		1,395,000		1,516,267
Public Improvements, Series A, 5.00%, 3/01/34		8,580,000		9,843,405
Harford County GO, Consolidated Public Improvement, Series A, 3.00%, 1/15/28		1,000,000		1,000,730
Maryland Environmental Service Revenue, Mid-Shore II Regional Landfill Project, Refunding, 5.00%, 11/01/30		3,935,000		4,445,684
Maryland State Community Development Administration Department of Housing and CDR,				
Housing, Refunding, Series A, 6.00%, 7/01/32		2,840,000		2,842,840
Residential, Series B, 4.75%, 9/01/39		5,335,000		5,508,121
Residential, Series C, 5.375%, 9/01/39		5,705,000		5,978,669
Maryland State Community Development Administration Local Government Infrastructure Revenue,				
Senior Obligations, Refunding, Series B-1, 3.125%, 6/01/32		4,415,000		4,312,704
Subordinated Obligations, Refunding, Series B-2, 3.125%, 6/01/32		2,060,000		1,984,007
Maryland State EDC Lease Revenue, Public Health Laboratory, 4.00%, 6/01/23		4,120,000		4,631,663
Maryland State EDC Student Housing Revenue,				
5.00%, 7/01/27		1,500,000		1,676,040
5.00%, 7/01/33		2,495,000		2,734,894
ᵃSalisbury University Project, Refunding, 5.00%, 6/01/34		1,050,000		1,127,700
Senior, Morgan State University Project, Refunding, 5.00%, 7/01/34		2,150,000		2,312,174
Senior, Towson University Project, 5.00%, 7/01/27		1,145,000		1,278,427
University of Maryland Baltimore County Project, Refunding, XLCA Insured, 5.00%, 7/01/30		3,245,000		3,303,994
University of Maryland Baltimore County Project, Refunding, XLCA Insured, 5.00%, 7/01/35		3,675,000		3,734,425
University of Maryland College Park Projects, Refunding, Assured Guaranty, 5.00%, 6/01/25		2,500,000		2,630,200
University of Maryland College Park Projects, Refunding, Assured Guaranty, 5.00%, 6/01/28		2,000,000		2,087,900
University of Maryland College Park Projects, Refunding, Assured Guaranty, 5.00%, 6/01/33		9,370,000		9,700,948
Maryland State EDC, PCR, Potomac Electric Project, Refunding, 6.20%, 9/01/22		10,000,000		12,025,500
Maryland State GO, State and Local Facilities Loan, First Series B, 4.00%, 3/15/24		18,905,000		21,061,493
Maryland State Health and Higher Educational Facilities Authority Revenue,				
Anne Arundel Health System Issue, 5.00%, 7/01/25		1,000,000		1,139,900
Anne Arundel Health System Issue, 5.00%, 7/01/26		1,345,000		1,520,724

Franklin Tax-Free Trust

Statement of Investments, May 31, 2013 (unaudited) *(continued)*

Anne Arundel Health System Issue, 5.00%, 7/01/27	500,000	561,575
Anne Arundel Health System Issue, Series A, 6.75%, 7/01/29	2,000,000	2,439,520
Anne Arundel Health System Issue, Series A, 6.75%, 7/01/39	2,000,000	2,437,020
Carroll Hospital Center, 5.00%, 7/01/40	6,790,000	7,071,989
Edenwald, Series A, 5.40%, 1/01/31	1,000,000	1,031,600
Goucher College, Refunding, Series A, 5.00%, 7/01/34	1,500,000	1,677,270
Helix Health Issue, AMBAC Insured, ETM, 5.00%, 7/01/27	11,000,000	13,636,810
Johns Hopkins Medical Institutions, Series A, 5.00%, 5/15/37	9,395,000	9,896,599
The Johns Hopkins University Issue, Series A, 5.00%, 7/01/31	7,060,000	8,198,425
The Johns Hopkins University Issue, Series A, 5.00%, 7/01/37	8,500,000	9,754,005
The Johns Hopkins University Issue, Series A, 5.00%, 7/01/38	5,805,000	6,034,820
The Johns Hopkins University Issue, Series A, 5.00%, 7/01/41	15,000,000	17,174,700
LifeBridge Health Issue, Refunding, Assured Guaranty, 5.00%, 7/01/34	10,945,000	11,639,679
LifeBridge Health Issue, Refunding, Assured Guaranty, 4.75%, 7/01/38	10,000,000	10,454,900
LifeBridge Health Issue, Series A, Pre-Refunded, 5.125%, 7/01/34	2,500,000	2,628,750
Loyola College, Series A, 5.00%, 10/01/40	10,050,000	10,571,193
Loyola University Maryland, Refunding, Series A, 5.00%, 10/01/39	3,250,000	3,593,882
Maryland Institute College of Art, 5.00%, 6/01/35	2,000,000	2,072,920
Maryland Institute College of Art, 5.00%, 6/01/36	6,900,000	7,216,779
Maryland Institute College of Art, 5.00%, 6/01/40	10,000,000	10,336,000
Medstar Health, Series A, 5.00%, 8/15/38	5,000,000	5,375,900
Medstar Health, Series A, 5.00%, 8/15/41	7,500,000	7,999,350
Mercy Medical Center, Series A, 5.00%, 7/01/37	10,000,000	10,529,500
Parking, Johns Hopkins Medical Institutions, AMBAC Insured, 5.00%, 7/01/27	655,000	655,622
Parking, Johns Hopkins Medical Institutions, AMBAC Insured, 5.00%, 7/01/34	5,000,000	5,046,150
Parking, Johns Hopkins Medical Institutions, Refunding, Series B, AMBAC Insured, 5.00%, 7/01/38	6,200,000	6,281,220
Peninsula Regional Medical Center, 5.00%, 7/01/36	6,625,000	6,973,144
Union Hospital Cecil County Issue, 5.00%, 7/01/35	3,015,000	3,125,982
University of Maryland Medical System, Refunding, AMBAC Insured, 5.25%, 7/01/28	15,000,000	16,599,000
University of Maryland Medical System, Series A, 5.00%, 7/01/41	2,500,000	2,578,825
University of Maryland Medical System, Series A, 5.00%, 7/01/43	5,000,000	5,310,650
Washington County Hospital, 5.75%, 1/01/38	2,500,000	2,680,000
Western Maryland Health, Refunding, Series A, NATL Insured, 4.75%, 7/01/36	17,120,000	17,507,083
Maryland State Stadium Authority Lease Revenue, Refunding, 5.00%,		
6/15/22	1,345,000	1,659,259
6/15/23	1,410,000	1,754,900
6/15/24	1,485,000	1,853,874
Maryland State Transportation Authority Lease Revenue, Metrorail Parking Project, AMBAC Insured, 5.00%, 7/01/28	3,975,000	4,092,660
Maryland State Transportation Authority Transportation Facilities Projects Revenue, AGMC Insured,		
5.00%, 7/01/31	7,455,000	7,697,437
5.00%, 7/01/32	7,165,000	7,392,560
5.00%, 7/01/34	7,500,000	7,721,175
Pre-Refunded, 5.00%, 7/01/27	5,890,000	6,188,741
Montgomery County GO, Consolidated Public Improvement, Refunding, Series A,		
4.00%, 11/01/20	8,000,000	9,222,320
5.00%, 7/01/22	12,020,000	14,695,532
Montgomery County Revenue, Department of Liquor Control,		
Refunding, Series A, 5.00%, 4/01/27	1,625,000	1,884,415
Refunding, Series A, 5.00%, 4/01/28	2,230,000	2,574,111
Refunding, Series A, 5.00%, 4/01/31	2,470,000	2,819,456
Series A, 5.00%, 4/01/30	1,935,000	2,217,491
Montgomery County Water Quality Protection Charge Revenue, Series A, 5.00%,		
4/01/30	1,855,000	2,136,608
4/01/31	1,240,000	1,424,066
Morgan State University Academic and Auxiliary Facilities Fees Revenue,		
Refunding, 5.00%, 7/01/25	1,190,000	1,403,665
Refunding, 5.00%, 7/01/26	355,000	415,322
Refunding, 5.00%, 7/01/27	750,000	872,880
Refunding, 5.00%, 7/01/29	630,000	726,170
Refunding, 5.00%, 7/01/31	455,000	521,739
Series A, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 7/01/32	6,450,000	6,472,317
Prince George's County COP, Public Safety Communications, 5.00%, 10/01/30	3,160,000	3,628,502
Prince George's County GO, Consolidated Public Improvement,		
Series A, 5.00%, 3/01/22	9,420,000	11,786,681
Series A, 5.00%, 9/15/28	3,725,000	4,395,947

[a]Series C, 5.00%, 8/01/23	5,115,000	6,481,165
Prince George's County IDA Lease Revenue, Upper Marlboro Justice, Series B, NATL Insured, 4.75%, 6/30/30	4,000,000	4,007,000
University System of Maryland Auxiliary Facility and Tuition Revenue, Refunding, Series D, 4.00%,		
10/01/24	8,840,000	10,070,351
10/01/25	5,615,000	6,321,311
		624,393,281
District of Columbia 0.4%		
Washington Metropolitan Area Transit Authority Gross Revenue, Transit, Series A, 5.125%, 7/01/32	2,500,000	2,815,025
U.S. Territories 11.1%		
Puerto Rico 10.7%		
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, 6.00%, 7/01/38	2,100,000	2,152,353
Puerto Rico Commonwealth GO, Public Improvement, Refunding, AGMC Insured, 5.125%, 7/01/30	1,935,000	1,935,968
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,		
Refunding, Series N, Assured Guaranty, 5.25%, 7/01/36	5,000,000	5,066,850
Series G, Pre-Refunded, 5.00%, 7/01/33	15,000	15,051
Puerto Rico Electric Power Authority Power Revenue,		
Refunding, Series SS, AGMC Insured, 5.00%, 7/01/30	6,500,000	6,553,170
Series WW, 5.50%, 7/01/38	5,000,000	5,037,100
Series XX, 5.25%, 7/01/40	5,000,000	4,971,200
Puerto Rico HFAR, Capital Fund Modernization Program, Puerto Rico Public Housing Projects, 5.125%, 12/01/27	4,250,000	4,509,335
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding,		
Series K, AGMC Insured, 5.25%, 7/01/27	5,300,000	5,500,393
Series Q, 5.625%, 7/01/39	5,000,000	5,052,200
Puerto Rico Sales Tax FICO Sales Tax Revenue,		
first sub., Series A, 5.75%, 8/01/37	11,425,000	12,222,694
first subordinate, Series A, 6.00%, 8/01/42	18,160,000	19,936,411
first subordinate, Series C, 5.25%, 8/01/41	1,300,000	1,354,158
University of Puerto Rico Revenues, University System, Refunding, Series P, 5.00%, 6/01/30	3,750,000	3,592,575
		77,899,458
U.S. Virgin Islands 0.4%		
Virgin Islands PFAR,		
Gross Receipts Taxes Loan Note, Refunding, Series A, AGMC Insured, 5.00%, 10/01/22	2,000,000	2,061,920
senior lien, Capital Projects, Series A-1, 5.00%, 10/01/29	1,000,000	1,089,100
		3,151,020
Total U.S. Territories		81,050,478
Total Municipal Bonds before Short Term Investments (Cost $678,848,626)		708,258,784
Short Term Investments 2.7%		
Municipal Bonds 2.7%		
Maryland 2.7%		
[b]Maryland State Health and Higher Educational Facilities Authority Revenue, University of Maryland Medical System, Refunding, Series D, Daily VRDN and Put, 0.08%, 7/01/41	7,120,000	7,120,000
[b]Montgomery County GO, Consolidated Public Improvement, BAN, Refunding, Series A, Daily VRDN and Put, 0.05%, 6/01/26	12,900,000	12,900,000
Total Short Term Investments (Cost $20,020,000)		20,020,000
Total Investments (Cost $698,868,626) 99.6%		728,278,784
Other Assets, less Liabilities 0.4%		2,757,583
Net Assets 100.0%		$ 731,036,367

[a]Security purchased on a when-issued basis.
[b]Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Statement of Investments, May 31, 2013 (unaudited)

Franklin Massachusetts Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 98.7%		
Massachusetts 95.5%		
Auburn GO, AMBAC Insured, 5.125%, 6/01/24	$ 1,465,000	$ 1,519,586
Boston GO, Series A, 4.00%, 4/01/32	4,020,000	4,294,043
Dudley-Charlton Regional School District GO, Series B, NATL RE, FGIC Insured, 5.25%, 5/01/19	3,140,000	3,696,125
Martha's Vineyard Land Bank Revenue, AMBAC Insured,		
4.875%, 5/01/22	2,000,000	2,003,800
5.00%, 5/01/34	7,000,000	7,106,960
Massachusetts Bay Transportation Authority Revenue,		
Assessment, Refunding, Series A, 5.00%, 7/01/20	7,000,000	8,585,360
Assessment, Refunding, Series A, 5.00%, 7/01/23	10,005,000	12,242,118
General Transportation System, Series C, NATL RE, FGIC Insured, 5.25%, 3/01/15	2,000,000	2,171,560
Massachusetts Bay Transportation Authority Sales Tax Revenue, Senior, Refunding,		
Series A, 5.00%, 7/01/30	5,000,000	6,080,550
Series A, 5.25%, 7/01/30	10,000,000	12,484,600
Series A, NATL Insured, 5.25%, 7/01/28	1,500,000	1,883,880
Series B, NATL Insured, 5.50%, 7/01/24	3,120,000	3,995,971
Series B, NATL Insured, 5.50%, 7/01/28	2,000,000	2,566,040
Massachusetts Educational Financing Authority Education Loan Revenue,		
Issue I, Refunding, Series A, 5.50%, 1/01/22	3,000,000	3,385,140
Series I, 6.00%, 1/01/28	9,480,000	10,554,368
Massachusetts State College Building Authority Project Revenue,		
Refunding, Series B, XLCA Insured, 5.50%, 5/01/39	5,000,000	6,622,050
Series A, Assured Guaranty, 5.00%, 5/01/33	10,000,000	11,250,500
Series B, 5.00%, 5/01/40	4,625,000	5,312,969
Massachusetts State Department of Transportation Metropolitan Highway System Revenue, Commonwealth Contract Assistance Secured, Series B, 5.00%, 1/01/35	10,000,000	11,059,000
Massachusetts State Development Finance Agency Revenue,		
Boston College Issue, Series P, NATL Insured, 4.75%, 7/01/42	11,000,000	11,555,720
Boston University Issue, Series T-1, AMBAC Insured, 5.00%, 10/01/35	3,600,000	3,783,384
Boston University Issue, Series T-1, AMBAC Insured, 5.00%, 10/01/39	18,630,000	19,484,558
Brandeis University Issue, Series N, 5.00%, 10/01/39	5,000,000	5,301,250
The Broad Institute Issue, Series A, 5.375%, 4/01/41	15,000,000	16,510,200
Massachusetts College of Pharmacy and Allied Health Sciences Issue, Series E, Assured Guaranty, 5.00%, 7/01/31	5,000,000	5,370,600
Massachusetts College of Pharmacy and Allied Health Sciences Issue, Series E, Assured Guaranty, 5.00%, 7/01/37	5,035,000	5,334,885
Northeastern University Issue, 4.00%, 10/01/35	5,000,000	5,081,600
Partners Healthcare System Issue, Refunding, Series L, 5.00%, 7/01/41	5,450,000	5,948,348
Southcoast Health System Obligated Group, Series F, 5.00%, 7/01/37	1,400,000	1,522,360
Sterling and Francine Clark Art Institute Issue, 5.00%, 7/01/41	12,900,000	14,023,203
Western New England College Issue, Refunding, Series A, Assured Guaranty, 5.00%, 9/01/33	12,200,000	12,460,714
WGBH Educational Foundation Issue, Refunding, Series A, Assured Guaranty, 5.00%, 1/01/36	15,945,000	16,652,161
Worcester Polytechnic Institute Issue, 4.00%, 9/01/49	6,825,000	6,390,930
Worcester Polytechnic Institute Issue, Refunding, NATL Insured, 5.00%, 9/01/37	12,850,000	13,733,180
Massachusetts State GO,		
Consolidated Loan, Series A, AGMC Insured, Pre-Refunded, 5.00%, 3/01/24	5,000,000	5,409,050
Consolidated Loan, Series C, AMBAC Insured, 5.00%, 8/01/37	10,000,000	11,215,800
Refunding, Series A, AMBAC Insured, 5.50%, 8/01/30	15,340,000	20,174,554
Massachusetts State Health and Educational Facilities Authority Revenue,		
Boston College Issue, Series N, NATL Insured, 5.125%, 6/01/33	5,000,000	5,014,700
Cable Housing and Health Services Issue, Series A, NATL Insured, 5.25%, 7/01/23	1,000,000	1,001,040
Cape Cod Healthcare Obligated Group, Assured Guaranty, 6.00%, 11/15/28	3,000,000	3,392,340
Cape Cod Healthcare Obligated Group, Assured Guaranty, 5.125%, 11/15/35	3,150,000	3,331,157
Children's Hospital Issue, Series M, 5.25%, 12/01/39	7,000,000	7,633,430
Emmanuel College Issue, NATL Insured, 5.00%, 7/01/37	10,000,000	10,440,800
Lesley University Issue, Series A, Assured Guaranty, 5.25%, 7/01/39	9,350,000	10,200,476
Partners Healthcare System Issue, Refunding, Series J1, 5.00%, 7/01/39	4,345,000	4,688,776
Southcoast Health System Obligated Group, Series D, 5.00%, 7/01/39	5,500,000	5,742,495
Sterling and Francine Clark Art Institute Issue, Series B, 5.00%, 7/01/40	10,000,000	10,925,700
Massachusetts State HFA, MFHR, Section 8 Assisted, Series A, ETM, 7.00%, 4/01/21	430,000	572,231
Massachusetts State HFAR,		
Housing, Refunding, Series A, 3.50%, 12/01/31	5,805,000	5,837,682
Housing, Series A, 3.25%, 12/01/27	4,000,000	4,019,520

Housing, Series F, 2.875%, 12/01/27	2,020,000	1,976,530
Housing, Series F, 3.15%, 12/01/32	3,445,000	3,346,955
Housing, Series F, 3.45%, 12/01/37	1,500,000	1,451,700
Series C, 5.125%, 12/01/39	1,700,000	1,795,761
Series C, 5.35%, 12/01/49	4,500,000	4,769,055
Series D, 5.05%, 6/01/40	4,450,000	4,674,859
SF Housing, Series 159, 4.05%, 12/01/32	12,000,000	12,356,520
SF, Series 162, 3.15%, 12/01/32	10,905,000	10,398,790
Massachusetts State Port Authority Revenue,		
Refunding, Series B, 5.00%, 7/01/32	3,250,000	3,699,183
Series A, AGMC Insured, 4.50%, 7/01/32	5,590,000	5,843,506
Series A, AGMC Insured, 4.50%, 7/01/37	7,935,000	8,200,029
Series A, AMBAC Insured, 5.00%, 7/01/35	10,000,000	10,572,400
Massachusetts State School Building Authority Dedicated Sales Tax Revenue,		
Senior, Series B, 5.00%, 10/15/41	10,000,000	11,140,100
Series A, AGMC Inusred, Pre-Refunded, 5.00%, 8/15/18	5,360,000	5,910,579
Series A, AMBAC Insured, 4.75%, 8/15/32	15,000,000	16,410,600
Massachusetts State Special Obligation Dedicated Tax Revenue,		
FGIC Insured, Pre-Refunded, 5.25%, 1/01/29	5,000,000	5,143,150
Refunding, NATL RE, FGIC Insured, 5.50%, 1/01/25	15,900,000	19,190,664
Refunding, NATL RE, FGIC Insured, 5.50%, 1/01/34	16,900,000	20,218,822
Massachusetts State Transportation Fund Revenue, Accelerated Bridge Program, Series A, 4.00%, 6/01/31	10,555,000	11,054,990
Massachusetts State Water Pollution Abatement Trust Revenue, 2012,		
Pool Loan Program Bonds, Series 6, 5.50%, 8/01/30	1,005,000	1,007,945
Pooled Loan Program, Series 7, 5.125%, 2/01/31	1,900,000	1,904,959
Massachusetts State Water Pollution Abatement Trust Water Pollution Abatement Revenue, MWRA Program, Refunding, Sub Series A, 5.75%, 8/01/29	250,000	250,788
Massachusetts State Water Resources Authority Revenue,		
General, Refunding, Series B, AGMC Insured, 5.25%, 8/01/28	20,490,000	25,727,654
Series A, AGMC Insured, 4.50%, 8/01/46	5,325,000	5,511,588
Monson GO, AMBAC Insured, 5.25%, 11/01/23	1,675,000	1,716,356
Springfield GO, State Qualified Municipal Purpose Loan, AGMC Insured, 4.50%, 8/01/26	2,000,000	2,105,900
University of Massachusetts Building Authority Project Revenue, Senior Series 1, AMBAC Insured, Pre-Refunded, 5.25%,		
11/01/23	2,155,000	2,199,005
11/01/28	5,035,000	5,137,815
11/01/29	3,000,000	3,209,880
Worcester GO, Assured Guaranty, 5.00%, 11/01/37	3,000,000	3,145,920
		579,639,467
U.S. Territories 3.2%		
Puerto Rico 3.2%		
Puerto Rico Sales Tax FICO Sales Tax Revenue,		
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 8/01/43	26,000,000	5,003,700
Senior Series C, 5.25%, 8/01/40	13,000,000	13,989,430
Total U.S. Territories		18,993,130
Total Municipal Bonds before Short Term Investments (Cost $574,232,621)		598,632,597
Short Term Investments 0.3%		
Municipal Bonds 0.3%		
Massachusetts 0.3%		
[a]Massachusetts State GO, Consolidated Loan, Refunding, Series A, Daily VRDN and Put, 0.08%, 3/01/26	1,400,000	1,400,000
[a]Massachusetts State Health and Educational Facilities Authority Revenue, Tufts University Issue, Series G, Daily VRDN and Put, 0.05%, 2/15/26	410,000	410,000
Total Short Term Investments (Cost $1,810,000)		1,810,000
Total Investments (Cost $576,042,621) 99.0%		600,442,597
Other Assets, less Liabilities 1.0%		6,337,041
Net Assets 100.0%		$ 606,779,638

[a]Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Statement of Investments, May 31, 2013 (unaudited)

Franklin Michigan Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 93.0%				
Michigan 84.9%				
Adrian City School District GO, AGMC Insured, Pre-Refunded, 5.00%,				
5/01/26	$	1,960,000	$	2,044,339
5/01/29		2,125,000		2,216,439
5/01/34		6,690,000		6,977,871
Allendale Public School District GO, School Building and Site, Series A, AGMC Insured, 5.00%, 5/01/37		11,810,000		12,336,962
Battle Creek School District GO, School Building and Site, AGMC Insured, 5.00%,				
5/01/31		4,000,000		4,412,160
5/01/34		10,165,000		11,168,387
Bay City School District GO, School Building and Site, AGMC Insured, 5.00%, 5/01/31		6,000,000		6,283,620
Brighton Area Schools District GO, School Building and Site,				
Refunding, Series I, 5.00%, 5/01/23		1,650,000		1,843,496
Refunding, Series I, 5.00%, 5/01/24		1,650,000		1,832,655
Series I, 5.00%, 5/01/25		1,650,000		1,818,696
Series I, 5.00%, 5/01/26		1,650,000		1,810,149
Caledonia Community Schools GO, School Building and Site, NATL Insured, 5.00%, 5/01/26		3,665,000		4,074,564
Central Michigan University Revenue, General,				
AMBAC Insured, 5.00%, 10/01/34		8,905,000		9,592,288
Series A, AMBAC Insured, Pre-Refunded, 5.05%, 10/01/32		10,000,000		10,155,800
Chippewa Valley Schools GO, Refunding, 5.00%,				
5/01/27		5,450,000		6,332,300
5/01/28		6,075,000		7,024,765
5/01/29		6,425,000		7,388,172
5/01/30		6,420,000		7,347,305
5/01/31		3,000,000		3,416,970
5/01/32		3,500,000		3,967,530
Detroit City School District GO, School Building and Site Improvement, Series A, AGMC Insured, 6.00%, 5/01/29		10,000,000		11,601,200
Detroit GO,				
Distribution State Aid, 5.00%, 11/01/30		5,000,000		5,350,650
Distribution State Aid, 5.25%, 11/01/35		5,000,000		5,340,800
Series A, Assured Guaranty, 5.00%, 4/01/28		5,000,000		5,107,000
Series A-1, NATL Insured, 5.00%, 4/01/20		10,610,000		9,954,408
Detroit Sewage Disposal System Revenue,				
second lien, Series A, NATL Insured, 5.125%, 7/01/33		18,790,000		19,019,238
senior lien, Refunding, Series A, AGMC Insured, 5.00%, 7/01/32		5,960,000		5,971,860
senior lien, Series B, AGMC Insured, 7.50%, 7/01/33		6,000,000		7,350,240
Detroit Water and Sewerage Department Sewage Disposal System Revenue, senior lien, Refunding, Series A, AGMC Insured, 5.00%, 7/01/39		5,000,000		5,195,700
Detroit Water Supply System Revenue,				
second lien, Refunding, Series C, AGMC Insured, 5.00%, 7/01/33		20,000,000		20,340,600
second lien, Series B, NATL Insured, 5.00%, 7/01/34		8,875,000		8,884,141
second lien, Series B, NATL Insured, Pre-Refunded, 5.00%, 7/01/34		5,270,000		5,288,023
senior lien, Refunding, Series B, BHAC Insured, 5.25%, 7/01/35		17,500,000		18,743,550
senior lien, Series A, AGMC Insured, 5.00%, 7/01/34		38,740,000		39,377,660
senior lien, Series A, NATL RE, FGIC Insured, 5.00%, 7/01/30		11,400,000		11,400,114
Eastern Michigan University Revenue, General, Series A, FGIC Insured, Pre-Refunded, 5.00%,				
6/01/28		6,730,000		6,730,000
6/01/33		14,700,000		14,700,000
Eaton Rapids Public Schools GO, School Building and Site, AGMC Insured, Pre-Refunded, 5.00%,				
5/01/26		2,700,000		2,816,181
5/01/29		2,750,000		2,867,426
Fennville Public Schools GO, School Building and Site,				
FGIC Insured, Pre-Refunded, 5.00%, 5/01/30		1,115,000		1,162,978
FGIC Insured, Pre-Refunded, 5.00%, 5/01/34		3,250,000		3,389,848
NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 5/01/30		2,085,000		2,174,718
Fowlerville Community School District GO, School Building and Site, NATL RE, FGIC Insured, Pre-Refunded, 5.00%,				
5/01/30		1,990,000		2,075,630
5/01/34		8,145,000		8,495,479
Fraser Public School District GO, School Building and Site, AGMC Insured, 5.00%, 5/01/30		8,520,000		9,097,997
Genesee County GO, Water Supply System, AMBAC Insured, 5.00%, 11/01/30		4,000,000		4,167,120

Grand Blanc Community Schools GO,		
Refunding, 5.00%, 5/01/21	2,145,000	2,585,497
Refunding, 5.00%, 5/01/22	1,670,000	2,013,285
Refunding, 5.00%, 5/01/23	2,585,000	3,091,195
School Building and Site, AGMC Insured, Pre-Refunded, 5.00%, 5/01/28	4,250,000	4,432,878
Grand Rapids Building Authority Revenue, Series A, AMBAC Insured, 5.00%, 10/01/28	3,590,000	3,598,544
Grand Rapids Sanitary Sewer System Revenue,		
NATL Insured, 5.00%, 1/01/30	4,900,000	5,295,675
Refunding, 5.00%, 1/01/34	3,500,000	3,991,050
Grand Rapids Water Supply System Revenue, Assured Guaranty, 5.10%, 1/01/39	3,000,000	3,287,130
Grand Valley State University Revenue, General,		
5.75%, 12/01/34	1,500,000	1,667,205
Refunding, Series A, AGMC Insured, 5.00%, 12/01/28	17,165,000	18,439,845
Refunding, Series A, AGMC Insured, 5.00%, 12/01/33	8,570,000	9,097,312
HealthSource Saginaw Inc. Saginaw County GO, NATL Insured, Pre-Refunded, 5.00%, 5/01/29	4,145,000	4,512,371
Jackson County Hospital Finance Authority Revenue, W.A. Foote Memorial Hospital, Refunding, Series C, Assured Guaranty, 5.00%, 6/01/26	10,000,000	10,819,700
Jackson Public Schools GO, School Building and Site, Refunding, AGMC Insured, Pre-Refunded, 5.00%, 5/01/34	6,620,000	6,904,859
Kalamazoo Hospital Finance Authority Hospital Facility Revenue,		
Borgess Medical Center, Series A, AMBAC Insured, ETM, 5.625%, 6/01/14	1,335,000	1,342,730
Bronson Methodist Hospital, Refunding, Assured Guaranty, 5.25%, 5/15/36	10,000,000	10,839,400
Bronson Methodist Hospital, Refunding, Series B, AGMC Insured, 5.00%, 5/15/26	7,000,000	7,522,130
L'Anse Creuse Public Schools GO, School Building and Site, AGMC Insured, 5.00%, 5/01/35	10,000,000	10,431,700
Lansing Board of Water and Light Utility System Revenue, Series A,		
5.00%, 7/01/29	9,030,000	10,323,006
5.50%, 7/01/41	10,000,000	11,448,500
Lansing Community College GO, College Building and Site, Refunding,		
4.00%, 5/01/27	4,185,000	4,439,239
4.00%, 5/01/28	4,355,000	4,595,352
5.00%, 5/01/29	4,525,000	5,197,053
5.00%, 5/01/30	4,755,000	5,437,342
5.00%, 5/01/31	3,990,000	4,545,927
5.00%, 5/01/32	3,000,000	3,403,050
Lapeer Community Schools GO, School Building and Site, AGMC Insured, 5.00%,		
5/01/33	4,400,000	4,775,540
5/01/37	4,325,000	4,653,311
Lenawee County Hospital Finance Authority Hospital Revenue, ProMedica Healthcare Obligated Group, Refunding, Series B, 6.00%, 11/15/35	5,000,000	5,753,050
Michigan State Building Authority Revenue,		
Facilities Program, Refunding, Series I, 6.25%, 10/15/38	15,000,000	17,722,800
Facilities Program, Refunding, Series I, AMBAC Insured, 5.00%, 10/15/33	4,450,000	4,781,926
Facilities Program, Refunding, Series I-A, 5.50%, 10/15/45	2,000,000	2,244,540
Facilities Program, Refunding, Series II, AMBAC Insured, 5.00%, 10/15/33	21,000,000	22,566,390
Refunding, Series IA, AGMC Insured, 5.00%, 10/15/31	15,530,000	16,820,698
Refunding, Series IA, AGMC Insured, 5.00%, 10/15/32	10,000,000	10,814,300
Refunding, Series IA, AGMC Insured, 5.00%, 10/15/36	1,000,000	1,074,060
Michigan State Comprehensive Transportation Revenue, Refunding, AGMC Insured, 5.00%,		
5/15/26	4,740,000	5,263,912
5/15/31	8,000,000	8,857,200
Michigan State Finance Authority Revenue,		
AGMC Insured, 5.00%, 11/15/36	6,500,000	7,065,565
AGMC Insured, 5.00%, 11/15/42	8,000,000	8,552,480
Hospital, Oakwood Obligated Group, Credit, Refunding, AGMC Insured, 5.00%, 11/01/32	10,005,000	10,888,842
Hospital, Oakwood Obligated Group, Credit, Refunding, AGMC Insured, 5.00%, 11/01/42	12,000,000	12,767,880
Hospital, Oakwood Obligated Group, Refunding, 5.00%, 8/15/28	5,585,000	6,186,616
Hospital, Oakwood Obligated Group, Refunding, 5.00%, 8/15/29	5,865,000	6,465,400
Hospital, Oakwood Obligated Group, Refunding, 5.00%, 8/15/30	4,105,000	4,510,615
Hospital, Oakwood Obligated Group, Refunding, 5.00%, 8/15/31	2,340,000	2,554,695
State Revolving Fund, Clean Water, 5.00%, 10/01/24	5,000,000	6,075,300
State Revolving Fund, Clean Water, 5.00%, 10/01/28	3,000,000	3,538,110
State Revolving Fund, Clean Water, 5.00%, 10/01/29	6,150,000	7,214,565
State Revolving Fund, Clean Water, 5.00%, 10/01/30	2,500,000	2,919,375
State Revolving Fund, Clean Water, 5.00%, 10/01/32	2,000,000	2,314,300
State Revolving Fund, Clean Water, Subordinate, Refunding, 5.00%, 10/01/22	7,305,000	9,027,154
State Revolving Fund, Clean Water, Subordinate, Refunding, 5.00%, 10/01/23	1,500,000	1,840,860

State Revolving Fund, Clean Water, Subordinate, Refunding, 5.00%, 10/01/24	9,015,000	10,953,766
State Revolving Fund, Clean Water, Subordinate, Refunding, 5.00%, 10/01/25	3,820,000	4,599,051
Michigan State HDA Rental Housing Revenue, Series A, 5.25%, 10/01/46	4,260,000	4,476,152
Michigan State Hospital Finance Authority Revenue,		
Hospital, Sparrow Obligated Group, Refunding, 5.00%, 11/15/31	10,000,000	10,473,800
Hospital, Sparrow Obligated Group, Refunding, NATL Insured, 5.00%, 11/15/31	8,500,000	8,902,730
Hospital, Sparrow Obligated Group, Refunding, NATL Insured, 5.00%, 11/15/36	6,165,000	6,454,508
Hospital, Sparrow Obligated Group, Refunding, NATL Insured, 5.00%, 11/15/36	12,465,000	12,744,839
Mclaren Healthcare, Refunding, Series A, 5.00%, 6/01/26	2,065,000	2,337,848
Mclaren Healthcare, Refunding, Series A, 5.00%, 6/01/27	2,285,000	2,564,227
Mclaren Healthcare, Refunding, Series A, 5.00%, 6/01/28	2,615,000	2,904,611
Mclaren Healthcare, Refunding, Series A, 5.00%, 6/01/35	2,250,000	2,461,140
MidMichigan Obligated Group, AMBAC Insured, 5.00%, 4/15/24	7,065,000	7,072,983
MidMichigan Obligated Group, AMBAC Insured, 5.00%, 4/15/32	1,000,000	1,001,660
MidMichigan Obligated Group, Refunding, Series A, AGMC Insured, 5.375%, 6/01/27	7,500,000	7,510,275
MidMichigan Obligated Group, Series A, 6.125%, 6/01/39	5,000,000	5,606,050
St. John Health System, Series A, AMBAC Insured, ETM, 5.125%, 5/15/17	14,500,000	14,549,010
St. John Hospital, Series A, AMBAC Insured, ETM, 6.25%, 5/15/14	9,545,000	9,586,234
Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/24	8,000,000	9,272,880
Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/29	5,250,000	5,904,517
Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/30	5,955,000	6,624,223
Trinity Health Credit Group, Series A, 6.50%, 12/01/33	25,000,000	29,425,500
Trinity Health Credit Group, Series B, 5.00%, 12/01/48	30,745,000	32,523,291
Michigan State Revenue, Grant Anticipation Bonds, AGMC Insured, 5.25%, 9/15/27	10,000,000	11,418,500
Michigan State Strategic Fund Limited Obligation Revenue,		
Detroit Edison Co. Exempt Facilities Project, Mandatory Put 8/01/16, Refunding, Series ET, Sub Series ET-2, 5.50%, 8/01/29	10,000,000	11,347,400
Detroit Edison Co. Pollution Control Bonds Project, Refunding, Collateralized Series BB, AMBAC Insured, 7.00%, 5/01/21	3,000,000	3,851,070
Michigan State University Revenues, General, Refunding,		
Series A, 5.00%, 8/15/41	8,000,000	9,050,400
Series C, 5.00%, 2/15/44	14,630,000	15,947,139
Michigan Technological University Revenue, General, Series A, NATL Insured, Pre-Refunded, 5.00%, 10/01/34	3,675,000	3,731,669
Northview Public Schools District GO, School Building and Site, 5.00%, 5/01/41	3,000,000	3,262,320
Oakland University Revenue, General, 5.00%, 3/01/42	8,770,000	9,384,163
Otsego Public Schools District GO, School Building and Site, AGMC Insured, Pre-Refunded, 5.00%, 5/01/34	9,835,000	10,258,200
Pennfield School District GO, School Building and Site,		
FGIC Insured, Pre-Refunded, 5.00%, 5/01/29	645,000	672,754
FGIC Insured, Pre-Refunded, 5.00%, 5/01/34	2,500,000	2,607,575
NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 5/01/29	505,000	526,730
Pinckney Community Schools GO, Refunding, AGMC Insured, 5.00%, 5/01/26	2,955,000	3,044,123
Rockford Public Schools GO, School Building and Site, AGMC Insured, 5.00%, 5/01/33	5,000,000	5,488,750
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital Obligated Group, Refunding, Series V, 8.25%, 9/01/39	10,000,000	12,621,100
Saginaw City School District GO, School Building and Site, AGMC Insured, 5.00%, 5/01/38	10,555,000	11,390,956
Saginaw Valley State University Revenue, General, Refunding, AGMC Insured, 5.00%, 7/01/28	7,050,000	7,677,520
South Redford School District GO, School Building and Site, NATL Insured, 5.00%, 5/01/30	3,500,000	3,714,935
Southfield Library Building Authority GO, Refunding, NATL Insured, 5.00%, 5/01/30	6,535,000	6,936,314
Southfield Public Schools GO, Refunding, NATL Insured, 4.75%, 5/01/29	9,040,000	9,492,723
Sparta Area Schools GO, School Building and Site, FGIC Insured, Pre-Refunded, 5.00%, 5/01/30	2,730,000	2,847,472
Sturgis Public School District GO, Refunding, NATL RE, FGIC Insured, 5.00%, 5/01/30	4,715,000	4,879,412
Trenton Public Schools GO, School Building and Site, AGMC Insured, 5.00%,		
5/01/31	4,575,000	5,066,401
5/01/38	8,150,000	8,849,433
Warren Consolidated School District GO, School Building and Site, 5.00%, 5/01/32	2,500,000	2,813,225
Wayne Charter County GO,		
Airport Hotel, Detroit Metropolitan Wayne County Airport, Series A, NATL Insured, 5.25%, 12/01/25	17,000,000	17,023,290
Airport Hotel, Detroit Metropolitan Wayne County Airport, Series A, NATL Insured, 5.00%, 12/01/30	10,750,000	10,763,115
Building Improvement, Series A, 6.75%, 11/01/39	4,815,000	5,355,869
Capital Improvement, Series A, AGMC Insured, 5.00%, 2/01/34	7,640,000	7,876,076
Capital Improvement, Series A, AGMC Insured, 5.00%, 2/01/38	12,135,000	12,422,357
Wayne County Airport Authority Revenue, Detroit Metropolitan Wayne County Airport, Refunding, NATL RE, FGIC Insured, 5.00%,		
12/01/27	9,910,000	10,693,385
12/01/28	10,170,000	10,929,801

Wayne State University Revenue, General,		
AMBAC Insured, 5.00%, 11/15/30	2,925,000	3,249,675
Refunding, AGMC Insured, 5.00%, 11/15/28	23,550,000	26,605,848
Refunding, AGMC Insured, 5.00%, 11/15/35	22,435,000	24,910,927
[a]Series A, 5.00%, 11/15/40	5,000,000	5,517,700
Western Michigan University Revenue, General, AGMC Insured, 5.00%,		
11/15/28	5,500,000	6,044,335
11/15/32	6,410,000	6,958,119
Wyoming Sewage Disposal System Revenue, Refunding, NATL Insured, 5.00%, 6/01/27	5,700,000	6,045,591
Zeeland Public Schools GO, Refunding, NATL RE, FGIC Insured, 5.00%, 5/01/25	3,350,000	3,541,453
		1,227,925,608
U.S. Territories 8.1%		
Puerto Rico 8.1%		
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue, Series D, AGMC Insured, 5.00%, 7/01/32	10,900,000	10,899,564
Puerto Rico Electric Power Authority Power Revenue, Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35	14,000,000	15,352,120
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate,		
Series A, 5.375%, 8/01/39	9,000,000	9,463,860
Series A, 6.375%, 8/01/39	10,000,000	11,214,400
Series A, 6.00%, 8/01/42	25,000,000	27,445,500
Series C, 5.50%, 8/01/40	15,000,000	15,917,400
Series C, 5.25%, 8/01/41	25,445,000	26,505,039
		116,797,883
Total Municipal Bonds before Short Term Investments (Cost $1,281,401,418)		1,344,723,491
Short Term Investments 5.0%		
Municipal Bonds 5.0%		
Michigan 5.0%		
[b]Michigan Higher Education Facilities Authority Revenue, Limited Obligation, University of Detroit Mercy Project, Refunding, Daily VRDN and Put, 0.08%, 11/01/36	21,205,000	21,205,000
[b]University of Michigan Revenue, General, Series A, Daily VRDN and Put, 0.05%, 4/01/38	50,625,000	50,625,000
Total Short Term Investments (Cost $71,830,000)		71,830,000
Total Investments (Cost $1,353,231,418) 98.0%		1,416,553,491
Other Assets, less Liabilities 2.0%		28,588,701
Net Assets 100.0%		$ 1,445,142,192

[a]Security purchased on a when-issued basis.
[b]Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
BHAC - Berkshire Hathaway Assurance Corp.
ETM - Escrow to Maturity
FGIC - Financial Guaranty Insurance Co.
FICO - Financing Corp.
GO - General Obligation
HDA - Housing Development Authority/Agency
NATL - National Public Financial Guarantee Corp.
NATL RE - National Public Financial Guarantee Corp. Reinsured

Franklin Tax-Free Trust
Statement of Investments, May 31, 2013 (unaudited)

Franklin Minnesota Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 99.6%				
Minnesota 97.5%				
Alexandria ISD No. 206 GO, School Building, Minnesota School District Credit Enhancement Program, Series A, 5.00%, 2/01/37	$	11,700,000	$	13,280,904
Anoka County Housing and RDA, GO, Housing Development,				
AMBAC Insured, Pre-Refunded, 4.875%, 2/01/24		1,770,000		1,823,702
Refunding, AMBAC Insured, 4.875%, 2/01/24		425,000		435,587
Anoka County Regional Railroad Authority GO, Limited Tax, Series A, XLCA Insured, 4.50%, 2/01/32		11,125,000		11,941,686
Anoka-Hennepin ISD No. 11 GO, School Building, Refunding, Series A, Assured Guaranty, 5.00%, 2/01/20		5,870,000		7,199,966
Bemidji GO, Sales Tax Revenue, Refunding, 5.25%, 2/01/38		12,055,000		13,960,052
Bemidji ISD, No. 31 GO, Refunding, Series A, 5.00%, 4/01/18		2,665,000		3,158,691
Big Lake ISD No. 727 GO, Refunding, Series B, 5.00%,				
2/01/23		2,990,000		3,628,096
2/01/24		3,000,000		3,619,290
2/01/25		2,225,000		2,659,275
Bloomington ISD No. 271 GO,				
[a]Alternative Facilities, Series A, 3.00%, 2/01/30		1,370,000		1,312,529
[a]Alternative Facilities, Series A, 3.125%, 2/01/32		3,530,000		3,354,312
[a]Alternative Facilities, Series A, 3.25%, 2/01/34		7,005,000		6,630,022
School Building, Refunding, Series C, AGMC Insured, 4.50%, 2/01/23		2,500,000		2,699,925
Blue Earth County EDA Public Project Lease Revenue, Series A, NATL Insured, 4.50%, 12/01/24		1,055,000		1,150,625
Brainerd ISD No. 181 GO, School Building, Refunding, Series A, 4.00%,				
2/01/19		5,025,000		5,732,972
2/01/20		5,025,000		5,651,366
2/01/21		4,035,000		4,484,983
Burnsville ISD No. 191 GO, Alternative Facilities, Series A, 3.00%,				
2/01/29		1,570,000		1,560,250
2/01/30		2,880,000		2,884,291
Byron ISD No. 531 GO, School Building, Series A, NATL RE, FGIC Insured, 5.00%, 2/01/24		2,015,000		2,117,402
Cambridge ISD No. 911 GO, School Building, Minnesota School District Credit Enhancement Program,				
Refunding, Series A, 3.00%, 2/01/27		3,410,000		3,454,159
Refunding, Series A, 3.00%, 2/01/30		5,585,000		5,519,823
Series A, NATL Insured, 4.25%, 2/01/24		1,235,000		1,309,347
Center City Health Care Facilities Revenue, Hazelden Foundation Project, 5.00%, 11/01/41		1,600,000		1,686,800
Central Municipal Power Agency Revenue, Brookings, South East Twin Cities Transmission Project, 5.00%,				
1/01/32		1,150,000		1,296,740
1/01/42		1,615,000		1,784,220
Chaska ISD No. 112 GO,				
Alternative Facilities, Minnesota School District Credit Enhancement Program, Refunding, Series A, 5.00%, 2/01/20		4,135,000		5,039,573
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A, 4.00%, 2/01/20		4,475,000		5,150,412
School Building, Refunding, Series A, 4.00%, 2/01/21		2,455,000		2,832,014
School Building, Series A, NATL Insured, 4.50%, 2/01/28		15,000,000		16,868,250
Chisago County GO, Capital Improvement, Series A, NATL Insured, Pre-Refunded, 4.75%, 2/01/26		2,415,000		2,684,055
Dakota County CDA Governmental Housing Development GO, Senior Housing Facilities, Series A, 5.125%, 1/01/35		2,625,000		2,955,199
Dakota County CDA, SFMR, MBS Program, Series A, GNMA Secured, 4.875%, 12/01/33		1,200,000		1,303,500
Duluth ISD No. 709 COP, Full Term Certificates, Series B,				
4.75%, 2/01/25		8,445,000		9,403,339
AGMC Insured, 5.00%, 2/01/28		18,890,000		21,206,670
Edina ISD No. 273 GO, Alternative Facilities, Series A,				
2.375%, 2/01/25		4,445,000		4,406,862
2.50%, 2/01/26		3,000,000		2,961,390
Elk River ISD No. 728 GO, School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A, AGMC Insured, 4.25%,				
2/01/23		5,000,000		5,381,750
2/01/24		6,265,000		6,724,976
Ely Housing and RDAR, Housing Development, Series A, XLCA Insured, 4.50%, 11/01/41		2,530,000		2,713,855
Farmington ISD No. 192 GO, School Building,				
Refunding, Series A, AGMC Insured, 4.50%, 2/01/24		5,015,000		5,333,553
Series B, AGMC Insured, 5.00%, 2/01/23		3,000,000		3,180,150
Series B, AGMC Insured, 4.75%, 2/01/27		16,075,000		17,015,227
Fergus Falls ISD No. 544 GO, School Building, Minnesota School District Credit Enhancement Program, Series A, AGMC Insured, 5.00%, 1/01/25		1,655,000		1,899,758

Franklin Tax-Free Trust

Statement of Investments, May 31, 2013 (unaudited) *(continued)*

Fridley ISD No. 014 GO, Alternative Facilities, Series A, AGMC Insured, 4.375%, 2/01/27	2,040,000	2,153,750
Hennepin County Regional Railroad Authority GO, Limited Tax, Refunding, Series A, 4.00%,		
12/01/27	2,475,000	2,724,133
12/01/28	2,590,000	2,826,234
12/01/30	2,535,000	2,750,374
Hennepin County Sales Tax Revenue,		
first lien, Ballpark Project, Series A, 4.75%, 12/15/37	25,000,000	27,927,250
second lien, Ballpark Project, Series B, 5.00%, 12/15/17	1,740,000	2,036,409
second lien, Ballpark Project, Series B, 5.00%, 12/15/21	5,000,000	5,815,650
Hibbing Health Care Facilities Revenue, The Duluth Clinic Ltd., AGMC Insured, Pre-Refunded, 5.00%, 11/01/25	8,000,000	8,155,280
Jackson County GO, Capital Improvement Plan, Series A, 3.125%, 2/01/38	5,140,000	4,735,122
Lakeville GO, Refunding, Series B,		
4.00%, 2/01/21	1,585,000	1,839,456
3.00%, 2/01/23	3,310,000	3,550,008
3.00%, 2/01/26	5,610,000	5,782,788
3.00%, 2/01/30	4,690,000	4,689,906
Lakeville ISD No. 194 GO,		
Alternative Facilities, Series B, 3.00%, 2/01/25	3,560,000	3,680,862
School Building, Refunding, Series B, Assured Guaranty, 5.00%, 2/01/16	5,405,000	6,004,793
School Building, Refunding, Series B, Assured Guaranty, 5.00%, 2/01/17	5,750,000	6,582,427
School Building, Refunding, Series D, 4.25%, 2/01/24	7,000,000	7,426,160
Maple Grove GO, Improvement, Refunding, Series A, 4.00%,		
2/01/20	1,800,000	2,097,630
2/01/21	2,100,000	2,461,746
2/01/22	2,470,000	2,895,038
Metropolitan Council Minneapolis-St. Paul Metropolitan Area GO, Wastewater,		
Refunding, Series E, 5.00%, 9/01/24	5,000,000	6,117,700
Refunding, Series E, 5.00%, 9/01/25	5,955,000	7,230,918
Series B, 4.50%, 12/01/26	5,000,000	5,468,000
Minneapolis and St. Paul Housing and RDA Health Care Facilities Revenue, Children's Hospitals and Clinics, Series A-1,		
AGMC Insured, 5.00%, 8/15/34	1,000,000	1,095,290
Minneapolis GO, Various Purpose, Refunding, 4.00%, 12/01/25	4,500,000	4,804,965
Minneapolis Health Care System Revenue, Fairview Health Services,		
Series B, Assured Guaranty, 6.50%, 11/15/38	35,000,000	41,245,050
Series D, AMBAC Insured, 5.00%, 11/15/34	12,645,000	12,992,737
Minneapolis-St. Paul Metropolitan Airports Commission Airport Revenue,		
senior bond, Refunding, Series A, 5.00%, 1/01/35	13,795,000	15,438,122
senior bond, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/20	5,400,000	6,093,144
senior bond, Refunding, Series A, BHAC Insured, 5.00%, 1/01/23	14,800,000	16,699,728
senior bond, Refunding, Series A, BHAC Insured, 5.00%, 1/01/26	10,000,000	11,164,700
Subordinate Airport, Refunding, Series B, 5.00%, 1/01/26	1,250,000	1,440,763
Subordinate Airport, Refunding, Series B, 5.00%, 1/01/27	1,500,000	1,722,810
Subordinate Airport, Refunding, Series B, 5.00%, 1/01/28	2,250,000	2,575,058
Minnesota Agricultural and Economic Development Board Revenue,		
Health Care Facilities, Essentia Health Obligated Group, Series C-1, Assured Guaranty, 5.00%, 2/15/30	14,600,000	15,859,834
Health Care Facilities, Essentia Health Obligated Group, Series E, Assured Guaranty, 5.00%, 2/15/37	20,600,000	21,752,364
Health Care System, Fairview Hospital and Healthcare Services, Refunding, Series A, NATL Insured, 5.75%, 11/15/26	365,000	366,077
Minnesota Public Facilities Authority Clean Water Revenue, Series A, Pre-Refunded, 5.00%, 3/01/24	6,900,000	7,998,549
Minnesota Public Facilities Authority Revolving Fund Revenue, Series C, 5.00%, 3/01/26	16,530,000	19,413,658
Minnesota Public Facilities Authority State Revenue, Refunding, Series A, 5.00%, 3/01/24	17,010,000	21,561,366
Minnesota State 911 Revenue, Public Safety Radio Communication System Project, Assured Guaranty,		
4.50%, 6/01/22	3,000,000	3,446,880
4.50%, 6/01/23	1,000,000	1,140,440
4.50%, 6/01/24	3,745,000	4,257,353
5.00%, 6/01/24	5,000,000	5,760,150
Minnesota State Colleges and Universities Revenue, Fund, Series A,		
4.00%, 10/01/24	2,535,000	2,871,927
4.50%, 10/01/26	5,770,000	6,494,712
5.00%, 10/01/28	2,135,000	2,510,909
4.625%, 10/01/29	6,615,000	7,456,825
NATL Insured, 5.00%, 10/01/22	1,745,000	1,909,449
NATL Insured, 5.00%, 10/01/23	1,825,000	1,994,780
NATL Insured, 5.00%, 10/01/24	1,900,000	2,074,458
NATL Insured, 5.00%, 10/01/25	1,155,000	1,259,655
NATL Insured, 5.00%, 10/01/26	1,715,000	1,868,321

NATL Insured, 5.00%, 10/01/32	5,540,000	6,024,584
Minnesota State General Fund Revenue, Appropriation, Refunding,		
Series A, 4.00%, 3/01/26	4,000,000	4,405,520
Series A, 5.00%, 3/01/29	9,250,000	10,794,010
Series A, 3.00%, 3/01/30	2,000,000	1,882,300
Series B, 5.00%, 3/01/22	1,530,000	1,886,643
Minnesota State GO,		
Highway and Various Purpose, 5.00%, 8/01/23	3,000,000	3,458,070
Highway and Various Purpose, AGMC Insured, 5.00%, 8/01/22	1,000,000	1,156,660
Highway and Various Purpose, AGMC Insured, 5.00%, 8/01/25	10,000,000	11,439,500
NATL Insured, 5.00%, 6/01/26	10,000,000	11,010,000
State Trunk Highway, Series B, 5.00%, 10/01/21	7,230,000	8,960,139
State Various Purpose, Refunding, Series D, 5.00%, 8/01/18	8,210,000	9,842,312
State Various Purpose, Series A, 5.00%, 8/01/16	4,550,000	5,182,495
State Various Purpose, Series A, 5.00%, 8/01/22	10,000,000	12,432,000
State Various Purpose, Series A, 4.00%, 8/01/29	2,000,000	2,239,920
Various Purpose, Refunding, Series H, 5.00%, 11/01/27	2,500,000	3,000,350
Various Purpose, Series A, 4.25%, 12/01/27	5,000,000	5,668,400
Various Purpose, Series A, 4.50%, 12/01/28	15,540,000	17,811,637
Minnesota State HFA Homeownership Finance Revenue, MBS Program,		
Series E, GNMA Secured, 4.45%, 7/01/31	4,510,000	4,975,657
Series G, GNMA Secured, 4.00%, 7/01/26	2,335,000	2,511,152
Series G, GNMA Secured, 4.40%, 7/01/32	3,845,000	4,216,735
Minnesota State HFAR,		
Nonprofit Housing State Appropriation, 4.00%, 8/01/29	3,675,000	3,911,964
Nonprofit Housing State Appropriation, 5.00%, 8/01/31	2,225,000	2,567,339
Residential Housing Finance, Series E, 4.90%, 7/01/29	10,135,000	10,666,783
Residential Housing Finance, Series E, 5.10%, 1/01/40	9,685,000	10,152,882
Minnesota State Higher Education Facilities Authority Revenue,		
Carleton College, Series 7-D, 5.00%, 3/01/40	4,000,000	4,418,720
Macalester College, Series 7-I, 5.00%, 6/01/35	5,000,000	5,734,850
St. Olaf College, Series 7-F, 4.25%, 10/01/22	1,475,000	1,645,141
St. Olaf College, Series 7-F, 3.50%, 10/01/24	1,570,000	1,658,422
St. Olaf College, Series 7-F, 4.50%, 10/01/30	3,500,000	3,795,960
University of St. Thomas, Series 6-X, 5.00%, 4/01/29	2,250,000	2,468,408
University of St. Thomas, Series 6-X, 5.25%, 4/01/39	10,000,000	10,961,700
University of St. Thomas, Series 7-A, 5.00%, 10/01/29	5,420,000	6,126,443
University of St. Thomas, Series 7-A, 5.00%, 10/01/39	4,485,000	4,940,855
University of St. Thomas, Series 7-U, 4.00%, 4/01/24	1,920,000	2,134,022
University of St. Thomas, Series 7-U, 4.00%, 4/01/25	1,850,000	2,036,092
Minnesota State Municipal Power Agency Electric Revenue,		
Refunding, Series A, 5.00%, 10/01/25	2,000,000	2,286,540
Series A, 5.25%, 10/01/35	12,000,000	13,370,160
Minnesota State Public Facilities Authority Clean Water Revenue, Series B, 4.75%, 3/01/27	5,000,000	5,534,700
Minnetonka MFHR, Cedar Hills Project, Refunding, Series A, GNMA Secured,		
5.90%, 10/20/19	1,750,000	1,753,343
5.95%, 10/20/29	5,955,000	5,966,493
Mounds View ISD No. 621 GO,		
Alternate Facility, Minnesota School District Credit Enhancement Program, Refunding, Series A, 5.00%, 2/01/21	1,510,000	1,857,511
Alternate Facility, Minnesota School District Credit Enhancement Program, Refunding, Series A, 5.00%, 2/01/22	1,600,000	1,942,128
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A, 4.00%, 2/01/20	1,000,000	1,157,980
New Brighton GO, Tax Increment, Series A, NATL Insured, 5.00%, 2/01/32	5,110,000	5,695,504
New Prague ISD No. 721 GO, School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A, 4.00%,		
2/01/22	3,090,000	3,583,658
2/01/23	3,045,000	3,496,208
2/01/24	3,245,000	3,703,486
2/01/25	3,300,000	3,716,328
North Branch Water System Revenue,		
AGMC Insured, 4.75%, 8/01/27	1,500,000	1,633,005
Series A, AGMC Insured, 5.00%, 8/01/33	1,325,000	1,414,053
Northern Municipal Power Agency Electric System Revenue,		
Refunding, Series A, Assured Guaranty, 5.00%, 1/01/21	1,505,000	1,702,727
Series A, AMBAC Insured, 5.00%, 1/01/26	2,000,000	2,192,060
Northfield ISD No. 659 GO, School Building, Refunding, Series A, 4.00%, 2/01/20	3,420,000	4,005,333

Olmsted County GO, Refunding, Series A, 3.50%,		
2/01/25	2,000,000	2,184,060
2/01/26	3,370,000	3,655,338
2/01/27	3,300,000	3,552,681
Pequot Lakes ISD No. 186 GO, School Building, Series A, 4.00%,		
2/01/30	1,135,000	1,237,195
2/01/31	1,175,000	1,276,085
2/01/35	5,675,000	6,028,950
Pine City Health Care and Housing Revenue, North Branch, Series A, GNMA Secured, 5.00%, 10/20/38	4,280,000	4,312,571
Pipestone ISD No. 2689 GO, School Building, Refunding, Series A, AGMC Insured, 5.00%, 3/01/20	1,595,000	1,638,113
Ramsey GO, Capital Improvement Plan, Refunding, Series A,		
3.00%, 12/15/28	1,105,000	1,100,912
3.375%, 12/15/31	1,215,000	1,227,126
Robbinsdale ISD No. 281 GO, School Building, Refunding,		
Series A, 4.00%, 2/01/22	2,020,000	2,333,161
Series B, 4.00%, 2/01/19	2,660,000	3,077,088
Rochester Electricity Utility Revenue, Series B, 5.00%, 12/01/43	2,000,000	2,263,360
Rochester Health Care Facilities Revenue, Mayo Clinic,		
Mandatory Put 11/15/21, Series C, 4.50%, 11/15/38	7,735,000	9,040,668
Series D, 5.00%, 11/15/38	10,000,000	11,119,300
Series E, 5.00%, 11/15/38	20,000,000	22,238,600
Rochester ISD No. 535 COP, Minnesota School District Credit Enhancement Program, 3.00%, 2/01/27	1,215,000	1,204,199
Rosemount ISD No. 196 GO, School Building, Refunding, Series C, 4.00%,		
2/01/21	2,365,000	2,728,193
2/01/22	2,380,000	2,744,283
Sauk Rapids ISD No. 047 GO, School Building, Refunding, Series A, AGMC Insured,		
5.00%, 2/01/22	2,200,000	2,422,090
4.50%, 2/01/25	2,175,000	2,294,647
Scott County GO, Capital Improvement, Series A, AMBAC Insured, 5.00%, 12/01/27	5,590,000	6,404,854
Shakopee ISD No. 720 GO, School Building, Crossover, Refunding, 4.00%, 2/01/26	1,600,000	1,777,152
Southern Minnesota Municipal Power Agency Power Supply System Revenue,		
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/19	5,875,000	5,215,002
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/20	14,035,000	11,998,241
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/23	4,000,000	2,996,640
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/26	5,395,000	3,513,710
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/27	6,600,000	4,104,738
Capital Appreciation, Refunding, Series C, AMBAC Insured, zero cpn., 1/01/18	15,935,000	14,529,374
Refunding, Series A, 5.00%, 1/01/21	1,000,000	1,158,570
Refunding, Series A, 5.00%, 1/01/22	2,060,000	2,364,386
Refunding, Series A, 5.50%, 1/01/24	1,000,000	1,171,010
Refunding, Series A, 5.25%, 1/01/30	2,000,000	2,256,640
Series A, NATL Insured, Pre-Refunded, 5.75%, 1/01/18	925,000	980,435
Spring Lake Park ISD No. 16 GO, School Building, Series A, AGMC Insured, 5.00%, 2/01/29	4,025,000	4,334,603
St. Cloud Health Care Revenue, CentraCare Health System Project,		
Assured Guaranty, 5.375%, 5/01/31	1,000,000	1,108,220
Assured Guaranty, 5.50%, 5/01/39	27,400,000	29,933,130
Series A, 5.125%, 5/01/30	19,000,000	21,187,090
St. Michael ISD No. 885 GO,		
Refunding, Series A, 4.25%, 2/01/32	10,295,000	11,252,847
School Building, Refunding, AGMC Insured, 5.00%, 2/01/24	2,735,000	2,909,575
School Building, Series A, AGMC Insured, 4.75%, 2/01/29	5,000,000	5,285,850
St. Paul Housing and RDA Health Care System Revenue, Allina Health System,		
Refunding, Series A-1, 5.25%, 11/15/29	5,000,000	5,589,450
Series A, NATL Insured, 5.00%, 11/15/22	5,000,000	5,609,900
St. Paul ISD No. 625 GO, School Building, Minnesota School District Credit Enhancement Program, Series A,		
3.00%, 2/01/30	1,385,000	1,328,617
3.00%, 2/01/31	1,195,000	1,134,963
3.00%, 2/01/32	1,270,000	1,191,819
3.125%, 2/01/33	1,025,000	965,099
AGMC Insured, 5.00%, 2/01/24	1,615,000	1,820,832
AGMC Insured, 5.00%, 2/01/25	1,675,000	1,882,114
AGMC Insured, 5.00%, 2/01/26	1,745,000	1,955,464
St. Paul Sales Tax Revenue, sub. bond, Series A, XLCA Insured, 5.00%, 11/01/30	7,360,000	7,937,834
St. Paul Sewer Revenue, Series C, 4.00%, 12/01/31	2,310,000	2,469,690

Franklin Tax-Free Trust

Statement of Investments, May 31, 2013 (unaudited) *(continued)*

University of Minnesota Revenue,		
Series A, 4.00%, 2/01/26	2,425,000	2,730,841
Series A, 5.25%, 4/01/29	1,000,000	1,179,560
Series A, 4.00%, 2/01/34	2,720,000	2,934,635
Series A, 5.125%, 4/01/34	1,000,000	1,161,370
State Supported Biomedical Science Research Facilities Funding Program, Series B, 5.00%, 8/01/36	5,000,000	5,687,500
Waconia ISD No. 110 GO, School Building, Refunding, Series B, 4.125%, 2/01/22	5,340,000	5,940,216
Watertown ISD No. 111 GO, School Building, Series A, AGMC Insured, 5.00%, 2/01/24	2,725,000	2,975,836
West St. Paul ISD No. 197 GO, School Building, Series B, 5.00%, 2/01/22	3,500,000	3,602,935
Western Minnesota Municipal Power Agency Revenue,		
Refunding, Series A, 5.00%, 1/01/24	5,000,000	6,115,400
Refunding, Series A, 5.00%, 1/01/25	3,370,000	4,089,630
Refunding, Series A, 5.00%, 1/01/29	1,200,000	1,415,892
Refunding, Series A, 5.00%, 1/01/30	1,000,000	1,177,160
Series A, AGMC Insured, 5.00%, 1/01/36	6,000,000	6,456,240
Willmar GO, Rice Memorial Hospital Project, Refunding, Series A,		
5.00%, 2/01/24	1,100,000	1,301,421
5.00%, 2/01/26	1,325,000	1,540,419
3.00%, 2/01/28	2,150,000	2,112,332
3.00%, 2/01/29	1,000,000	971,890
4.00%, 2/01/30	2,215,000	2,351,400
4.00%, 2/01/31	2,225,000	2,354,250
		1,178,893,534
U.S. Territories 2.1%		
Puerto Rico 1.9%		
Puerto Rico Commonwealth GO, Public Improvement, Refunding,		
AGMC Insured, 5.125%, 7/01/30	275,000	275,138
Series A, AGMC Insured, 5.00%, 7/01/35	5,000,000	4,999,800
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y, AGMC Insured, 6.25%, 7/01/21	10,000,000	11,895,800
Puerto Rico Electric Power Authority Power Revenue, Refunding, Series VV, NATL RE, FGIC Insured, 5.25%, 7/01/30	5,000,000	5,039,150
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E, AMBAC Insured, ETM, 5.50%, 8/01/27	1,000,000	1,275,920
		23,485,808
U.S. Virgin Islands 0.2%		
Virgin Islands PFAR, Gross Receipts Taxes Loan Note, AGMC Insured, 5.25%,		
10/01/20	1,160,000	1,206,284
10/01/21	1,000,000	1,036,440
		2,242,724
Total U.S. Territories		25,728,532
Total Municipal Bonds before Short Term Investments (Cost $1,122,371,277)		1,204,622,066
Short Term Investments 0.6%		
Municipal Bonds 0.6%		
Minnesota 0.6%		
[b]Minneapolis and St. Paul Housing and RDA Health Care System Revenue, Allina Health System, Refunding,		
Series B-1, Daily VRDN and Put, 0.08%, 11/15/35	5,850,000	5,850,000
Series B-2, Daily VRDN and Put, 0.07%, 11/15/35	1,350,000	1,350,000
Total Short Term Investments (Cost $7,200,000)		7,200,000
Total Investments (Cost $1,129,571,277) 100.2%		1,211,822,066
Other Assets, less Liabilities (0.2)%		(2,420,900)
Net Assets 100.0%		$ 1,209,401,166

[a] Security purchased on a when-issued basis.

[b] Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
BHAC	-	Berkshire Hathaway Assurance Corp.
CDA	-	Community Development Authority/Agency
COP	-	Certificate of Participation
EDA	-	Economic Development Authority
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Co.
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HFA	-	Housing Finance Authority/Agency
HFAR	-	Housing Finance Authority Revenue
ISD	-	Independent School District
MBS	-	Mortgage-Backed Security
MFHR	-	Multi-Family Housing Revenue
NATL	-	National Public Financial Guarantee Corp.
NATL RE	-	National Public Financial Guarantee Corp. Reinsured
PFAR	-	Public Financing Authority Revenue
RDA	-	Redevelopment Agency/Authority
RDAR	-	Redevelopment Agency Revenue
SFMR	-	Single Family Mortgage Revenue
XLCA	-	XL Capital Assurance

Franklin Tax-Free Trust
Statement of Investments, May 31, 2013 (unaudited)

Franklin Missouri Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 96.1%				
Missouri 82.3%				
Bi-State Development Agency Missouri-Illinois Metropolitan District Mass Transit Sales Tax Revenue, Metrolink Cross County Extension Project, Assured Guaranty, 5.00%,				
10/01/35	$	5,500,000	$	5,993,295
10/01/39		30,300,000		32,802,780
Bi-State Development Agency Missouri-Illinois Metropolitan District Revenue, Metrolink Cross County Project, Series B, AGMC Insured, 5.00%, 10/01/32		7,300,000		7,397,163
Cape Girardeau County IDA Health Care Facilities Revenue, St. Francis Medical Center, Series A, 5.50%,				
6/01/27		6,350,000		6,350,000
6/01/32		5,000,000		5,000,000
Cape Girardeau County IDA Health Facilities Revenue,				
Southeast Missouri Hospital Assn., 5.00%, 6/01/36		7,500,000		7,709,925
St. Francis Medical Center, Refunding, Series A, 5.00%, 6/01/33		5,000,000		5,457,200
St. Francis Medical Center, Refunding, Series A, 5.00%, 6/01/37		11,000,000		11,884,070
St. Francis Medical Center, Series A, 5.75%, 6/01/39		3,150,000		3,510,140
Cape Girardeau County IDA Solid Waste Disposal Revenue, Procter and Gamble Paper Products, 5.30%, 5/15/28		6,875,000		6,878,369
Carroll County Public Water Supply District No. 1 Water System Revenue, Refunding,				
5.625%, 3/01/34		1,000,000		1,087,890
6.00%, 3/01/39		1,000,000		1,089,090
Columbia Special Obligation Electric Utility Improvement Revenue, Annual Appropriation Obligation, Series A, Pre-Refunded, 5.75%, 10/01/33		10,290,000		12,464,174
Columbia Special Obligation Revenue, Parking Project, Annual Appropriation Obligation, Series A-2, 4.00%, 3/01/31		1,165,000		1,234,096
Curators of the University of Missouri System Facilities Revenue,				
Refunding, 5.00%, 11/01/27		1,065,000		1,241,982
Series A, 5.00%, 11/01/33		5,000,000		5,622,700
Series A, 5.00%, 11/01/35		20,000,000		22,446,000
System Facilities, Refunding, Series A, 5.00%, 11/01/25		4,150,000		4,537,319
System Facilities, Refunding, Series A, 5.00%, 11/01/26		2,635,000		2,874,337
System Facilities, Series A, Pre-Refunded, 5.00%, 11/01/25		1,600,000		1,776,016
System Facilities, Series A, Pre-Refunded, 5.00%, 11/01/26		990,000		1,098,910
Ferguson Reorganized School District No. R-2 GO, Missouri Direct Deposit Program, 5.00%, 5/01/24		1,265,000		1,539,733
Hannibal IDA Health Facilities Revenue, Refunding, 5.00%, 3/01/22		1,000,000		1,044,390
Hazelwood School District GO, Missouri Direct Deposit Program, Refunding and Improvement,				
5.00%, 3/01/23		8,170,000		9,914,213
5.00%, 3/01/24		7,945,000		9,550,526
4.50%, 3/01/32		6,000,000		6,638,460
Independence School District GO, Missouri Direct Deposit Program, Series A, 5.00%,				
3/01/27		3,300,000		3,742,893
3/01/28		3,000,000		3,386,910
3/01/29		3,000,000		3,371,280
Jackson County Reorganized School District No. 4 Blue Springs GO, Refunding and Improvement, Series A, 5.00%, 3/01/29		4,000,000		4,497,240
Jackson County Special Obligation Revenue, Harry S. Truman Sports Complex, AMBAC Insured, 5.00%,				
12/01/28		2,400,000		2,643,168
12/01/29		26,925,000		29,605,384
Jefferson County Consolidated School District No. 006 Lease Participation COP, AGMC Insured, 5.00%, 3/01/25		1,050,000		1,096,368
Joplin IDA Health Facilities Revenue, Freeman Health System Project,				
5.125%, 2/15/26		6,000,000		6,699,540
5.00%, 2/15/28		1,150,000		1,273,602
5.50%, 2/15/29		2,000,000		2,102,860
5.50%, 2/15/31		2,055,000		2,291,859
5.75%, 2/15/35		2,500,000		2,617,150
Joplin Schools GO, Schools Building, Direct Deposit Program, 5.00%,				
3/01/32		1,250,000		1,433,550
3/01/33		2,175,000		2,484,611
Kansas City GO, Refunding and Improvement, Series A,				
5.00%, 2/01/23		5,000,000		6,027,800
4.50%, 2/01/26		14,320,000		16,452,105
4.50%, 2/01/28		1,275,000		1,443,683
4.50%, 2/01/30		1,615,000		1,799,708
Kansas City IDAR,				
Downtown Redevelopment District, Refunding, Series A, 5.50%, 9/01/29		5,000,000		5,618,700

Downtown Redevelopment District, Refunding, Series A, 5.50%, 9/01/30	12,000,000	13,430,760
Downtown Redevelopment District, Refunding, Series A, 5.00%, 9/01/32	3,000,000	3,212,970
Kansas City Missouri IDA, AMBAC Insured, 5.00%, 12/01/24	4,470,000	4,829,164
Kansas City Missouri IDA, AMBAC Insured, 4.50%, 12/01/32	8,250,000	8,510,287
Kansas City Missouri IDA, AMBAC Insured, 5.00%, 12/01/32	15,000,000	15,850,500
Kansas City Sanitary Sewer System Revenue,		
Improvement and Refunding, 5.00%, 1/01/37	29,210,000	32,720,166
Series A, 5.25%, 1/01/34	9,500,000	10,782,120
Kansas City Special Obligation Revenue, Downtown Arena Project, Refunding and Improvement, Series C, 5.125%, 4/01/38	10,000,000	10,998,900
Kansas City Special Obligation Tax Allocation, East Village Project, Series B, Assured Guaranty, 5.00%, 4/15/31	6,445,000	7,228,196
Kansas City Water Revenue,		
Refunding and Improvement, Series A, 5.25%, 12/01/32	12,725,000	14,749,929
Series A, 4.50%, 12/01/32	1,450,000	1,594,812
Series A, 4.50%, 12/01/36	5,155,000	5,589,876
Lincoln University Auxiliary System Sub. Revenue, Assured Guaranty, 5.125%, 6/01/37	2,325,000	2,433,647
Metropolitan St. Louis Sewer District Wastewater System Revenue,		
Refunding, Series B, 5.00%, 5/01/28	5,435,000	6,423,246
Refunding, Series B, 5.00%, 5/01/29	5,000,000	5,878,850
Refunding, Series B, 5.00%, 5/01/30	6,400,000	7,491,840
Refunding, Series B, 5.00%, 5/01/31	5,135,000	5,984,637
Refunding, Series B, 5.00%, 5/01/32	4,000,000	4,644,800
Refunding, Series B, 5.00%, 5/01/33	5,000,000	5,789,000
Refunding, Series B, 5.00%, 5/01/34	4,855,000	5,604,709
Series A, 5.00%, 5/01/30	4,510,000	5,271,649
Series A, 5.75%, 5/01/38	2,000,000	2,282,800
Series A, 5.00%, 5/01/42	30,175,000	34,079,645
Series A, NATL Insured, Pre-Refunded, 5.00%, 5/01/34	24,730,000	25,794,132
Series C, NATL Insured, 5.00%, 5/01/36	22,740,000	25,091,998
Missouri Development Finance Board Cultural Facilities Revenue, Series B, 5.00%, 6/01/37	28,435,000	31,379,444
Missouri Joint Municipal Electric Utility Commission Power Project Revenue,		
Iatan 2 Project, Series A, 6.00%, 1/01/39	15,750,000	17,259,480
Plum Point Project, NATL Insured, 5.00%, 1/01/28	5,235,000	5,432,935
Plum Point Project, NATL Insured, 5.00%, 1/01/34	34,945,000	36,005,581
Series A, AMBAC Insured, 5.00%, 1/01/42	34,410,000	36,353,133
Missouri Joint Municipal Electric Utility Commission Power Supply System Revenue, MoPEP Facilities, 5.00%,		
1/01/32	3,600,000	3,845,196
1/01/37	3,400,000	3,574,760
Missouri Southern State College Revenue, Auxiliary Enterprise System, NATL Insured, 5.50%, 4/01/23	1,200,000	1,202,388
Missouri State Board of Public Buildings Special Obligation Revenue, Refunding, Series A, 4.00%, 10/01/25	9,370,000	10,169,823
Missouri State Development Finance Board Infrastructure Facilities Leasehold Revenue, Electric Systems Project, Refunding and Improvement, Series F, 4.00%, 6/01/37	3,000,000	2,887,860
Missouri State Development Finance Board Revenue,		
Annual Appropriation Sewer System, Series B, 5.00%, 11/01/41	7,000,000	7,357,420
Independence Missouri Electric System, Dodwood Project, Series A, 5.00%, 6/01/37	5,000,000	5,157,000
Missouri State Development Finance Board Solid Waste Disposal Revenue, Procter and Gamble Paper Product, 5.20%, 3/15/29	3,000,000	3,510,420
Missouri State Environmental Improvement and Energy Resources Authority Water PCR, State Revolving Fund,		
Series A, 6.55%, 7/01/14	50,000	50,220
Series A, 5.75%, 1/01/16	55,000	55,194
Series B, 5.80%, 1/01/15	40,000	40,149
Series B, 7.20%, 7/01/16	95,000	95,428
Series B, AGMC Insured, 6.05%, 7/01/16	325,000	326,216
Missouri State Environmental Improvement and Energy Resources Authority Water Pollution Control and Drinking Water Revenue, State Revolving Funds Programs,		
Refunding, Series A, 5.00%, 1/01/23	14,000,000	16,498,860
Refunding, Series A, 5.00%, 1/01/24	6,000,000	7,258,920
Refunding, Series A, 5.00%, 1/01/24	7,890,000	9,229,564
Refunding, Series B, 5.50%, 7/01/21	60,000	60,175
Series A, 5.75%, 1/01/29	2,500,000	2,952,925
Missouri State Health and Educational Facilities Authority Educational Facilities Revenue,		
A.T. Still University Health Sciences, 5.00%, 10/01/26	3,095,000	3,448,820
A.T. Still University Health Sciences, 5.25%, 10/01/31	1,200,000	1,307,880
A.T. Still University Health Sciences, 5.25%, 10/01/41	4,500,000	4,864,815
Lake Regional Health Systems, Refunding, 5.00%, 2/15/26	1,105,000	1,237,059
Lake Regional Health Systems, Refunding, 5.00%, 2/15/34	7,000,000	7,600,390
The Washington University, Series A, 5.375%, 3/15/39	16,825,000	19,209,944

The Washington University, Series A, 5.00%, 11/15/41	6,000,000	6,812,520
The Washington University, Series B, 5.00%, 11/15/37	14,000,000	16,041,060
Webster University Project, Refunding and Improvement, 5.00%, 4/01/36	7,000,000	7,548,730
Missouri State Health and Educational Facilities Authority Health Facilities Revenue,		
CoxHealth, 5.50%, 11/15/39	14,325,000	15,497,501
Improvement, Jefferson Memorial Hospital, Radian Insured, Pre-Refunded, 5.00%, 8/15/21	4,585,000	4,841,164
Improvement, Jefferson Memorial Hospital, Radian Insured, Pre-Refunded, 5.25%, 8/15/28	4,900,000	5,188,365
Lake Regional Health System, Refunding, 5.00%, 2/15/24	4,000,000	4,400,240
Lake Regional Health Systems Project, Pre-Refunded, 5.60%, 2/15/25	1,250,000	1,296,013
Lake Regional Health Systems Project, Pre-Refunded, 5.70%, 2/15/34	2,750,000	2,853,125
Series A, 5.00%, 11/15/38	11,680,000	12,473,422
SSM Health Care, Series B, 5.00%, 6/01/30	16,150,000	17,713,804
SSM Health Care, Series B, 5.00%, 6/01/34	7,000,000	7,515,760
St. Luke's Episcopal, 5.00%, 12/01/34	7,500,000	7,744,425
St. Luke's Health System, Series A, AGMC Insured, 5.50%, 11/15/35	10,000,000	11,247,000
St. Luke's Health System, Series B, AGMC Insured, 5.50%, 11/15/35	6,725,000	7,563,607
Missouri State Health and Educational Facilities Authority Revenue,		
Children's Mercy Hospital, 5.625%, 5/15/39	9,500,000	10,351,295
Lutheran Senior Services, 5.75%, 2/01/31	1,900,000	2,126,594
Lutheran Senior Services, 6.00%, 2/01/41	4,250,000	4,769,775
Senior Living Facilities, Lutheran Senior Services Projects, 5.375%, 2/01/35	2,520,000	2,709,907
Senior Living Facilities, Lutheran Senior Services Projects, 5.50%, 2/01/42	8,985,000	9,694,456
Senior Living Facilities, Lutheran Senior Services Projects, Series A, 5.00%, 2/01/25	1,500,000	1,545,090
Senior Living Facilities, Lutheran Senior Services Projects, Series A, 5.375%, 2/01/35	4,655,000	4,775,844
Senior Living Facilities, Lutheran Senior Services, Refunding, Series B, 5.125%, 2/01/22	3,400,000	3,574,964
Senior Living Facilities, Lutheran Senior Services, Refunding, Series B, 5.125%, 2/01/27	2,700,000	2,785,293
Missouri State Highways and Transit Commission State Road Revenue,		
5.00%, 5/01/20	6,875,000	8,191,356
5.00%, 5/01/21	5,000,000	5,895,600
first lien, Series B, 5.00%, 5/01/24	6,005,000	6,718,694
Series A, 5.00%, 5/01/24	1,150,000	1,318,464
Missouri State Housing Development Commission SFMR, Homeownership Loan Program,		
Series A-1, GNMA Secured, 4.75%, 9/01/32	645,000	647,451
Series C, GNMA Secured, 5.00%, 3/01/32	845,000	896,469
Series D, GNMA Secured, 4.70%, 3/01/35	2,650,000	2,760,293
Monarch-Chesterfield Levee District Revenue, NATL Insured, 5.75%, 3/01/19	1,055,000	1,058,471
North Kansas City Hospital Revenue, North Kansas City Hospital, Series A, AGMC Insured,		
5.00%, 11/15/20	1,000,000	1,008,600
5.00%, 11/15/21	1,000,000	1,008,380
5.00%, 11/15/22	1,000,000	1,008,160
5.00%, 11/15/28	1,965,000	1,976,338
5.125%, 11/15/33	2,755,000	2,766,571
Northwest Missouri State University Revenue, Housing System, Refunding, 4.00%,		
6/01/27	2,000,000	2,059,420
6/01/28	3,000,000	3,072,900
Pettis County School District 200 Sedalia Lease COP, Missouri State Assn. of Rural Education, Assured Guaranty, 5.00%, 3/01/27	6,610,000	7,146,930
Riverside-Quindaro Bend Levee District of Platte County Levee Improvement Revenue, L-385 Project, Refunding, Radian Insured, 5.00%, 3/01/27	5,000,000	5,084,800
Sikeston Electric Revenue, Refunding, 5.00%,		
6/01/19	11,925,000	13,716,731
6/01/20	12,525,000	14,478,023
6/01/21	13,130,000	15,256,272
6/01/22	12,570,000	14,667,179
Springfield Public Building Corp. Leasehold Revenue,		
Capital Improvement Program, AMBAC Insured, 5.00%, 3/01/24	2,600,000	2,682,030
Springfield Branson Airport, Series A, AMBAC Insured, 5.00%, 7/01/36	5,000,000	5,286,750
Springfield Public Utility Revenue, NATL RE, FGIC Insured, 4.75%, 8/01/34	3,000,000	3,162,390
Springfield School District No. R-12 GO, Missouri Direct Deposit Program,		
AGMC Insured, 5.00%, 3/01/26	5,000,000	5,526,050
Refunding, 4.00%, 3/01/22	500,000	572,895
Refunding, 4.00%, 3/01/23	1,000,000	1,149,430
Springfield Special Obligation Revenue, Sewer System Improvements Project, 5.00%,		
4/01/31	1,795,000	2,025,370
4/01/32	1,885,000	2,117,722
St. Joseph IDA Special Obligation Revenue, Sewer System Improvements Project, 5.00%, 4/01/27	2,655,000	2,788,440

St. Louis Airport Revenue, Lambert-St. Louis International Airport,		
Refunding, NATL Insured, 5.50%, 7/01/29	13,070,000	15,074,023
Refunding, Series A, AGMC Insured, 5.00%, 7/01/23	14,615,000	16,188,305
Refunding, Series B, AGMC Insured, 5.00%, 7/01/25	9,420,000	10,200,824
Series A-1, 6.125%, 7/01/24	2,000,000	2,355,480
Series A-1, 6.625%, 7/01/34	5,000,000	5,812,300
St. Louis County IDA Senior Living Facilities Revenue, Friendship Village Chesterfield, 5.00%, 9/01/42	2,500,000	2,462,025
St. Louis County IDA, MFHR, Lucas Hunt Village Project, GNMA Secured, 5.20%, 9/20/31	1,095,000	1,095,920
St. Louis Municipal Finance Corp. Leasehold Revenue, Convention Center Capital Improvement, Series B, Assured Guaranty, 5.375%, 7/15/38	22,725,000	24,853,878
St. Louis Municipal Finance Corp. Recreation Sales Tax Leasehold Revenue, AMBAC Insured, 5.00%,		
2/15/32	8,075,000	8,310,144
2/15/37	7,800,000	7,973,472
St. Louis Special Administrative Board of the Transitional School District GO, Direct Deposit Program, Refunding, 4.00%, 4/01/24	9,635,000	10,337,970
		1,192,154,295
U.S. Territories 13.8%		
Guam 0.8%		
Guam Power Authority Revenue, Refunding, Series A, AGMC Insured, 5.00%,		
10/01/23	5,095,000	5,900,163
10/01/26	2,250,000	2,585,857
10/01/30	2,500,000	2,806,550
		11,292,570
Puerto Rico 12.6%		
Puerto Rico Commonwealth GO, Public Improvement,		
Refunding, Series A, 6.50%, 7/01/40	7,000,000	7,479,220
Refunding, Series A, 5.75%, 7/01/41	15,000,000	15,280,200
Series A, 6.00%, 7/01/38	6,250,000	6,419,750
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y, Pre-Refunded, 5.50%, 7/01/36	9,500,000	10,955,780
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue, Refunding, Series N, Assured Guaranty, 5.50%, 7/01/26	7,410,000	8,105,280
Puerto Rico Electric Power Authority Power Revenue,		
Refunding, Series AAA, 5.25%, 7/01/28	5,000,000	5,058,650
Series TT, 5.00%, 7/01/32	4,000,000	3,903,800
Series WW, 5.50%, 7/01/38	19,320,000	19,463,355
Series XX, 5.75%, 7/01/36	6,000,000	6,175,080
Series XX, 5.25%, 7/01/40	22,750,000	22,618,960
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Industrial Revenue, Guaynabo Municipal Government Center Project, 5.625%, 7/01/22	2,500,000	2,503,225
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Series I, Pre-Refunded, 5.375%, 7/01/34	10,000,000	10,545,100
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate,		
Refunding, Series C, 5.375%, 8/01/36	6,900,000	7,287,021
Series A, 5.50%, 8/01/37	3,000,000	3,181,320
Series A, 5.375%, 8/01/39	18,500,000	19,453,490
Series C, 5.50%, 8/01/40	15,000,000	15,917,400
Series C, 5.25%, 8/01/41	7,500,000	7,812,450
Series A, 6.375%, 8/01/39	10,000,000	11,214,400
		183,374,481
U.S. Virgin Islands 0.4%		
Virgin Islands PFAR,		
Matching Fund Loan Note, senior lien, Series A, 5.00%, 10/01/29	2,500,000	2,753,825
senior lien, Capital Projects, Series A-1, 5.00%, 10/01/39	2,500,000	2,671,425
		5,425,250
Total U.S. Territories		200,092,301
Total Municipal Bonds before Short Term Investments (Cost $1,322,247,874)		1,392,246,596
Short Term Investments 2.9%		
Municipal Bonds 2.9%		
Missouri 2.9%		
[a]Missouri State Health and Educational Facilities Authority Educational Facilities Revenue,		
St. Louis University, Refunding, Series A-1, Daily VRDN and Put, 0.06%, 10/01/35	2,700,000	2,700,000
St. Louis University, Refunding, Series A-2, Daily VRDN and Put, 0.06%, 10/01/35	8,705,000	8,705,000

Franklin Tax-Free Trust

Statement of Investments, May 31, 2013 (unaudited) *(continued)*

St. Louis University, Refunding, Series B-1, Daily VRDN and Put, 0.09%, 10/01/35	3,200,000	3,200,000
St. Louis University, Refunding, Series B-2, Daily VRDN and Put, 0.09%, 10/01/35	1,015,000	1,015,000
St. Louis University, Series B, Daily VRDN and Put, 0.10%, 10/01/24	24,000,000	24,000,000
The Washington University, Series B, Daily VRDN and Put, 0.07%, 2/15/33	2,100,000	2,100,000
Total Short Term Investments (Cost $41,720,000)		41,720,000
Total Investments (Cost $1,363,967,874) 99.0%		1,433,966,596
Other Assets, less Liabilities 1.0%		14,722,688
Net Assets 100.0%		$ 1,448,689,284

[a] Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
COP - Certificate of Participation
FGIC - Financial Guaranty Insurance Co.
FICO - Financing Corp.
GNMA - Government National Mortgage Association
GO - General Obligation
IDA - Industrial Development Authority/Agency
IDAR - Industrial Development Authority Revenue
MFHR - Multi-Family Housing Revenue
NATL - National Public Financial Guarantee Corp.
NATL RE - National Public Financial Guarantee Corp. Reinsured
PBA - Public Building Authority
PCR - Pollution Control Revenue
PFAR - Public Financing Authority Revenue
SFMR - Single Family Mortgage Revenue

Franklin Tax-Free Trust
Statement of Investments, May 31, 2013 (unaudited)

Franklin New Jersey Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 95.4%				
Delaware 0.7%				
Delaware River and Bay Authority Revenue,				
Refunding, Series B, 4.00%, 1/01/28	$	1,760,000	$	1,860,373
Refunding, Series B, 4.00%, 1/01/29		1,500,000		1,576,740
Refunding, Series B, 4.00%, 1/01/30		1,950,000		2,039,992
Series A, 5.00%, 1/01/42		6,000,000		6,711,000
				12,188,105
New Jersey 72.8%				
Atlantic County Improvement Authority Luxury Tax Revenue, Convention Center Project, NATL Insured, ETM, 7.40%, 7/01/16		6,890,000		7,616,757
Bergen County Improvement Authority School District Revenue GO, Wyckoff Township Board of Education Project, Pre-Refunded, 5.00%, 4/01/32		3,400,000		3,691,482
Bergen County Utilities Authority Water PCR, System, AMBAC Insured, 5.00%, 12/15/31		3,000,000		3,216,150
Bernards Township School District GO, NATL Insured, Pre-Refunded, 5.00%,				
7/15/30		8,358,000		9,165,383
7/15/30		1,680,000		1,844,170
Cape May County Industrial PCFA Revenue, Atlantic City Electric Co. Project, Refunding, Series A, NATL Insured, 6.80%, 3/01/21		5,400,000		6,685,362
Egg Harbor Township School District GO, NATL Insured, Pre-Refunded, 5.00%, 4/01/30		3,027,000		3,280,693
Essex County Improvement Authority Lease Revenue, City of Newark Project, Series A,				
6.00%, 11/01/25		5,000,000		5,931,300
6.25%, 11/01/30		1,690,000		1,948,063
Garden State Preservation Trust Open Space and Farmland Revenue, Refunding, Series A, 4.00%, 11/01/23		19,000,000		21,648,600
Hoboken GO, Parking Utility, Refunding, Series A, FGIC Insured, 5.00%, 1/01/23		1,370,000		1,372,137
Hudson County Improvement Authority Lease Revenue, County Secured, County Services Building Project, AGMC Insured, 5.00%, 4/01/32		3,895,000		4,123,598
Hudson County Improvement Authority Parking Revenue, County-Guaranteed, Harrison Parking Facility Redevelopment Project, Series C, Assured Guaranty, 5.125%, 1/01/34		2,000,000		2,192,880
Mercer County GO, General Improvement, 3.00%,				
2/01/30		1,250,000		1,224,225
2/01/31		1,915,000		1,871,185
2/01/32		1,985,000		1,932,239
Middlesex County COP, NATL Insured, zero cpn., 6/15/24		1,000,000		688,750
Middlesex County Improvement Authority Lease Revenue, County Guaranteed, Regional Educational Services Commission Projects, 5.25%, 12/15/33		3,000,000		3,470,400
Middlesex County Improvement Authority Revenue, Administration Building Residential Project, FNMA Insured,				
5.25%, 7/01/21		750,000		751,463
5.35%, 7/01/34		1,575,000		1,576,827
Morris County Improvement Authority School District Revenue, Morris Hills Regional District Project, Refunding, 5.00%,				
10/01/25		1,095,000		1,351,066
10/01/26		1,000,000		1,225,350
10/01/27		1,100,000		1,339,646
10/01/28		1,000,000		1,210,410
10/01/29		1,025,000		1,234,039
Morristown Parking Authority Revenue, Guaranteed Parking, NATL Insured, 5.00%,				
8/01/30		1,815,000		1,965,355
8/01/33		2,630,000		2,827,566
Mount Olive Township Board of Education GO, NATL Insured, Pre-Refunded, 5.00%, 7/15/29		7,875,000		8,288,831
New Jersey EDA Lease Revenue, International Center for Public Health Project, University of Medicine and Dentistry, AMBAC Insured, 6.00%, 6/01/32		5,000,000		5,009,250
New Jersey EDA Revenue,				
Cigarette Tax, Pre-Refunded, 5.75%, 6/15/34		5,000,000		5,284,250
Cigarette Tax, Refunding, 5.00%, 6/15/24		7,000,000		7,893,340
Cigarette Tax, Refunding, 5.00%, 6/15/28		3,000,000		3,289,740
Cigarette Tax, Refunding, 5.00%, 6/15/29		1,000,000		1,090,970
Cigarette Tax, Refunding, Assured Guaranty, 5.00%, 6/15/22		10,000,000		11,460,700
Montclair State University Student Housing Project, Provident Group, Montclair Properties LLC, Series A, 5.875%, 6/01/42		17,950,000		20,240,779
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/27		5,000,000		5,195,750
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/29		12,500,000		12,968,875
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/34		10,000,000		10,353,400

Municipal Rehabilitation, Series A, AMBAC Insured, 5.00%, 4/01/28	16,240,000	16,271,993
School Facilities Construction, Refunding, Series GG, 5.25%, 9/01/26	5,000,000	5,790,250
School Facilities Construction, Refunding, Series II, 5.00%, 3/01/27	6,380,000	7,181,775
School Facilities Construction, Refunding, Series K, NATL RE, FGIC Insured, 5.25%, 12/15/21	10,000,000	12,049,000
School Facilities Construction, Refunding, Series N-1, NATL RE, FGIC Insured, 5.50%, 9/01/27	8,660,000	10,934,549
School Facilities Construction, Series KK, 5.00%, 3/01/38	5,000,000	5,463,500
School Facilities Construction, Series L, AGMC Insured, Pre-Refunded, 5.00%, 3/01/30	3,500,000	3,783,150
School Facilities Construction, Series O, Pre-Refunded, 5.125%, 3/01/28	5,000,000	5,415,350
School Facilities Construction, Series U, 5.00%, 9/01/37	5,000,000	5,430,300
School Facilities Construction, Series U, AMBAC Insured, 5.00%, 9/01/37	5,000,000	5,430,300
School Facilities Construction, Series Y, 5.00%, 9/01/33	6,000,000	6,528,900
School Facilities Construction, Series Z, Assured Guaranty, 5.50%, 12/15/34	3,000,000	3,458,580
New Jersey EDA State Lease Revenue, Liberty State Park Lease Rental, Refunding, AMBAC Insured, 5.75%, 3/15/20	4,605,000	4,622,085
New Jersey EDA Water Facilities Revenue, New Jersey-American Water Co. Inc. Project, Refunding,		
Series A, 5.70%, 10/01/39	10,000,000	10,732,800
Series B, 5.00%, 10/01/39	8,750,000	9,269,662
New Jersey Environmental Infrastructure Trust Revenue,		
Refunding, Series A-R, 4.00%, 9/01/25	17,745,000	20,556,340
Series A, 4.00%, 9/01/26	10,510,000	12,174,364
New Jersey Health Care Facilities Financing Authority Revenue,		
Atlantic Health System Hospital Corp., 6.00%, 7/01/41	10,600,000	12,613,364
Atlantic Health System Hospital Corp., Series A, 5.00%, 7/01/27	8,000,000	8,564,560
AtlantiCare Regional Medical Center, 5.00%, 7/01/25	4,605,000	5,021,891
AtlantiCare Regional Medical Center, Refunding, 5.00%, 7/01/37	19,490,000	20,567,407
Barnabas Health Issue, Refunding, Series A, 5.00%, 7/01/23	1,250,000	1,459,137
Barnabas Health Issue, Refunding, Series A, 5.00%, 7/01/24	2,880,000	3,331,987
Barnabas Health Issue, Refunding, Series A, 5.00%, 7/01/25	1,500,000	1,711,110
Barnabas Health Issue, Refunding, Series A, 5.625%, 7/01/32	5,500,000	6,187,940
Hackensack University Medical Center, Refunding, Assured Guaranty, 5.25%, 1/01/31	5,000,000	5,434,850
Hackensack University Medical Center, Refunding, Assured Guaranty, 5.25%, 1/01/36	5,000,000	5,423,800
Holy Name Hospital, 5.00%, 7/01/36	5,000,000	5,200,250
Hunterdon Medical Center, Series A, 5.125%, 7/01/35	2,000,000	2,071,980
Meridian Health System Obligated Group Issue, Refunding, 5.00%, 7/01/27	2,500,000	2,841,300
Meridian Health System Obligated Group Issue, Refunding, Series A, 5.00%, 7/01/32	2,000,000	2,224,020
Meridian Health System Obligated Group Issue, Tranche I, Assured Guaranty, 5.00%, 7/01/38	9,870,000	10,657,132
Meridian Health System Obligated Group Issue, Tranche II, Assured Guaranty, 5.00%, 7/01/38	13,790,000	14,889,752
Somerset Medical Center, 5.75%, 7/01/28	11,000,000	11,016,390
South Jersey Hospital Issue, 5.00%, 7/01/36	10,000,000	10,268,600
South Jersey Hospital Issue, 5.00%, 7/01/46	27,200,000	27,828,048
St. Barnabas Health Care System, Series A, 5.00%, 7/01/29	7,000,000	7,299,320
[a]St. Luke's Warren Hospital Obligated Group Issue, Refunding, 5.00%, 8/15/31	2,935,000	3,232,844
[a]St. Luke's Warren Hospital Obligated Group Issue, Refunding, 5.00%, 8/15/34	1,500,000	1,631,040
St. Peters University Hospital, Refunding, 6.00%, 7/01/26	1,000,000	1,157,700
St. Peters University Hospital, Refunding, 6.25%, 7/01/35	3,400,000	3,969,160
Virtua Health, Assured Guaranty, 5.50%, 7/01/38	10,000,000	11,131,500
New Jersey Health Care Facilities Financing Authority State Contract Revenue, Hospital Asset Transformation Program, Series A,		
5.75%, 10/01/31	10,000,000	11,641,300
5.25%, 10/01/38	15,000,000	16,324,650
New Jersey Institute of Technology Revenue, Series A, 5.00%, 7/01/42	7,000,000	7,775,460
New Jersey State COP, Equipment Lease Purchase, Series A, 5.25%, 6/15/29	1,000,000	1,108,670
New Jersey State EDA Revenue, School Facilities Construction, Refunding, Series NN, 5.00%, 3/01/31	5,000,000	5,527,200
New Jersey State Educational Facilities Authority Revenue,		
College of New Jersey, Refunding, Series D, AGMC Insured, 5.00%, 7/01/28	5,940,000	6,580,451
College of New Jersey, Refunding, Series D, AGMC Insured, 5.00%, 7/01/35	11,000,000	12,000,670
Georgian Court University, Refunding, Series D, 5.00%, 7/01/27	1,325,000	1,408,064
Georgian Court University, Refunding, Series D, 5.00%, 7/01/33	1,000,000	1,051,790
Kean University, Refunding, Series A, 5.50%, 9/01/36	8,500,000	9,617,835
Kean University, Series B, NATL Insured, Pre-Refunded, 5.00%, 7/01/30	5,240,000	5,949,391
Kean University, Series D, AGMC Insured, 5.00%, 7/01/39	1,000,000	1,052,560
Kean University, Series D, FGIC Insured, Pre-Refunded, 5.00%, 7/01/33	10,000,000	10,034,600
Kean University, Series D, NATL RE, FGIC Insured, 5.00%, 7/01/39	4,695,000	4,923,646
Montclair State University, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/31	10,000,000	10,799,400
Montclair State University, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/36	20,000,000	21,438,800
Montclair State University, Series J, 5.25%, 7/01/38	2,000,000	2,199,360

Princeton University, Refunding, Series A, 5.00%, 7/01/30	5,000,000	5,365,250
Princeton University, Refunding, Series E, 5.00%, 7/01/33	5,000,000	5,667,550
Princeton University, Series B, 5.00%, 7/01/39	15,000,000	17,194,200
Princeton University, Series B, 4.375%, 7/01/41	28,295,000	30,832,213
Princeton University, Series D, Pre-Refunded, 5.00%, 7/01/29	1,000,000	1,051,270
Ramapo College of New Jersey, Series B, 5.00%, 7/01/37	1,000,000	1,100,190
Ramapo College of New Jersey, Series B, 5.00%, 7/01/42	1,000,000	1,087,330
Ramapo College of New Jersey, Series D, NATL Insured, Pre-Refunded, 5.00%, 7/01/36	6,745,000	7,647,076
Richard Stockton College, Refunding, Series A, 5.375%, 7/01/38	5,000,000	5,527,500
Richard Stockton College, Refunding, Series F, AMBAC Insured, 5.00%, 7/01/28	2,370,000	2,462,548
Rowan University, Refunding, Series D, AMBAC Insured, 5.00%, 7/01/24	1,755,000	1,866,127
Seton Hall University, Refunding, Series E, 6.25%, 7/01/37	5,000,000	5,932,450
Stevens Institute of Technology, Refunding, Series A, 5.00%, 7/01/34	4,750,000	4,994,150
Stevens Institute of Technology, Refunding, Series I, 5.00%, 7/01/18	590,000	591,304
Stevens Institute of Technology, Refunding, Series I, 5.00%, 7/01/28	865,000	866,107
Stevens Institute of Technology, Series I, ETM, 5.00%, 7/01/18	510,000	540,024
Stevens Institute of Technology, Series I, ETM, 5.00%, 7/01/28	710,000	795,626
William Paterson University, Series C, Assured Guaranty, 5.00%, 7/01/38	5,500,000	5,957,325
New Jersey State GO, Refunding, Series Q, 5.00%,		
8/15/19	30,600,000	37,012,842
8/15/20	10,075,000	12,309,635
New Jersey State Higher Education Assistance Authority Student Loan Revenue,		
Refunding, Series 1, 5.875%, 12/01/33	2,140,000	2,403,477
Refunding, Series 1A, 5.00%, 12/01/25	4,120,000	4,436,292
Refunding, Series 1A, 5.00%, 12/01/26	1,990,000	2,123,827
Refunding, Series 1A, 5.125%, 12/01/27	4,945,000	5,315,727
Refunding, Series 1A, 5.25%, 12/01/28	4,945,000	5,333,281
Series 2, 5.00%, 12/01/26	3,975,000	4,272,608
Series 2, 5.00%, 12/01/27	2,890,000	3,092,791
Series 2, 5.00%, 12/01/28	2,855,000	3,043,887
Series 2, 5.00%, 12/01/30	1,500,000	1,584,315
Series 2, 5.00%, 12/01/36	1,000,000	1,039,860
Series A, 5.625%, 6/01/30	14,500,000	15,792,095
Series A, Assured Guaranty, 6.125%, 6/01/30	10,000,000	10,961,900
New Jersey State Housing and Mortgage Finance Agency MFHR, Series I, 5.75%, 11/01/38	2,680,000	2,821,772
New Jersey State Housing and Mortgage Finance Agency SFHR, Series AA, 6.50%, 10/01/38	3,725,000	4,017,748
New Jersey State Transportation Trust Fund Authority Revenue,		
Capital Appreciation, Transportation System, Series A, zero cpn., 12/15/29	5,000,000	2,443,250
Capital Appreciation, Transportation System, Series A, zero cpn., 12/15/32	10,000,000	4,090,900
Capital Appreciation, Transportation System, Series C, AGMC Insured, zero cpn., 12/15/33	10,000,000	3,822,600
Transportation System, Refunding, Series B, AMBAC Insured, 5.25%, 12/15/23	5,000,000	6,064,450
Transportation System, Series A, 6.00%, 12/15/38	16,110,000	18,967,592
Transportation System, Series A, 5.50%, 6/15/41	5,000,000	5,709,600
Transportation System, Series A, 5.00%, 6/15/42	25,000,000	26,819,750
Transportation System, Series A, AGMC Insured, 5.00%, 12/15/34	15,000,000	16,643,250
Transportation System, Series A, AMBAC Insured, 5.00%, 12/15/34	10,000,000	11,095,500
Transportation System, Series A, Pre-Refunded, 6.00%, 12/15/38	8,890,000	11,252,695
Transportation System, Series B, 5.00%, 6/15/42	7,000,000	7,546,280
New Jersey State Turnpike Authority Turnpike Revenue,		
Growth and Income Securities, Series B, AMBAC Insured, zero cpn. to 1/01/15, 5.15% thereafter, 1/01/35	7,500,000	7,216,350
Refunding, Series B, 5.00%, 1/01/30	9,000,000	10,043,280
Refunding, Series I, 5.00%, 1/01/35	5,000,000	5,449,050
Series A, 5.00%, 1/01/35	4,000,000	4,348,280
Series A, AMBAC Insured, Pre-Refunded, 5.00%, 1/01/30	13,500,000	13,546,710
Series E, 5.25%, 1/01/40	30,000,000	32,954,700
Series H, 5.00%, 1/01/36	14,000,000	15,419,040
Newark Housing Authority Port Authority Revenue, Newark Marine Terminal, City of Newark Redevelopment Projects, NATL Insured, Pre-Refunded,		
5.00%, 1/01/26	3,245,000	3,332,323
5.50%, 1/01/27	3,240,000	3,336,422
5.50%, 1/01/28	2,000,000	2,059,520
5.00%, 1/01/34	15,000,000	15,403,650
North Hudson Sewerage Authority Gross Revenue Lease Certificates, Refunding, Series A, 5.00%, 6/01/42	12,800,000	13,919,616
Passaic County Improvement Authority Parking Facilities Revenue, 200 Hospital Plaza Corp. Project, 5.00%, 5/01/42	3,200,000	3,467,584
Rutgers State University Revenue, Series F, 5.00%, 5/01/39	20,000,000	22,310,000

Salem County PCFA, PCR, Atlantic City Electric Co. Project, Refunding, Series A, 4.875%, 6/01/29	5,000,000	5,423,000
South Jersey Transportation Authority Transportation System Revenue, Refunding, Series A, 5.00%,		
11/01/27	3,000,000	3,378,390
11/01/28	2,000,000	2,243,720
11/01/29	2,000,000	2,231,800
Sussex County Municipal Utilities Authority Wastewater Facilities Revenue, Capital Appreciation, Series B, AGMC Insured, zero cpn.,		
12/01/35	2,815,000	910,990
12/01/36	2,810,000	851,599
12/01/37	2,815,000	803,964
12/01/38	2,810,000	753,895
University of Medicine and Dentistry COP,		
AMBAC Insured, 5.00%, 4/15/32	2,000,000	2,002,140
NATL Insured, 5.00%, 6/15/36	12,500,000	12,683,750
Series A, NATL Insured, 5.00%, 9/01/22	1,700,000	1,725,738
University of Medicine and Dentistry Revenue, Series A, AMBAC Insured, 5.00%,		
12/01/24	2,500,000	2,503,475
12/01/31	28,395,000	28,426,518
Upper Freehold Regional School District GO, NATL Insured, Pre-Refunded, 5.00%, 2/15/35	8,730,000	10,068,920
		1,203,033,396
New York 7.4%		
Port Authority of New York and New Jersey Revenue, Consolidated,		
One Hundred Fifty-Third Series, Refunding, 5.00%, 7/15/38	8,850,000	9,779,870
One Hundred Forty-Eighth Series, AGMC Insured, 5.00%, 8/15/34	10,000,000	10,926,700
One Hundred Forty-Eighth Series, AGMC Insured, 5.00%, 8/15/37	5,000,000	5,444,700
One Hundred Forty-Fourth Series, 5.00%, 10/01/29	5,000,000	5,622,150
One Hundred Forty-Ninth Series, 5.00%, 11/15/31	10,000,000	11,049,700
One Hundred Seventy-First Series, 4.50%, 7/15/36	20,000,000	21,322,000
One Hundred Seventy-First Series, Refunding, 4.50%, 7/15/31	15,000,000	16,350,900
One Hundred Sixtieth Series, Refunding, 5.00%, 9/15/36	15,000,000	16,979,400
One Hundred Sixty-First Series, 5.00%, 10/15/33	10,000,000	11,499,600
One Hundred Sixty-Sixth Series, Refunding, 5.25%, 7/15/36	5,000,000	5,760,300
Port Authority of New York and New Jersey Special Obligation Revenue, JFK International Air Terminal LLC Project, NATL Insured, 5.75%, 12/01/22	8,000,000	8,189,520
		122,924,840
Pennsylvania 1.3%		
Delaware River Joint Toll Bridge Commission Bridge Revenue, Series A, NATL Insured, 5.00%, 7/01/35	5,000,000	5,360,700
Delaware River Port Authority Revenue, Series E, 5.00%, 1/01/35	14,000,000	15,137,640
		20,498,340
U.S. Territories 13.2%		
Puerto Rico 12.9%		
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, 6.00%, 7/01/44	4,100,000	4,182,205
Puerto Rico Commonwealth GO, Public Improvement,		
Refunding, AGMC Insured, 5.125%, 7/01/30	5,020,000	5,022,510
Refunding, Series A-4, AGMC Insured, 5.00%, 7/01/31	5,000,000	5,065,850
Series B, Pre-Refunded, 5.00%, 7/01/35	3,175,000	3,607,943
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Refunding, Series CC, AGMC Insured, 5.25%, 7/01/34	5,000,000	5,194,700
Puerto Rico Electric Power Authority Power Revenue,		
Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35	30,000,000	32,897,400
Series TT, 5.00%, 7/01/32	10,000,000	9,759,500
Series TT, 5.00%, 7/01/37	12,925,000	12,417,564
Series WW, 5.50%, 7/01/38	16,620,000	16,743,320
Series XX, 5.25%, 7/01/40	14,500,000	14,416,480
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Educational Facilities Revenue, University Plaza Project, Series A, NATL Insured, 5.00%, 7/01/33	1,000,000	993,700
Puerto Rico Infrastructure Financing Authority Revenue, Ports Authority Project, Series B, 5.25%, 12/15/26	11,250,000	11,153,138
Puerto Rico Sales Tax FICO Sales Tax Revenue,		
first sub., Series A, 5.75%, 8/01/37	10,000,000	10,698,200
first subordinate, Series A, 5.50%, 8/01/42	17,000,000	17,937,380
first subordinate, Series A, 6.00%, 8/01/42	32,000,000	35,130,240
first subordinate, Series C, 5.50%, 8/01/40	20,000,000	21,223,200
Senior Series C, 5.25%, 8/01/40	6,290,000	6,768,732
		213,212,062

U.S. Virgin Islands 0.3%		
Virgin Islands PFAR, Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33	5,000,000	5,141,600
Total U.S. Territories		218,353,662
Total Municipal Bonds before Short Term Investments (Cost $1,493,116,464)		1,576,998,343
Short Term Investments 2.9%		
Municipal Bonds 2.9%		
New Jersey 2.9%		
[b]New Jersey EDA, EDR, Lawrenceville School Project, Daily VRDN and Put, 0.07%, 7/01/31	22,650,000	22,650,000
[b]New Jersey Health Care Facilities Financing Authority Revenue, Virtua Health,		
Series B, Daily VRDN and Put, 0.06%, 7/01/43	23,600,000	23,600,000
Series C, Daily VRDN and Put, 0.08%, 7/01/43	1,500,000	1,500,000
Total Short Term Investments (Cost $47,750,000)		47,750,000
Total Investments (Cost $1,540,866,464) 98.3%		1,624,748,343
Other Assets, less Liabilities 1.7%		28,846,588
Net Assets 100.0%		$ 1,653,594,931

[a]Security purchased on a when-issued basis.

[b]Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
COP - Certificate of Participation
EDA - Economic Development Authority
EDR - Economic Development Revenue
ETM - Escrow to Maturity
FGIC - Financial Guaranty Insurance Co.
FICO - Financing Corp.
FNMA - Federal National Mortgage Association
GO - General Obligation
MFHR - Multi-Family Housing Revenue
NATL - National Public Financial Guarantee Corp.
NATL RE - National Public Financial Guarantee Corp. Reinsured
PCFA - Pollution Control Financing Authority
PCR - Pollution Control Revenue
PFAR - Public Financing Authority Revenue
SFHR - Single Family Housing Revenue

Franklin Tax-Free Trust
Statement of Investments, May 31, 2013 (unaudited)

Franklin North Carolina Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 97.3%		
North Carolina 85.0%		
Asheville Water System Revenue, NATL Insured, 5.00%, 8/01/32	$ 2,110,000	$ 2,383,646
Brunswick County Enterprise System Revenue, Series A, AGMC Insured, Pre-Refunded, 5.00%,		
4/01/27	1,500,000	1,558,605
4/01/28	1,750,000	1,818,373
Buncombe County COP, NATL Insured, 5.00%, 4/01/22	1,000,000	1,108,950
Cape Fear Public Utility Authority Water and Sewer System Revenue,		
5.00%, 8/01/35	21,000,000	23,599,800
5.00%, 8/01/36	8,000,000	9,212,080
Refunding, 5.00%, 8/01/28	1,535,000	1,818,975
Cary Combined Enterprise System Revenue, Refunding, 5.00%,		
12/01/33	5,405,000	6,135,161
12/01/42	24,895,000	28,471,416
Charlotte Airport Revenue,		
Charlotte Douglas International Airport, Refunding, Series A, 5.50%, 7/01/34	3,765,000	4,321,919
Charlotte Douglas International Airport, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/32	20,680,000	22,795,978
Charlotte Douglas International Airport, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/36	13,085,000	14,264,351
Charlotte Douglas International Airport, Series A, 5.00%, 7/01/39	3,000,000	3,295,470
Charlotte Douglas International Airport, Series A, 5.00%, 7/01/41	12,000,000	13,247,040
Series A, NATL Insured, 5.00%, 7/01/29	5,000,000	5,187,050
Series A, NATL Insured, 5.00%, 7/01/34	10,000,000	10,347,900
Charlotte COP,		
Governmental Facilities Projects, Series G, 5.00%, 6/01/28	3,000,000	3,000,000
Refunding, Series C, 5.00%, 6/01/39	6,000,000	6,567,240
Transit Projects, Phase II, Refunding, Series A, 5.00%, 6/01/33	2,500,000	2,854,425
Transit Projects, Phase II, Series E, 5.00%, 6/01/35	6,000,000	6,419,760
Charlotte GO, Refunding, Series A, 5.00%, 7/01/32	5,000,000	5,849,600
Charlotte Storm Water Fee Revenue, 5.00%, 6/01/35	10,000,000	11,053,300
Charlotte Water and Sewer System Revenue,		
5.00%, 7/01/38	11,775,000	13,324,825
Refunding, Series B, 5.00%, 7/01/38	10,000,000	11,471,500
The Charlotte-Mecklenburg Hospital Authority Health Care System Revenue, Carolinas HealthCare System,		
Refunding, Series A, 5.25%, 1/15/34	4,000,000	4,409,320
Refunding, Series A, 5.00%, 1/15/39	15,000,000	15,943,350
Refunding, Series A, 5.00%, 1/15/43	5,000,000	5,498,600
Series A, 5.25%, 1/15/42	10,000,000	11,131,800
Series A, AGMC Insured, 5.00%, 1/15/23	7,780,000	8,646,536
Chatham County COP, AMBAC Insured, 5.00%, 6/01/34	5,000,000	5,280,900
Columbus County Industrial Facilities and PCFA Revenue, International Paper Co. Projects, 5.70%, 5/01/34	2,500,000	2,786,025
Dare County COP,		
AMBAC Insured, Pre-Refunded, 5.00%, 6/01/29	5,295,000	5,542,700
NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 6/01/23	2,000,000	2,186,260
Dare County Utility System Revenue, 5.00%, 2/01/41	5,000,000	5,617,450
Durham County COP, Series A, 5.00%, 6/01/31	4,000,000	4,475,080
Durham County Enterprise System Revenue, NATL Insured, Pre-Refunded, 5.00%, 6/01/23	1,670,000	1,670,000
Durham Utility System Revenue, Refunding, 5.00%, 6/01/41	4,000,000	4,592,080
Greenville Utilities Commission Combined Enterprise System Revenue, Refunding, Series A, AGMC Insured, 5.00%,		
11/01/33	6,000,000	6,667,260
Guilford County GO, Public Improvement, Refunding, Series C, 5.00%, 2/01/22	5,920,000	7,090,739
Halifax County Industrial Facilities and PCFA Revenue, Champion International Corp. Project,		
5.45%, 11/01/33	4,000,000	4,001,280
Refunding, 6.45%, 11/01/29	3,900,000	3,904,134
Harnett County COP, Assured Guaranty, 5.00%,		
6/01/28	1,000,000	1,118,770
6/01/29	500,000	556,760
High Point Combined Enterprise System Revenue,		
AGMC Insured, 5.00%, 11/01/33	5,000,000	5,801,000
NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 11/01/31	11,000,000	11,731,060
Iredell County COP, Iredell County School Project, AGMC Insured,		
5.125%, 6/01/27	4,000,000	4,517,640
5.00%, 6/01/28	1,000,000	1,117,070

Franklin Tax-Free Trust
Statement of Investments, May 31, 2013 (unaudited) *(continued)*

Johnston Memorial Hospital Authority Mortgage Revenue, Johnston Memorial Hospital Project, AGMC Insured, 5.25%, 10/01/36	7,000,000	7,522,830
Mecklenburg County COP, Series A, 5.00%, 2/01/28	350,000	397,254
Mecklenburg County GO, Refunding, Series A, 5.00%, 12/01/27	5,000,000	6,406,050
Monroe COP, Assured Guaranty, 5.50%,		
3/01/34	2,425,000	2,704,408
3/01/39	1,085,000	1,198,654
Nash Health Care System Health Care Facilities Revenue,		
5.00%, 11/01/41	5,000,000	5,283,050
AGMC Insured, 5.00%, 11/01/30	2,250,000	2,401,132
New Hanover County Hospital Revenue, New Hanover Regional Medical Center Project, Refunding, Series B, AGMC Insured,		
5.00%, 10/01/27	3,500,000	3,845,240
5.125%, 10/01/31	8,385,000	9,136,464
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue,		
Johnson and Wales University Project, Series A, XLCA Insured, 5.00%, 4/01/33	3,000,000	3,001,950
Wake Forest University, 5.00%, 1/01/38	27,000,000	30,177,360
North Carolina Eastern Municipal Power Agency Power System Revenue,		
Refunding, Series A, 6.50%, 1/01/18	3,000,000	3,675,300
Refunding, Series A, 5.00%, 1/01/24	10,000,000	11,234,600
Refunding, Series A, AMBAC Insured, 5.00%, 1/01/21	11,555,000	12,691,665
Series A, 5.00%, 1/01/26	1,770,000	2,037,164
Series C, 6.75%, 1/01/24	3,500,000	4,297,790
North Carolina Medical Care Commission Health Care Facilities Revenue,		
Appalachian Regional Healthcare System, Refunding, Series A, 6.50%, 7/01/31	5,000,000	5,949,900
Appalachian Regional Healthcare System, Refunding, Series A, 6.625%, 7/01/34	6,000,000	7,145,640
Blue Ridge HealthCare System Project, Refunding, NATL RE, FGIC Insured, Series A, 5.00%, 1/01/33	10,805,000	10,916,832
Cape Fear Valley Health System, Refunding, Series A, 5.00%, 10/01/32	3,950,000	4,251,464
Duke University Health System, Series A, 5.00%, 6/01/42	11,500,000	12,593,765
Duke University Health System, Series A, 5.00%, 6/01/42	8,150,000	8,944,462
Duke University Health System, Series A, 5.00%, 6/01/42	15,000,000	16,551,900
FirstHealth Carolinas Project, Series A, Pre-Refunded, 6.125%, 10/01/39	11,315,000	12,190,328
FirstHealth Carolinas Project, Series C, 5.00%, 10/01/29	5,000,000	5,117,350
Novant Health Obligated Group, NATL Insured, 5.00%, 11/01/39	9,680,000	10,119,859
Rex Healthcare, Refunding, Series A, 5.00%, 7/01/30	5,000,000	5,505,600
Scotland Memorial Hospital Project, Radian Insured, 5.50%, 10/01/19	495,000	495,980
Scotland Memorial Hospital Project, Radian Insured, 5.50%, 10/01/29	1,220,000	1,221,537
University Health System, Refunding, Series D, 6.25%, 12/01/33	10,000,000	11,633,500
Vidant Health, Refunding, Series A, 5.00%, 6/01/36	9,785,000	10,625,434
Wake Forest Baptist Obligated Group, Refunding, Series B, 5.00%, 12/01/33	15,880,000	17,707,629
Wake Forest Baptist Obligated Group, Series A, 5.00%, 12/01/45	17,500,000	18,642,750
WakeMed Project, Refunding, Series A, 5.00%, 10/01/38	9,005,000	9,743,230
WakeMed Project, Series A, Assured Guaranty, Pre-Refunded, 5.625%, 10/01/29	1,500,000	1,606,155
WakeMed Project, Series A, Assured Guaranty, Pre-Refunded, 5.625%, 10/01/38	6,000,000	6,424,620
WakeMed Project, Series A, Assured Guaranty, Pre-Refunded, 5.875%, 10/01/38	2,515,000	2,701,261
North Carolina Medical Care Commission Health System Revenue, Mission Health Combination Group, Refunding, AGMC Insured, 5.00%, 10/01/36	5,000,000	5,398,150
North Carolina Medical Care Commission Revenue,		
Betsy Johnson Regional Hospital Project, AGMC Insured, Pre-Refunded, 5.125%, 10/01/32	4,500,000	4,571,190
Rowan Regional Medical Center Project, AGMC Insured, Pre-Refunded, 5.00%, 9/01/33	21,720,000	22,992,575
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue,		
Refunding, Series A, 5.00%, 1/01/26	2,500,000	2,807,950
Refunding, Series A, 5.00%, 1/01/30	4,670,000	5,166,094
Refunding, Series B, 5.00%, 1/01/21	5,000,000	5,912,650
Series B, 5.00%, 1/01/30	5,395,000	6,130,878
Series B, 5.00%, 1/01/31	1,000,000	1,131,590
North Carolina State Capital Facilities Finance Agency Revenue,		
Davidson College, 5.00%, 3/01/40	4,000,000	4,617,440
Duke University Project, Refunding, Series A, 5.00%, 10/01/41	11,080,000	11,977,480
Duke University Project, Refunding, Series A, 5.00%, 10/01/44	12,050,000	13,328,866
Duke University Project, Refunding, Series B, 5.00%, 10/01/38	20,000,000	23,008,600
Duke University Project, Refunding, Series B, 4.75%, 7/01/42	10,000,000	10,722,600
Duke University Project, Series A, 5.00%, 10/01/39	2,615,000	2,897,917
Methodist University, 5.00%, 3/01/34	2,000,000	2,170,740

North Carolina State Capital Improvement Limited Obligation Revenue,		
Series A, 5.00%, 5/01/28	5,000,000	5,732,750
Series C, 5.00%, 5/01/29	10,000,000	11,542,600
North Carolina State COP, Western Carolina University Housing Project, AMBAC Insured 5.00%, 6/01/39	1,500,000	1,500,000
North Carolina State GO,		
Public Improvement, Series A, 5.00%, 5/01/23	10,000,000	12,025,900
Public Improvement, Series A, 5.00%, 5/01/24	23,370,000	27,953,792
Public Improvement, Series A, 4.50%, 3/01/26	4,855,000	5,291,853
Refunding, Series B, 5.00%, 6/01/19	5,000,000	6,081,900
Refunding, Series C, 5.00%, 5/01/26	10,000,000	12,832,200
North Carolina State Infrastructure Financial Corp. COP, Capital Improvement, Series A, 5.00%, 5/01/22	6,595,000	7,502,274
North Carolina State Medical Care Commission Hospital Revenue,		
Annie Penn Memorial Hospital Project, Pre-Refunded, 5.375%, 1/01/22	1,770,000	1,888,678
Halifax Regional Medical Center Project, 5.00%, 8/15/24	1,800,000	1,790,730
North Carolina Baptist Hospital, Refunding, 5.00%, 6/01/34	14,040,000	15,308,374
Southeastern Regional Medical Center, Refunding, 5.00%, 6/01/32	1,645,000	1,816,524
North Carolina State Ports Authority Port Facilities Revenue, senior lien, Refunding, Series A, 5.25%, 2/01/40	6,000,000	6,663,420
North Carolina State Turnpike Authority Monroe Connector System State Appropriated Revenue, 5.00%, 7/01/41	6,565,000	7,286,231
North Carolina State University at Raleigh Revenue, General, Refunding, Series A, 5.00%,		
10/01/28	6,000,000	7,199,820
10/01/29	7,750,000	9,238,310
10/01/33	5,595,000	6,543,856
10/01/37	10,000,000	11,533,200
10/01/42	13,600,000	15,543,984
North Carolina Turnpike Authority Triangle Expressway System Revenue, Series A, Assured Guaranty,		
5.50%, 1/01/29	6,400,000	7,371,200
5.75%, 1/01/39	12,120,000	13,858,372
Northern Hospital District of Surry County Health Care Facilities Revenue,		
6.00%, 10/01/28	1,000,000	1,074,160
6.25%, 10/01/38	2,000,000	2,156,340
Oak Island Enterprise System Revenue,		
Assured Guaranty, 6.00%, 6/01/34	1,540,000	1,784,213
Assured Guaranty, 6.00%, 6/01/36	1,000,000	1,153,850
Series A, NATL Insured, 5.00%, 6/01/33	5,000,000	5,440,800
Onslow County Hospital Authority FHA Insured Mortgage Revenue, Onslow Memorial Hospital Project, NATL Insured, 5.00%,		
4/01/31	5,675,000	5,910,569
10/01/34	6,000,000	6,237,600
Onslow Water and Sewer Authority Combined Enterprise System Revenue, Series A, NATL Insured, 5.00%, 6/01/33	7,500,000	8,146,725
Pasquotank County COP, NATL Insured, Pre-Refunded, 5.00%,		
6/01/25	470,000	491,747
6/01/25	930,000	973,505
Pitt County COP, School Facilities Project, Series B, AMBAC Insured, Pre-Refunded, 5.00%, 4/01/29	2,500,000	2,597,675
Pitt County Revenue, Limited Obligation, Assured Guaranty, 5.00%, 4/01/34	1,000,000	1,114,680
Raleigh Combined Enterprise System Revenue,		
5.00%, 3/01/40	11,915,000	13,236,254
Pre-Refunded, 5.00%, 3/01/31	10,360,000	10,727,780
Refunding, Series A, 5.00%, 3/01/29	2,000,000	2,363,340
Refunding, Series A, 5.00%, 3/01/30	2,545,000	2,952,709
Refunding, Series A, 5.00%, 3/01/31	2,000,000	2,312,060
Refunding, Series A, 5.00%, 3/01/31	6,300,000	7,380,198
Refunding, Series A, 5.00%, 3/01/43	18,160,000	20,534,783
Series A, 5.00%, 3/01/36	6,000,000	6,547,800
Raleigh COP, Downtown Improvement Projects, Series A, 5.00%, 2/01/29	6,070,000	6,458,237
Raleigh GO, Public Improvement, Series B, 5.00%, 4/01/26	5,000,000	6,014,700
Raleigh-Durham Airport Authority Airport Revenue,		
Refunding, Series A, 5.00%, 5/01/36	10,785,000	11,908,581
Series A, AMBAC Insured, 5.00%, 5/01/30	14,060,000	14,831,050
Rockingham County COP, Assured Guaranty, 5.00%, 4/01/32	9,380,000	10,185,273
Union County COP, AMBAC Insured, Pre-Refunded, 5.00%, 6/01/30	5,000,000	5,658,700
University of North Carolina at Chapel Hill Revenue, Board of Governors of the University of North Carolina, General,		
5.00%, 12/01/31	9,000,000	10,299,330
Pre-Refunded, 5.00%, 12/01/28	1,000,000	1,023,590
Refunding, Series A, 5.00%, 12/01/34	11,460,000	12,492,202

University of North Carolina at Charlotte Revenue, General,		
Refunding, Series A, 5.00%, 4/01/26	1,000,000	1,188,080
Series A, 5.00%, 4/01/37	12,995,000	14,801,435
Series A, 5.00%, 4/01/41	18,000,000	20,428,020
Series B, AGMC Insured, 5.00%, 4/01/32	5,000,000	5,405,350
University of North Carolina at Greensboro Revenue, General,		
Refunding, 5.00%, 4/01/28	2,615,000	3,056,543
Refunding, Series A, 5.00%, 4/01/36	5,000,000	5,678,550
Series A, Assured Guaranty, 5.00%, 4/01/34	1,000,000	1,123,110
University of North Carolina at Wilmington COP, Student Housing Project,		
Assured Guaranty, 5.00%, 6/01/32	5,000,000	5,414,350
NATL RE, FGIC Insured, 5.00%, 6/01/26	1,655,000	1,763,105
NATL RE, FGIC Insured, 5.00%, 6/01/27	1,740,000	1,849,533
NATL RE, FGIC Insured, 5.00%, 6/01/29	1,915,000	2,025,400
NATL RE, FGIC Insured, 5.00%, 6/01/37	11,350,000	11,861,885
University of North Carolina System Pool Revenue,		
2012, Series C, AMBAC Insured, Pre-Refunded, 5.00%, 4/01/29	1,750,000	1,817,888
Series A, Assured Guaranty, 5.00%, 10/01/33	5,000,000	5,519,400
Series A, NATL Insured, 5.00%, 10/01/33	2,000,000	2,220,480
Series C, AMBAC Insured, Pre-Refunded, 5.00%, 4/01/29	750,000	779,303
Wake County GO, Refunding, Series C, 5.00%, 3/01/25	10,000,000	12,587,400
Wake County Industrial Facilities and PCFA Revenue, Carolina Power and Light Co. Project, Refunding, 5.375%, 2/01/17	8,000,000	8,042,320
Wake County Revenue, Limited Obligation, 5.00%,		
1/01/33	10,820,000	12,535,078
6/01/36	5,000,000	5,748,250
1/01/37	12,000,000	13,768,440
Western Carolina University Research and Development Corp. COP, Western Carolina University Student Housing Project,		
Assured Guaranty, 5.00%, 6/01/39	5,000,000	5,338,200
Wilkes County COP, NATL Insured, 5.00%,		
6/01/31	4,295,000	4,556,480
6/01/36	6,085,000	6,405,497
Wilmington COP,		
AMBAC Insured, Pre-Refunded, 5.00%, 9/01/29	1,000,000	1,058,590
Refunding, Series A, AMBAC Insured, 5.00%, 6/01/32	5,310,000	5,708,675
Series A, 5.00%, 6/01/33	6,000,000	6,850,620
Series A, 5.00%, 6/01/38	7,625,000	8,620,825
Wilmington Storm Water Fee Revenue, Refunding, AMBAC Insured, 5.00%, 6/01/33	1,000,000	1,122,640
Wilmington Water and Sewer System Revenue, Refunding, AGMC Insured, 5.00%, 6/01/34	3,565,000	3,827,527
Wilson COP, Public Facilities Project, Assured Guaranty, 5.00%, 5/01/33	3,000,000	3,254,610
Winston-Salem Water and Sewer System Revenue,		
5.00%, 6/01/39	5,000,000	5,673,400
Refunding, Series A, 5.00%, 6/01/32	7,590,000	8,530,173
		1,320,403,581
U.S. Territories 12.3%		
Puerto Rico 11.9%		
Children's Trust Fund Tobacco Settlement Revenue, Asset-Backed Bonds, Refunding, 5.50%, 5/15/39	5,000,000	5,042,500
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, 6.00%, 7/01/38	2,100,000	2,152,353
Puerto Rico Commonwealth GO, Public Improvement, Refunding,		
AGMC Insured, 5.125%, 7/01/30	2,205,000	2,206,103
Series A, 5.50%, 7/01/32	5,000,000	5,021,700
Series A, 5.75%, 7/01/41	5,000,000	5,093,400
Series B, 6.00%, 7/01/39	10,000,000	10,322,300
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,		
Refunding, Series A, NATL Insured, 5.00%, 7/01/38	20,000	19,092
Series D, AGMC Insured, 5.00%, 7/01/32	2,765,000	2,764,889
Series H, Pre-Refunded, 5.00%, 7/01/35	2,790,000	2,799,793
Series H, Pre-Refunded, 5.00%, 7/01/35	125,000	125,434
Puerto Rico Electric Power Authority Power Revenue,		
Series NN, NATL Insured, Pre-Refunded, 5.00%, 7/01/32	5,000,000	5,017,350
Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35	3,000,000	3,289,740
Series RR, XLCA Insured, Pre-Refunded, 5.00%, 7/01/30	1,000,000	1,096,580
Series TT, 5.00%, 7/01/32	4,100,000	4,001,395
Series WW, 5.25%, 7/01/33	6,500,000	6,499,740
Series WW, 5.50%, 7/01/38	6,700,000	6,749,714
Series XX, 5.25%, 7/01/40	30,510,000	30,334,262

Franklin Tax-Free Trust

Statement of Investments, May 31, 2013 (unaudited) *(continued)*

Puerto Rico Infrastructure Financing Authority Revenue, Ports Authority Project, Series B, 5.25%, 12/15/26	5,000,000	4,956,950
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series P, 6.75%, 7/01/36	5,000,000	5,345,250
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate,		
Series A, 5.375%, 8/01/39	20,000,000	21,030,800
Series A, 6.00%, 8/01/42	45,750,000	50,225,265
Series A, 5.50%, 8/01/42	5,750,000	6,067,055
Series C, 5.50%, 8/01/40	5,000,000	5,305,800
		185,467,465
U.S. Virgin Islands 0.4%		
Virgin Islands PFAR, senior lien, Refunding, Series B, 5.00%, 10/01/25	5,500,000	6,052,420
Total U.S. Territories		191,519,885
Total Municipal Bonds before Short Term Investments (Cost $1,426,774,293)		1,511,923,466
Short Term Investments 2.0%		
Municipal Bonds 2.0%		
North Carolina 2.0%		
[a]The Charlotte-Mecklenburg Hospital Authority Health Care System Revenue, Carolinas HealthCare System,		
Refunding, Series B, Daily VRDN and Put, 0.06%, 1/15/38	17,760,000	17,760,000
Series H, Daily VRDN and Put, 0.06%, 1/15/45	2,900,000	2,900,000
[a]North Carolina Medical Care Commission Health Care Facilities Revenue, Novant Health Obligated Group, Series B, Weekly VRDN and Put, 0.14%, 11/01/34	9,800,000	9,800,000
Total Short Term Investments (Cost $30,460,000)		30,460,000
Total Investments (Cost $1,457,234,293) 99.3%		1,542,383,466
Other Assets, less Liabilities 0.7%		11,541,937
Net Assets 100.0%		$ 1,553,925,403

[a]Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
COP - Certificate of Participation
FGIC - Financial Guaranty Insurance Co.
FHA - Federal Housing Authority/Agency
FICO - Financing Corp.
GO - General Obligation
NATL - National Public Financial Guarantee Corp.
NATL RE - National Public Financial Guarantee Corp. Reinsured
PBA - Public Building Authority
PCFA - Pollution Control Financing Authority
PFAR - Public Financing Authority Revenue
XLCA - XL Capital Assurance

Franklin Tax-Free Trust
Statement of Investments, May 31, 2013 (unaudited)

Franklin Ohio Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 99.8%				
Ohio 93.2%				
Akron COP, District Energy Project, 5.00%, 12/01/30	$	10,865,000	$	11,656,515
Akron GO, Improvement, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 12/01/22		1,185,000		1,212,658
Akron Income Tax Revenue, Community Learning Centers, Series A,				
4.50%, 12/01/33		15,000,000		15,894,150
NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 12/01/24		3,200,000		3,274,688
NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 12/01/33		8,005,000		8,191,837
Akron Waterworks System Mortgage Revenue, Refunding and Improvement, Assured Guaranty, 5.00%, 3/01/34		1,000,000		1,074,630
Allen County Hospital Facilities Revenue, Catholic Healthcare Partners, Refunding,				
Series A, 5.25%, 6/01/38		15,000,000		16,488,150
Series B, 5.25%, 9/01/27		7,570,000		8,518,445
American Municipal Power-Ohio Inc. Revenue, Prairie State Energy Campus Project, Refunding, Series A,				
Assured Guaranty, 5.25%, 2/15/33		30,000,000		33,085,800
BHAC Insured, 5.00%, 2/15/38		22,000,000		23,782,220
Ashland City School District GO, Classroom Facilities and School Improvement, Series 2, 4.00%, 11/01/49		6,685,000		6,077,868
Austintown Local School District GO, School Improvement,				
AGMC Insured, Pre-Refunded, 5.125%, 12/01/30		7,715,000		8,265,157
Refunding, 4.50%, 12/01/30		7,465,000		7,941,640
Avon Local School District GO, School Improvement, NATL Insured, Pre-Refunded, 5.25%,				
12/01/23		1,000,000		1,024,560
12/01/29		2,295,000		2,351,365
Bath Local School District GO, School Improvement, AGMC Insured,				
4.00%, 12/01/44		3,295,000		3,136,247
5.00%, 12/01/49		5,380,000		5,661,159
Beaver Local School District GO, School Facilities, 4.00%, 12/01/40		5,500,000		5,374,270
Bowling Green MFHR, The Bowling Green Village Apartments, Series A, GNMA Secured, 5.40%, 9/20/36		2,850,000		2,852,479
Brookfield Local School District GO, School Facilities Improvement, AGMC Insured, 5.25%, 1/15/36		1,300,000		1,429,155
Brookville Local School District GO, School Improvement, AGMC Insured, Pre-Refunded,				
5.25%, 12/01/22		1,075,000		1,101,402
5.00%, 12/01/31		3,000,000		3,070,020
Butler County GO, Limited Tax, Various Purpose, Refunding, NATL RE, FGIC Insured, 5.00%, 12/01/26		2,130,000		2,364,066
Butler County Hospital Facilities Revenue, Kettering Health Network Obligated Group Project,				
6.375%, 4/01/36		5,000,000		5,897,200
5.625%, 4/01/41		5,000,000		5,644,650
Butler County Transportation ID Revenue, Highway Improvement, XLCA Insured, 5.00%, 12/01/31		40,000		44,275
Canal Winchester Local School District GO, Capital Appreciation, NATL Insured, zero cpn.,				
12/01/32		1,455,000		668,587
12/01/33		2,000,000		870,740
Central Solid Waste Authority GO, Refunding and Improvement, Limited Tax, Solid Waste Facilities, 4.00%, 12/01/32		16,945,000		17,726,673
Chillicothe City School District GO, Capital Appreciation, Refunding, NATL RE, FGIC Insured, zero cpn.,				
12/01/22		1,905,000		1,424,064
12/01/23		1,905,000		1,375,372
12/01/24		1,905,000		1,351,540
Cincinnati City School District COP, School Improvement Project, Refunding, AGMC Insured, 5.00%,				
12/15/26		7,310,000		8,100,796
12/15/27		7,000,000		7,734,510
Cincinnati City School District GO, Classroom Facilities Construction and Improvement,				
AGMC Insured, Pre-Refunded, 5.00%, 12/01/27		2,500,000		2,558,350
Refunding, NATL RE, FGIC Insured, 5.25%, 12/01/27		14,900,000		18,596,541
Refunding, NATL RE, FGIC Insured, 5.25%, 12/01/28		5,000,000		6,258,100
The Cincinnati State Technical and Community College Revenue, General Receipts, AMBAC Insured, Pre-Refunded,				
5.25%, 10/01/23		2,510,000		2,550,311
5.00%, 10/01/28		2,715,000		2,756,404
Cleveland Airport System Revenue,				
Refunding, Series A, AGMC Insured, 5.00%, 1/01/30		3,000,000		3,337,740
Refunding, Series A, AGMC Insured, 5.00%, 1/01/31		1,500,000		1,657,170
Series C, AGMC Insured, 5.00%, 1/01/26		9,500,000		10,439,740
Series C, AGMC Insured, 5.00%, 1/01/31		11,250,000		12,185,212
Series C, Assured Guaranty, 5.00%, 1/01/27		28,385,000		30,197,666
Cleveland GO, Various Purpose, Refunding, 5.00%, 12/01/30		3,000,000		3,368,400
Cleveland Municipal School District GO, School Improvement,				
AGMC Insured, Pre-Refunded, 5.00%, 12/01/27		4,000,000		4,187,120
Refunding, 5.00%, 12/01/25		3,600,000		4,239,540

Refunding, 5.00%, 12/01/27	1,000,000	1,158,720
Cleveland Public Power System Revenue,		
Capital Appreciation, Series B-1, NATL Insured, zero cpn., 11/15/38	10,000,000	2,846,300
Series B, NATL Insured, 5.00%, 11/15/28	2,000,000	2,150,120
Series B, NATL Insured, 5.00%, 11/15/38	10,000,000	10,499,300
Cleveland State University General Receipt Revenue, NATL RE, FGIC Insured, Pre-Refunded, 5.25%, 6/01/24	1,000,000	1,049,250
Cleveland Water Revenue,		
second lien, Refunding, Series A, 5.00%, 1/01/27	2,500,000	2,904,125
senior lien, Series X, 5.00%, 1/01/42	4,465,000	4,943,246
Cleveland-Cuyahoga County Port Authority Cultural Facility Revenue, The Cleveland Museum Art Project, 5.00%, 10/01/22	10,485,000	12,305,196
Cleveland-Cuyahoga County Port Authority Revenue, Student Housing Facility, Euclid Avenue Housing Corp., Fenn Tower Project, AMBAC Insured, 5.00%,		
8/01/25	2,440,000	2,454,689
8/01/28	2,145,000	2,151,371
Columbus GO, Various Purpose,		
ᵃRefunding, Series 1, 4.00%, 7/01/29	13,210,000	14,113,564
Series A, 4.00%, 2/15/29	17,130,000	18,354,624
Columbus Metropolitan Library Special Obligation Revenue, Library Fund Facilities Notes, Series 1, 4.00%,		
12/01/27	3,765,000	3,987,323
12/01/28	2,970,000	3,131,152
12/01/29	4,125,000	4,329,187
12/01/30	4,290,000	4,470,437
12/01/31	4,465,000	4,634,804
12/01/32	4,645,000	4,803,023
12/01/37	12,620,000	12,849,053
Cuyahoga Community College District General Receipts Revenue, Series D, 5.00%, 8/01/32	2,310,000	2,602,469
Cuyahoga County EDR, Medical Mart/Convention Center Projects, Series F, 5.00%, 12/01/27	15,000,000	16,721,850
Cuyahoga County GO, Capital Improvement, Refunding, Series A, 4.00%,		
12/01/28	2,675,000	2,811,024
12/01/29	2,785,000	2,904,003
12/01/30	2,000,000	2,077,400
Dayton City School District GO, School Facilities Construction and Improvement, Series A, NATL RE, FGIC Insured,		
4.75%, 12/01/25	9,400,000	9,400,000
5.00%, 12/01/29	8,275,000	8,275,000
Dayton Metro Library GO, Library Improvement, Series A, 4.75%, 12/01/38	20,000,000	21,654,200
Delaware General Income Tax Special Obligation, 4.75%, 12/01/37	4,000,000	4,259,320
Dublin City School District GO, Capital Appreciation, NATL RE, FGIC Insured, zero cpn., 12/01/16	4,635,000	4,462,485
Edgewood City School District GO, School Improvement, Refunding, AGMC Insured, 5.00%, 12/01/24	2,220,000	2,338,814
Fairborn City School District GO, School Improvement, Refunding, AGMC Insured, 5.00%,		
12/01/23	1,205,000	1,306,449
12/01/24	1,265,000	1,368,439
12/01/25	1,330,000	1,434,352
Fairfield County GO, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 12/01/20	1,600,000	1,600,000
Fairless Local School District GO, Capital Appreciation, Various Purpose School Facilities, AGMC Insured, Pre-Refunded, 5.00%, 12/01/28	2,085,000	2,229,824
Franklin County Convention Facilities Authority Revenue, Tax and Lease Revenue Anticipation Bonds, Refunding, AMBAC Insured, 5.00%, 12/01/24	7,255,000	7,921,517
Franklin County Hospital Revenue,		
The Children's Hospital Project, Series C, NATL RE, FGIC Insured, 5.00%, 5/01/35	9,000,000	9,234,720
Improvement, Nationwide Children's Hospital Project, 5.25%, 11/01/40	15,000,000	16,314,600
Georgetown Exempted Village School District GO, Classroom Facilities, AGMC Insured, Pre-Refunded, 5.125%, 12/01/31	1,000,000	1,071,310
Graham Local School District GO, School Improvement, NATL Insured, Pre-Refunded, 5.00%, 12/01/33	6,055,000	6,742,485
Green Community Learning Centers Income Tax Revenue, NATL Insured, Pre-Refunded, 5.00%,		
12/01/27	1,205,000	1,261,984
12/01/28	1,265,000	1,324,822
12/01/32	2,675,000	2,801,501
Greene County Hospital Facility Revenue, Kettering Health Network Obligated Group Project, 5.50%, 4/01/39	12,930,000	13,865,227
Hamilton County Convention Facilities Authority Revenue,		
NATL RE, FGIC Insured, 5.00%, 12/01/28	5,400,000	5,545,476
second lien, FGIC Insured, Pre-Refunded, 5.00%, 12/01/33	7,235,000	7,573,453
Hamilton County Hospital Facilities Revenue, Cincinnati Children's Hospital Medical Center, Series J, NATL RE, FGIC Insured, 5.25%, 5/15/34	5,000,000	5,073,500
Hamilton County Sales Tax Revenue,		
Refunding, Series A, Assured Guaranty, 5.00%, 12/01/32	10,000,000	10,644,100
sub. bond, Refunding, Series A, AGMC Insured, 5.00%, 12/01/32	35,080,000	37,339,503

Hamilton County Sewer System Revenue, Metropolitan Sewer District Improvement, Series B, NATL Insured, 5.00%, 12/01/30	4,000,000	4,313,240
Hamilton County Student Housing Revenue, Stratford Heights Project, University of Cincinnati, Refunding, AGMC Insured,		
5.00%, 6/01/30	7,000,000	7,614,320
4.75%, 6/01/39	7,000,000	7,352,170
Hilliard School District GO, Capital Appreciation, School Construction, Refunding, NATL Insured, zero cpn.,		
12/01/19	2,190,000	1,928,404
12/01/20	4,525,000	3,832,584
Huber Heights City School District GO, School Improvement, Refunding, 5.00%,		
12/01/33	4,500,000	5,001,840
12/01/36	5,000,000	5,508,200
Huber Heights Water System Revenue, Refunding and Improvement, NATL Insured, 5.00%,		
12/01/27	3,205,000	3,447,843
12/01/30	2,250,000	2,409,120
Hudson City School District COP, NATL Insured, Pre-Refunded, 5.00%, 6/01/34	6,720,000	7,034,362
Independence Local School District GO, NATL RE, FGIC Insured, Pre-Refunded, 5.25%, 12/01/21	1,390,000	1,390,000
Ironton City School District GO, NATL Insured, Pre-Refunded, 5.00%, 12/01/34	5,130,000	5,915,865
Ironton Sewer Revenue, System Improvement, AGMC Insured, 5.25%, 12/01/40	2,500,000	2,702,175
JobsOhio Beverage System Statewide Liquor Profits Revenue, senior lien, Series A, 5.00%, 1/01/38	11,000,000	12,069,200
Kenston Local School District GO, School Improvement, NATL Insured, Pre-Refunded, 5.00%, 12/01/24	2,380,000	2,380,000
Kent State University Revenues, General Receipts, Series B, Assured Guaranty, 4.25%, 5/01/31	2,395,000	2,512,187
Kettering City School District GO, School Improvement, AGMC Insured, Pre-Refunded, 5.00%,		
12/01/28	2,970,000	3,108,937
12/01/31	2,595,000	2,716,394
Keystone Local School District Lorain County GO, School Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/30	6,170,000	6,460,540
Kings Local School District GO, School Improvement, NATL Insured,		
5.00%, 12/01/33	4,635,000	5,086,912
Pre-Refunded, 5.00%, 12/01/33	5,365,000	6,330,593
Lakewood City School District GO,		
School Facilities Improvement, NATL RE, FGIC Insured, 5.00%, 12/01/30	9,170,000	10,332,848
School Facilities Improvement, NATL RE, FGIC Insured, 4.50%, 12/01/34	6,000,000	6,403,920
School Improvement, AGMC Insured, Pre-Refunded, 5.125%, 12/01/31	21,900,000	23,461,689
School Improvement, Refunding, AGMC Insured, 4.50%, 12/01/31	1,000,000	1,079,130
Lakota Local School District GO,		
AGMC Insured, Pre-Refunded, 5.00%, 12/01/29	5,000,000	5,574,350
Refunding, Series A, NATL RE, FGIC Insured, 5.25%, 12/01/26	2,000,000	2,498,700
Lancaster City School District GO, School Facilities Construction and Improvement, 5.00%, 10/01/49	10,000,000	10,852,300
Licking County Joint Vocational School District GO, School Facilities Construction and Improvement, NATL Insured, 4.75%, 12/01/23	1,180,000	1,193,110
Licking Heights Local School District GO, School Facilities Construction and Improvement, Series A, NATL Insured, Pre-Refunded, 5.00%, 12/01/26	2,345,000	2,560,928
Little Miami Local School District GO,		
Refunding, AGMC Insured, 4.50%, 12/01/34	14,255,000	14,674,240
School Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/34	4,000,000	4,605,240
Lorain County GO, Sewer System Improvement, NATL Insured, 5.00%, 12/01/19	1,640,000	1,671,340
Lorain County Hospital Revenue, Catholic Healthcare Partners, Refunding,		
Series C-1, AGMC Insured, 5.00%, 4/01/33	19,410,000	20,861,674
Series C-2, AGMC Insured, 5.00%, 4/01/33	8,000,000	8,598,640
Lucas County GO, Various Purpose, 4.50%, 10/01/35	10,685,000	11,370,122
Madeira City School District GO, School Improvement, Refunding, AGMC Insured, 5.25%, 12/01/32	9,605,000	12,378,540
Mahoning County Career and Technical Center Board of Education COP, Series B, 4.75%, 12/01/36	3,500,000	3,665,445
Mahoning County Hospital Facilities Revenue, Western Reserve Care System Project, NATL Insured, ETM, 5.50%, 10/15/25	4,750,000	5,807,160
Maple Heights City School District GO, School Facilities Improvement,		
5.00%, 1/15/37	8,265,000	8,893,966
Pre-Refunded, 5.00%, 1/15/37	1,735,000	1,995,198
Martins Ferry City School District GO, School Facilities Construction and Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/32	3,610,000	3,942,409
Marysville Exempted Village School District COP, School Facilities Project, NATL Insured, Pre-Refunded, 5.25%,		
12/01/28	2,120,000	2,323,478
12/01/30	2,650,000	2,904,347
Marysville Exempted Village School District GO,		
Capital Appreciation, Refunding, NATL Insured, zero cpn., 12/01/20	1,000,000	808,430
Capital Appreciation, Refunding, NATL Insured, zero cpn., 12/01/21	1,000,000	784,480
School Improvement, Refunding, AGMC Insured, 5.00%, 12/01/29	5,500,000	5,862,725

Marysville Wastewater Treatment System Revenue,		
Assured Guaranty, 4.25%, 12/01/27	1,170,000	1,217,502
Assured Guaranty, 4.75%, 12/01/47	5,000,000	5,146,450
first mortgage, NATL Insured, Pre-Refunded, 5.00%, 12/01/35	4,780,000	5,322,721
Refunding, Assured Guaranty, 4.75%, 12/01/46	14,205,000	14,562,682
Marysville Water System Mortgage Revenue, AMBAC Insured,		
5.00%, 12/01/32	1,250,000	1,341,225
4.50%, 12/01/38	2,500,000	2,568,475
Mason City School District GO,		
Refunding, AGMC Insured, 5.25%, 12/01/31	5,000,000	6,604,450
School Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/31	5,000,000	5,233,900
Mason GO, Sewer System, Refunding, 5.00%, 12/01/28	3,045,000	3,565,573
Maumee City School District GO, School Facilities Construction and Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/27	3,610,000	3,694,258
Medina School District COP, School Facilities Project, Assured Guaranty, 5.25%, 12/01/31	5,725,000	6,253,875
Miami University Revenue, General Receipts,		
AMBAC Insured, Pre-Refunded, 5.00%, 12/01/22	1,675,000	1,714,095
Refunding, 5.00%, 9/01/31	4,000,000	4,523,840
Refunding, 5.00%, 9/01/36	3,500,000	3,885,980
Middletown City School District GO, School Improvement, FGIC Insured, Pre-Refunded, 5.00%, 12/01/31	5,000,000	5,115,450
Monroe Local School District GO, School Improvement, Refunding, AMBAC Insured, 4.50%, 12/01/29	3,115,000	3,225,769
Montgomery County Revenue, Catholic Health Initiatives,		
Refunding, Series A, 5.50%, 5/01/34	12,500,000	14,427,875
Refunding, Series A, 5.00%, 5/01/39	10,000,000	10,504,900
Series C-1, AGMC Insured, 5.00%, 10/01/41	10,000,000	10,413,500
Napoleon City School District GO, School Facilities Construction and Improvement, 5.00%, 12/01/49	11,460,000	12,228,851
New Albany Community Authority Community Facilities Revenue, Refunding, Series C, 5.00%,		
10/01/23	1,100,000	1,274,801
10/01/24	1,250,000	1,434,413
ᵃNew Albany Plain Local School District GO, School Improvement, Refunding, 4.00%, 12/01/49	10,000,000	9,520,700
New Lexington HDC Mortgage Revenue, Lincoln Park, Refunding, Series A, NATL Insured, 5.85%, 1/01/21	555,000	555,877
Newark City School District GO, School Improvement, Series A, NATL RE, FGIC Insured, 5.00%, 12/01/33	5,000,000	5,214,850
Northeast Ohio Medical University General Receipts Revenue, 5.00%, 12/01/42	13,445,000	14,354,689
Northmont City School District GO, School Improvement, Series A, 5.00%, 11/01/49	5,130,000	5,573,078
Ohio Capital Corp. HMR, Refunding, Series G, NATL Insured, 6.35%, 7/01/22	405,000	405,482
Ohio Center for Local Government Capital Asset Financing Program Fractionalized Interests GO, AGMC Insured,		
4.875%, 12/01/18	1,255,000	1,272,708
5.25%, 12/01/23	1,410,000	1,428,034
Ohio HFA Capital Fund Revenue, Series A, AGMC Insured, 5.00%, 4/01/27	5,545,000	6,042,941
Ohio State Air Quality Development Authority Revenue,		
Environmental Improvement, Buckeye Power Inc. Project, 6.00%, 12/01/40	6,020,000	6,572,696
Pollution Control, Dayton Power and Light Co., Refunding, Series B, BHAC Insured, 4.80%, 1/01/34	23,000,000	23,825,240
Ohio State Building Authority Revenue, State Facilities, Adult Correction Building Fund Projects, Series A, AGMC Insured, Pre-Refunded, 5.00%, 4/01/24	5,390,000	5,846,910
Ohio State GO,		
Common Schools, Series B, 4.00%, 3/15/32	20,200,000	21,231,008
Higher Education, Refunding, Series A, 5.00%, 8/01/24	3,485,000	4,324,641
Higher Education, Refunding, Series A, 4.50%, 2/01/32	18,270,000	19,839,393
Infrastructure Improvement, Series A, 4.00%, 2/01/31	8,220,000	8,706,624
Infrastructure Improvement, Series A, 4.00%, 2/01/32	8,630,000	9,064,866
Ohio State Higher Educational Facility Commission Revenue,		
Denison University Project, Refunding and Improvement, 5.00%, 11/01/26	1,445,000	1,659,611
Denison University Project, Refunding and Improvement, 5.00%, 11/01/30	1,360,000	1,529,279
Higher Educational Facility, Xavier University Project, Assured Guaranty, Pre-Refunded, 5.00%, 5/01/23	3,385,000	3,811,239
Higher Educational Facility, Xavier University Project, Assured Guaranty, Pre-Refunded, 5.00%, 5/01/24	2,000,000	2,251,840
Hospital, Cleveland Clinic Health System Obligated Group, Series A, 5.00%, 1/01/38	5,000,000	5,465,950
Kenyon College Project, Refunding, 5.25%, 7/01/44	30,000,000	32,174,700
Summa Health System, 2010 Project, Refunding, Assured Guaranty, 5.25%, 11/15/40	21,805,000	22,916,401
Summa Health System, AGMC Insured, 5.75%, 11/15/40	4,500,000	4,890,825
University Hospital, BHAC Insured, 4.75%, 1/15/36	10,000,000	10,524,300
University Hospital, BHAC Insured, 4.75%, 1/15/46	25,000,000	26,119,750
University Hospital, BHAC Insured, 5.25%, 1/15/46	13,500,000	14,379,255
University of Dayton Project, XLCA Insured, Pre-Refunded, 5.00%, 12/01/34	8,500,000	9,090,410
Xavier University, 5.00%, 5/01/40	14,500,000	15,330,995

Franklin Tax-Free Trust
Statement of Investments, May 31, 2013 (unaudited)

Ohio State Higher Educational Facility Revenue,		
Case Western Reserve University Project, Refunding, NATL Insured, 5.00%, 12/01/44	7,500,000	7,980,525
Case Western Reserve University Project, Series A, AMBAC Insured, 5.00%, 12/01/34	4,000,000	4,049,240
Otterbein College Project, Assured Guaranty, 5.00%, 12/01/25	2,205,000	2,325,195
Otterbein College Project, Assured Guaranty, 5.00%, 12/01/35	3,225,000	3,347,131
Ohio State Major New Street Infrastructure Project Revenue, Series 1, 5.00%, 12/15/24	6,245,000	7,449,598
Ohio State University General Receipts Athens Revenue,		
ᵃ5.00%, 12/01/39	4,750,000	5,216,402
NATL Insured, 5.00%, 12/01/24	2,155,000	2,225,296
Ohio State University General Receipts Revenue, State University of Ohio, Series B, NATL Insured, Pre-Refunded, 5.00%,		
6/01/33	940,000	940,000
6/01/33	4,315,000	4,324,277
Ohio State University Revenue, Special Purpose General Receipts, Series A, 5.00%, 6/01/38	5,000,000	5,578,500
Olentangy Local School District GO,		
AGMC Insured, 4.50%, 12/01/33	10,000,000	10,534,100
AGMC Insured, Pre-Refunded, 5.00%, 12/01/25	45,000	45,000
AGMC Insured, Pre-Refunded, 5.00%, 12/01/30	90,000	90,000
AGMC Insured, Pre-Refunded, 5.00%, 12/01/30	1,745,000	1,974,886
Refunding, Series A, AGMC Insured, 4.50%, 12/01/32	11,300,000	12,019,471
School Facilities Construction and Improvement, Refunding, Assured Guaranty, 5.00%, 12/01/36	7,505,000	8,257,751
School Facilities Construction and Improvement, Series A, FGIC Insured, Pre-Refunded, 5.25%, 12/01/32	11,200,000	11,757,312
Painesville City School District GO, School Improvement, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 12/01/28	2,515,000	2,689,692
Princeton City School District COP, School Facilities Project, 4.50%, 12/01/41	6,500,000	6,586,970
Princeton City School District GO, NATL Insured, Pre-Refunded, 5.00%,		
12/01/25	1,700,000	1,740,103
12/01/26	2,725,000	2,789,283
12/01/30	2,260,000	2,313,313
Reynoldsburg City School District GO, School Facilities Construction, AGMC Insured, 5.00%, 12/01/32	3,000,000	3,330,390
Ross County Hospital Revenue, Facilities, Adena Health System, Refunding, Assured Guaranty, 5.25%, 12/01/38	15,000,000	15,930,900
Shaker Heights GO, Urban Renewal, AMBAC Insured, Pre-Refunded, 5.25%, 12/01/26	725,000	742,806
Shawnee State University Revenue, General Receipts, NATL Insured, 5.00%, 6/01/28	5,780,000	6,014,899
Sheffield Lake City School District GO, School Improvement, 5.00%, 12/01/37	9,635,000	10,386,241
South-Western City School District of Ohio Franklin and Pickaway Counties GO, School Facilities Construction and Improvement, 4.00%, 12/01/42	13,050,000	13,138,218
Springboro Community City School District GO, Refunding, AGMC Insured, 5.25%,		
12/01/27	5,175,000	6,383,725
12/01/28	2,000,000	2,472,720
Springboro Sewer System Revenue, Mortgage, NATL Insured, Pre-Refunded, 5.00%, 6/01/27	1,095,000	1,146,224
St. Bernard Income Tax Revenue, Various Purpose, Special Obligations, AGMC Insured, 5.00%, 12/01/43	3,760,000	4,120,020
St. Mary's City School District GO, School Facilities Construction and Improvement, AGMC Insured, 5.00%, 12/01/35	3,500,000	3,708,810
Strongsville City School District GO, School Improvement, 4.00%, 12/01/45	17,515,000	17,326,188
Summit County Port Authority Lease Revenue, The University of Akron Student Housing Project, 6.00%, 1/01/42	11,580,000	13,465,687
Sylvania City School District GO, School Improvement, Assured Guaranty, 5.25%, 12/01/36	7,660,000	8,569,319
Toledo City School District GO, School Facilities Improvement,		
5.375%, 12/01/35	4,565,000	5,078,152
AGMC Insured, Pre-Refunded, 5.00%, 12/01/23	1,500,000	1,535,010
Refunding, Series B, 5.00%, 12/01/32	7,830,000	8,886,345
Series B, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 12/01/27	1,925,000	1,969,929
Toledo GO,		
Capital Improvement, Refunding, Assured Guaranty, 5.00%, 12/01/29	2,500,000	2,737,250
Limited Tax, Various Purpose Improvement, Refunding, Assured Guaranty, 5.00%, 12/01/28	3,000,000	3,344,370
Toledo Special Obligation, Industrial Development, Vehicle Storage Project, AMBAC Insured, 5.25%, 12/01/26	1,500,000	1,645,950
Toledo Water System Revenue,		
NATL Insured, 5.00%, 11/15/30	6,425,000	6,887,279
Series A, 4.00%, 11/15/36	10,125,000	10,269,889
Trenton Water System Revenue, Improvement, AGMC Insured, Pre-Refunded, 5.125%, 12/01/34	2,750,000	2,946,102
Union County GO, Memorial Hospital Improvements, NATL Insured, Pre-Refunded, 5.00%, 12/01/33	2,895,000	2,962,569
University of Akron General Receipts Revenue,		
NATL RE, FGIC Insured, 5.00%, 1/01/35	5,250,000	5,320,980
NATL RE, FGIC Insured, Pre-Refunded, 4.75%, 1/01/25	1,080,000	1,107,832
Refunding, Series A, AGMC Insured, 5.00%, 1/01/24	5,000,000	5,636,850
Series A, AGMC Insured, 5.00%, 1/01/33	5,000,000	5,471,150
Series B, AGMC Insured, 5.00%, 1/01/38	19,000,000	20,544,320
Series B, NATL RE, FGIC Insured, 5.00%, 1/01/28	1,475,000	1,498,423

Franklin Tax-Free Trust

Statement of Investments, May 31, 2013 (unaudited) *(continued)*

University of Cincinnati General Receipts Revenue,		
Refunding, Series C, 4.00%, 6/01/30	7,400,000	7,745,284
Refunding, Series C, 4.00%, 6/01/31	5,000,000	5,188,050
Refunding, Series F, 5.00%, 6/01/32	5,805,000	6,520,582
Refunding, Series G, NATL Insured, 5.00%, 6/01/28	8,575,000	9,483,778
Series A, AMBAC Insured, 5.00%, 6/01/23	180,000	186,016
Series A, AMBAC Insured, 5.00%, 6/01/24	190,000	196,198
Series A, AMBAC Insured, 5.00%, 6/01/25	195,000	201,146
Series A, AMBAC Insured, Pre-Refunded, 5.00%, 6/01/23	1,665,000	1,742,889
Series A, AMBAC Insured, Pre-Refunded, 5.00%, 6/01/24	1,750,000	1,832,758
Series A, AMBAC Insured, Pre-Refunded, 5.00%, 6/01/25	1,810,000	1,895,595
Series C, AGMC Insured, 5.00%, 6/01/31	8,000,000	8,822,000
University of Toledo General Receipts Revenue, Refunding, Series A, AMBAC Insured, 4.50%, 6/01/30	10,000,000	10,385,700
Warren City School District GO, School Improvement, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 12/01/28	3,000,000	3,140,340
Westerville City School District GO, Refunding, XLCA Insured, 5.00%, 12/01/27	3,820,000	4,592,519
Wheelersburg Local School District GO, School Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/32	1,400,000	1,528,912
Wright State University Revenue, General Receipts, Series A, 5.00%, 5/01/31	10,120,000	11,211,746
Wyoming City School District GO, School Improvement, 5.00%,		
12/01/42	7,250,000	7,930,340
12/01/49	9,625,000	10,368,339
Youngstown State University General Receipts Revenue, Assured Guaranty,		
5.25%, 12/15/29	4,000,000	4,432,400
5.50%, 12/15/33	4,225,000	4,707,284
		1,745,623,133
U.S. Territories 6.6%		
Puerto Rico 5.5%		
Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series A, AGMC Insured,		
6.00%, 7/01/34	5,000,000	5,345,650
5.00%, 7/01/35	15,000,000	14,999,400
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue, Refunding, Series N, AGMC Insured, 5.50%, 7/01/29	14,000,000	15,137,640
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E, ETM, 6.00%, 8/01/26	9,140,000	12,220,180
Puerto Rico Sales Tax FICO Sales Tax Revenue,		
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 8/01/43	50,000,000	9,622,500
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 8/01/44	47,550,000	8,586,103
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 8/01/46	100,000,000	15,868,000
Refunding, Senior Series C, 5.00%, 8/01/40	15,185,000	16,026,401
Senior Series C, 5.25%, 8/01/40	4,000,000	4,304,440
		102,110,314
U.S. Virgin Islands 1.1%		
Virgin Islands PFAR, Matching Fund Loan Notes, senior lien, AGMC Insured, 5.00%, 10/01/29	18,340,000	20,580,598
Total U.S. Territories		122,690,912
Total Municipal Bonds before Short Term Investments (Cost $1,767,868,177)		1,868,314,045
Short Term Investments (Cost $3,300,000) 0.2%		
Municipal Bonds 0.2%		
Ohio 0.2%		
[b]Allen County Hospital Facilities Revenue, Catholic Healthcare Partners, Series A, Daily VRDN and Put, 0.11%, 10/01/31	3,300,000	3,300,000
Total Investments (Cost $1,771,168,177) 100.0%		1,871,614,045
Other Assets, less Liabilities 0.0%†		512,205
Net Assets 100.0%		$ 1,872,126,250

† Rounds to less than 0.1% of net assets.

[a] Security purchased on a when-issued or delayed delivery basis.

[b] Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Statement of Investments, May 31, 2013 (unaudited)

ABBREVIATIONS

Selected Portfolio

AGMC	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
BHAC	- Berkshire Hathaway Assurance Corp.
COP	- Certificate of Participation
EDR	- Economic Development Revenue
ETM	- Escrow to Maturity
FGIC	- Financial Guaranty Insurance Co.
FICO	- Financing Corp.
GNMA	- Government National Mortgage Association
GO	- General Obligation
HDC	- Housing Development Corp.
HFA	- Housing Finance Authority/Agency
HMR	- Home Mortgage Revenue
ID	- Improvement District
MFHR	- Multi-Family Housing Revenue
NATL	- National Public Financial Guarantee Corp.
NATL RE	- National Public Financial Guarantee Corp. Reinsured
PFAR	- Public Financing Authority Revenue
XLCA	- XL Capital Assurance

Franklin Tax-Free Trust
Statement of Investments, May 31, 2013 (unaudited)

Franklin Oregon Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 98.4%				
Oregon 85.4%				
Albany Water Revenue, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 8/01/33	$	5,990,000	$	6,034,566
Astoria Hospital Facilities Authority Revenue, Columbia Memorial Hospital, Refunding, 5.00%,				
8/01/31		1,500,000		1,636,800
8/01/37		2,180,000		2,309,601
Beaverton School District GO,				
AGMC Insured, Pre-Refunded, 4.125%, 6/01/26		1,315,000		1,454,166
Washington County School District No. 48J, Assured Guaranty, 5.00%, 6/01/31		1,280,000		1,453,914
Washington County School District No. 48J, Assured Guaranty, 5.125%, 6/01/36		1,000,000		1,139,200
Benton County Hospital Facilities Authority Revenue, Samaritan Health, Refunding, 5.125%, 10/01/28		1,525,000		1,527,776
Canby GO, 5.00%, 6/01/36		3,000,000		3,235,320
Chemeketa Community College District GO, 5.00%,				
6/15/25		1,500,000		1,692,765
6/15/26		2,615,000		2,936,514
Clackamas County Canby School District No. 86 GO, AGMC Insured, Pre-Refunded, 5.00%,				
6/15/23		1,000,000		1,093,870
6/15/25		1,000,000		1,093,870
Clackamas County Hospital Facility Authority Revenue,				
Gross Willamette Falls Project, Pre-Refunded, 5.375%, 4/01/22		2,125,000		2,317,546
Gross Willamette Falls Project, Pre-Refunded, 5.125%, 4/01/26		1,000,000		1,086,080
Legacy Health System, Series A, 5.50%, 7/15/35		6,525,000		7,106,051
Clackamas County School District No. 12 North Clackamas GO,				
Series A, AGMC Insured, 4.75%, 6/15/31		2,250,000		2,466,338
Series B, AGMC Insured, 5.00%, 6/15/27		25,000,000		28,063,500
Clackamas County School District No. 46 Oregon Trail GO,				
5.00%, 6/15/32		6,855,000		7,585,880
Capital Appreciation, Refunding, zero cpn., 6/15/37		12,130,000		4,353,942
Capital Appreciation, Refunding, zero cpn., 6/15/38		12,495,000		4,255,797
Refunding, Series A, 5.00%, 6/15/28		2,210,000		2,484,460
Refunding, Series A, 5.00%, 6/15/29		2,655,000		2,973,759
Clackamas County School District No. 7J Lake Oswego GO, Refunding, AGMC Insured, 5.25%, 6/01/25		3,075,000		3,898,823
Clackamas Education Service District GO, AMBAC Insured, 4.125%, 6/01/36		1,000,000		1,040,370
Columbia and Washington Counties School District No. 47J Vernonia GO, 5.00%, 6/15/35		5,175,000		5,808,937
Columbia Gorge Community College District GO, NATL Insured, Pre-Refunded, 5.00%, 6/15/22		1,000,000		1,093,870
Coos County School District No. 13 GO, AGMC Insured, 5.00%, 6/15/22		55,000		55,146
Deschutes and Jefferson Counties School District No. 2J Redmond GO,				
Pre-Refunded, 5.50%, 6/15/34		5,000,000		6,100,600
Refunding, 5.00%, 6/15/34		13,945,000		16,410,755
Series A, NATL RE, FGIC Insured, 5.00%, 6/15/21		1,000,000		1,039,960
Deschutes County Hospital Facilities Authority Hospital Revenue, Cascade Healthcare Community Inc.,				
Refunding, 8.25%, 1/01/38		20,000,000		25,280,000
Series B, AMBAC Insured, 5.375%, 1/01/35		7,000,000		7,611,590
Emerald Peoples Utility District Revenue, Refunding, Series A, AGMC Insured, 5.25%, 11/01/21		1,000,000		1,015,580
Eugene Electric Utility Revenue,				
5.00%, 8/01/40		6,745,000		7,538,279
Refunding, 5.00%, 8/01/33		10,060,000		11,089,842
System, Refunding, 5.00%, 8/01/38		4,880,000		5,497,857
Eugene Water Revenue, Refunding, 5.00%, 8/01/40		4,425,000		4,945,424
Forest Grove Revenue, Campus Improvement, Pacific University Project, Refunding,				
6.00%, 5/01/30		4,000,000		4,085,320
6.375%, 5/01/39		12,000,000		12,279,480
High Desert Education Service District GO, AMBAC Insured, 4.50%, 6/01/30		1,010,000		1,026,705
Hillsboro GO, AMBAC Insured, Pre-Refunded, 5.00%, 6/01/29		5,360,000		5,610,741
Hillsboro Hospital Facility Authority Revenue, Hospital Tuality Healthcare Project, Radian Insured, 5.375%,				
10/01/26		2,000,000		2,002,020
10/01/31		2,000,000		2,001,560
Independence GO, City Hall Project, AGMC Insured, 5.00%,				
6/15/35		2,110,000		2,397,044
6/15/40		3,975,000		4,437,968
Jackson County Airport Revenue, Series A, XLCA Insured, 5.25%,				
12/01/27		1,000,000		1,085,520

12/01/32	1,000,000	1,068,250
12/01/37	1,475,000	1,550,682
Jackson County School District No. 549C Medford GO,		
5.00%, 6/15/33	3,225,000	3,595,617
5.00%, 6/15/34	5,000,000	5,439,100
Series B, AGMC Insured, 5.00%, 12/15/32	5,765,000	6,378,338
Keizer Special Assessment, Keizer Station Area A Local, 5.20%, 6/01/31	2,935,000	3,073,914
Klamath Falls Intercommunity Hospital Authority Revenue, Merle West Medical Center Project, Refunding, Assured Guaranty, 5.00%, 9/01/36	5,000,000	5,142,500
Lake Oswego GO, Refunding, Series A, 5.00%, 12/01/31	6,400,000	7,156,416
Lane County Metropolitan Wastewater Management Commission Revenue,		
5.25%, 11/01/28	5,000,000	5,623,750
NATL RE, FGIC Insured, 4.75%, 11/01/26	1,615,000	1,736,173
Lane County School District No. 19 Springfield GO, AGMC Insured, zero cpn.,		
6/15/27	5,580,000	3,081,778
6/15/28	2,000,000	1,050,380
6/15/29	1,925,000	960,094
Lebanon GO, AMBAC Insured, 5.00%,		
6/01/25	1,635,000	1,787,300
6/01/27	1,675,000	1,821,077
Linn County Community School District No. 9 GO, Lebanon, FGIC Insured, Pre-Refunded,		
5.55%, 6/15/21	1,155,000	1,156,709
5.60%, 6/15/30	9,495,000	9,509,242
Marion and Clackamas Counties School District No. 4J Silver Falls GO, Refunding, 5.00%,		
6/15/26	2,150,000	2,563,101
6/15/27	2,345,000	2,775,308
Marion and Linn Counties School District No. 29J North Santiam GO, 5.00%, 6/15/33	2,100,000	2,422,056
Marion County School District No. 5 Cascade GO, Refunding, 5.00%, 6/15/26	1,510,000	1,822,147
Medford Hospital Facilities Authority Revenue,		
Asante Health System, Refunding, Assured Guaranty, 5.125%, 8/15/40	25,000,000	26,677,500
Asante Health System, Series A, Assured Guaranty, 5.00%, 8/15/40	10,050,000	10,646,568
Rogue Valley Manor, Refunding, 5.00%, 10/01/42	8,000,000	8,448,720
Metro GO, Series A, 5.00%,		
6/01/24	12,050,000	14,711,242
6/01/25	12,330,000	14,930,274
Multnomah County Hospital Facilities Authority Revenue,		
Adventist Health System-West, Series A, 5.125%, 9/01/40	5,500,000	5,945,500
Terwilliger Plaza, Refunding, 5.00%, 12/01/20	1,500,000	1,736,910
Terwilliger Plaza, Refunding, 5.00%, 12/01/22	750,000	867,038
Terwilliger Plaza, Refunding, 5.00%, 12/01/29	1,400,000	1,536,290
Multnomah County School District No. 3 Park Rose GO, Series A, 5.00%,		
6/30/35	2,000,000	2,231,600
6/30/36	1,500,000	1,662,510
Multnomah County School District No. 40 GO,		
Series A, 5.00%, 6/15/23	1,500,000	1,809,450
Series B, zero cpn., 6/15/24	1,640,000	1,163,137
Series B, zero cpn., 6/15/25	1,325,000	896,985
Series B, zero cpn., 6/15/26	2,585,000	1,668,256
Series B, zero cpn., 6/15/27	2,655,000	1,634,099
Series B, zero cpn., 6/15/28	2,495,000	1,453,063
Series B, zero cpn., 6/15/29	2,595,000	1,439,654
Series B, zero cpn., 6/15/30	1,885,000	997,957
Series B, zero cpn., 6/15/31	2,030,000	1,024,399
Series B, zero cpn., 6/15/32	2,000,000	959,060
Multnomah County School District No. 7 Reynolds GO, Refunding, 5.00%, 6/01/35	6,605,000	7,300,705
Ontario Hospital Facility Authority Revenue, Trinity Health, Series E, 5.00%, 12/01/37	6,460,000	6,974,216
Oregon Coast Community College District GO, NATL Insured, Pre-Refunded, 5.00%, 6/15/23	3,745,000	3,927,082
Oregon Health and Science University Revenue,		
5.00%, 7/01/22	2,910,000	3,458,186
5.00%, 7/01/23	1,000,000	1,176,040
5.00%, 7/01/26	1,500,000	1,718,745
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 7/01/21	11,480,000	8,971,964
Refunding, Series E, 5.00%, 7/01/28	1,500,000	1,704,780
Series A, 5.875%, 7/01/33	2,500,000	2,955,575
Series A, 5.75%, 7/01/39	13,175,000	15,443,603

Series E, 5.00%, 7/01/32	13,875,000	15,537,780
Oregon State Department of Administrative Services COP,		
AGMC Insured, Pre-Refunded, 4.625%, 5/01/30	7,795,000	8,103,994
Series A, 5.25%, 5/01/39	3,800,000	4,126,572
Series A, AGMC Insured, Pre-Refunded, 5.00%, 5/01/23	2,695,000	2,933,858
Series A, AGMC Insured, Pre-Refunded, 5.00%, 5/01/30	13,205,000	14,375,359
Series B, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 11/01/30	20,100,000	22,336,929
Series C, 5.00%, 11/01/34	8,000,000	8,779,200
Oregon State Department of Administrative Services Lottery Revenue, Series A, 5.00%,		
4/01/27	17,880,000	20,569,688
4/01/28	18,225,000	20,891,500
4/01/29	1,750,000	1,998,868
Oregon State Department of Transportation Highway User Tax Revenue,		
Refunding, Series A, 5.00%, 11/15/26	15,000,000	17,941,800
Refunding, Series A, 5.00%, 11/15/27	8,540,000	10,144,154
Refunding, Series A, 5.00%, 11/15/28	8,010,000	9,463,414
senior lien, Series A, 5.00%, 11/15/29	3,085,000	3,468,620
senior lien, Series A, 4.50%, 11/15/32	21,000,000	22,572,900
senior lien, Series A, 5.00%, 11/15/33	21,530,000	24,106,926
Series A, Pre-Refunded, 5.00%, 11/15/25	1,295,000	1,384,420
Series A, Pre-Refunded, 5.00%, 11/15/28	15,000,000	16,035,750
Series A, Pre-Refunded, 5.00%, 11/15/29	3,330,000	3,559,937
Oregon State Facilities Authority Revenue,		
College Inn Student Housing Project, senior lien, Series A, XLCA Insured, 5.00%, 7/01/35	3,660,000	3,418,733
Legacy Health System, Refunding, Series A, 5.00%, 3/15/30	1,500,000	1,607,505
Lewis and Clark College Project, Refunding, Series A, 5.75%, 10/01/41	30,000,000	33,436,200
Limited College Project, Refunding, Series A, 5.00%, 10/01/31	2,000,000	2,203,060
Limited College Project, Refunding, Series A, 5.00%, 10/01/34	1,000,000	1,091,380
Limited College Project, Refunding, Series A, 5.25%, 10/01/40	3,750,000	4,122,188
Peacehealth, Refunding, Series A, 5.00%, 11/01/39	32,050,000	34,386,765
Reed College Project, Refunding, Series A, 5.00%, 7/01/29	1,500,000	1,708,305
Reed College Project, Refunding, Series A, 4.75%, 7/01/32	2,000,000	2,194,760
Reed College Project, Refunding, Series A, 5.125%, 7/01/41	10,000,000	11,102,600
Samaritan Health Services, Refunding, Series A, 5.25%, 10/01/40	7,500,000	8,154,075
Student Housing, CHF Ashland, Assured Guaranty, 5.00%, 7/01/44	8,285,000	8,909,938
University of Portland Projects, Series A, 5.00%, 4/01/32	8,795,000	9,407,484
Willamette University Projects, Series A, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 10/01/35	5,210,000	5,769,815
Oregon State GO,		
Alternative Energy Project, Series B, 6.00%, 10/01/26	1,680,000	2,013,866
Elderly and Disabled Housing, Series A, 6.00%, 8/01/15	755,000	756,261
Elderly and Disabled Housing, Series A, 6.00%, 8/01/21	375,000	375,484
Elderly and Disabled Housing, Series A, 5.375%, 8/01/28	1,115,000	1,115,669
Elderly and Disabled Housing, Series A, 4.70%, 8/01/42	3,150,000	3,164,490
Elderly and Disabled Housing, Series B, 6.10%, 8/01/17	945,000	946,323
Elderly and Disabled Housing, Series B, 6.25%, 8/01/23	1,355,000	1,357,087
Odot Project, Series I, 5.00%, 5/01/37	3,705,000	4,230,480
Odot Project, Series K, 5.00%, 5/01/36	15,150,000	17,290,998
Oregon University System Projects, Series G, 5.00%, 8/01/36	3,300,000	3,779,358
Oregon University System, Refunding, Series A, 5.00%, 8/01/25	5,275,000	6,396,148
Oregon University System, Refunding, Series A, 5.00%, 8/01/26	3,505,000	4,224,366
Oregon University System, Refunding, Series A, 5.00%, 8/01/28	1,755,000	2,092,995
Oregon University System, Refunding, Series A, 5.00%, 8/01/29	2,465,000	2,936,579
Oregon University System, Refunding, Series A, 5.00%, 8/01/30	2,815,000	3,337,126
Oregon University System, Refunding, Series A, 5.00%, 8/01/31	1,945,000	2,294,497
Oregon University System, Refunding, Series A, 5.00%, 8/01/42	1,670,000	1,893,162
Refunding, Series G, 5.00%, 11/01/30	10,140,000	12,111,013
Refunding, Series G, 5.00%, 11/01/31	1,750,000	2,078,020
Refunding, Series G, 5.00%, 11/01/32	1,500,000	1,772,280
State Board of Higher Education, Refunding, Series B, 5.00%, 8/01/38	1,500,000	1,684,155
State Board of Higher Education, Series A, 5.00%, 8/01/34	5,000,000	5,650,050
State Board of Higher Education, Series A, 5.00%, 8/01/37	5,555,000	6,171,661
State Board of Higher Education, Series A, Pre-Refunded, 5.00%, 8/01/31	1,695,000	1,930,622
State Board of Higher Education, Series A, Pre-Refunded, 5.00%, 8/01/35	6,000,000	6,598,560
State Board of Higher Education, Series A, Pre-Refunded, 5.00%, 8/01/36	2,715,000	3,092,412
State Board of Higher Education, Series B, 5.00%, 8/01/38	5,000,000	5,613,850

Franklin Tax-Free Trust

Statement of Investments, May 31, 2013 (unaudited) *(continued)*

State Board of Higher Education, Series C, 5.00%, 8/01/37	1,115,000	1,238,776
State Board of Higher Education, Series E, Pre-Refunded, 5.00%, 8/01/29	7,745,000	8,168,264
State Property, Series J, 5.00%, 5/01/36	8,500,000	9,714,055
Veterans' Welfare, Series 92B, 4.625%, 12/01/38	5,330,000	5,574,327
Oregon State Health Housing Educational and Cultural Facilities Authority Revenue, PeaceHealth, AMBAC Insured, 5.00%, 11/15/26	5,500,000	5,507,645
Oregon State Housing and Community Services Department Mortgage Revenue, SFM Program,		
Refunding, Series G, 5.35%, 7/01/30	3,725,000	3,945,893
Series C, 4.75%, 7/01/42	4,305,000	4,328,634
Philomath School District No. 17J Benton and Polk Counties GO, Series B, zero cpn., 6/15/31	1,000,000	540,700
Port of Portland International Airport Revenue, Series Nineteen, 5.50%, 7/01/38	23,000,000	25,893,630
Portland EDR, Broadway Project, Refunding, Series A, 6.50%, 4/01/35	5,000,000	5,693,300
Portland GO, Limited Tax,		
Refunding, Series A, 5.00%, 6/01/28	7,840,000	9,097,458
Refunding, Series A, 5.00%, 6/01/29	8,330,000	9,620,817
Refunding, Series A, 5.00%, 6/01/30	8,750,000	10,065,387
Series B, zero cpn., 6/01/21	1,000,000	833,020
Portland Housing Authority MFR, Housing, Lovejoy Station Apartments Project, NATL Insured, 6.00%, 7/01/33	2,000,000	2,002,900
Portland River District Urban Renewal and Redevelopment Tax Allocation,		
Refunding, Series B, 5.00%, 6/15/18	1,000,000	1,140,760
Refunding, Series B, 5.00%, 6/15/22	1,035,000	1,202,080
Series A, AMBAC Insured, Pre-Refunded, 5.00%, 6/15/21	3,000,000	3,003,990
Series B, 5.00%, 6/15/20	2,750,000	3,177,130
Series C, 5.00%, 6/15/26	1,895,000	2,122,722
Series C, 5.00%, 6/15/28	1,000,000	1,107,080
Series C, 5.00%, 6/15/29	850,000	936,199
Series C, 5.00%, 6/15/30	1,000,000	1,096,580
Series C, 5.00%, 6/15/31	750,000	818,828
Portland Sewer System Revenue,		
first lien, Series A, AGMC Insured, 5.00%, 10/01/24	6,235,000	6,543,071
second lien, Refunding, Series A, AGMC Insured, 5.00%, 6/01/23	2,500,000	2,506,450
second lien, Series A, 5.00%, 3/01/34	25,270,000	28,911,912
second lien, Series B, NATL Insured, 5.00%, 6/15/28	5,105,000	5,592,170
Portland Urban Renewal and Redevelopment Tax Allocation,		
Interstate Corridor, Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 6/15/24	1,295,000	1,341,180
Interstate Corridor, Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 6/15/25	2,385,000	2,464,826
Interstate Corridor, Series B, 5.00%, 6/15/29	1,000,000	1,066,660
Interstate Corridor, Series B, 5.00%, 6/15/30	1,000,000	1,062,430
Interstate Corridor, Series B, 5.00%, 6/15/31	1,000,000	1,058,220
Lents Town Center, Series B, 5.00%, 6/15/27	2,500,000	2,718,825
Lents Town Center, Series B, 5.00%, 6/15/28	1,175,000	1,272,537
Lents Town Center, Series B, 4.75%, 6/15/29	1,000,000	1,056,840
Lents Town Center, Series B, 5.00%, 6/15/30	1,800,000	1,934,406
North Macadam, Series B, 5.00%, 6/15/29	4,250,000	4,583,668
North Macadam, Series B, 5.00%, 6/15/30	4,725,000	5,077,816
Portland Water System Revenue,		
NATL Insured, Pre-Refunded, 4.50%, 10/01/27	1,000,000	1,131,620
NATL Insured, Pre-Refunded, 4.50%, 10/01/28	3,895,000	4,407,660
second lien, Series A, NATL Insured, Pre-Refunded, 4.375%, 10/01/25	3,415,000	3,850,447
Redmond Airport Revenue, 6.25%, 6/01/39	1,010,000	1,099,122
Redmond GO, Series C, NATL Insured, Pre-Refunded, 5.00%, 6/01/33	1,260,000	1,260,000
Redmond GO, Terminal Expansion Project, 5.00%, 6/01/39	1,000,000	1,059,890
Salem Hospital Facility Authority Revenue, Salem Hospital Project, Series A,		
5.75%, 8/15/23	10,000,000	11,175,400
5.00%, 8/15/27	11,000,000	11,575,630
5.00%, 8/15/36	9,000,000	9,283,230
Salem-Keizer School District No. 24J GO, Series B, zero cpn., 6/15/30	8,500,000	4,432,920
Sherwood GO, Refunding, AGMC Insured, 5.00%, 6/01/36	4,240,000	4,679,900
Southwestern Community College District GO, NATL Insured, Pre-Refunded, 5.00%, 6/01/28	1,100,000	1,150,336
Tigard Water System Revenue,		
5.00%, 8/01/37	3,500,000	3,940,195
5.00%, 8/01/42	18,580,000	20,623,243
Refunding, 5.00%, 8/01/25	1,365,000	1,626,657
Refunding, 5.00%, 8/01/28	3,180,000	3,713,477
Refunding, 5.00%, 8/01/31	2,500,000	2,878,150

Tillamook and Yamhill Counties School District No. 101 Nestucca Valley GO, AGMC Insured, Pre-Refunded, 5.00%, 6/15/25	1,560,000	1,706,437
Tri-County Metropolitan Transportation District Revenue, senior lien, Series A, 5.00%,		
9/01/28	4,045,000	4,801,051
9/01/29	4,255,000	5,023,623
9/01/30	4,475,000	5,259,423
9/01/31	4,700,000	5,498,859
9/01/32	4,945,000	5,759,343
9/01/37	14,000,000	16,013,200
Washington Clackamas and Yamhill Counties School District No. 88J GO, Sherwood,		
Series A, NATL Insured, zero cpn., 6/15/28	2,960,000	1,556,605
Series A, NATL Insured, zero cpn., 12/15/31	3,515,000	1,549,096
Series B, NATL Insured, 4.50%, 12/15/31	2,900,000	3,120,893
Washington Clackamas and Yamhill Counties Sherwood School District No. 88J GO, Series A, NATL Insured, zero cpn.,		
6/15/26	6,850,000	3,987,111
6/15/27	7,090,000	3,921,195
6/15/29	3,110,000	1,554,813
6/15/30	3,260,000	1,550,912
Washington County GO, Refunding, 4.375%, 6/01/26	1,000,000	1,087,720
Washington County School District No. 15 Forest Grove GO, Series B, zero cpn.,		
6/15/29	2,545,000	1,416,369
6/15/30	2,490,000	1,311,657
6/15/31	3,140,000	1,576,154
Yamhill County McMinnville School District No. 40 GO,		
AGMC Insured, Pre-Refunded, 5.00%, 6/15/28	4,000,000	4,669,760
Refunding, 5.00%, 6/15/28	2,700,000	3,190,293
		1,254,655,712
U.S. Territories 13.0%		
Guam 0.3%		
Guam Government Limited Obligation Revenue, Section 30, Series A, 5.625%,		
12/01/24	840,000	919,338
12/01/29	3,250,000	3,516,403
		4,435,741
Puerto Rico 12.7%		
Children's Trust Fund Tobacco Settlement Revenue, Asset-Backed Bonds, Refunding, 5.625%, 5/15/43	10,000,000	10,030,600
Puerto Rico Commonwealth GO, Public Improvement,		
Refunding, Series A, 5.50%, 7/01/32	15,000,000	15,065,100
Refunding, Series A, 5.75%, 7/01/41	15,000,000	15,280,200
Refunding, Sub Series C-7, NATL Insured, 6.00%, 7/01/28	4,500,000	4,648,365
Series A, 5.125%, 7/01/31	9,885,000	9,640,149
Series A, 5.375%, 7/01/33	10,000,000	10,010,500
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y, Pre-Refunded, 5.50%, 7/01/36	13,000,000	14,992,120
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue, Refunding, Series N, FGIC Insured, 5.25%, 7/01/39	10,000,000	9,791,000
Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A, AMBAC Insured, 5.00%, 7/01/31	6,250,000	6,111,562
Puerto Rico Electric Power Authority Power Revenue,		
Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35	10,000,000	10,965,800
Series WW, 5.25%, 7/01/33	9,690,000	9,689,612
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series M-3, NATL Insured, 6.00%, 7/01/25	15,000,000	15,954,450
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B, 5.50%, 8/01/31	10,000,000	9,953,800
Puerto Rico Sales Tax FICO Sales Tax Revenue,		
Capital Appreciation, first subordinate, Series A, zero cpn. to 8/01/16, 6.75% thereafter, 8/01/32	20,000,000	20,719,200
first subordinate, Series A, 5.375%, 8/01/39	9,000,000	9,463,860
first sub., Series A, 6.50%, 8/01/44	10,000,000	11,212,500
Senior Series C, 5.25%, 8/01/40	2,860,000	3,077,675
		186,606,493
Total U.S. Territories		191,042,234
Total Municipal Bonds before Short Term Investments (Cost $1,360,273,345)		1,445,697,946
Short Term Investments 0.6%		
Municipal Bonds 0.6%		
Oregon 0.6%		
[a] Oregon State GO, Veterans Welfare,		
Series 87C, Daily VRDN and Put, 0.07%, 6/01/28	2,200,000	2,200,000

Franklin Tax-Free Trust

Statement of Investments, May 31, 2013 (unaudited) *(continued)*

Series 88D, Daily VRDN and Put, 0.07%, 12/01/41	6,500,000	6,500,000
Total Short Term Investments (Cost $8,700,000)		8,700,000
Total Investments (Cost $1,368,973,345) 99.0%		1,454,397,946
Other Assets, less Liabilities 1.0%		14,037,853
Net Assets 100.0%		$ 1,468,435,799

[a] Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
COP - Certificate of Participation
EDR - Economic Development Revenue
FGIC - Financial Guaranty Insurance Co.
FICO - Financing Corp.
GO - General Obligation
MFR - Multi-Family Revenue
NATL - National Public Financial Guarantee Corp.
NATL RE - National Public Financial Guarantee Corp. Reinsured
PBA - Public Building Authority
SFM - Single Family Mortgage
XLCA - XL Capital Assurance

Franklin Tax-Free Trust
Statement of Investments, May 31, 2013 (unaudited)

Franklin Pennsylvania Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 93.9%				
Pennsylvania 83.2%				
Allegheny County GO,				
Series C-60, AGMC Insured, 5.00%, 11/01/27	$	3,000,000	$	3,230,400
Series C-61, Assured Guaranty, 5.00%, 12/01/33		5,000,000		5,374,150
Series C-65, 5.375%, 5/01/31		5,000,000		5,631,350
Series C-70, 5.00%, 12/01/37		5,000,000		5,375,200
Allegheny County Higher Education Building Authority College Revenue, Carnegie Mellon University, Refunding, Series A, 5.00%, 3/01/24		5,000,000		5,906,750
Allegheny County Higher Education Building Authority University Revenue, Duquesne University,				
5.00%, 3/01/28		3,000,000		3,271,380
5.00%, 3/01/33		1,300,000		1,399,697
Series A, 5.50%, 3/01/31		3,000,000		3,418,800
Series A, 5.00%, 3/01/33		1,000,000		1,119,330
Series A, XLCA Insured, 5.00%, 3/01/29		5,000,000		5,306,900
Series A, XLCA Insured, 5.00%, 3/01/33		5,630,000		5,940,438
Allegheny County Hospital Development Authority Revenue, University of Pittsburgh Medical Center, Series A, 5.625%, 8/15/39		12,000,000		13,522,200
Allegheny County Sanitary Authority Sewer Revenue,				
AGMC Insured, 5.00%, 6/01/40		5,000,000		5,476,550
NATL RE, FGIC Insured, 5.00%, 12/01/37		6,745,000		7,146,935
Refunding, Series A, NATL Insured, 5.00%, 12/01/30		7,000,000		7,468,650
Allegheny Valley School District GO, Series A, NATL Insured, 5.00%, 11/01/28		1,550,000		1,596,857
Allentown Parking Authority Parking Revenue, AGMC Insured, 5.00%, 11/15/35		2,430,000		2,510,603
Berks County Municipal Authority, The Reading Hospital and Medical Center Project, Series A, 5.00%, 11/01/44		25,000,000		26,798,500
Bethel Park School District GO, 5.10%, 8/01/33		3,600,000		4,113,180
Bethlehem Area School District GO, AGMC Insured, 5.25%, 1/15/26		6,605,000		7,414,179
Bethlehem GO, Refunding, Series B, AGMC Insured, 6.50%, 12/01/32		4,995,000		5,734,959
Blair County Hospital Authority Revenue, Altoona Regional Heath System, 6.00%, 11/15/39		6,890,000		7,353,628
Bucks County IDAR, George School Project,				
5.00%, 9/15/41		5,000,000		5,418,750
Series A, 5.00%, 9/15/44		10,000,000		11,093,500
Bucks County Water and Sewer Authority Sewer System Revenue, Refunding, Series A, Assured Guaranty, 5.00%, 12/01/35		2,500,000		2,736,550
Bucks County Water and Sewer Authority Water System Revenue, AGMC Insured, 5.00%, 12/01/41		10,000,000		10,970,200
Butler Area School District GO, AGMC Insured, Pre-Refunded, 5.00%, 4/01/31		4,000,000		4,156,280
Butler County Hospital Authority Hospital Revenue, Butler Health System Project, 7.25%, 7/01/39		4,500,000		5,501,205
Catasauqua Area School District GO, Refunding, AGMC Insured, 5.00%, 2/15/36		6,000,000		6,268,500
Centennial School District Bucks County GO, Series A, 5.00%, 12/15/37		5,855,000		6,801,402
Central Bradford Progress Authority Revenue, Guthrie Health Issue, Refunding, 5.375%, 12/01/41		3,000,000		3,312,600
Centre County Hospital Authority Hospital Revenue, Mount Nittany Medical Center Project,				
Assured Guaranty, Pre-Refunded, 5.875%, 11/15/29		1,000,000		1,080,900
Assured Guaranty, Pre-Refunded, 6.125%, 11/15/39		3,200,000		3,470,400
Assured Guaranty, Pre-Refunded, 6.25%, 11/15/44		2,500,000		2,715,750
Series B, 5.00%, 11/15/41		10,000,000		10,586,200
Chester County IDA Student Housing Revenue, University Student Housing, LLC Project at West Chester University of Pennsylvania, Series A, 5.00%,				
8/01/35		500,000		534,045
8/01/45		1,500,000		1,570,485
Commonwealth Financing Authority Revenue, Series B, 5.00%,				
6/01/32		5,000,000		5,513,550
6/01/36		5,000,000		5,493,200
Connellsville Area School District GO, Series B, AGMC Insured, Pre-Refunded, 5.00%, 11/15/37		1,000,000		1,021,270
Cumberland County Municipal Authority College Revenue, Dickinson College Project, Assn. of Independent Colleges and Universities of Pennsylvania Financing Program,				
Series GG1, NATL Insured, 5.00%, 5/01/34		3,500,000		3,749,410
Series HH1, 5.00%, 11/01/39		1,200,000		1,279,740
Cumberland County Municipal Authority Revenue, Dickinson College Project, 5.00%,				
11/01/37		2,000,000		2,173,400
11/01/42		4,500,000		4,838,760
Dauphin County General Authority Health System Revenue, Pinnacle Health System Project,				
Refunding, Series A, 6.00%, 6/01/36		10,000,000		11,231,100

Series A, 5.00%, 6/01/42	10,000,000	10,471,700
Dauphin County General Authority Hospital Revenue, HAPSCO Group Inc., The Western Pennsylvania Hospital Project, Series B, NATL Insured, ETM, 6.25%, 7/01/16	2,790,000	3,026,257
Deer Lakes School District GO, Assured Guaranty, 5.50%, 4/01/39	7,500,000	8,295,975
Delaware County Authority Hospital Revenue, Crozer-Keystone Obligated Group, Series A, 5.00%, 12/15/31	5,000,000	5,059,500
Delaware County Authority Revenue,		
Cabrini College, Refunding, Radian Insured, 5.875%, 7/01/29	1,140,000	1,141,243
Haverford College, 5.00%, 11/15/40	3,000,000	3,290,730
Health Facilities, Mercy Health Corp. Project, ETM, 6.00%, 12/15/26	10,800,000	11,853,756
Delaware County Authority University Revenue, Neumann University,		
5.00%, 10/01/25	1,250,000	1,359,188
5.25%, 10/01/31	1,250,000	1,362,338
Delaware Valley Regional Finance Authority Local Government Revenue, Series B, AMBAC Insured, 5.60%, 7/01/17	5,000,000	5,639,900
East Hempfield Township IDA Revenue, Student Service Inc., Student Housing Project at Millersville University of Pennsylvania, 5.00%, 7/01/45	3,250,000	3,393,715
Erie County Hospital Authority Revenue, Hamot Health Foundation, CIFG Insured, 5.00%, 11/01/35	6,000,000	6,184,440
Erie Higher Education Building Authority College Revenue, Mercyhurst College Project, 5.50%, 3/15/38	2,000,000	2,148,220
Erie Parking Authority Parking Facilities Revenue, Guaranteed, Refunding, AGMC Insured, 5.125%, 9/01/32	4,250,000	4,648,225
Erie Water Authority Revenue, AGMC Insured, 5.00%, 12/01/43	7,000,000	7,434,000
Falls Township Authority Water and Sewer Revenue, Guaranteed, 5.00%, 12/01/41	2,210,000	2,390,889
Franklin County IDAR, Chambersburg Hospital Project, 5.375%, 7/01/42	10,000,000	10,649,200
General Authority of Southcentral Pennsylvania Revenue, WellSpan Health Obligated Group, Refunding, Series A, 6.00%, 6/01/25	10,000,000	11,667,800
General Authority of Southcentral Revenue, Assn. of Independent Colleges and Universities, York College of Pennsylvania Project, 5.75%, 11/01/41	9,500,000	10,542,150
Johnstown RDA Sewer Revenue, Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/15/34	1,825,000	1,929,226
Lackawanna County GO, Series B, AGMC Insured, 5.00%,		
9/01/30	8,100,000	8,413,227
9/01/35	7,500,000	7,728,975
Lancaster Parking Authority Parking Revenue, Guaranteed, Series A, AMBAC Insured, 5.00%,		
12/01/32	1,700,000	1,802,170
12/01/35	2,500,000	2,633,275
Latrobe IDAR, St. Vincent College Project, 5.00%, 5/01/43	4,120,000	4,259,709
Lehigh County General Purpose Authority Revenue, Muhlenberg College Project, 5.25%, 2/01/34	1,500,000	1,625,550
Lehigh County General Purpose Hospital Revenue, Lehigh Valley Health Network, Series B, AGMC Insured, 5.00%, 7/01/35	11,250,000	11,906,662
Luzerne County IDA Water Facility Revenue, Pennsylvania American Water Co. Water Facilities, Refunding, 5.50%, 12/01/39	10,000,000	10,867,600
Lycoming County Authority Health System Revenue, Susquehanna Health System Project, Refunding, Series A, 5.75%, 7/01/39	25,000,000	27,535,250
Lycoming County Water and Sewer Authority Sewer Revenue, AGMC Insured, 5.00%, 11/15/35	5,835,000	6,300,983
Marple Newtown School District GO, AGMC Insured, 5.00%, 6/01/31	11,225,000	12,630,594
McKeesport Municipal Authority Sewer Revenue, 5.75%, 12/15/39	5,000,000	5,507,300
Monroe County Hospital Authority Hospital Revenue, Pocono Medical Center,		
5.00%, 1/01/27	1,000,000	1,035,310
5.125%, 1/01/37	2,000,000	2,060,040
5.25%, 1/01/43	2,000,000	2,039,660
Series A, 5.00%, 1/01/41	2,000,000	2,083,400
Monroeville Finance Authority UPMC Revenue, Refunding, 5.00%, 2/15/42	7,585,000	8,205,756
Montgomery County GO, 5.00%, 9/15/22	645,000	646,638
Montgomery County Higher Education and Health Authority Revenue,		
Abington Memorial Hospital Obligated Group, 5.00%, 6/01/31	5,000,000	5,477,150
Arcadia University, 5.625%, 4/01/40	5,750,000	6,284,750
Montgomery County IDA Health Facilities Revenue, Jefferson Health System, Series A, 5.00%, 10/01/41	5,000,000	5,307,200
Montgomery County IDAR, FHA Insured, 5.375%, 8/01/38	5,000,000	5,632,450
Montour School District GO, AGMC Insured, 5.00%,		
4/01/32	5,000,000	5,304,500
4/01/37	12,500,000	13,169,375
North Pennsylvania Water Authority Revenue, Refunding, 5.00%, 11/01/32	6,160,000	6,927,844
Northampton Borough Municipal Authority Water Revenue, NATL Insured, Pre-Refunded, 5.00%,		
5/15/34	1,955,000	2,041,782
5/15/34	445,000	464,972
Northampton County General Purpose Authority Hospital Revenue, St. Luke's Hospital Project,		
Series A, 5.50%, 8/15/35	10,000,000	10,691,800
Series B, 5.50%, 8/15/33	2,200,000	2,378,684

Northampton County General Purpose Authority Revenue,		
Higher Education, Lehigh University, 5.00%, 11/15/39	20,000,000	21,541,400
Lafayette College, Refunding, 5.00%, 11/01/34	20,000,000	21,825,200
Northeastern Hospital and Education Authority Revenue, Wilkes University Project, Series A, 5.25%, 3/01/42	2,400,000	2,575,320
Northeastern York School District GO, Series B, NATL RE, FGIC Insured, 5.00%,		
4/01/30	1,000,000	1,061,640
4/01/31	2,000,000	2,118,860
Norwin School District GO, AGMC Insured,		
5.00%, 4/01/37	10,000,000	10,462,500
Pre-Refunded, 5.00%, 4/01/35	3,000,000	3,376,020
Owen J. Roberts School District GO, AGMC Insured, 5.00%, 9/01/36	2,710,000	3,016,582
Pennsylvania Economic Development Financing Authority Revenue, Lincoln University of the Commonwealth System of Higher Education, Series A, NATL RE, FGIC Insured, 5.00%, 6/01/33	3,325,000	3,368,524
Pennsylvania HFA, SFMR, Refunding, Series 105C, 4.875%, 10/01/34	15,560,000	15,767,882
Pennsylvania State Economic Development Financing Authority Exempt Facilities Revenue, Allegheny Energy Supply Co., LLC Project, 7.00%, 7/15/39	10,000,000	11,898,000
Pennsylvania State Economic Development Financing Authority Revenue, Unemployment Compensation, Refunding, Series A, 5.00%, 7/01/19	10,000,000	12,199,200
Pennsylvania State Economic Development Financing Authority Water Facilities Revenue, Aqua Pennsylvania Inc. Project, Series B, 5.00%, 12/01/43	25,000,000	26,990,000
Pennsylvania State Economic Development Financing Authority Water Facility Revenue, Pennsylvania, American Water Co. Project, 6.20%, 4/01/39	12,000,000	14,135,040
Pennsylvania State GO,		
First Series, 5.00%, 11/15/25	5,000,000	5,971,400
First Series, 5.00%, 11/15/26	12,545,000	14,876,990
First Series, 5.00%, 6/01/28	10,000,000	11,711,600
First Series, 5.00%, 11/15/29	15,000,000	17,515,350
Second Series, 5.00%, 4/15/23	10,000,000	11,845,600
Second Series A, 5.00%, 8/01/25	5,000,000	5,693,700
Pennsylvania State Higher Educational Facilities Authority Revenue,		
AICUP Financing Program, Gwynedd Mercy College Project, Series KK1, 5.375%, 5/01/42	1,800,000	1,902,258
AICUP Financing Program, St. Francis University Project, Series JJ2, 6.25%, 11/01/41	3,840,000	4,351,795
Bryn Mawr College, Refunding, AMBAC Insured, 5.00%, 12/01/37	5,000,000	5,517,750
Drexel University, Series A, NATL Insured, 5.00%, 5/01/37	25,525,000	27,085,598
Edinboro University Foundation, Student Housing Project, 6.00%, 7/01/43	3,500,000	3,918,215
Foundation for Indiana University, Student Housing Project, Refunding, Series B, 5.00%, 7/01/41	1,250,000	1,336,438
La Salle University, Series A, 5.00%, 5/01/37	2,500,000	2,642,375
Philadelphia University, Refunding, 5.00%, 6/01/30	2,295,000	2,383,977
Shippensburg University Student Services Inc. Student Housing Project at Shippensburg University of Pennsylvania, 5.00%, 10/01/35	1,400,000	1,514,772
Shippensburg University Student Services Inc. Student Housing Project at Shippensburg University of Pennsylvania, 6.25%, 10/01/43	7,000,000	8,083,670
Shippensburg University Student Services Inc. Student Housing Project at Shippensburg University of Pennsylvania, 5.00%, 10/01/44	2,000,000	2,146,200
St. Joseph's University, Series A, 5.00%, 11/01/40	15,000,000	15,962,550
State System of Higher Education, Series AF, NATL Insured, 5.00%, 6/15/37	7,000,000	7,585,480
Temple University, First Series, 5.00%, 4/01/42	11,310,000	12,336,382
Temple University, Refunding, NATL Insured, 5.00%, 4/01/28	5,000,000	5,382,350
Temple University, Refunding, NATL Insured, 5.00%, 4/01/33	10,000,000	10,679,600
The Trustees of the University of Pennsylvania, Refunding, Series C, 5.00%, 7/15/38	5,000,000	5,296,700
The Trustees of the University of Pennsylvania, Series A, 5.00%, 9/01/41	24,580,000	27,341,071
Thomas Jefferson University, 5.00%, 3/01/40	16,980,000	18,295,441
Thomas Jefferson University, 5.00%, 3/01/42	1,080,000	1,181,887
University of Pennsylvania Health System, 5.75%, 8/15/41	3,950,000	4,478,826
University of Pennsylvania Health System, 5.00%, 8/15/42	4,600,000	4,994,956
University of Pennsylvania Health System, Refunding, Series B, 6.00%, 8/15/26	5,000,000	5,984,650
University of Pittsburgh Medical Center, Series E, 5.00%, 5/15/31	13,000,000	14,268,280
University of the Sciences in Philadelphia, 5.00%, 11/01/42	5,000,000	5,376,400
University of the Sciences in Philadelphia, Assured Guaranty, 5.00%, 11/01/32	5,000,000	5,433,000
University of the Sciences in Philadelphia, Refunding, Series A, XLCA Insured, 5.00%, 11/01/36	8,315,000	8,565,947
Widener University, 5.00%, 7/15/31	500,000	518,835
Widener University, 5.00%, 7/15/39	5,750,000	5,957,058
Pennsylvania State Higher Educational Facilities Authority Student Housing Revenue, University Properties Inc. Student Housing Project at East Stroudsburg University of Pennsylvania, 5.00%, 7/01/42	5,500,000	5,742,715

Pennsylvania State Public School Building Authority Community College Revenue, Community College of Philadelphia Project, 6.00%, 6/15/28	5,000,000	5,747,800
Pennsylvania State Public School Building Authority Lease Revenue, School District of Philadelphia Project, Refunding, Series B, AGMC Insured, 4.75%, 6/01/30	5,000,000	5,250,550
Pennsylvania State Public School Building Authority Revenue,		
Career Institute of Technology, NATL RE, FGIC Insured, 5.00%, 11/15/28	1,000,000	1,047,340
Central Montgomery County Area, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 5/15/24	2,500,000	2,613,400
Pennsylvania State Turnpike Commission Oil Franchise Tax Revenue, Series B, NATL Insured,		
5.00%, 12/01/24	1,655,000	1,682,622
Pre-Refunded, 5.00%, 12/01/31	5,000,000	5,116,700
Pennsylvania State Turnpike Commission Turnpike Revenue,		
Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.25%, 6/01/38	5,000,000	5,841,050
Series A, 5.00%, 12/01/42	10,000,000	10,758,600
Series A, AMBAC Insured, 5.00%, 12/01/34	5,000,000	5,241,550
Series A, Assured Guaranty, 5.00%, 6/01/39	20,000,000	21,363,000
Series C, Sub Series C-1, 5.00%, 12/01/40	3,000,000	3,174,570
Series D, 5.125%, 12/01/40	16,860,000	17,944,435
Special, Motor License Fund Enhanced Turnpike, Series A, 5.50%, 12/01/41	5,000,000	5,650,250
Pennsylvania State University Revenue, 5.00%,		
3/01/28	5,980,000	6,889,618
9/01/35	1,000,000	1,066,470
3/01/40	1,500,000	1,670,130
Philadelphia Airport Revenue, Series A, AGMC Insured, 5.00%, 6/15/40	5,000,000	5,437,650
Philadelphia Authority for IDR,		
Cultural and Commercial Corridors Program, Series A, NATL RE, FGIC Insured, 5.00%, 12/01/23	6,205,000	6,512,334
Cultural and Commercial Corridors Program, Series A, NATL RE, FGIC Insured, 5.00%, 12/01/25	5,690,000	5,935,694
International Apartments at Temple University, Series A, 5.625%, 6/15/42	4,000,000	4,315,960
Philadelphia Corp. for Aging Project, Series B, AMBAC Insured, 5.25%, 7/01/31	2,000,000	2,001,220
Philadelphia Gas Works Revenue,		
Ninth Series, 5.25%, 8/01/40	5,720,000	6,131,382
Twelfth Series B, NATL Insured, ETM, 7.00%, 5/15/20	615,000	756,284
Philadelphia GO,		
Refunding, Series A, Assured Guaranty, 5.125%, 8/01/25	5,000,000	5,440,450
Refunding, Series A, Assured Guaranty, 5.25%, 8/01/26	5,000,000	5,486,350
Series B, Assured Guaranty, 7.125%, 7/15/38	10,000,000	11,495,600
Philadelphia Hospitals and Higher Education Facilities Authority Revenue,		
Children's Hospital of Philadelphia Project, Series C, 5.00%, 7/01/41	5,000,000	5,402,750
Temple University Health System, Refunding, Series A, 5.50%, 7/01/30	5,000,000	5,240,800
Temple University Health System, Refunding, Series A, 5.00%, 7/01/34	4,000,000	4,043,880
Philadelphia Housing Authority Capital Fund Program Revenue, Series A, AGMC Insured, 5.00%, 12/01/21	5,000,000	5,048,400
Philadelphia Municipal Authority Revenue, Lease, 6.50%,		
4/01/34	3,250,000	3,739,223
4/01/39	2,500,000	2,822,975
Philadelphia RDAR, Neighborhood Transformation Initiative,		
Refunding, 5.00%, 4/15/26	3,000,000	3,369,360
Series C, NATL RE, FGIC Insured, 5.00%, 4/15/31	13,565,000	13,945,227
Philadelphia School District GO,		
Series D, FGIC Insured, Pre-Refunded, 5.125%, 6/01/34	5,000,000	5,240,100
Series E, 6.00%, 9/01/38	5,000,000	5,560,400
Philadelphia Water and Wastewater Revenue,		
Series A, 5.25%, 1/01/36	3,000,000	3,290,670
Series A, 5.00%, 1/01/41	15,000,000	16,370,250
Series A, AGMC Insured, 5.00%, 7/01/29	11,645,000	12,311,560
Series C, AGMC Insured, 5.00%, 8/01/35	7,000,000	7,752,640
Pine-Richland School District GO, Allegheny County, Assured Guaranty, 5.00%, 3/01/39	15,130,000	16,599,879
Pittsburgh Water and Sewer Authority Revenue, FGIC Insured, ETM, 7.25%, 9/01/14	310,000	324,849
[a]Plum Boro School District GO, Series E, Build America Mutual Assurance, 5.00%, 9/15/37	5,610,000	6,208,250
Reading GO, AGMC Insured, 6.00%, 11/01/28	2,000,000	2,229,640
Scranton School District GO,		
Series A, AGMC Insured, 5.00%, 7/15/38	5,430,000	5,707,690
Series C, AGMC Insured, 5.00%, 7/15/38	5,000,000	5,255,700
Scranton-Lackawanna Health and Welfare Authority Revenue, University of Scranton, XLCA Insured, 5.00%, 11/01/37	8,125,000	8,673,031
Snyder County Higher Education Authority University Revenue, Susquehanna University Project, 5.00%, 1/01/38	4,000,000	4,223,200
South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial Hospital, Refunding, Series B, Assured Guaranty, 5.375%, 7/01/35	10,000,000	10,775,600

Franklin Tax-Free Trust

Statement of Investments, May 31, 2013 (unaudited) *(continued)*

Southmoreland School District GO, NATL Insured, Pre-Refunded, 5.00%, 4/01/27	5,025,000	5,450,969
State Public School Building Authority College Revenue, Delaware County Community College Project, AGMC Insured, 5.00%, 10/01/32	1,000,000	1,075,630
State Public School Building Authority School Lease Revenue,		
The School District of Philadelphia Project, 5.00%, 4/01/29	3,835,000	4,114,572
The School District of Philadelphia Project, 5.00%, 4/01/31	2,500,000	2,659,300
The School District of Philadelphia Project, 5.00%, 4/01/32	2,000,000	2,118,340
The School District of Philadelphia Project, AGMC Insured, Pre-Refunded, 5.00%, 6/01/33	15,000,000	15,000,000
The School District of the City of Harrisburg Project, Series A, Assured Guaranty, 5.00%, 11/15/33	5,000,000	5,305,550
Susquehanna Area Regional Airport Authority Airport System Revenue, Series A, 6.50%, 1/01/38	4,000,000	4,451,000
Union County Higher Educational Facilities Financing Authority University Revenue, Bucknell University, Series A, 5.00%,		
4/01/37	2,000,000	2,238,820
4/01/42	6,255,000	6,931,541
University of Pittsburgh of the Commonwealth System of Higher Education Revenue, University Capital Project,		
Refunding, Series C, 5.00%, 9/15/35	5,000,000	5,528,950
Series B, 5.00%, 9/15/31	10,000,000	11,211,000
Washington County IDA College Revenue, Washington and Jefferson College, Refunding,		
5.25%, 11/01/30	7,525,000	8,268,244
5.00%, 11/01/36	8,470,000	8,976,337
West Mifflin Area School District GO, Allegheny County, AGMC Insured, 5.125%, 4/01/31	1,000,000	1,110,000
Westmoreland County Municipal Authority Revenue, 5.00%, 8/15/37	7,500,000	8,261,100
Whitehall-Coplay School District GO, Lehigh County, Series A, AGMC Insured, 5.375%, 11/15/34	6,000,000	6,666,900
Wilkes-Barre Finance Authority Revenue, Wilkes University Project, Refunding, 5.00%, 3/01/37	4,500,000	4,618,395
Wyoming Area School District GO, Refunding, Series A, NATL Insured, 5.00%, 9/01/26	5,005,000	5,275,520
York County GO, Refunding, 5.00%, 6/01/38	5,000,000	5,600,750
		1,407,864,876
U.S. Territories 10.7%		
Puerto Rico 10.0%		
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, 6.00%, 7/01/44	2,100,000	2,142,105
Puerto Rico Commonwealth GO, Public Improvement,		
Refunding, Series A, 5.75%, 7/01/41	7,730,000	7,874,396
Refunding, Series A-4, AGMC Insured, 5.25%, 7/01/30	5,000,000	5,163,700
Series A, 5.00%, 7/01/29	4,000,000	3,862,720
Series A, 5.00%, 7/01/33	7,800,000	7,512,648
Series A, Pre-Refunded, 5.00%, 7/01/33	7,000,000	7,024,290
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Series B, 5.00%, 7/01/37	7,010,000	6,643,447
Puerto Rico Electric Power Authority Power Revenue,		
Refunding, Series A, 5.00%, 7/01/42	8,500,000	8,087,410
Series TT, 5.00%, 7/01/32	5,100,000	4,977,345
Series XX, 5.25%, 7/01/40	16,020,000	15,927,725
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B, 5.50%, 8/01/31	10,000,000	9,953,800
Puerto Rico Sales Tax FICO Sales Tax Revenue,		
first subordinate, Series A, 5.375%, 8/01/39	20,000,000	21,030,800
first subordinate, Series A, 6.00%, 8/01/42	34,000,000	37,325,880
first subordinate, Series A-1, 5.25%, 8/01/43	10,000,000	10,341,000
first subordinate, Series C, 5.50%, 8/01/40	15,000,000	15,917,400
Refunding, Series C, 5.00%, 8/01/46	6,250,000	6,574,313
		170,358,979
U.S. Virgin Islands 0.7%		
Virgin Islands PFAR,		
Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33	5,000,000	5,141,600
senior lien, Refunding, Series B, 5.00%, 10/01/25	5,500,000	6,052,420
		11,194,020
Total U.S. Territories		181,552,999
Total Municipal Bonds before Short Term Investments (Cost $1,498,075,723)		1,589,417,875
Short Term Investments 5.5%		
Municipal Bonds 5.5%		
Pennsylvania 5.5%		
[b]Geisinger Authority Health System Revenue, Geisinger Health System,		
Refunding, Series A, Daily VRDN and Put, 0.03%, 5/15/35	20,600,000	20,600,000
Series B, Daily VRDN and Put, 0.03%, 6/01/41	29,915,000	29,915,000
Series C, Daily VRDN and Put, 0.05%, 8/01/28	42,750,000	42,750,000

Franklin Tax-Free Trust

Statement of Investments, May 31, 2013 (unaudited) *(continued)*

Total Short Term Investments (Cost $93,265,000)	93,265,000
Total Investments (Cost $1,591,340,723) 99.4%	1,682,682,875
Other Assets, less Liabilities 0.6%	10,799,010
Net Assets 100.0%	$ 1,693,481,885

[a] Security purchased on a when-issued basis.

[b] Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
CIFG - CDC IXIS Financial Guaranty
ETM - Escrow to Maturity
FGIC - Financial Guaranty Insurance Co.
FHA - Federal Housing Authority/Agency
FICO - Financing Corp.
GO - General Obligation
HFA - Housing Finance Authority/Agency
IDA - Industrial Development Authority/Agency
IDAR - Industrial Development Authority Revenue
IDR - Industrial Development Revenue
NATL - National Public Financial Guarantee Corp.
NATL RE - National Public Financial Guarantee Corp. Reinsured
PFAR - Public Financing Authority Revenue
RDA - Redevelopment Agency/Authority
RDAR - Redevelopment Agency Revenue
SFMR - Single Family Mortgage Revenue
XLCA - XL Capital Assurance

Franklin Tax-Free Trust
Statement of Investments, May 31, 2013 (unaudited)

Franklin Virginia Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 100.2%				
Virginia 83.3%				
Bristol Utility System Revenue, AGMC Insured, ETM, 5.00%, 7/15/21	$	1,245,000	$	1,471,241
Capital Region Airport Commission Airport Revenue, Series A, AGMC Insured, 5.00%,				
7/01/31		2,000,000		2,175,080
7/01/38		5,895,000		6,313,840
Caroline County IDA Lease Revenue, AMBAC Insured, 5.125%, 6/15/34		1,000,000		1,006,290
Charlotte County IDA Hospital Revenue, Halifax Regional Hospital Inc., 5.00%, 9/01/37		2,500,000		2,611,300
Chesterfield County EDA, PCR, Virginia Electric and Power Co. Project, Refunding, Series A, 5.00%, 5/01/23		5,000,000		5,682,200
Chesterfield County EDA Revenue, Bon Secours Health System Inc.,				
Series C-1, AGMC Insured, 5.00%, 11/01/42		2,250,000		2,373,705
Series C-2, Assured Guaranty, 5.00%, 11/01/42		8,000,000		8,439,840
Dinwiddie County IDA Lease Revenue, Series B, NATL Insured, Pre-Refunded, 5.00%, 2/15/30		1,410,000		1,456,530
Fairfax County EDA Revenue, National Wildlife Federation Project, NATL Insured, 5.375%, 9/01/29		8,000,000		8,013,520
Fairfax County EDA Transportation District Improvement Revenue, Silver Line Phase I Project, 5.00%,				
4/01/36		10,000,000		10,934,600
4/01/37		3,520,000		3,840,038
Fairfax County GO, Public Improvement,				
Refunding, Series B, 5.00%, 4/01/24		10,000,000		12,595,200
Series A, 4.00%, 4/01/30		10,880,000		11,560,218
Series A, 5.00%, 10/01/31		5,215,000		6,128,981
Fairfax County IDAR, Health Care, Inova Health System Project,				
Refunding, Series C, 5.00%, 5/15/25		3,500,000		3,986,710
Series A, 5.50%, 5/15/35		10,000,000		11,392,600
Series A, 5.00%, 5/15/40		10,765,000		11,873,903
Front Royal and Warren County IDA Lease Revenue, Series B, AGMC Insured, Pre-Refunded, 5.00%,				
4/01/29		5,115,000		5,314,843
4/01/35		6,000,000		6,234,420
Greater Richmond Convention Center Authority Hotel Tax Revenue, Refunding, NATL Insured, 5.00%, 6/15/30		6,000,000		6,308,160
Hampton Roads Sanitation District Wastewater Revenue,				
5.00%, 4/01/33		10,000,000		11,152,800
5.00%, 11/01/34		3,000,000		3,393,870
Refunding, 5.00%, 4/01/38		16,000,000		17,668,160
Series A, 5.00%, 1/01/39		13,830,000		15,472,174
Harrisonburg IDAR, Hospital Facilities, Rockingham Memorial Hospital, AMBAC Insured, 5.00%,				
8/15/42		8,095,000		8,491,088
8/15/46		15,000,000		15,715,350
Henrico County EDA Revenue, Bon Secours Health System Inc., Refunding, 5.00%, 11/01/30		7,000,000		7,606,900
Henrico County GO, Public Improvement, Refunding, 5.00%, 8/01/25		3,420,000		4,356,704
Hopewell Sewer System Revenue, Refunding, Series A, 5.00%, 7/15/42		4,850,000		5,313,078
Isle Wight County GO, Public Improvement, Refunding, 5.00%,				
7/01/37		3,000,000		3,450,240
7/01/43		6,000,000		6,824,160
King George County IDA Lease Revenue, AGMC Insured, Pre-Refunded, 5.00%, 3/01/32		3,595,000		3,721,256
Lexington IDA Educational Facilities Revenue, VMI Development Board Inc. Project, Series C, 5.00%, 12/01/36		5,000,000		5,515,600
Loudoun County Sanitation Authority Water and Sewer Revenue,				
5.00%, 1/01/33		4,045,000		4,287,579
Pre-Refunded, 5.00%, 1/01/33		11,015,000		11,830,000
Manassas Park GO, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 4/01/29		5,545,000		6,447,227
Middle River Regional Jail Authority Jail Facility Revenue, NATL Insured, 5.00%, 5/15/28		1,000,000		1,026,770
Montgomery County EDA Revenue, Virginia Tech Foundation, Refunding, Series A, 4.25%, 6/01/36		5,000,000		5,241,600
Montgomery County IDA Public Facilities Lease Revenue, Public Projects, 5.00%, 2/01/29		6,500,000		7,084,285
Newport News EDA, EDR,				
Refunding, Series A, 5.00%, 7/01/26		1,045,000		1,238,158
Refunding, Series A, 5.00%, 7/01/27		1,030,000		1,212,217
Refunding, Series A, 5.00%, 7/01/28		1,225,000		1,434,218
Refunding, Series A, 5.00%, 7/01/29		2,790,000		3,249,541
Refunding, Series A, 5.00%, 7/01/30		1,500,000		1,739,280
Series A, Pre-Refunded, 5.00%, 1/15/31		5,870,000		6,551,096
Norfolk GO, Capital Improvement, Refunding, Series C, 5.00%, 10/01/42		5,000,000		5,552,450
Northwestern Regional Jail Authority Jail Facilities Revenue, NATL Insured, Pre-Refunded, 5.00%, 7/01/33		2,600,000		2,849,392
Patrick County EDA Lease Revenue, School Projects, Assured Guaranty, 5.25%, 3/01/39		6,435,000		6,873,159

Pittsylvania County School GO, Series B, 5.75%, 2/01/30	5,800,000	6,646,510
Portsmouth GO, Public Utility, Refunding, Series A, 5.00%, 7/15/41	10,000,000	11,235,900
Prince William County GO, Public Improvement, Refunding, Series A, 5.00%,		
8/01/26	1,190,000	1,507,968
8/01/27	1,025,000	1,303,564
Prince William County IDA Revenue, George Mason University Foundation, Prince William Life Sciences Lab LLC Project, Series AA, 5.125%, 9/01/41	3,200,000	3,413,344
Prince William County Service Authority Water and Sewer System Revenue, Refunding, 5.00%, 7/01/32	1,750,000	1,887,183
Richmond City GO, Public Improvement, Series A, 5.00%, 3/01/32	4,000,000	4,610,800
Richmond Public Utility Revenue,		
AGMC Insured, Pre-Refunded, 5.00%, 1/15/35	3,500,000	3,762,395
Refunding, 5.00%, 1/15/35	11,495,000	12,830,949
Riverside Regional Jail Authority Jail Facility Revenue, NATL Insured, 5.00%,		
7/01/28	7,000,000	7,463,540
7/01/32	22,000,000	23,241,680
Roanoke County EDA Lease Revenue, Public Facility Projects, Assured Guaranty, 5.125%, 10/15/37	10,000,000	10,946,200
Roanoke EDA Hospital Revenue, Carilion Clinic Obligated Group, Refunding, 5.00%, 7/01/33	10,615,000	11,459,636
Roanoke IDA Hospital Revenue, Carilion Health System Obligated Group, Series B,		
AGMC Insured, 5.00%, 7/01/38	3,950,000	4,208,646
Assured Guaranty, Pre-Refunded, 5.00%, 7/01/38	50,000	61,588
Smyth County GO, Public Improvement, Series A, 5.00%, 11/01/31	4,145,000	4,629,426
Stafford County and Staunton IDAR, Virginia Municipal League Assn. of Counties Finance Program,		
Series A, NATL Insured, 5.25%, 8/01/31	3,890,000	4,067,929
Series A, NATL Insured, Pre-Refunded, 5.25%, 8/01/31	1,110,000	1,271,094
Series C, NATL Insured, 5.00%, 8/01/35	7,735,000	7,991,415
Series E, XLCA Insured, 5.00%, 8/01/37	3,985,000	4,183,931
Stafford County EDA Hospital Facilities Revenue, Medicorp Health System Obligated Group, 5.25%, 6/15/37	5,000,000	5,114,900
Suffolk GO, Refunding, 5.00%,		
6/01/25	1,500,000	1,777,185
6/01/28	1,000,000	1,164,280
2/01/41	10,000,000	11,134,200
6/01/42	12,560,000	14,020,728
University of Virginia Revenue,		
General, 5.00%, 6/01/37	8,935,000	9,541,865
General, Refunding, 5.00%, 9/01/31	1,275,000	1,496,442
General, Refunding, 5.00%, 6/01/40	17,750,000	19,845,742
General, Refunding, Series A, 5.00%, 6/01/43	15,000,000	17,306,700
Series B, Pre-Refunded, 5.00%, 6/01/33	11,980,000	11,980,000
Virginia Beach Development Authority Public Facility Revenue, Series A, 5.00%, 7/15/27	5,635,000	6,303,593
Virginia Commonwealth Transportation Board Transportation Revenue, Capital Projects,		
4.00%, 5/15/29	5,205,000	5,581,842
5.00%, 5/15/34	5,000,000	5,664,350
Virginia Port Authority Facility Revenue, Commonwealth Port Fund Revenue, Refunding, Series C, 5.00%, 7/01/30	2,015,000	2,345,138
Virginia Port Authority Port Facilities Revenue,		
NATL Insured, 4.75%, 7/01/28	1,500,000	1,517,355
Refunding, 5.00%, 7/01/40	6,000,000	6,491,760
Virginia Small Business Financing Authority Healthcare Facilities Revenue, Sentara Healthcare, Refunding, 5.00%, 11/01/40	23,000,000	24,908,540
Virginia State College Building Authority Educational Facilities Revenue,		
21st Century College and Equipment Programs, Series B, 4.00%, 2/01/28	11,170,000	11,971,559
Liberty University Projects, 5.25%, 3/01/29	2,860,000	3,255,452
Liberty University Projects, 5.00%, 3/01/41	26,855,000	29,068,926
Public Higher Education Financing Program, Series A, 5.00%, 9/01/33	4,010,000	4,551,951
University of Richmond Project, 4.00%, 3/01/28	3,300,000	3,533,541
Virginia State HDA Commonwealth Mortgage Revenue, Series E, 6.375%, 1/01/36	9,160,000	10,324,511
Virginia State HDA Revenue, Rental Housing,		
Series B, 5.625%, 6/01/39	7,240,000	7,925,556
Series B, 5.00%, 6/01/45	3,050,000	3,199,694
Series E, 5.00%, 10/01/44	6,540,000	6,810,821
Series F, 5.05%, 12/01/44	12,125,000	12,704,939
Series F, 5.00%, 4/01/45	2,125,000	2,223,218
Virginia State PBA Public Facilities Revenue, Series A, 5.00%, 8/01/31	10,000,000	11,522,900
Virginia State Public School Authority Revenue, School Financing, 1997 Resolution,		
Refunding, Series A, 5.00%, 8/01/25	10,000,000	11,998,000
Series B, 5.00%, 8/01/25	3,505,000	4,205,299
Series B, 5.00%, 8/01/28	3,550,000	4,176,788

Franklin Tax-Free Trust

Statement of Investments, May 31, 2013 (unaudited) *(continued)*

Series D, 4.00%, 8/01/29	3,915,000	4,171,354
Series D, 4.00%, 8/01/30	4,075,000	4,321,864
Series D, 4.00%, 8/01/31	4,245,000	4,481,446
Virginia State Public School Authority Special Obligation Fluvanna County Revenue, School Financing, Pre-Refunded, 6.00%, 12/01/32	5,000,000	6,304,550
[a]Virginia State Resources Authority Clean Water Revenue, Revolving Fund, Refunding, 5.00%,		
10/01/24	4,670,000	5,731,958
10/01/25	4,000,000	4,869,040
Virginia State Resources Authority Infrastructure Revenue,		
St. Moral Virginia Pooled Financing Program, Series B, 5.00%, 11/01/41	9,410,000	10,642,051
[a]Virgina Pooled Financing Program, Series A, 5.00%, 11/01/42	4,480,000	5,112,083
Virginia Pooled Financing Program, Senior Series, 5.00%, 11/01/33	2,745,000	2,786,697
Virginia Pooled Financing Program, Senior Series A, 5.00%, 11/01/31	5,000,000	5,505,250
Virginia Pooled Financing Program, Senior Series A, 5.00%, 11/01/36	4,915,000	5,387,774
Virginia Pooled Financing Program, Senior Series A, 5.00%, 11/01/38	1,600,000	1,801,904
Virginia Pooled Financing Program, Senior Series B, 5.00%, 11/01/32	2,505,000	2,810,234
Virginia Pooled Financing Program, Senior Series, Pre-Refunded, 5.00%, 11/01/33	385,000	392,550
Virginia Pooled Financing Program, Senior Series, Pre-Refunded, 5.00%, 11/01/33	1,870,000	1,905,904
Virginia Pooled Financing Program, Series A, 5.00%, 11/01/42	23,000,000	26,079,240
Winchester IDA Hospital Revenue, Valley Health System Obligated Group, Series E, 5.625%, 1/01/44	3,350,000	3,723,592
		801,430,535
District of Columbia 6.5%		
Metropolitan Washington D.C. Airports Authority Airport System Revenue, Refunding,		
Series A, 5.00%, 10/01/35	12,000,000	13,466,040
Series A, AGMC Insured, 5.00%, 10/01/32	10,000,000	10,722,500
Series A, NATL RE, FGIC Insured, 5.00%, 10/01/25	1,000,000	1,011,210
Series B, BHAC Insured, 5.00%, 10/01/29	3,000,000	3,405,930
Series C, 5.125%, 10/01/34	6,450,000	7,186,461
Metropolitan Washington D.C. Airports Authority Dulles Toll Road Revenue, first senior lien, Series A,		
5.00%, 10/01/39	10,000,000	10,920,700
5.25%, 10/01/44	12,000,000	13,245,600
Washington Metropolitan Area Transit Authority Gross Revenue, Transit, Series A, 5.125%, 7/01/32	2,000,000	2,252,020
		62,210,461
U.S. Territories 10.4%		
Puerto Rico 10.4%		
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A,		
6.00%, 7/01/38	1,100,000	1,127,423
Assured Guaranty, 5.00%, 7/01/28	7,000,000	7,125,160
Puerto Rico Commonwealth GO, Public Improvement,		
Refunding, Series B, 6.00%, 7/01/39	5,000,000	5,161,150
Series A, 6.00%, 7/01/38	5,000,000	5,135,800
Series A, Pre-Refunded, 5.00%, 7/01/33	1,100,000	1,103,817
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y, Pre-Refunded, 5.50%, 7/01/36	4,500,000	5,189,580
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue, Series G,		
5.00%, 7/01/33	1,685,000	1,602,940
Pre-Refunded, 5.00%, 7/01/33	3,305,000	3,316,601
Pre-Refunded, 5.00%, 7/01/33	10,000	10,034
Puerto Rico Electric Power Authority Power Revenue,		
Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35	3,000,000	3,289,740
Series RR, XLCA Insured, Pre-Refunded, 5.00%, 7/01/30	1,000,000	1,096,580
Series TT, 5.00%, 7/01/32	5,000,000	4,879,750
Series WW, 5.50%, 7/01/38	6,700,000	6,749,714
Series XX, 5.25%, 7/01/40	8,400,000	8,351,616
Puerto Rico Municipal Finance Agency GO, Series A, AGMC Insured, 5.00%, 8/01/27	2,530,000	2,530,683
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series Q, 5.625%, 7/01/39	5,000,000	5,052,200
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate,		
Series A, 5.375%, 8/01/39	6,000,000	6,309,240
Series A, 6.00%, 8/01/42	20,000,000	21,956,400
Series C, 5.50%, 8/01/40	10,000,000	10,611,600
		100,600,028
Total Municipal Bonds before Short Term Investments (Cost $917,758,028)		964,241,024

Franklin Tax-Free Trust

Statement of Investments, May 31, 2013 (unaudited) *(continued)*

	Principal Amount	Value
Short Term Investments (Cost $1,500,000) 0.2%		
Municipal Bonds 0.2%		
Virginia 0.2%		
[b] Norfolk Redevelopment and Housing Authority Revenue, Old Dominion University Project, Refunding, Daily VRDN and Put, 0.11%, 8/01/33	1,500,000	1,500,000
Total Investments (Cost $919,258,028) 100.4%		965,741,024
Other Assets, less Liabilities (0.4)%		(3,886,214)
Net Assets 100.0%		$ 961,854,810

[a] Security purchased on a when-issued basis.

[b] Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
BHAC - Berkshire Hathaway Assurance Corp.
EDA - Economic Development Authority
EDR - Economic Development Revenue
ETM - Escrow to Maturity
FGIC - Financial Guaranty Insurance Co.
FICO - Financing Corp.
GO - General Obligation
HDA - Housing Development Authority/Agency
IDA - Industrial Development Authority/Agency
IDAR - Industrial Development Authority Revenue
NATL - National Public Financial Guarantee Corp.
NATL RE - National Public Financial Guarantee Corp. Reinsured
PBA - Public Building Authority
PCR - Pollution Control Revenue
XLCA - XL Capital Assurance

	Franklin Alabama Tax-Free Income Fund	Franklin Arizona Tax-Free Income Fund	Franklin Colorado Tax-Free Income Fund	Franklin Connecticut Tax-Free Income Fund
Cost of investments	$298,516,633	$1,101,102,258	$796,809,214	$510,526,590
Unrealized appreciation	$17,460,651	$65,832,314	$53,522,382	$24,599,577
Unrealized depreciation	(551,353)	(8,952,284)	(4,873,120)	(3,019,586)
Net unrealized appreciation (depreciation)	$16,909,298	$56,880,030	$48,649,262	$21,579,991

	Franklin Double Tax-Free Income Fund	Franklin Federal Intermediate-Term Tax-Free Income Fund	Franklin Federal Limited-Term Tax-Free Income Fund	Franklin Florida Tax-Free Income Fund
Cost of investments	$620,486,573	$3,713,445,130	$891,270,184	$1,026,894,239
Unrealized appreciation	$26,674,320	$246,213,368	$21,335,993	$69,867,335
Unrealized depreciation	(5,122,148)	(15,867,791)	(433,931)	(5,951,066)
Net unrealized appreciation (depreciation)	$21,552,172	$230,345,577	$20,902,062	$63,916,269

	Franklin Georgia Tax-Free Income Fund	Franklin High Yield Tax-Free Income Fund	Franklin Insured Tax-Free Income Fund	Franklin Kentucky Tax-Free Income Fund
Cost of investments	$604,293,064	$9,148,981,859	$2,800,036,829	$204,937,735
Unrealized appreciation	$43,261,339	$889,325,246	$162,175,639	$12,364,105
Unrealized depreciation	(1,540,140)	(102,171,200)	(15,439,323)	(657,348)
Net unrealized appreciation (depreciation)	$41,721,199	$787,154,046	$146,736,316	$11,706,757

	Franklin Louisiana Tax-Free Income Fund	Franklin Maryland Tax-Free Income Fund	Franklin Massachusetts Tax-Free Income Fund	Franklin Michigan Tax-Free Income Fund
Cost of investments	$497,084,429	$698,811,606	$575,918,439	$1,352,979,107
Unrealized appreciation	$28,149,292	$32,787,602	$27,939,858	$66,514,153
Unrealized depreciation	(2,343,871)	(3,320,424)	(3,415,700)	(2,939,769)
Net unrealized appreciation (depreciation)	$25,805,421	$29,467,178	$24,524,158	$63,574,384

	Franklin Minnesota Tax-Free Income Fund	Franklin Missouri Tax-Free Income Fund	Franklin New Jersey Tax-Free Income Fund	Franklin North Carolina Tax-Free Income Fund
Cost of investments	$1,130,412,416	$1,363,940,483	$1,540,852,632	$1,457,525,533
Unrealized appreciation	$85,142,909	$74,100,715	$90,657,053	$91,293,294
Unrealized depreciation	(3,733,259)	(4,074,602)	(6,761,342)	(6,435,361)
Net unrealized appreciation (depreciation)	$81,409,650	$70,026,113	$83,895,711	$84,857,933

	Franklin Ohio Tax-Free Income Fund	Franklin Oregon Tax-Free Income Fund	Franklin Pennsylvania Tax-Free Income Fund	Franklin Virginia Tax-Free Income Fund
Cost of investments	$1,777,000,281	$1,368,898,293	$1,591,884,864	$ 919,216,183
Unrealized appreciation	$108,198,627	$92,040,602	$96,776,921	$50,722,439
Unrealized depreciation	(13,584,863)	(6,540,949)	(5,978,910)	(4,197,598)
Net unrealized appreciation (depreciation)	$94,613,764	$85,499,653	$90,798,011	$46,524,841